UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2010

Date of reporting period: January 31, 2010

Item 1.	Reports to Stockholders.

Item 1.	Reports to Stockholders.

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

iSHARES® NYSE SERIES

JANUARY 31, 2010

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iShares S&P North American Technology Sector Index Fund | IGM | NYSE Arca

iShares S&P North American Technology-Multimedia Networking Index Fund | IGN | NYSE Arca

iShares S&P North American Technology-Semiconductors Index Fund | IGW | NYSE Arca

iShares S&P North American Technology-Software Index Fund | IGV | NYSE Arca

iShares S&P North American Natural Resources Sector Index Fund | IGE | NYSE Arca

iShares NYSE Composite Index Fund | NYC | NYSE Arca

iShares NYSE 100 Index Fund | NY | NYSE Arca

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

Performance as of January 31, 2010

The iShares S&P North American Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology SectorIndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 8.45%, while the total return for the Index was 8.73% .

			Average Annual Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
52.27%	52.06%	53.04%	2.93%	2.91%	3.39%	(1.24)%	(1.25)%	(0.78)%

Cumulative Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
52.27%	52.06%	53.04%	15.54%	15.42%	18.11%	(10.48)%	(10.56)%	(6.69)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/19/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES ® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/10
Industry	Percentage of Net Assets
Computers	28.62%

Software	21.09

Semiconductors	14.17

Internet	13.89

Telecommunications	13.76

Commercial Services	4.92

Electronics	2.53

Office & Business Equipment	0.38

Distribution & Wholesale	0.24

Electrical Components & Equipment	0.14

Machinery	0.11

Audio/Video Products	0.05

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Microsoft Corp.	7.84%

Apple Inc.	7.44

International Business Machines Corp.	6.98

Google Inc. Class A	6.07

Cisco Systems Inc.	5.90

Hewlett-Packard Co.	5.42

Intel Corp.	5.12

Oracle Corp.	4.53

QUALCOMM Inc.	3.29

Amazon.com Inc.	2.10

TOTAL	54.69%

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

Performance as of January 31, 2010

The iShares S&P North American Technology-Multimedia Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Multimedia Networking IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of communication equipment companies in the U.S. and Canada. The Index includes companies that are producers of telecom, data networking and wireless equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 2.50%, while the total return for the Index was 2.76%.

			Average Annual Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
49.22%	49.22%	50.32%	(1.25)%	(1.24)%	(0.64)%	(4.09)%	(4.09)%	(3.57)%

Cumulative Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
49.22%	49.22%	50.32%	(6.11)%	(6.04)%	(3.14)%	(30.05)%	(30.05)%	(26.71)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/10
Industry	Percentage of Net Assets
Telecommunication Equipment	27.77%

Networking Products	22.63

Wireless Equipment	15.06

Computers	10.88

Computer - Integrated Systems	7.17

Telecommunication Equipment Fiber Optics	6.20

Internet Infrastructure Software	5.30

Internet Security	1.88

Semiconductor Components/Integrated Circuits	1.71

Satellite Telecommunications	1.38

Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Cisco Systems Inc.	7.68%

Research in Motion Ltd.	7.65

QUALCOMM Inc.	6.58

Juniper Networks Inc.	5.72

Harris Corp.	5.41

F5 Networks Inc.	5.30

Motorola Inc.	5.03

Brocade Communications Systems Inc.	4.83

CommScope Inc.	4.81

Tellabs Inc.	4.68

TOTAL	57.69%

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

Performance as of January 31, 2010

The iShares S&P North American Technology-Semiconductors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Semiconductors IndexTM (the “Index”). The Index measures the performance of U.S-traded stocks of semiconductor companies in the U.S. and Canada. The Index includes companies that are producers of semiconductors and semiconductor equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 2.17%, while the total return for the Index was 2.46%.

			Average Annual Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
57.22%	57.02%	58.10%	(2.40)%	(2.39)%	(2.03)%	(4.52)%	(4.52)%	(4.15)%

Cumulative Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
57.22%	57.02%	58.10%	(11.43)%	(11.38)%	(9.73)%	(32.72)%	(32.73)%	(30.39)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns ”represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/10
Industry	Percentage of Net Assets
Electronic Components - Semiconductors	63.57%

Semiconductor Equipment	18.79

Semiconductor Components/ Integrated Circuits	14.87

Networking Products	1.20

Wireless Equipment	0.57

Lasers - Systems/Components	0.51

Instruments - Scientific	0.44

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Intel Corp.	8.47%

Applied Materials Inc.	8.40

Texas Instruments Inc.	7.51

Broadcom Corp. Class A	6.46

NVIDIA Corp.	4.79

Analog Devices Inc.	4.42

Micron Technology Inc.	4.16

Xilinx Inc.	3.66

Altera Corp.	3.54

Linear Technology Corp.	3.27

TOTAL	54.68%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

Performance as of January 31, 2010

The iShares S&P North American Technology-Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Software IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of software-related companies in the U.S. and Canada. The Index includes companies that are producers of client/server applications, enterprise software, application software, PC and home entertainment software. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 7.79%, while the total return for the Index was 8.06%.

			Average Annual Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
45.99%	45.83%	46.71%	2.02%	2.04%	2.43%	(1.24)%	(1.25)%	(0.78)%

Cumulative Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
45.99%	45.83%	46.71%	10.53%	10.65%	12.74%	(10.17)%	(10.21)%	(6.48)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns ”represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/10
Industry	Percentage of Net Assets
Applications Software	28.46%

Enterprise Software/Services	25.28

Internet Security	10.89

Electronic Forms	7.84

Entertainment Software	6.48

Computer-Aided Design	6.15

Electronic Design Automation	3.02

Computer – Integrated Systems	2.29

Electronic Components – Semiconductors	1.65

E-Services/Consulting	1.47

Data Processing/Management	1.36

Internet Infrastructure Software	1.29

Transactional Software	1.27

Educational Software	0.71

Computer Software	0.54

Audio/Video Products	0.54

Communications Software	0.36

Human Resources	0.34

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Oracle Corp.	8.92%

Microsoft Corp.	8.15

Adobe Systems Inc.	7.84

Symantec Corp.	7.60

Intuit Inc.	5.19

CA Inc.	4.83

Citrix Systems Inc.	4.20

BMC Software Inc.	3.92

Salesforce.com Inc.	3.86

McAfee Inc.	3.29

TOTAL	57.80%

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

Performance as of January 31, 2010

The iShares S&P North American Natural Resources Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 8.46%, while the total return for the Index was 8.77%.

Average Annual Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
32.25%	31.89%	32.89%	8.90%	8.85%	9.42%	10.27%	10.25%	10.71%

Cumulative Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
32.25%	31.89%	32.89%	53.19%	52.84%	56.86%	124.72%	124.31%	132.04%

Total returns for the period since inception are calculated from the inception date of the Fund (10/22/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES ® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/10
Industry	Percentage of Net Assets
Oil & Gas	61.15%

Mining	15.50

Oil & Gas Services	13.15

Coal	2.59

Pipelines	2.39

Packaging & Containers	2.21

Forest Products & Paper	2.03

Building Materials	0.40

Gas	0.20

Manufacturing	0.17

Transportation	0.08

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Chevron Corp.	7.36%

Exxon Mobil Corp.	6.76

Schlumberger Ltd.	5.53

ConocoPhillips	5.16

Occidental Petroleum Corp.	4.61

Suncor Energy Inc.	3.58

Canadian Natural Resources Ltd.	2.51

Barrick Gold Corp.	2.48

Apache Corp.	2.41

Anadarko Petroleum Corp.	2.27

TOTAL	42.67%

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of January 31, 2010

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index® (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and tracking stocks listed on the New York Stock Exchange (NYSE). The securities in the Index represent a broad spectrum of large-, mid- and small-capitalization companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 8.20%, while the total return for the Index was 8.28%.

Average Annual Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
35.98%	35.83%	36.11%	1.74%	1.69%	1.83%	3.04%	3.01%	3.16%

Cumulative Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
35.98%	35.83%	36.11%	8.99%	8.76%	9.50%	19.13%	18.95%	19.92%

Total returns for the period since inception are calculated from the inception date of the Fund (3/30/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES ® NYSE COMPOSITE INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/10
Sector	Percentage of Net Assets
Financial	21.18%

Consumer Non-Cyclical	20.92

Energy	15.57

Industrial	10.62

Consumer Cyclical	8.43

Communications	8.05

Basic Materials	6.81

Technology	4.55

Utilities	3.51

Diversified	0.13

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.17%

HSBC Holdings PLC SP ADR	1.33

Procter & Gamble Co. (The)	1.28

BP PLC SP ADR	1.25

Johnson & Johnson	1.23

General Electric Co.	1.21

International Business Machines Corp.	1.15

JPMorgan Chase & Co.	1.09

Pfizer Inc.	1.07

AT&T Inc.	1.07

TOTAL	12.85%

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NYSE 100 INDEX FUND

Performance as of January 31, 2010

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S. 100 Index® (the “Index”). The Index is designed to measure the performance of the largest 100 U.S. companies, based on market capitalization, listed on the New York Stock Exchange (NYSE). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 8.60%, while the total return for the Index was 8.72%.

Average Annual Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.43%	24.32%	24.64%	(0.98)%	(1.03)%	(0.83)%	(0.01)%	(0.05)%	0.15%

Cumulative Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.43%	24.32%	24.64%	(4.82)%	(5.02)%	(4.06)%	(0.07)%	(0.28)%	0.87%

Total returns for the period since inception are calculated from the inception date of the Fund (3/29/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	29.71%

Financial	16.42

Energy	16.30

Industrial	11.50

Consumer Cyclical	8.10

Communications	6.54

Technology	6.31

Basic Materials	2.70

Utilities	2.21

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.75%

Procter & Gamble Co. (The)	3.39

Johnson & Johnson	3.27

General Electric Co.	3.19

International Business Machines Corp.	3.04

JPMorgan Chase & Co.	2.88

AT&T Inc.	2.83

Pfizer Inc.	2.82

Chevron Corp.	2.72

Wells Fargo & Co.	2.62

TOTAL	32.51%

FUND PERFORMANCE OVERVIEWS	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/09)	Ending Account Value (1/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/09 to 1/31/10)
S&P North American Technology Sector
Actual	$1,000.00	$1,084.50	0.48%	$2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
S&P North American Technology-Multimedia Networking
Actual	1,000.00	1,025.00	0.48	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
S&P North American Technology-Semiconductors
Actual	1,000.00	1,021.70	0.48	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
S&P North American Technology-Software
Actual	1,000.00	1,077.90	0.48	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (8/1/09)	Ending Account Value (1/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/09 to 1/31/10)
S&P North American Natural Resources Sector
Actual	$1,000.00	$1,084.60	0.48%	$2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
NYSE Composite
Actual	1,000.00	1,082.00	0.25	1.31
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
NYSE 100
Actual	1,000.00	1,086.00	0.20	1.05
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.90%

AUDIO/VIDEO PRODUCTS – 0.05%
TiVo Inc.[a]	22,067	$199,044

		199,044

COMMERCIAL SERVICES – 4.92%
Alliance Data Systems Corp.[a]	10,563	628,076
Convergys Corp.[a]	24,826	265,638
Euronet Worldwide Inc.[a]	10,416	212,695
Gartner Inc.[a]	12,363	264,568
Hewitt Associates Inc. Class Aa	16,824	664,212
Lender Processing Services Inc.	19,374	750,936
MasterCard Inc. Class A	19,449	4,860,305
MAXIMUS Inc.	3,561	170,429
SAIC Inc.[a]	80,407	1,473,860
SuccessFactors Inc.[a]	7,638	124,499
TeleTech Holdings Inc.[a]	6,528	124,293
Visa Inc. Class A	90,727	7,442,336
Western Union Co.	140,220	2,599,679
Wright Express Corp.[a]	7,702	226,131

		19,807,657

COMPUTERS – 28.62%
Affiliated Computer Services Inc. Class Aa	19,744	1,214,651
Apple Inc.[a]	155,965	29,963,996
Brocade Communications Systems Inc.[a]	89,357	613,883
CACI International Inc. Class Aa	6,173	296,119
Cadence Design Systems Inc.[a]	54,282	315,378
Cognizant Technology Solutions Corp. Class Aa	59,604	2,602,311
Computer Sciences Corp.[a]	30,820	1,581,066
Dell Inc.[a]	348,785	4,499,327
Diebold Inc.	13,398	355,985
DST Systems Inc.[a]	7,900	358,107
Electronics For Imaging Inc.[a]	9,127	105,782
EMC Corp.[a]	413,163	6,887,427
FactSet Research Systems Inc.	8,513	536,319
Hewlett-Packard Co.	463,543	21,818,969
International Business Machines Corp.	229,549	28,094,502
Jack Henry & Associates Inc.	17,114	375,823

Security	Shares	Value
Lexmark International Inc. Class Aa	15,775	$406,837
Mentor Graphics Corp.[a]	19,909	159,670
MICROS Systems Inc.[a]	16,098	460,081
NCR Corp.[a]	32,163	384,991
NetApp Inc.[a]	68,538	1,996,512
Palm Inc.[a,b]	33,399	347,016
Research in Motion Ltd.[a]	101,455	6,387,607
Riverbed Technology Inc.[a]	11,177	250,588
SanDisk Corp.[a]	46,144	1,172,980
SRA International Inc. Class Aa	8,917	153,551
STEC Inc.[a,b]	6,795	95,266
Synaptics Inc.[a,b]	7,070	178,942
Synopsys Inc.[a]	29,458	626,572
Syntel Inc.	2,599	87,378
Teradata Corp.[a]	34,618	968,265
Unisys Corp.[a]	8,541	246,750
Western Digital Corp.[a]	45,576	1,731,432

		115,274,083

DISTRIBUTION & WHOLESALE – 0.24%
Ingram Micro Inc. Class Aa	33,067	558,832
Tech Data Corp.[a]	10,278	418,829

		977,661

ELECTRICAL COMPONENTS & EQUIPMENT – 0.14%
Molex Inc.	27,518	554,763

		554,763

ELECTRONICS – 2.53%
Agilent Technologies Inc.[a]	69,794	1,956,326
Amphenol Corp. Class A	34,679	1,381,611
Arrow Electronics Inc.[a]	24,207	635,918
Avnet Inc.[a]	30,585	808,667
AVX Corp.	10,083	119,786
Benchmark Electronics Inc.[a]	13,156	239,702
Celestica Inc.[a]	42,531	418,505
Cogent Inc.[a]	9,390	96,999
Cymer Inc.[a]	5,979	187,561
Dolby Laboratories Inc. Class Aa	10,596	533,297
FEI Co.[a]	7,487	155,730
FLIR Systems Inc.[a]	30,683	907,603
Itron Inc.[a]	8,109	499,028
Jabil Circuit Inc.	38,777	561,491
L-1 Identity Solutions Inc.[a]	15,721	117,750

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
National Instruments Corp.	11,464	$336,927
Plexus Corp.[a]	8,090	275,141
Rofin-Sinar Technologies Inc.[a]	5,785	126,634
Trimble Navigation Ltd.[a]	24,327	556,845
Vishay Intertechnology Inc.[a]	38,293	288,729

		10,204,250

INTERNET – 13.89%
Akamai Technologies Inc.[a]	34,629	855,336
Amazon.com Inc.[a]	67,528	8,468,686
Ariba Inc.[a]	18,192	229,037
Blue Coat Systems Inc.[a]	8,194	201,982
Blue Nile Inc.[a]	2,936	151,351
CyberSource Corp.[a]	14,220	257,098
DealerTrack Holdings Inc.[a]	8,100	145,557
Digital River Inc.[a]	7,973	200,362
EarthLink Inc.	22,203	180,066
eBay Inc.[a]	227,853	5,245,176
Equinix Inc.[a,b]	7,884	758,677
Expedia Inc.[a]	42,619	912,473
F5 Networks Inc.[a]	16,026	792,165
Google Inc. Class Aa	46,201	24,459,733
GSI Commerce Inc.[a]	6,139	139,724
IAC/InterActiveCorp[a]	19,461	390,777
j2 Global Communications Inc.[a]	9,387	192,809
McAfee Inc.[a]	31,894	1,202,404
Netflix Inc.[a,b]	8,725	543,131
NutriSystem Inc.[b]	6,133	124,868
Priceline.com Inc.[a,b]	8,890	1,736,662
Rackspace Hosting Inc.[a]	13,608	247,938
Sapient Corp.[a]	23,290	180,498
Symantec Corp.[a]	164,208	2,783,326
TIBCO Software Inc.[a]	34,337	307,660
ValueClick Inc.[a]	17,189	158,998
VeriSign Inc.[a]	38,885	890,855
WebMD Health Corp.[a,b]	9,674	377,093
Websense Inc.[a]	9,027	167,270
Yahoo! Inc.[a]	241,243	3,621,057

		55,922,769

MACHINERY – 0.11%
Intermec Inc.[a]	10,486	139,149
Zebra Technologies Corp. Class Aa	11,993	313,017

		452,166

Security	Shares	Value
OFFICE & BUSINESS EQUIPMENT – 0.38%
Xerox Corp.	175,771	$1,532,723

		1,532,723

SEMICONDUCTORS – 14.17%
Advanced Micro Devices Inc.[a]	113,842	849,261
Altera Corp.	59,729	1,273,422
AmkorTechnology Inc.[a]	26,223	149,209
Analog Devices Inc.	59,019	1,591,152
Applied Materials Inc.	270,180	3,290,792
Atmel Corp.[a]	91,660	425,302
Broadcom Corp. Class Aa	87,267	2,331,774
Cavium Networks Inc.[a]	7,398	159,871
Cree Inc.[a]	20,951	1,171,370
Cypress Semiconductor Corp.[a]	31,454	316,113
Emulex Corp.[a]	16,704	187,753
Fairchild Semiconductor International Inc.[a]	25,125	225,623
FormFactor Inc.[a]	10,229	158,243
Hittite Microwave Corp.[a]	4,318	160,543
Integrated Device Technology Inc.[a]	34,116	193,438
Intel Corp.	1,062,156	20,605,826
International Rectifier Corp.[a]	14,407	259,902
Intersil Corp. Class A	24,783	333,827
KLA-Tencor Corp.	34,552	974,366
Lam Research Corp.[a]	25,729	849,314
LinearTechnology Corp.	45,110	1,177,371
LSI Corp.[a]	132,032	658,840
Maxim Integrated Products Inc.	61,718	1,078,831
MEMC Electronic Materials Inc.[a]	45,183	568,402
Micrel Inc.	8,433	62,995
Microchip Technology Inc.	37,119	958,041
Micron Technology Inc.[a]	171,853	1,498,558
Microsemi Corp.[a]	16,810	251,141
MKS Instruments Inc.[a]	9,897	164,290
National Semiconductor Corp.	47,827	634,186
NetLogic Microsystems Inc.[a]	4,660	190,874
Novellus Systems Inc.[a]	19,601	409,661
NVIDIA Corp.[a]	112,218	1,727,035
ON Semiconductor Corp.[a]	85,955	619,736
PMC-Sierra Inc.[a]	45,962	365,398
Power Integrations Inc.	5,456	170,282
QLogic Corp.[a]	23,182	398,499

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
Rambus Inc.[a,b]	21,298	$467,278
Rovi Corp.[a]	20,833	601,449
Semtech Corp.[a]	12,724	190,606
Silicon Laboratories Inc.[a]	9,228	389,791
Skyworks Solutions Inc.[a]	35,242	447,221
Teradyne Inc.[a]	35,326	329,945
Tessera Technologies Inc.[a]	10,097	173,365
Texas Instruments Inc.	253,775	5,709,938
TriQuint Semiconductor Inc.[a]	30,691	184,146
Varian Semiconductor Equipment Associates Inc.[a]	14,872	436,196
Veeco Instruments Inc.[a]	7,778	247,496
Xilinx Inc.	55,987	1,320,173
Zoran Corp.[a]	10,676	117,116

		57,055,961

SOFTWARE – 21.09%
Activision Blizzard Inc.[a]	113,137	1,149,472
Acxiom Corp.[a]	15,950	245,311
Adobe Systems Inc.[a]	106,102	3,427,095
Advent Software Inc.[a]	3,125	117,969
ANSYS Inc.[a]	17,933	750,675
Autodesk Inc.[a]	46,450	1,105,046
Automatic Data Processing Inc.	102,222	4,169,635
Avid Technology Inc.[a]	6,074	76,715
Blackbaud Inc.	8,911	198,715
Blackboard Inc.[a]	6,576	259,160
BMC Software Inc.[a]	37,085	1,432,964
Broadridge Financial Solutions Inc.	27,793	603,664
CA Inc.	80,184	1,767,255
Citrix Systems Inc.[a]	36,997	1,537,225
CommVault Systems Inc.[a]	8,493	179,967
Compuware Corp.[a]	47,384	359,645
ConcurTechnologies Inc.[a]	8,616	341,624
Electronic Arts Inc.[a]	65,805	1,071,305
Fair Isaac Corp.	9,617	210,901
Fidelity National Information Services Inc.	66,281	1,561,580
Fiserv Inc.[a]	31,119	1,401,600
Global Payments Inc.	16,382	728,999
Informatica Corp.[a]	18,077	428,244
Intuit Inc.[a]	64,054	1,896,639
JDA Software Group Inc.[a]	7,227	189,420

Security	Shares	Value
Lawson Software Inc.[a]	25,766	$156,142
ManTech International Corp. Class Aa	4,494	215,308
Microsoft Corp.	1,120,736	31,582,339
MicroStrategy Inc. Class Aa	1,828	171,320
NetSuite Inc.[a,b]	3,248	51,286
Novell Inc.[a]	70,794	316,449
Nuance Communications Inc.[a]	46,189	693,759
Open Text Corp.[a]	11,389	448,954
Oracle Corp.	791,955	18,262,482
Parametric Technology Corp.[a]	23,814	394,360
Paychex Inc.	65,048	1,885,742
Pegasystems Inc.	3,200	106,400
Progress Software Corp.[a]	8,265	232,494
Quest Software Inc.[a]	12,765	219,813
Red Hat Inc.[a]	37,963	1,033,353
Salesforce.com Inc.[a]	22,224	1,412,335
SolarWinds Inc.[a]	6,688	129,948
Solera Holdings Inc.	14,073	465,957
Sybase Inc.[a]	16,483	670,364
SYNNEX Corp.[a]	4,190	110,909
Take-Two Interactive Software Inc.[a]	16,779	155,709
Taleo Corp. Class Aa	7,739	157,179
Total System Services Inc.	39,858	570,368
VeriFone Holdings Inc.[a]	14,671	260,997

		84,914,792

TELECOMMUNICATIONS – 13.76%
ADC Telecommunications Inc.[a]	19,987	106,131
ADTRAN Inc.	11,380	241,256
Anixter International Inc.[a]	5,979	249,205
ARRIS Group Inc.[a]	25,501	256,030
Atheros Communications Inc.[a]	13,467	431,887
Ciena Corp.[a,b]	18,827	240,044
Cisco Systems Inc.[a]	1,057,391	23,759,576
CommScope Inc.[a]	18,953	515,711
Comtech Telecommunications Corp.[a]	5,712	201,976
Corning Inc.	315,193	5,698,689
EchoStar Corp. Class Aa	7,670	147,264
Harris Corp.	26,629	1,142,917
Infinera Corp.[a]	17,000	116,450
InterDigital Inc.[a]	8,787	217,830
JDS Uniphase Corp.[a]	44,971	353,472

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
Juniper Networks Inc.[a]	106,452	$2,643,203
Motorola Inc.[a]	468,147	2,879,104
NeuStar Inc. Class Aa	15,024	337,439
Plantronics Inc.	9,917	262,007
Polycom Inc.[a]	17,048	382,387
QUALCOMM Inc.	338,295	13,257,781
RF Micro Devices Inc.[a]	54,142	208,447
SAVVIS Inc.[a]	7,657	120,521
Sonus Networks Inc.[a]	54,683	115,381
Sycamore Networks Inc.	4,081	79,131
Tekelec[a]	13,900	208,222
Tellabs Inc.[a]	78,614	505,488
3Com Corp.[a]	79,259	590,480
ViaSat Inc.[a]	5,660	154,688

		55,422,717

TOTAL COMMON STOCKS (Cost: $441,426,623)		402,318,586

SHORT-TERM INVESTMENTS – 1.38%

MONEY MARKET FUNDS – 1.38%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	3,271,174	3,271,174
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	554,771	554,771
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[c,d]	1,721,114	1,721,114

		5,547,059

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,547,059)		5,547,059

TOTAL INVESTMENTS IN SECURITIES – 101.28%
(Cost: $446,973,682)		407,865,645

Other Assets, Less Liabilities – (1.28)%		(5,167,012)

NET ASSETS – 100.00%		$402,698,633

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.98%

COMPUTER - INTEGRATED SYSTEMS – 7.17%
Brocade Communications
Systems Inc.[a]	1,251,759	$8,599,584
Riverbed Technology Inc.[a]	185,583	4,160,771

		12,760,355

COMPUTERS – 10.88%
Palm Inc.[a,b]	553,962	5,755,665
Research in Motion Ltd.[a]	216,195	13,611,637

		19,367,302

INTERNET INFRASTRUCTURE SOFTWARE – 5.30%
F5 Networks Inc.[a]	190,880	9,435,198

		9,435,198

INTERNET SECURITY – 1.88%
Blue Coat Systems Inc.[a]	136,020	3,352,893

		3,352,893

NETWORKING PRODUCTS – 22.63%
Cisco Systems Inc.[a]	607,989	13,661,514
Infinera Corp.[a]	284,722	1,950,346
Juniper Networks Inc.[a]	410,397	10,190,157
Polycom Inc.[a]	282,885	6,345,111
3Com Corp.[a]	1,091,814	8,134,014

		40,281,142

SATELLITE TELECOMMUNICATIONS – 1.38%
EchoStar Corp. Class Aa	127,804	2,453,837

		2,453,837

SEMICONDUCTOR COMPONENTS/ INTEGRATED CIRCUITS – 1.71%
Emulex Corp.[a]	270,198	3,037,025

		3,037,025

TELECOMMUNICATION EQUIPMENT – 27.77%
ADC Telecommunications Inc.[a]	323,339	1,716,930
ADTRAN Inc.	187,485	3,974,682
ARRIS Group Inc.[a]	420,238	4,219,189
CommScope Inc.[a]	314,378	8,554,225
Comtech Telecommunications Corp.[a]	94,669	3,347,496
Harris Corp.	224,500	9,635,540
Plantronics Inc.	164,685	4,350,978
Sonus Networks Inc.[a]	917,715	1,936,379
Tekelec[a]	225,716	3,381,226
Tellabs Inc.[a]	1,294,468	8,323,429

		49,440,074

Security	Shares	Value
TELECOMMUNICATION EQUIPMENT FIBER OPTICS –6.20%
Ciena Corp.[a,b]	306,841	$3,912,223
JDS Uniphase Corp.[a]	746,160	5,864,818
Sycamore Networks Inc.	64,993	1,260,214

		11,037,255

WIRELESS EQUIPMENT – 15.06%
InterDigital Inc.[a]	144,337	3,578,114
Motorola Inc.[a]	1,456,792	8,959,271
QUALCOMM Inc.	298,614	11,702,683
ViaSat Inc.[a]	94,024	2,569,676

		26,809,744

TOTAL COMMON STOCKS (Cost: $200,940,650)		177,974,825

SHORT-TERM INVESTMENTS – 3.81%

MONEY MARKET FUNDS – 3.81%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	5,714,722	5,714,722
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	969,181	969,181
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[c,d]	104,132	104,132

		6,788,035

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,788,035)		6,788,035

TOTAL INVESTMENTS IN SECURITIES – 03.79%
(Cost: $207,728,685)		184,762,860

Other Assets, Less Liabilities – (3.79)%		(6,750,252)

NET ASSETS – 100.00%		$178,012,608

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.95%

ELECTRONIC COMPONENTS - SEMICONDUCTORS – 63.57%
Advanced Micro Devices Inc.[a]	713,865	$5,325,433
Altera Corp.	374,363	7,981,419
Amkor Technology Inc.[a]	164,088	933,661
Broadcom Corp. Class Aa	545,854	14,585,219
Cavium Networks Inc.[a]	45,856	990,948
Cree Inc.[a]	131,359	7,344,282
Fairchild Semiconductor
International Inc.[a]	157,191	1,411,575
Intel Corp.	985,804	19,124,598
International Rectifier Corp.[a]	90,396	1,630,744
Intersil Corp. Class A	155,583	2,095,703
LSI Corp.[a]	828,165	4,132,543
MEMC Electronic Materials Inc.[a]	283,483	3,566,216
Microchip Technology Inc.	232,770	6,007,794
Micron Technology Inc.[a]	1,077,183	9,393,036
Microsemi Corp.[a]	103,885	1,552,042
National Semiconductor Corp.	299,264	3,968,241
NetLogic Microsystems Inc.[a]	28,879	1,182,884
NVIDIA Corp.[a]	703,276	10,823,418
ON Semiconductor Corp.[a]	539,104	3,886,940
PMC-Sierra Inc.[a]	288,462	2,293,273
Rambus Inc.[a,b]	133,668	2,932,676
Semtech Corp.[a]	78,214	1,171,646
Silicon Laboratories Inc.[a,b]	57,902	2,445,780
Skyworks Solutions Inc.[a]	221,087	2,805,594
Texas Instruments Inc.	753,599	16,955,977
Xilinx Inc.	350,912	8,274,505
Zoran Corp.[a]	66,177	725,962

		143,542,109

INSTRUMENTS - SCIENTIFIC – 0.44%
FEI Co.[a]	47,802	994,282

		994,282

LASERS - SYSTEMS/COMPONENTS – 0.51%
Cymer Inc.[a]	36,606	1,148,330

		1,148,330

NETWORKING PRODUCTS – 1.20%
Atheros Communications Inc.[a]	84,483	2,709,370

		2,709,370

Security	Shares	Value
SEMICONDUCTOR COMPONENTS/ INTEGRATED CIRCUITS – 14.87%
Analog Devices Inc.	369,925	$9,973,178
Atmel Corp.[a]	575,305	2,669,415
Cypress Semiconductor Corp.[a]	197,497	1,984,845
Hittite Microwave Corp.[a]	27,004	1,004,009
Integrated Device Technology Inc.[a]	210,609	1,194,153
Linear Technology Corp.	282,784	7,380,662
Maxim Integrated Products Inc.	386,878	6,762,627
Micrel Inc.	54,626	408,056
Power Integrations Inc.	33,812	1,055,273
TriQuint Semiconductor Inc.[a]	190,353	1,142,118

		33,574,336

SEMICONDUCTOR EQUIPMENT – 18.79%
Applied Materials Inc.	1,557,178	18,966,428
FormFactor Inc.[a]	63,107	976,265
KLA-Tencor Corp.	216,671	6,110,122
Lam Research Corp.[a]	161,335	5,325,668
MKS Instruments Inc.[a]	62,809	1,042,629
Novellus Systems Inc.[a]	123,015	2,571,013
Teradyne Inc.[a]	221,773	2,071,360
Tessera Technologies Inc.[a]	63,178	1,084,766
Varian Semiconductor Equipment Associates Inc.[a]	93,300	2,736,489
Veeco Instruments Inc.[a]	48,230	1,534,679

		42,419,419

WIRELESS EQUIPMENT – 0.57%
RF Micro Devices Inc.[a]	335,765	1,292,695

		1,292,695

TOTAL COMMON STOCKS (Cost: $293,035,100)		225,680,541

SHORT-TERM INVESTMENTS – 1.77%

MONEY MARKET FUNDS – 1.77%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	3,315,979	3,315,979
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	562,369	562,369

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

January 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[c,d]	130,069	$130,069

		4,008,417

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,008,417)		4,008,417

TOTAL INVESTMENTS IN SECURITIES – 101.72%
(Cost: $297,043,517)		229,688,958

Other Assets, Less Liabilities – (1.72)%		(3,894,532)

NET ASSETS – 100.00%		$225,794,426

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.94%

APPLICATIONS SOFTWARE – 28.46%
Citrix Systems Inc.[a]	306,285	$12,726,142
Compuware Corp.[a]	386,393	2,932,723
Intuit Inc.[a]	530,316	15,702,657
Microsoft Corp.	875,297	24,665,869
NetSuite Inc.[a,b]	26,872	424,309
Nuance Communications Inc.[a]	382,985	5,752,435
Progress Software Corp.[a]	67,361	1,894,865
Quest Software Inc.[a]	104,568	1,800,661
Red Hat Inc.[a]	314,158	8,551,381
Salesforce.com Inc.[a]	183,963	11,690,849

		86,141,891

AUDIO/VIDEO PRODUCTS – 0.54%
TiVo Inc.[a]	181,260	1,634,965

		1,634,965

COMMUNICATIONS SOFTWARE – 0.36%
SolarWinds Inc.[a]	55,396	1,076,344

		1,076,344

COMPUTER - INTEGRATED SYSTEMS – 2.29%
Jack Henry & Associates Inc.	141,975	3,117,771
MICROS Systems Inc.[a]	133,557	3,817,059

		6,934,830

COMPUTER SOFTWARE – 0.54%
Blackbaud Inc.	73,789	1,645,495

		1,645,495

COMPUTER-AIDED DESIGN – 6.15%
ANSYS Inc.[a]	148,311	6,208,298
Autodesk Inc.[a,b]	384,374	9,144,257
Parametric Technology Corp.[a]	197,623	3,272,637

		18,625,192

DATA PROCESSING/MANAGEMENT – 1.36%
CommVault Systems Inc.[a]	70,361	1,490,950
Fair Isaac Corp.	80,810	1,772,163
Pegasystems Inc.	25,868	860,111

		4,123,224

EDUCATIONAL SOFTWARE – 0.71%
Blackboard Inc.[a]	54,574	2,150,761

		2,150,761

Security	Shares	Value
ELECTRONIC COMPONENTS - SEMICONDUCTORS – 1.65%
Rovi Corp.[a]	172,514	$4,980,479

		4,980,479

ELECTRONIC DESIGN AUTOMATION – 3.02%
Cadence Design Systems Inc.[a]	450,615	2,618,073
Mentor Graphics Corp.[a]	164,903	1,322,522
Synopsys Inc.[a]	244,279	5,195,814

		9,136,409

ELECTRONIC FORMS – 7.84%
Adobe Systems Inc.[a]	734,694	23,730,616

		23,730,616

ENTERPRISE SOFTWARE/SERVICES – 25.28%
Advent Software Inc.[a,b]	26,284	992,221
Ariba Inc.[a]	150,450	1,894,165
BMC Software Inc.[a]	306,931	11,859,814
CA Inc.	663,798	14,630,108
ConcurTechnologies Inc.[a]	71,523	2,835,887
Informatica Corp.[a]	149,947	3,552,244
JDA Software Group Inc.[a]	59,455	1,558,316
Lawson Software Inc.[a]	213,354	1,292,925
MicroStrategy Inc. Class Aa	15,390	1,442,351
Novell Inc.[a]	581,480	2,599,216
Oracle Corp.	1,171,407	27,012,645
Sybase Inc.[a,b]	136,651	5,557,596
Taleo Corp. Class Aa	64,058	1,301,018

		76,528,506

ENTERTAINMENT SOFTWARE – 6.48%
Activision Blizzard Inc.[a]	933,777	9,487,174
Electronic Arts Inc.[a]	544,590	8,865,925
Take-Two Interactive Software Inc.[a,b]	136,210	1,264,029

		19,617,128

E-SERVICES/CONSULTING – 1.47%
FactSet Research Systems Inc.	70,568	4,445,784

		4,445,784

HUMAN RESOURCES – 0.34%
SuccessFactors Inc.[a]	63,249	1,030,959

		1,030,959

INTERNET INFRASTRUCTURE SOFTWARE – 1.29%
TIBCO Software Inc.[a]	284,255	2,546,925
Websense Inc.[a]	73,028	1,353,209

		3,900,134

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

January 31, 2010

Security	Shares	Value
INTERNET SECURITY – 10.89%
McAfee Inc.[a]	263,944	$9,950,689
Symantec Corp.[a]	1,357,109	23,002,998

		32,953,687

TRANSACTIONAL SOFTWARE – 1.27%
Solera Holdings Inc.	116,543	3,858,739

		3,858,739

TOTAL COMMON STOCKS (Cost: $351,202,203)		302,515,143

SHORT-TERM INVESTMENTS – 1.65%

MONEY MARKET FUNDS – 1.65%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	4,046,532	4,046,532
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	686,266	686,266
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[c,d]	255,603	255,603

		4,988,401

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,988,401)		4,988,401

TOTAL INVESTMENTS IN SECURITIES – 101.59%
(Cost: $356,190,604)		307,503,544

Other Assets, Less Liabilities – (1.59)%		(4,804,787)

NET ASSETS – 100.00%		$302,698,757

a	Non-income earning security.
b	All or a portion of this security represents a security on loan. See Note 5.
c	Affiliated issuer. See Note 2.
d	The rate quoted is the annualized seven-day yield of the fund at period end.
e	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.87%

BUILDING MATERIALS – 0.40%
Eagle Materials Inc.	49,643	$1,132,357
Martin Marietta Materials Inc.[a]	50,582	4,005,083
Texas Industries Inc.	31,422	1,066,463

		6,203,903

COAL – 2.59%
Alpha Natural Resources Inc.[b]	137,070	5,566,413
Arch Coal Inc.	184,073	3,878,418
CONSOL Energy Inc.	199,040	9,277,254
Massey Energy Co.	96,950	3,734,514
Patriot Coal Corp.[b]	84,949	1,315,860
Peabody Energy Corp.	303,512	12,783,925
Walter Energy Inc.	60,311	3,915,390

		40,471,774

FOREST PRODUCTS & PAPER – 2.03%
Domtar Corp.[b]	47,749	2,319,169
International Paper Co.	490,766	11,243,449
MeadWestvaco Corp.	193,922	4,667,703
Rock-Tenn Co. Class A	43,907	1,874,390
Temple-Inland Inc.	121,121	2,103,872
Weyerhaeuser Co.	239,503	9,556,170

		31,764,753

GAS – 0.20%
Southern Union Co.	140,578	3,098,339

		3,098,339

MANUFACTURING – 0.17%
AptarGroup Inc.	76,592	2,717,484

		2,717,484

MINING – 15.50%
Agnico-Eagle Mines Ltd.	177,407	8,989,213
Alcoa Inc.	1,104,121	14,055,460
Barrick Gold Corp.	1,114,073	38,792,022
Cameco Corp.	444,958	12,045,013
Coeur d’Alene Mines Corp.[b]	85,431	1,197,743
Compass Minerals International Inc.	36,936	2,328,445
Eldorado Gold Corp.[b]	609,300	7,214,112
Freeport-McMoRan Copper & Gold Inc.[b]	487,197	32,491,168
Gammon Gold Inc.[b]	156,036	1,346,591

Security	Shares	Value
Goldcorp Inc.	830,314	$28,197,463
IAMGOLD Corp.[a]	417,014	5,508,755
Ivanhoe Mines Ltd.[a,b]	356,491	4,912,446
Kinross Gold Corp.	788,490	12,820,847
New Gold Inc.[a]	442,296	1,795,722
Newmont Mining Corp.	555,426	23,805,558
Pan American Silver Corp.[b]	120,511	2,553,628
Royal Gold Inc.	42,989	1,832,191
Silver Standard Resources Inc.[b]	81,244	1,413,646
SilverWheaton Corp.[b]	386,862	5,323,221
Teck Resources Ltd. Class Bb	547,064	17,954,641
Thompson CreekMetals Co. Inc.[b]	158,471	1,838,264
Titanium Metals Corp.[b]	95,857	1,114,817
Vulcan Materials Co.[a]	142,103	6,279,532
Yamana Gold Inc.	830,915	8,367,314

		242,177,812

OIL & GAS – 61.15%
Anadarko Petroleum Corp.	556,964	35,523,164
Apache Corp.	380,934	37,624,851
Arena Resources Inc.[b]	43,549	1,669,669
Atlas Energy Inc.	88,913	2,689,618
Atwood Oceanics Inc.[b]	64,087	2,148,196
Bill Barrett Corp.[b]	43,812	1,358,172
Cabot Oil & Gas Corp.	117,467	4,495,462
Canadian Natural Resources Ltd.	614,501	39,211,309
Cenovus Energy Inc.	851,292	19,707,410
Chesapeake Energy Corp.	734,300	18,195,954
Chevron Corp.	1,596,092	115,110,155
Cimarex Energy Co.	94,629	4,656,693
Comstock Resources Inc.[b]	52,823	2,059,569
Concho Resources Inc.[b]	86,612	3,886,280
ConocoPhillips	1,681,238	80,699,424
Denbury Resources Inc.[a,b]	283,101	3,836,019
Devon Energy Corp.	503,243	33,671,989
Diamond Offshore Drilling Inc.	78,764	7,209,269
EnCana Corp.	851,300	26,041,267
Encore Acquisition Co.[b]	62,950	2,997,679
EOG Resources Inc.	285,972	25,857,588
EXCO Resources Inc.	172,642	3,028,141
Exxon Mobil Corp.	1,639,061	105,604,700
Forest Oil Corp.[b]	127,238	3,068,981
Frontier Oil Corp.	118,605	1,477,818

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
Goodrich Petroleum Corp.[a,b]	27,545	$573,762
Helmerich & Payne Inc.	119,614	5,003,454
Hess Corp.	329,894	19,064,574
Holly Corp.	46,689	1,218,583
Marathon Oil Corp.	802,108	23,910,839
Mariner Energy Inc.[b]	115,305	1,666,157
Murphy Oil Corp.	216,349	11,051,107
Nabors Industries Ltd.[b]	321,014	7,158,612
Newfield Exploration Co.[b]	150,574	7,369,092
Nexen Inc.	591,951	12,987,405
Noble Energy Inc.	196,580	14,535,125
Occidental Petroleum Corp.	919,731	72,051,727
Patterson-UTI Energy Inc.	174,066	2,673,654
Penn Virginia Corp.	51,431	1,248,230
Petrohawk Energy Corp.[b]	340,898	7,612,252
Pioneer Natural Resources Co.	130,668	5,746,779
Plains Exploration & Production Co.[b]	157,846	5,264,164
Pride International Inc.[b]	197,755	5,853,548
Quicksilver Resources Inc.[b]	134,190	1,783,385
Range Resources Corp.	178,752	8,222,592
Rowan Companies Inc.[b]	128,888	2,768,514
SandRidge Energy Inc.[a,b]	186,400	1,576,944
Southwestern Energy Co.[b]	391,282	16,778,172
St. Mary Land & Exploration Co.	70,874	2,270,803
Suncor Energy Inc.	1,766,908	55,922,638
Sunoco Inc.	132,476	3,323,823
Talisman Energy Inc.	1,149,991	19,055,351
Tesoro Corp.[a]	158,878	1,985,975
Ultra Petroleum Corp.[b]	171,598	7,883,212
Unit Corp.[b]	45,735	2,082,772
Valero Energy Corp.	639,517	11,779,903
W&T Offshore Inc.	38,952	347,062
Whiting Petroleum Corp.[b]	57,608	3,834,388
XTO Energy Inc.	657,602	29,309,321

		955,743,296

OIL & GAS SERVICES – 13.15%
Baker Hughes Inc.[a]	351,164	15,900,706
BJ Services Co.	332,559	6,873,995
Cameron International Corp.[b]	276,951	10,429,975
CARBO Ceramics Inc.	21,768	1,434,947
Dresser-Rand Group Inc.[b]	93,506	2,765,907

Security	Shares	Value
Dril-Quip Inc.[b]	33,970	$1,783,085
Exterran Holdings Inc.[b]	70,853	1,436,899
FMC Technologies Inc.[b]	138,435	7,360,589
Halliburton Co.	1,022,004	29,852,737
National Oilwell Varco Inc.	474,050	19,388,645
Oceaneering International Inc.[b]	62,197	3,402,176
Oil States International Inc.[b]	56,401	2,077,813
Schlumberger Ltd.	1,360,653	86,347,039
SEACOR Holdings Inc.[b]	22,954	1,612,519
Smith International Inc.	280,354	8,500,333
Superior Energy Services Inc.[b]	88,646	2,036,199
Tidewater Inc.	58,586	2,742,997
World Fuel Services Corp.	67,613	1,624,740

		205,571,301

PACKAGING & CONTAINERS – 2.21%
Ball Corp.	106,618	5,415,128
Bemis Co. Inc.	122,607	3,440,352
Crown Holdings Inc.[b]	182,059	4,334,825
Greif Inc. Class A	38,848	1,878,689
Owens-Illinois Inc.[b]	190,945	5,197,523
Packaging Corp. of America	116,705	2,572,178
Pactiv Corp.[b]	149,940	3,381,147
Sealed Air Corp.	180,129	3,573,759
Silgan Holdings Inc.	30,327	1,572,455
Sonoco Products Co.	113,319	3,145,735

		34,511,791

PIPELINES – 2.39%
El Paso Corp.	794,640	8,065,596
Spectra Energy Corp.	732,863	15,573,339
Williams Companies Inc. (The)	660,763	13,770,301

		37,409,236

TRANSPORTATION – 0.08%
Overseas Shipholding Group Inc.	26,475	1,181,050

		1,181,050

TOTAL COMMON STOCKS
(Cost: $1,710,710,332)		1,560,850,739

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.61%

MONEY MARKET FUNDS – 1.61%
BlackRock Cash Funds: Institutional, SLAgency Shares 0.17%[c,d,e]	19,304,416	$19,304,416
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	3,273,907	3,273,907
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[c,d]	2,573,085	2,573,085

		25,151,408

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,151,408)		25,151,408

TOTAL INVESTMENTS IN SECURITIES – 101.48%
(Cost: $1,735,861,740)		1,586,002,147

Other Assets, Less Liabilities – (1.48)%		(23,075,778)

NET ASSETS – 100.00%		$1,562,926,369

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.74%

ADVERTISING – 0.10%
Interpublic Group of Companies Inc. (The)[a]	4,048	$26,150
Omnicom Group Inc.	2,511	88,638

		114,788

AEROSPACE & DEFENSE – 1.58%
AAR Corp.[a]	521	12,072
Alliant Techsystems Inc.[a]	189	14,925
Boeing Co. (The)	5,077	307,666
CAE Inc.	2,765	22,120
Curtiss-Wright Corp.	459	14,027
Esterline Technologies Corp.[a]	318	12,008
GenCorp Inc.[a]	1,054	5,902
General Dynamics Corp.	2,504	167,392
Goodrich Corp.	1,022	63,272
L-3 Communications Holdings Inc.	890	74,173
Lockheed Martin Corp.	2,368	176,463
Moog Inc. Class Aa	378	11,408
Northrop Grumman Corp.	2,264	128,142
Orbital Sciences Corp.[a]	551	8,711
Raytheon Co.	2,968	155,612
Rockwell Collins Inc.	1,319	70,158
Spirit AeroSystems Holdings Inc. Class Aa	996	21,364
Teledyne Technologies Inc.[a]	377	14,047
Triumph Group Inc.	237	12,070
United Technologies Corp.	6,758	456,030

		1,747,562

AGRICULTURE – 1.56%
Altria Group Inc.	16,409	325,883
Archer-Daniels-Midland Co.	4,612	138,222
Bunge Ltd.	970	57,026
Lorillard Inc.	1,390	105,223
Monsanto Co.	4,237	321,504
Philip Morris International Inc.	15,050	684,925
Reynolds American Inc.	1,410	75,012
Tejon Ranch Co.[a]	352	10,775

		1,718,570

AIRLINES – 0.23%
AirTran Holdings Inc.[a]	1,405	6,772
Alaska Air Group Inc.[a]	392	12,285

Security	Shares	Value
AMR Corp.[a]	2,698	$18,670
China Eastern Airlines Corp. Ltd. SP ADR[a]	279	9,118
China Southern Airlines Co. Ltd. SP ADR[a]	541	8,791
Continental Airlines Inc. Class Ba	1,027	18,887
Delta Air Lines Inc.[a]	5,880	71,912
LAN Airlines SA SP ADR	1,276	21,016
Southwest Airlines Co.	5,506	62,383
TAM SA SP ADR	809	14,756
US Airways Group Inc.[a]	1,443	7,662

		252,252

APPAREL – 0.40%
Carter’s Inc.[a]	572	14,792
Coach Inc.	2,513	87,653
Gildan Activewear Inc.[a]	1,074	23,027
Guess? Inc.	573	22,754
Hanesbrands Inc.[a]	995	22,855
Liz Claiborne Inc.[a]	1,055	5,138
Nike Inc. Class B	2,159	137,636
Phillips-Van Heusen Corp.	479	18,820
Polo Ralph Lauren Corp.	467	38,294
Quiksilver Inc.[a]	1,320	2,666
VF Corp.	741	53,374
Wolverine World Wide Inc.	532	14,071

		441,080

AUTO MANUFACTURERS – 1.86%
Daimler AG	7,021	321,632
Ford Motor Co.[a]	24,848	269,352
Honda Motor Co. Ltd. SP ADR	14,418	488,914
Navistar International Corp.[a]	441	16,313
Oshkosh Corp.	770	27,774
Tata Motors Ltd. SP ADR	2,251	32,932
Toyota Motor Corp. SP ADR	11,623	894,971

		2,051,888

AUTO PARTS & EQUIPMENT – 0.32%
American Axle & Manufacturing
Holdings Inc.[a]	1,047	9,789
ArvinMeritor Inc.[a]	933	9,041
Autoliv Inc.	733	31,380
BorgWarner Inc.[a]	933	32,739
GoodyearTire & Rubber Co. (The)[a]	2,275	30,348

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
Johnson Controls Inc.	5,280	$146,942
Magna International Inc. Class A	961	52,922
Modine Manufacturing Co.[a]	658	6,258
Superior Industries International Inc.	292	4,295
Tenneco Inc.[a]	666	11,775
WABCO Holdings Inc.	729	18,845

		354,334

BANKS – 10.40%
Allied Irish Banks PLC SP ADR[a]	3,629	12,629
Banco Bilbao Vizcaya Argentaria SA
SP ADR	29,542	448,743
Banco de Chile SP ADR	229	12,652
Banco Latinoamericano de
Comercio Exterior SA Class E	493	6,981
Banco Santander Chile SA SP ADR	397	24,547
Banco Santander SA SP ADR	64,229	904,344
BancorpSouth Inc.	742	16,977
Bank of America Corp.	67,904	1,030,783
Bank of Hawaii Corp.	425	19,329
Bank of Ireland SP ADR[a]	2,040	14,912
Bank of Montreal	4,424	215,493
Bank of New York Mellon Corp. (The)	9,260	269,373
Bank of Nova Scotia	7,908	332,927
Barclays PLC SP ADR	22,524	385,386
BB&T Corp.	5,322	148,324
Canadian Imperial Bank of Commerce	3,060	183,233
CapitalSource Inc.	2,364	11,324
City National Corp.	359	17,731
Comerica Inc.	1,170	40,377
Community Bank System Inc.	481	10,058
Credicorp Ltd.	658	49,107
Credit Suisse Group PLC SP ADR	8,470	365,735
Cullen/Frost Bankers Inc.	421	21,606
Deutsche Bank AG	4,890	298,143
Discover Financial Services	4,378	59,891
F.N.B. Corp.	1,060	7,515
First BanCorp (Puerto Rico)	820	1,870
First Horizon National Corp.[a]	1,810	23,439
HDFC Bank Ltd. SP ADR[b]	862	101,975
HSBC Holdings PLC SP ADR	27,367	1,464,408
ICICI Bank Ltd. SP ADR	3,312	116,847
KB Financial Group Inc. SP ADR[a]	3,074	131,383

Security	Shares	Value
KeyCorp	6,873	$49,348
Lloyds TSB Group PLC SP ADR	70,958	231,323
M&T Bank Corp.	548	40,415
Marshall & Ilsley Corp.	3,679	25,422
Mitsubishi UFJ Financial Group Inc. SP ADR	107,594	551,957
Mizuho Financial Group Inc. SP ADR	55,418	213,359
National Bank of Greece SA SP ADR	24,258	108,191
PNC Financial Services Group Inc. (The)[c]	3,635	201,488
Regions Financial Corp.	9,104	57,810
Royal Bank of Canada	10,586	519,349
Royal Bank of Scotland Group PLC SP ADR[a]	6,481	66,171
Santander BanCorp[a]	234	2,866
State Street Corp.	3,863	165,645
SunTrust Banks Inc.	3,822	92,989
Synovus Financial Corp.	3,640	10,046
TCF Financial Corp.	1,071	15,679
Toronto-Dominion Bank (The)	6,752	398,098
U.S. Bancorp	14,887	373,366
Valley National Bancorp	1,203	16,541
Webster Financial Corp.	607	9,390
Wells Fargo & Co.	38,513	1,094,925
Westpac Banking Corp. SP ADR	4,611	483,141
Wilmington Trust Corp.	617	8,095

		11,483,656

BEVERAGES – 2.40%
Anheuser-Busch InBev NV SP ADR[a]	5,455	271,604
Brown-Forman Corp. Class B NVS	816	41,877
Coca-Cola Co. (The)	16,624	901,852
Coca-Cola Enterprises Inc.	2,661	53,726
Coca-Cola FEMSA SAB de CV SP ADR	276	17,087
Coca-Cola Hellenic Bottling Co. SA SP ADR	1,520	35,203
Compania Cervecerias Unidas SA SP ADR	380	14,649
Constellation Brands Inc. Class Aa	1,878	30,198
Cott Corp.[a]	1,432	11,571
Diageo PLC SP ADR	5,062	340,116
Dr Pepper Snapple Group Inc.	2,029	56,122

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
Embotelladora Andina SA Class A SP ADR	482	$7,722
Embotelladora Andina SA Class B SP ADR	471	9,363
Molson Coors Brewing Co. Class B NVS	1,321	55,482
Pepsi Bottling Group Inc.	1,189	44,231
PepsiAmericas Inc.	549	15,948
PepsiCo Inc.	12,177	725,993
Vina Concha y Toro SA SP ADR	321	14,814

		2,647,558

BIOTECHNOLOGY – 0.06%
American Oriental Bioengineering Inc.[a,b]	1,174	4,731
Charles River Laboratories International Inc.[a]	657	23,875
Enzo Biochem Inc.[a]	1,185	5,617
Millipore Corp.[a]	514	35,451

		69,674

BUILDING MATERIALS – 0.33%
Cemex SAB de CV SP ADR[a]	7,468	68,631
Comfort Systems USA Inc.	952	11,167
CRH PLC SP ADR[b]	5,591	137,483
Eagle Materials Inc.	502	11,451
Lennox International Inc.	465	17,772
Martin Marietta Materials Inc.[b]	373	29,534
Masco Corp.	2,926	39,677
NCI Building Systems Inc.[a]	475	936
Owens Corning[a]	863	22,205
Quanex Building Products Corp.	771	12,398
Simpson Manufacturing Co. Inc.[b]	329	8,113
Texas Industries Inc.	276	9,367

		368,734

CHEMICALS – 1.86%
Agrium Inc.	1,255	70,719
Air Products and Chemicals Inc.	1,532	116,371
Airgas Inc.	549	23,201
Albemarle Corp.	777	27,754
Arch Chemicals Inc.	292	8,164
Ashland Inc.	538	21,741
Cabot Corp.	501	12,916
Celanese Corp. Series A	1,161	33,785

Security	Shares	Value
CF Industries Holdings Inc.	468	$43,458
Cytec Industries Inc.	398	14,849
Dow Chemical Co. (The)	9,040	244,894
E.I. du Pont de Nemours and Co.	6,628	216,139
Eastman Chemical Co.	560	31,657
Ecolab Inc.	1,839	80,732
Ferro Corp.	665	5,160
FMC Corp.	583	29,698
Georgia Gulf Corp.[a]	25	384
H.B. Fuller Co.	463	9,269
Huntsman Corp.	1,332	16,237
International Flavors & Fragrances Inc.	628	24,976
Intrepid Potash Inc.[a]	391	9,576
Lubrizol Corp.	557	41,045
Minerals Technologies Inc.	209	9,990
Mosaic Co. (The)	1,198	64,105
Olin Corp.	537	8,860
OM Group Inc.[a]	289	9,427
PolyOne Corp.[a]	1,075	8,009
Potash Corp. of Saskatchewan	2,345	232,976
PPG Industries Inc.	1,256	73,702
Praxair Inc.	2,375	178,885
RPM International Inc.	1,113	20,813
Sensient Technologies Corp.	532	13,805
Sherwin-Williams Co. (The)	664	42,064
Sinopec Shanghai Petrochemical Co. Ltd. SP ADR[a]	258	8,929
Sociedad Quimica y Minera de Chile SA Series B SP ADR	760	27,649
Spartech Corp.[a]	605	6,104
Syngenta AG SP ADR	3,691	188,462
Terra Industries Inc.	921	29,104
Valspar Corp. (The)	754	19,966
W.R. Grace & Co.[a]	692	16,525
Westlake Chemical Corp.	240	4,927
Zep Inc.	452	9,998

		2,057,025

COAL – 0.30%
Alpha Natural Resources Inc.[a]	1,270	51,575
Arch Coal Inc.	1,358	28,613
CONSOL Energy Inc.	1,412	65,813

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
Massey Energy Co.	708	$27,272
Peabody Energy Corp.	2,140	90,137
Walter Energy Inc.	452	29,344
Yanzhou Coal Mining Co. Ltd. SPADR	1,714	33,286

		326,040

COMMERCIAL SERVICES – 1.63%
Aaron’s Inc.	476	13,261
ABM Industries Inc.	555	10,778
Accenture PLC Class A	4,579	187,693
Advance America Cash Advance Centers Inc.	1,478	7,139
Alliance Data Systems Corp.[a]	467	27,768
AMN Healthcare Services Inc.[a]	649	5,646
Arbitron Inc.	394	9,972
Avis Budget Group Inc.[a]	946	10,236
Bowne & Co. Inc.	946	6,215
Brink’s Home Security Holdings Inc.[a]	484	19,844
Chemed Corp.	236	10,974
Consolidated Graphics Inc.[a]	162	5,467
Convergys Corp.[a]	1,235	13,214
Corrections Corp. of America[a]	1,020	19,084
DeVry Inc.	490	29,919
DollarThrifty Automotive Group Inc.[a]	295	7,186
Equifax Inc.	1,008	32,256
FTI Consulting Inc.[a]	501	20,766
Gartner Inc.[a]	660	14,124
GEO Group Inc. (The)[a]	559	10,341
H&R Block Inc.	2,681	57,695
HealthSpring Inc.[a]	526	9,147
Hertz Global Holdings Inc.[a]	1,621	16,794
Hewitt Associates Inc. Class Aa	746	29,452
Hillenbrand Inc.	606	11,120
Interactive Data Corp.	443	12,683
Iron Mountain Inc.[a]	1,473	33,673
ITT Educational Services Inc.[a]	279	27,027
Jackson Hewitt Tax Service Inc.[a]	950	2,603
Korn/Ferry International[a]	595	8,806
Landauer Inc.	212	12,538
Lender Processing Services Inc.	872	33,799
Live Nation Inc.[a]	1,075	12,330
Manpower Inc.	655	33,922
MasterCard Inc. Class A	779	194,672

Security	Shares	Value
MAXIMUS Inc.	285	$13,640
McKesson Corp.	2,228	131,051
Midas Inc.[a]	768	6,336
MonsterWorldwide Inc.[a]	1,139	17,757
Moody’s Corp.	1,459	40,254
New Oriental Education & Technology Group Inc. SP ADR[a]	268	18,224
PHH Corp.[a]	442	7,708
Pre-Paid Legal Services Inc.[a,b]	237	9,449
Quanta Services Inc.[a]	1,639	29,863
Robert Half International Inc.	1,183	31,846
Rollins Inc.	540	10,627
SAIC Inc.[a]	1,527	27,990
Service Corp. International	2,404	18,439
Sotheby’s	732	17,012
Spherion Corp.[a]	1,271	7,168
Towers Watson & Co. Class A	360	15,707
TrueBlue Inc.[a]	586	8,503
United Rentals Inc.[a]	686	5,495
Viad Corp.	350	6,906
Visa Inc. Class A	3,680	301,870
Weight Watchers International Inc.	349	10,072
Western Union Co.	5,512	102,192

		1,796,253

COMPUTERS – 2.55%
Affiliated Computer Services Inc.
Class Aa	731	44,971
CGI Group Inc.[a]	2,418	31,773
CIBER Inc.[a]	1,730	5,588
Computer Sciences Corp.[a]	1,228	62,996
Diebold Inc.	596	15,836
DST Systems Inc.[a]	359	16,273
EMC Corp.[a]	15,907	265,170
FactSet Research Systems Inc.	398	25,074
Hewlett-Packard Co.	18,594	875,220
IHS Inc. Class Aa	498	25,617
International Business Machines Corp.	10,412	1,274,325
NCR Corp.[a]	1,548	18,530
Quantum Corp.[a]	3,084	7,895
Teradata Corp.[a]	1,539	43,046
TylerTechnologies Inc.[a]	672	12,587

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
Unisys Corp.[a]	397	$11,469
Western Digital Corp.[a]	1,918	72,865

		2,809,235

COSMETICS & PERSONAL CARE – 1.70%
Avon Products Inc.	3,452	104,043
Colgate-Palmolive Co.	3,899	312,037
Estee Lauder Companies Inc. (The) Class A	952	49,999
Procter & Gamble Co. (The)	22,916	1,410,480

		1,876,559

DISTRIBUTION & WHOLESALE – 0.16%
Corporate Express NV SP ADR[d]	1,296	16,663
Genuine Parts Co.	1,271	47,891
Ingram Micro Inc. Class Aa	1,448	24,471
Owens & Minor Inc.	364	14,593
W.W. Grainger Inc.	468	46,463
Watsco Inc.	292	14,004
WESCO International Inc.[a]	461	12,779

		176,864

DIVERSIFIED FINANCIAL SERVICES – 4.15%
Affiliated Managers Group Inc.[a]	380	23,017
American Express Co.	8,287	312,088
Ameriprise Financial Inc.	2,000	76,480
BlackRock Inc.[c]	331	70,774
Capital One Financial Corp.	3,564	131,369
CIT Group Inc.[a]	1,579	50,244
Citigroup Inc.[a]	160,839	533,985
Doral Financial Corp.[a]	425	1,509
Eaton Vance Corp.	1,015	29,242
Federal Home Loan Mortgage Corp.[a,b]	6,541	7,718
Federal National
Mortgage Association[a,b]	8,442	8,104
Federated Investors Inc. Class B	889	22,563
Financial Federal Corp.	322	8,778
First Marblehead Corp. (The)[a]	2,312	4,948
Franklin Resources Inc.	1,235	122,302
GAMCO Investors Inc. Class A	131	5,380
Goldman Sachs Group Inc. (The)	3,381	502,822
IntercontinentalExchange Inc.[a]	611	58,338
Invesco Ltd.	3,427	66,141
Investment Technology Group Inc.[a]	379	7,770
Janus Capital Group Inc.	1,611	19,670

Security	Shares	Value
Jefferies Group Inc.[a]	1,040	$26,562
JPMorgan Chase & Co.	30,837	1,200,793
Lazard Ltd. Class A	751	28,944
Legg Mason Inc.	1,231	31,735
Morgan Stanley	9,812	262,765
National Financial Partners Corp.[a]	895	7,563
Nomura Holdings Inc. SP ADR	27,925	208,879
NYSE Euronext Inc.	2,014	47,148
ORIX Corp. SP ADR	1,636	61,121
Raymond James Financial Inc.	844	21,362
Ritchie Bros. Auctioneers Inc.	911	19,149
Shinhan Financial Group Co. Ltd.
SP ADR	1,757	121,725
SLM Corp.[a]	3,878	40,835
Stifel Financial Corp.[a]	307	16,056
Student Loan Corp. (The)	108	4,892
SWS Group Inc.	608	7,296
Teton Advisors Inc. Class Bd	2	24
UBS AGa	27,890	362,849
Waddell & Reed Financial Inc. Class A	864	27,069
Woori Finance Holdings Co. Ltd. SP ADR[a]	591	20,118

		4,580,127

ELECTRIC – 3.02%
AES Corp. (The)[a]	5,428	68,556
Allegheny Energy Inc.	1,409	29,519
ALLETE Inc.	322	10,079
Alliant Energy Corp.	840	26,208
Ameren Corp.	1,537	39,270
American Electric Power Co. Inc.	3,570	123,701
Avista Corp.	619	12,615
Black Hills Corp.	421	10,938
Calpine Corp.[a]	2,995	32,795
CenterPoint Energy Inc.	2,570	35,852
Central Vermont Public Service Corp.	978	19,208
CH Energy Group Inc.	385	15,227
Cleco Corp.	621	16,096
CMS Energy Corp.	1,806	27,397
Consolidated Edison Inc.	2,138	93,516
Constellation Energy Group Inc.	1,434	46,290
Dominion Resources Inc.	4,502	168,645
DPL Inc.	1,028	27,592

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
DTE Energy Co.	1,227	$51,583
Duke Energy Corp.	9,970	164,804
Dynegy Inc. Class Aa	4,105	6,650
Edison International	2,332	77,702
El Paso Electric Co.[a]	545	10,491
Empire District Electric Co. (The)	750	13,808
Empresa Nacional de Electricidad SA SP ADR	1,062	54,109
Enersis SA SP ADR	2,409	55,311
Entergy Corp.	1,476	112,634
Exelon Corp.	5,059	230,792
FirstEnergy Corp.	2,355	102,725
FPL Group Inc.	2,970	144,817
Great Plains Energy Inc.	1,201	21,450
Hawaiian Electric Industries Inc.	815	16,121
Huaneng Power International Inc. SP ADR	659	14,669
IDACORP Inc.	465	14,578
Integrys Energy Group Inc.	622	26,031
Korea Electric Power Corp. SP ADR[a]	3,852	62,595
MDU Resources Group Inc.	1,396	30,740
Mirant Corp.[a]	1,091	15,350
National Grid PLC SP ADR	3,768	189,794
Northeast Utilities	1,315	33,296
NRG Energy Inc.[a]	2,010	48,461
NSTAR	820	28,159
NV Energy Inc.	1,935	22,291
OGE Energy Corp.	862	31,222
Pepco Holdings Inc.	1,670	27,421
PG&E Corp.	2,837	119,835
Pinnacle West Capital Corp.	846	30,304
PNM Resources Inc.	1,043	12,130
PPL Corp.	2,945	86,848
Progress Energy Inc.	2,069	80,629
Public Service Enterprise Group Inc.	4,022	123,033
RRI Energy Inc.[a]	3,067	15,182
SCANA Corp.	825	29,378
Southern Co.	6,119	195,808
TECO Energy Inc.	1,510	23,511
TransAlta Corp.	1,998	41,558
UIL Holdings Corp.	554	15,052
UniSource Energy Corp.	362	11,128
Westar Energy Inc.	1,011	21,565

Security	Shares	Value
Wisconsin Energy Corp.	870	$42,578
Xcel Energy Inc.	3,632	75,473

		3,335,120

ELECTRICAL COMPONENTS & EQUIPMENT – 0.43%
AMETEK Inc.	881	32,104
Belden Inc.	527	12,031
C&D Technologies Inc.[a,b]	3,683	5,451
Emerson Electric Co.	5,860	243,424
Energizer Holdings Inc.[a]	580	32,190
General Cable Corp.[a]	522	15,190
Hitachi Ltd. SP ADR[a]	3,288	112,614
Hubbell Inc. Class B	387	16,664

		469,668

ELECTRONICS – 1.08%
Advantest Corp. SP ADR	1,410	34,700
Agilent Technologies Inc.[a]	2,807	78,680
Amphenol Corp. Class A	1,400	55,776
Arrow Electronics Inc.[a]	992	26,060
AU Optronics Corp. SP ADR	6,431	70,355
Avnet Inc.[a]	1,287	34,028
AVX Corp.	657	7,805
Brady Corp. Class A	496	14,017
Celestica Inc.[a]	2,050	20,172
Checkpoint Systems Inc.[a]	711	11,404
CTS Corp.	800	6,088
Jabil Circuit Inc.	1,755	25,412
Koninklijke Philips Electronics NV NYS	7,763	234,753
Kyocera Corp. SP ADR	1,464	135,742
LG Display Co. Ltd. SP ADR[a]	3,699	59,998
Mettler-Toledo International Inc.[a]	282	27,487
Park Electrochemical Corp.	392	10,290
PerkinElmer Inc.	933	18,791
Technitrol Inc.	1,107	4,959
Thermo Fisher Scientific Inc.[a]	3,248	149,895
Thomas & Betts Corp.[a]	463	15,631
Tyco Electronics Ltd.	3,632	90,364
Vishay Intertechnology Inc.[a]	1,604	12,094
Waters Corp.[a]	769	43,818
Watts WaterTechnologies Inc. Class A	272	7,869

		1,196,188

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
ENERGY – ALTERNATE SOURCES – 0.05%
Covanta Holding Corp.[a]	1,280	$22,400
Headwaters Inc.[a]	943	5,177
LDK Solar Co. Ltd. SP ADR[a,b]	401	2,498
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	1,113	15,037
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	1,087	13,609

		58,721

ENGINEERING & CONSTRUCTION – 0.58%
ABB Ltd. SP ADR[a]	18,482	333,230
AECOM Technology Corp.[a]	917	24,731
Dycom Industries Inc.[a]	572	4,673
EMCOR Group Inc.[a]	619	14,893
Empresas ICA Sociedad Controladora SA de CV SP ADR[a]	1,470	14,259
Fluor Corp.	1,486	67,375
Granite Construction Inc.	305	9,418
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	231	11,162
Jacobs Engineering Group Inc.[a]	1,005	37,979
KBR Inc.	1,419	26,578
McDermott International Inc.[a]	1,877	44,335
Shaw Group Inc. (The)[a]	767	24,766
URS Corp.[a]	693	31,102

		644,501

ENTERTAINMENT – 0.10%
Bally Technologies Inc.[a]	533	21,144
International Game Technology	2,504	45,923
Pinnacle Entertainment Inc.[a]	899	7,336
Regal Entertainment Group Class A	955	14,105
Speedway Motorsports Inc.	236	3,922
Vail Resorts Inc.[a]	310	10,447
Warner Music Group Corp.[a]	1,116	5,390

		108,267

ENVIRONMENTAL CONTROL – 0.22%
Calgon Carbon Corp.[a]	569	7,619
Mine Safety Appliances Co.	389	9,371
Nalco Holding Co.	1,037	24,452
Republic Services Inc.	2,559	68,556
Waste Connections Inc.[a]	730	23,484
Waste Management Inc.	3,560	114,098

		247,580

Security	Shares	Value
FOOD – 2.22%
Cadbury PLC SP ADR	2,702	$143,638
Campbell Soup Co.	1,723	57,049
ConAgra Foods Inc.	3,507	79,749
Corn Products International Inc.	724	20,576
Cosan Ltd. Class Aa	1,846	14,399
Dean Foods Co.[a]	1,485	26,181
Del Monte Foods Co.	1,879	21,383
Flowers Foods Inc.	809	19,651
General Mills Inc.	2,411	171,928
Gruma SAB de CV SP ADR[a]	821	6,207
H.J. Heinz Co.	2,407	105,017
Hershey Co. (The)	1,188	43,279
Hormel Foods Corp.	671	25,968
J.M. Smucker Co. (The)	977	58,688
Kellogg Co.	1,830	99,589
Kraft Foods Inc. Class A	10,415	288,079
Kroger Co. (The)	4,752	101,835
McCormick & Co. Inc. NVS	876	31,799
Ralcorp Holdings Inc.[a]	495	30,591
Ruddick Corp.	493	13,977
Safeway Inc.	3,129	70,246
Sara Lee Corp.	5,131	62,290
Smithfield Foods Inc.[a]	1,398	21,054
SUPERVALU Inc.	1,779	26,169
Sysco Corp.	4,571	127,942
Tootsie Roll Industries Inc.	317	8,252
TreeHouse Foods Inc.[a]	357	13,830
Tyson Foods Inc. Class A	2,474	34,191
Unilever NV NYS	12,268	375,155
Unilever PLC SP ADR	10,318	314,905
Weis Markets Inc.	183	6,498
Wimm-Bill-Dann Foods OJSC SP ADR[a]	1,223	25,414

		2,445,529

FOREST PRODUCTS & PAPER – 0.35%
Buckeye Technologies Inc.[a]	554	6,338
Clearwater Paper Corp.[a]	153	7,486
Domtar Corp.[a]	374	18,165
Fibria Celulose SA SP ADR[a]	1,513	27,658
International Paper Co.	3,126	71,617
MeadWestvaco Corp.	1,222	29,414
Neenah Paper Inc.	661	9,201

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
P.H. Glatfelter Co.	745	$10,281
Plum CreekTimber Co. Inc.	1,216	43,983
Potlatch Corp.	422	12,955
Rayonier Inc.	694	29,106
Rock-Tenn Co. Class A	330	14,088
Sappi Ltd. SP ADR[a]	4,293	17,816
Schweitzer-Mauduit International Inc.	159	11,963
Temple-Inland Inc.	991	17,214
Weyerhaeuser Co.	1,526	60,887

		388,172

GAS – 0.31%
AGL Resources Inc.	617	21,774
Atmos Energy Corp.	765	21,129
Energen Corp.	605	26,590
Laclede Group Inc. (The)	269	8,678
New Jersey Resources Corp.	458	16,712
Nicor Inc.	397	16,086
NiSource Inc.	2,094	29,840
Northwest Natural Gas Co.	303	13,141
Piedmont Natural Gas Co.	537	13,785
Sempra Energy	1,737	88,153
South Jersey Industries Inc.	343	13,147
Southern Union Co.	862	18,998
Southwest Gas Corp.	463	12,811
UGI Corp.	752	18,432
Vectren Corp.	622	14,480
WGL Holdings Inc.	387	12,280

		346,036

HAND & MACHINE TOOLS – 0.20%
Baldor Electric Co.	378	9,329
Black & Decker Corp. (The)	486	31,425
Kennametal Inc.	691	16,916
Nidec Corp. SP ADR	3,805	92,994
Regal Beloit Corp.	339	16,069
Snap-on Inc.	425	17,374
Stanley Works (The)[b]	660	33,825

		217,932

HEALTH CARE - PRODUCTS – 3.12%
Alcon Inc.	603	93,893
Baxter International Inc.	4,722	271,940
Beckman Coulter Inc.	550	35,954
Becton, Dickinson and Co.	1,748	131,747

Security	Shares	Value
Boston Scientific Corp.[a]	11,839	$102,171
C.R. Bard Inc.	648	53,713
Cantel Medical Corp.	429	8,271
CareFusion Corp.[a]	1,368	35,226
Cooper Companies Inc. (The)	421	14,870
Covidien PLC	3,948	199,611
Edwards Lifesciences Corp.[a]	463	41,494
Fresenius Medical Care AG & Co. KGaA SP ADR	1,450	73,428
Haemonetics Corp.[a]	271	15,341
Hill-Rom Holdings Inc.	649	15,167
Invacare Corp.	432	10,817
Inverness Medical Innovations Inc.[a]	831	33,547
Johnson & Johnson	21,621	1,359,096
Kinetic Concepts Inc.[a]	514	21,223
Luxottica Group SpA SP ADR	1,353	35,124
Medtronic Inc.	8,692	372,800
Mindray Medical International Ltd. SP ADR	722	25,176
ResMed Inc.[a]	652	33,343
Smith & Nephew PLC SP ADR	1,402	69,988
St. Jude Medical Inc.[a]	2,664	100,513
Steris Corp.	537	14,005
Stryker Corp.	2,364	122,739
Symmetry Medical Inc.[a]	451	4,023
Varian Medical Systems Inc.[a]	958	48,178
West Pharmaceutical Services Inc.	340	12,352
Zimmer Holdings Inc.[a]	1,645	92,646

		3,448,396

HEALTH CARE - SERVICES – 1.01%
Aetna Inc.	3,415	102,348
Assisted Living Concepts Inc. Class Aa	236	6,096
Centene Corp.[a]	631	12,147
Community Health Systems Inc.[a]	804	26,226
Covance Inc.[a,b]	590	34,285
Coventry Health Care Inc.[a]	1,298	29,698
DaVita Inc.[a]	804	48,047
Health Management Associates Inc. Class Aa	2,320	15,405
Health Net Inc.[a]	887	21,519
HealthSouth Corp.[a]	906	16,317
Humana Inc.[a]	1,338	65,054

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
Laboratory Corp. of America Holdings[a]	792	$56,311
MDS Inc.[a]	898	6,654
MEDNAX Inc.[a]	445	25,303
Molina Healthcare Inc.[a]	329	7,320
Quest Diagnostics Inc.	1,152	64,132
Sunrise Senior Living Inc.[a]	1,029	3,056
Tenet Healthcare Corp.[a]	4,179	23,152
UnitedHealth Group Inc.	9,132	301,356
Universal Health Services Inc. Class B	822	23,970
WellPoint Inc.[a]	3,625	230,985

		1,119,381

HOLDING COMPANIES - DIVERSIFIED – 0.95%
Berkshire Hathaway Inc. Class Ba,b	12,900	985,947
Leucadia National Corp.[a]	1,542	34,433
Tomkins PLC SP ADR	1,927	22,989

		1,043,369

HOME BUILDERS – 0.14%
D.R. Horton Inc.	2,407	28,379
KB Home	757	11,567
Lennar Corp. Class A	1,470	22,579
NVR Inc.[a]	47	32,155
Pulte Homes Inc.[a]	2,542	26,742
Thor Industries Inc.	370	11,748
Toll Brothers Inc.[a]	1,116	20,613
Winnebago Industries Inc.[a,b]	460	5,497

		159,280

HOME FURNISHINGS – 0.54%
Furniture Brands International Inc.[a]	709	3,658
Harman International Industries Inc.	607	21,579
Panasonic Corp. SP ADR	16,464	258,649
Sony Corp. SP ADR	7,914	262,982
Thomson SA SP ADR[a]	4,799	5,999
Whirlpool Corp.	631	47,439

		600,306

HOUSEHOLD PRODUCTS & WARES – 0.42%
ACCO Brands Corp.[a]	936	7,207
American Greetings Corp. Class A	375	6,930
Avery Dennison Corp.	843	27,406
Blyth Inc.	98	2,753
Church & Dwight Co. Inc.	615	37,078

Security	Shares	Value
Clorox Co. (The)	1,080	$63,904
Ennis Inc.	579	8,685
Fortune Brands Inc.	1,189	49,427
Jarden Corp.	811	24,719
Kimberly-Clark Corp.	3,224	191,473
Scotts Miracle-Gro Co. (The) Class A	312	12,386
Tupperware Brands Corp.	615	26,113

		458,081

HOUSEWARES – 0.04%
Newell Rubbermaid Inc.	2,208	29,963
Toro Co. (The)	387	15,074

		45,037

INSURANCE – 3.87%
ACE Ltd.[a]	2,637	129,925
Aegon NV SP ADR[a]	11,927	70,608
Aflac Inc.	3,653	176,915
Alleghany Corp.[a]	51	13,317
Allstate Corp. (The)	4,246	127,083
Ambac Financial Group Inc.[a,b]	5,589	3,856
American Financial Group Inc.	696	17,268
American International Group Inc.[a,b]	923	22,364
Aon Corp.	1,944	75,622
ArthurJ. Gallagher & Co.	1,000	22,550
Aspen Insurance Holdings Ltd.	644	17,150
Assurant Inc.	878	27,596
Assured Guaranty Ltd.	1,128	25,560
Aviva PLC SP ADR[a]	10,683	133,538
AXA SP ADR	14,305	294,540
Axis Capital Holdings Ltd.	1,116	32,141
China Life Insurance Co. Ltd. SPADR	3,711	245,074
Chubb Corp.	2,695	134,750
CIGNA Corp.	2,264	76,455
CNA Financial Corp.[a]	295	6,930
Conseco Inc.[a]	2,392	11,386
Delphi Financial Group Inc. Class A	387	7,837
Endurance Specialty Holdings Ltd.	464	16,713
Everest Re Group Ltd.	485	41,584
FBL Financial Group Inc. Class A	275	4,934
Fidelity National Financial Inc.
Class A	2,028	26,161
First American Corp.	983	29,067
Genworth Financial Inc. Class Aa	3,966	54,889

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
Hanover Insurance Group Inc. (The)	515	$21,846
Hartford Financial Services Group Inc. (The)	3,155	75,688
HCC Insurance Holdings Inc.	977	26,477
Horace Mann Educators Corp.	600	7,194
ING Groep NV SP ADR[a]	30,274	284,576
Kingsway Financial Services Inc.[b]	1,930	3,088
Lincoln National Corp.	2,537	62,359
Loews Corp.	2,814	100,657
Manulife Financial Corp.	13,579	249,039
Markel Corp.[a]	77	25,026
Marsh & McLennan Companies Inc.	4,170	89,905
Mercury General Corp.	233	8,905
MetLife Inc.	4,448	157,103
Montpelier Re Holdings Ltd.	926	15,640
Old Republic International Corp.	2,024	21,434
PartnerRe Ltd.	425	31,701
Phoenix Companies Inc. (The)[a]	1,778	4,178
Platinum Underwriters Holdings Ltd.	441	15,991
Primus Guaranty Ltd.[a,b]	1,665	5,445
Principal Financial Group Inc.	2,434	56,104
ProAssurance Corp.[a]	299	15,177
Progressive Corp. (The)	4,991	82,751
Protective Life Corp.	968	16,311
Prudential Financial Inc.	3,679	183,913
Prudential PLC SP ADR	9,877	181,440
Reinsurance Group of America Inc.	533	25,968
RenaissanceRe Holdings Ltd.	500	27,090
RLI Corp.	223	11,476
StanCorp Financial Group Inc.	463	19,900
Stewart Information Services Corp.	320	3,283
Sun Life Financial Inc.	4,331	126,682
Torchmark Corp.	580	26,042
Transatlantic Holdings Inc.	495	24,597
Travelers Companies Inc. (The)	4,323	219,046
Unitrin Inc.	339	7,356
Unum Group	2,465	48,240
W.R. Berkley Corp.	1,220	29,683
White Mountains Insurance Group Ltd.	66	21,151
Willis Group Holdings PLC	1,432	37,561
XL Capital Ltd. Class A	2,891	48,482
Zenith National Insurance Corp.	374	10,435

		4,274,753

Security	Shares	Value
INTERNET – 0.08%
AOL Inc.[a]	1,044	$25,025
Giant Interactive Group Inc. SP ADR	1,847	13,520
McAfee Inc.[a]	1,343	50,631

		89,176

INVESTMENT COMPANIES – 0.01%
Arlington Asset Investment Corp. Class Aa	525	7,928

		7,928

IRON & STEEL – 0.81%
AK Steel Holding Corp.	1,026	20,869
Allegheny Technologies Inc.	757	30,923
ArcelorMittal Class A NYS	7,269	281,165
CarpenterTechnology Corp.	461	12,355
Cliffs Natural Resources Inc.	1,094	43,705
Companhia Siderurgica Nacional SA SP ADR	3,381	98,455
Mechel OAO SP ADR	640	12,666
Nucor Corp.	2,181	88,985
POSCO SP ADR	2,066	233,355
Reliance Steel & Aluminum Co.	532	21,674
United States Steel Corp.	1,094	48,606

		892,758

LEISURE TIME – 0.20%
Carnival Corp.[a]	3,425	114,155
Harley-Davidson Inc.	1,827	41,546
Polaris Industries Inc.	349	15,429
Royal Caribbean Cruises Ltd.[a,b]	1,194	31,151
WMS Industries Inc.[a]	511	18,948

		221,229

LODGING – 0.25%
Boyd Gaming Corp.[a,b]	423	3,299
Choice Hotels International Inc.	209	6,634
Gaylord Entertainment Co.[a]	464	8,927
InterContinental Hotels Group PLC SP ADR	2,073	29,582
Las Vegas Sands Corp.[a,b]	3,459	53,615
Marcus Corp.	603	6,742
Marriott International Inc. Class A	2,413	63,293
MGM MIRAGE[a]	2,040	22,562
Orient-Express Hotels Ltd. Class Aa	695	6,783

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
Starwood Hotels & Resorts Worldwide Inc.	1,332	$44,382
Wyndham Worldwide Corp.	1,609	33,773

		279,592

MACHINERY – 0.69%
AGCO Corp.[a]	724	22,379
Albany International Corp. Class A	523	10,402
Applied Industrial Technologies Inc.	504	10,987
Briggs & Stratton Corp.	519	8,579
Cascade Corp.	152	4,400
Caterpillar Inc.	4,892	255,558
CNH Global NVa	328	7,770
Cummins Inc.	1,480	66,837
Deere & Co.	3,299	164,785
Flowserve Corp.	463	41,749
Gardner Denver Inc.	465	18,530
Graco Inc.	584	15,587
IDEX Corp.	706	19,923
Kadant Inc.[a]	463	7,047
Manitowoc Co. Inc. (The)	1,079	11,761
NACCO Industries Inc. Class A	103	5,543
Rockwell Automation Inc.	1,078	52,003
Terex Corp.[a]	916	17,908
Wabtec Corp.	436	16,712

		758,460

MACHINERY - DIVERSIFIED – 0.08%
Kubota Corp. SP ADR	1,841	82,274

		82,274

MANUFACTURING – 3.41%
A.O. Smith Corp.	251	10,688
Acuity Brands Inc.	401	14,348
Ameron International Corp.	144	9,940
AptarGroup Inc.	537	19,053
Barnes Group Inc.	447	7,170
Blount International Inc.[a]	782	8,711
Brink’s Co. (The)	434	10,147
Carlisle Companies Inc.	558	18,704
CLARCOR Inc.	549	17,777
Cooper Industries PLC	1,541	66,109
Crane Co.	463	14,131
Danaher Corp.	1,820	129,857
Donaldson Co. Inc.	622	23,785

Security	Shares	Value
Dover Corp.	1,431	$61,361
Eastman Kodak Co.[a]	1,972	11,931
Eaton Corp.	1,304	79,857
EnPro Industries Inc.[a]	336	8,182
General Electric Co.	82,835	1,331,987
Harsco Corp.	713	21,219
Hexcel Corp.[a]	922	10,142
Honeywell International Inc.	5,358	207,033
Illinois Tool Works Inc.	3,351	146,070
Ingersoll-Rand PLC	2,568	83,357
ITT Corp.	1,409	68,069
John Bean Technologies Corp.	436	7,190
Leggett & Platt Inc.	1,308	23,884
Myers Industries Inc.	727	6,645
Pall Corp.	924	31,850
Parker Hannifin Corp.	1,274	71,229
Pentair Inc.	774	23,638
Roper Industries Inc.	758	37,961
Siemens AG SP ADR	6,443	574,136
Teleflex Inc.	377	21,549
Textron Inc.	2,147	41,931
3M Co.	4,978	400,679
Tredegar Corp.	404	6,537
Trinity Industries Inc.	610	9,540
Tyco International Ltd.[a,b]	3,750	132,863

		3,769,260

MEDIA – 1.71%
A.H. Belo Corp. Class Aa	977	5,969
Belo Corp. Class A	1,192	7,915
British Sky Broadcasting Group PLC SP ADR	2,047	69,885
Cablevision NY Group Class A	1,976	50,665
CBS Corp. Class B NVS	4,587	59,310
Corus Entertainment Inc. Class B	886	15,372
E.W. Scripps Co. (The) Class Aa	731	4,971
Entravision Communications Corp. Class Aa	1,661	4,933
Gannett Co. Inc.	1,778	28,715
Grupo Televisa SA SP ADR	3,837	74,975
John Wiley & Sons Inc. Class A	467	19,497
McGraw-Hill Companies Inc. (The)	2,481	87,951
Media General Inc. Class Aa	722	5,884

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
Meredith Corp.[b]	311	$9,635
Pearson PLC SP ADR	6,549	92,930
Reed Elsevier NV SP ADR	2,580	61,481
Reed Elsevier PLC SP ADR	2,473	78,765
Rogers Communications Inc. Class B	3,835	119,882
Shaw Communications Inc. Class B	2,751	51,224
Thomson Reuters Corp.	2,990	99,806
Time Warner Cable Inc.	2,743	119,567
Time Warner Inc.	9,276	254,626
Viacom Inc. Class B NVS[a]	4,473	130,343
Walt Disney Co. (The)	13,969	412,784
Washington Post Co. (The) Class B	42	18,254

		1,885,339

METAL FABRICATE & HARDWARE – 0.32%
CIRCOR International Inc.	253	7,147
Commercial Metals Co.	1,010	13,877
Kaydon Corp.	319	10,428
MuellerWater Products Inc. Class A	1,022	4,609
Precision Castparts Corp.	1,080	113,670
Sims Metal Management Ltd. SP ADR	1,349	25,361
Sterlite Industries (India) Ltd. SP ADR	3,219	51,343
Tenaris SA SP ADR	1,925	84,700
Timken Co. (The)	770	17,256
Valmont Industries Inc.	189	13,128
Worthington Industries Inc.	698	10,100

		351,619

MINING – 3.79%
Agnico-Eagle Mines Ltd.	1,174	59,487
Alcoa Inc.	7,527	95,819
Alumina Ltd. SP ADR[a]	4,927	26,951
Aluminum Corp. of China Ltd. SP ADR[a]	1,340	33,245
AMCOL International Corp.	321	8,067
AngloGold Ashanti Ltd. SP ADR	2,801	99,968
Barrick Gold Corp.	7,629	265,642
BHP Billiton Ltd. SP ADR	13,171	913,672
BHP Billiton PLC SP ADR	8,780	514,332
Cameco Corp.	3,127	84,648
Coeur d’Alene Mines Corp.[a]	631	8,847
Compania de Minas Buenaventura SA SP ADR	1,294	40,735
Compass Minerals International Inc.	261	16,453

Security	Shares	Value
Eldorado Gold Corp.[a]	4,250	$50,320
Freeport-McMoRan Copper& Gold Inc.	3,229	215,342
Gammon Gold Inc.[a]	1,380	11,909
Gold Fields Ltd. SP ADR	5,121	58,482
Goldcorp Inc.	5,749	195,236
Harmony Gold Mining Co. Ltd. SP ADR	2,546	23,347
Hecla Mining Co.[a,b]	2,285	10,420
IAMGOLD Corp.	3,136	41,427
Ivanhoe Mines Ltd.[a]	2,657	36,613
Kinross Gold Corp.	5,479	89,089
Newmont Mining Corp.	3,578	153,353
Rio Tinto PLC SP ADR	2,716	526,958
RTI International Metals Inc.[a]	381	9,430
SilverWheaton Corp.[a]	2,929	40,303
Southern Copper Corp.	1,702	45,324
Stillwater Mining Co.[a]	658	6,613
Teck Resources Ltd. Class Ba	3,838	125,963
Titanium Metals Corp.[a]	846	9,839
Vale SA SP ADR	10,362	267,236
Vulcan Materials Co.[b]	881	38,931
Yamana Gold Inc.	5,900	59,413

		4,183,414

OFFICE & BUSINESS EQUIPMENT – 0.41%
Canon Inc. SP ADR	9,165	358,443
Pitney Bowes Inc.	1,603	33,535
Xerox Corp.	6,936	60,482

		452,460

OFFICE FURNISHINGS – 0.01%
Steelcase Inc. Class A	1,286	9,105

		9,105

OIL & GAS – 13.12%
Anadarko Petroleum Corp.	3,876	247,211
Apache Corp.	2,538	250,678
Atwood Oceanics Inc.[a]	583	19,542
Berry Petroleum Co. Class A	504	13,648
BP PLC SP ADR	24,513	1,375,670
Cabot Oil & Gas Corp.	848	32,453
Canadian Natural Resources Ltd.	4,305	274,702
Cenovus Energy Inc.	6,012	139,178
Chesapeake Energy Corp.	5,259	130,318
Chevron Corp.	15,655	1,129,039

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
China Petroleum & Chemical Corp. SP ADR	1,327	$103,095
Cimarex Energy Co.	726	35,726
CNOOC Ltd. SP ADR	1,233	172,410
Comstock Resources Inc.[a]	422	16,454
Concho Resources Inc.[a]	726	32,576
ConocoPhillips	10,176	488,448
Denbury Resources Inc.[a]	2,234	30,271
Devon Energy Corp.	3,208	214,647
Diamond Offshore Drilling Inc.	515	47,138
EnCana Corp.	6,012	183,907
Encore Acquisition Co.[a]	509	24,239
Eni SpA SP ADR	9,525	443,103
Ensco International PLC SP ADR	1,199	46,797
EOG Resources Inc.	1,990	179,936
EQT Corp.	1,009	44,416
EXCO Resources Inc.	1,616	28,345
Exxon Mobil Corp.	37,150	2,393,575
Forest Oil Corp.[a]	934	22,528
Frontier Oil Corp.	1,161	14,466
Goodrich Petroleum Corp.[a,b]	414	8,624
Helmerich & Payne Inc.	840	35,137
Hess Corp.	2,371	137,020
Marathon Oil Corp.	5,597	166,847
Mariner Energy Inc.[a]	1,072	15,490
Murphy Oil Corp.	1,544	78,868
Nabors Industries Ltd.[a]	2,294	51,156
Newfield Exploration Co.[a]	1,094	53,540
Nexen Inc.	4,162	91,314
Noble Corp.	2,052	82,737
Noble Energy Inc.	1,336	98,784
Occidental Petroleum Corp.	6,409	502,081
Parker Drilling Co.[a]	1,358	6,532
Penn Virginia Corp.	409	9,926
Penn West Energy Trust	1,737	28,539
Petrobras Energia SA SP ADR	257	4,379
PetroChina Co. Ltd. SP ADR	1,683	187,638
Petrohawk Energy Corp.[a]	2,491	55,624
Petroleo Brasileiro SA SP ADR	8,992	364,805
Pioneer Natural Resources Co.	1,043	45,871
Plains Exploration & Production Co.[a]	1,132	37,752
Pride International Inc.[a]	1,286	38,066

Security	Shares	Value
Quicksilver Resources Inc.[a]	1,410	$18,739
Range Resources Corp.	1,303	59,938
Repsol YPF SA SP ADR	6,297	148,546
Rowan Companies Inc.[a]	864	18,559
Royal Dutch Shell PLC Class A SP ADR	13,901	769,976
Royal Dutch Shell PLC Class B SP ADR	10,719	572,180
SandRidge Energy Inc.[a]	1,534	12,978
Sasol Ltd. SP ADR	3,509	128,429
Southwestern Energy Co.[a]	2,752	118,006
St. Mary Land & Exploration Co.	611	19,576
Statoil ASA SP ADR	8,796	196,679
Stone Energy Corp.[a]	561	8,942
Suncor Energy Inc.	12,181	385,529
Sunoco Inc.	990	24,839
Swift Energy Co.[a]	392	9,824
Talisman Energy Inc.	8,226	136,305
Tesoro Corp.	1,354	16,925
Total SA SP ADR	17,073	983,234
Transocean Ltd.[a]	2,495	211,426
Ultra Petroleum Corp.[a]	1,245	57,195
Unit Corp.[a]	462	21,039
VAALCO Energy Inc.	1,987	8,405
Valero Energy Corp.	4,604	84,806
W&T Offshore Inc.	568	5,061
Whiting Petroleum Corp.[a]	448	29,819
XTO Energy Inc.	4,553	202,927
YPF SA SP ADR	29	1,211

		14,486,339

OIL & GAS SERVICES – 1.47%
Baker Hughes Inc.	2,408	109,034
BJ Services Co.	2,383	49,257
Cameron International Corp.[a]	1,922	72,383
Compagnie Generale de Geophysique-Veritas SP ADR[a]	1,302	31,730
Complete Production Services Inc.[a]	738	9,247
Core Laboratories NV	231	27,015
Dril-Quip Inc.[a]	381	19,999
Exterran Holdings Inc.[a]	585	11,864
FMC Technologies Inc.[a]	1,024	54,446
Halliburton Co.	7,134	208,384

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
Helix Energy Solutions Group Inc.[a]	953	$10,111
ION Geophysical Corp.[a]	1,235	5,866
National Oilwell Varco Inc.	3,341	136,647
Newpark Resources Inc.[a]	2,054	8,195
Oceaneering International Inc.[a]	509	27,842
Oil States International Inc.[a]	475	17,499
Schlumberger Ltd.	9,383	595,445
SEACOR Holdings Inc.[a]	214	15,034
Smith International Inc.	1,718	52,090
Superior Energy Services Inc.[a]	658	15,114
Tetra Technologies Inc.[a]	913	9,550
Tidewater Inc.	425	19,899
Weatherford International Ltd.[a]	5,557	87,134
Willbros Group Inc.[a]	514	7,859
World Fuel Services Corp.	768	18,455

		1,620,099

PACKAGING & CONTAINERS – 0.19%
Ball Corp.	665	33,775
Bemis Co. Inc.	742	20,821
Crown Holdings Inc.[a]	1,076	25,620
Greif Inc. Class A	251	12,138
Owens-Illinois Inc.[a]	1,337	36,393
Packaging Corp. of America	807	17,786
Pactiv Corp.[a]	1,041	23,475
Sealed Air Corp.	1,241	24,621
Sonoco Products Co.	694	19,265

		213,894

PHARMACEUTICALS – 6.80%
Abbott Laboratories	12,005	635,545
Allergan Inc.	2,471	142,083
AmerisourceBergen Corp.	2,534	69,077
AstraZeneca PLC SP ADR	11,539	536,448
Bristol-Myers Squibb Co.	13,409	326,643
Cardinal Health Inc.	2,847	94,150
Elan Corp. PLC SP ADR[a]	4,255	31,700
Eli Lilly and Co.	7,829	275,581
Forest Laboratories Inc.[a]	2,485	73,655
GlaxoSmithKline PLC SP ADR	20,719	808,248
Hospira Inc.[a]	1,270	64,313
King Pharmaceuticals Inc.[a]	2,178	26,158
K-V Pharmaceutical Co. Class Aa	582	2,008
Mead Johnson Nutrition Co. Class A	1,614	73,001

Security	Shares	Value
Medco Health Solutions Inc.[a]	3,741	$229,997
Medicis Pharmaceutical Corp. Class A	697	16,108
Merck & Co. Inc.	23,982	915,633
NBTY Inc.[a]	532	23,690
Novartis AG SP ADR	19,288	1,032,487
Novo-Nordisk A/S SP ADR	3,777	254,683
Omnicare Inc.	855	21,375
Pfizer Inc.	63,405	1,183,137
PharMerica Corp.[a]	583	9,491
Sanofi-Aventis SP ADR	16,883	621,463
Watson Pharmaceuticals Inc.[a]	982	37,679

		7,504,353

PIPELINES – 0.63%
El Paso Corp.	5,919	60,078
Enbridge Inc.	2,730	118,673
National Fuel Gas Co.	615	28,856
ONEOK Inc.	866	36,537
Questar Corp.	1,468	60,893
Spectra Energy Corp.	5,247	111,499
TransCanada Corp.	5,405	172,474
Transportadora de Gas del Sur SA SP ADR	1,810	5,249
Williams Companies Inc. (The)	4,664	97,198

		691,457

REAL ESTATE – 0.21%
Brookfield Asset Management Inc. Class A	4,141	83,193
Brookfield Properties Corp.	2,030	24,299
CB Richard Ellis Group Inc. Class Aa	2,201	27,072
E-House (China) Holdings Ltd. SP ADR[a,b]	737	11,821
Forest City Enterprises Inc. Class Aa	1,071	12,113
Forestar Group Inc.[a]	537	9,972
Hilltop Holdings Inc.[a]	970	10,980
Jones Lang LaSalle Inc.	382	21,778
MI Developments Inc. Class A	692	8,269
St. Joe Co. (The)[a]	757	19,682

		229,179

REAL ESTATE INVESTMENT TRUSTS – 1.65%
Alexandria Real Estate Equities Inc.	370	22,100
AMB Property Corp.	1,192	28,608
American Campus Communities Inc.	651	16,705

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
Annaly Capital Management Inc.	4,235	$73,604
Anworth Mortgage Asset Corp.	1,728	11,923
Apartment Investment and Management Co. Class A	1,073	16,481
Ashford Hospitality Trust Inc.[a,b]	1,368	7,209
AvalonBay Communities Inc.	603	46,196
BioMed Realty Trust Inc.	1,047	15,255
Boston Properties Inc.	1,073	69,606
BRE Properties Inc. Class A	488	15,650
Camden Property Trust	534	20,703
CapLease Inc.	1,876	8,611
Chimera Investment Corp.	5,357	20,999
DCT Industrial Trust Inc.	2,146	10,623
Developers Diversified Realty Corp.	1,346	11,104
Douglas Emmett Inc.	744	10,290
Duke Realty Corp.	1,786	20,218
EastGroup Properties Inc.	289	11,057
Entertainment Properties Trust	397	13,859
Equity Lifestyle Properties Inc.	246	11,887
Equity One Inc.	429	7,186
Equity Residential	2,132	68,331
Essex Property Trust Inc.	213	16,974
Extra Space Storage Inc.	1,035	11,747
Federal Realty Investment Trust	467	30,065
FelCor Lodging Trust Inc.[a]	1,421	5,371
First Industrial Realty Trust Inc.[a]	1,131	5,791
Getty Realty Corp.	589	12,705
Glimcher Realty Trust	2,089	6,727
HCP Inc.	2,405	68,182
Health Care REIT Inc.	993	42,699
Highwoods Properties Inc.	565	17,069
Home Properties Inc.	318	14,097
Hospitality Properties Trust	987	21,832
Host Hotels & Resorts Inc.[a]	5,097	54,028
HRPT Properties Trust	2,127	14,187
Inland Real Estate Corp.	777	6,558
iStar Financial Inc.[a]	1,154	3,139
Kilroy Realty Corp.	370	10,689
Kimco Realty Corp.	3,080	38,870
LaSalle Hotel Properties	619	12,473
Lexington Realty Trust	1,030	6,129
Liberty Property Trust	885	26,904

Security	Shares	Value
Macerich Co. (The)	812	$25,050
Maguire Properties Inc.[a]	1,604	2,631
MFA Financial Inc.	2,436	17,929
National Health Investors Inc.	446	15,173
National Retail Properties Inc.	726	14,665
Nationwide Health Properties Inc.	918	30,257
NorthStar Realty Finance Corp.	2,436	11,059
Omega Healthcare Investors Inc.	848	15,866
Parkway Properties Inc.	476	9,915
Pennsylvania Real Estate Investment Trust[b]	599	5,367
Post Properties Inc.	493	8,800
ProLogis	3,960	49,896
Public Storage	1,014	80,289
Ramco-Gershenson Properties Trust	795	7,568
Realty Income Corp.[b]	922	25,751
Regency Centers Corp.	679	22,740
Saul Centers Inc.	396	14,113
Senior Housing Properties Trust	1,122	23,394
Simon Property Group Inc.	2,212	159,264
SL Green Realty Corp.	697	31,707
Sovran Self Storage Inc.	415	14,069
Strategic Hotels & Resorts Inc.[a]	2,215	5,095
Sun Communities Inc.	540	9,779
Sunstone Hotel Investors Inc.[a]	1,274	10,944
Tanger Factory Outlet Centers Inc.	309	11,835
Taubman Centers Inc.	506	16,020
UDR Inc.	1,225	19,061
Universal Health Realty Income Trust	567	18,824
U-Store-It Trust	922	6,380
Ventas Inc.	1,285	54,227
Vornado Realty Trust	1,372	88,741
Washington Real Estate Investment Trust	624	16,343
Weingarten Realty Investors	917	17,120

		1,824,313

RETAIL – 4.12%
Abercrombie & Fitch Co. Class A	697	21,983
Advance Auto Parts Inc.	816	32,191
Aeropostale Inc.[a]	608	19,997
American Eagle Outfitters Inc.	1,443	22,929
AnnTaylor Stores Corp.[a]	744	9,345

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
AutoNation Inc.[a,b]	792	$14,256
AutoZone Inc.[a]	208	32,246
Barnes & Noble Inc.[b]	561	9,806
Best Buy Co. Inc.	2,742	100,494
Big Lots Inc.[a]	791	22,472
BJ’s Wholesale Club Inc.[a]	537	18,145
Blockbuster Inc. Class Aa,b	6,225	2,801
Brinker International Inc.	1,062	17,332
Brown Shoe Co. Inc.	623	7,632
Buckle Inc. (The)	304	9,223
Cabela’s Inc.[a]	492	7,931
CarMax Inc.[a]	1,708	35,236
Cash America International Inc.	418	15,713
Cato Corp. (The) Class A	452	9,243
Chico’s FAS Inc.[a]	1,559	19,908
Chipotle Mexican Grill Inc.[a]	236	22,765
CKE Restaurants Inc.	999	8,352
Collective Brands Inc.[a]	658	12,949
CVS Caremark Corp.	11,175	361,735
Darden Restaurants Inc.	1,182	43,687
Delhaize Group SP ADR	787	61,134
Dick’s Sporting Goods Inc.[a]	894	19,999
Dillard’s Inc. Class A	557	9,224
DineEquity Inc.[a,b]	295	6,708
Family Dollar Stores Inc.	1,144	35,327
GameStop Corp. Class Aa	1,366	27,006
Gap Inc. (The)	3,987	76,072
Genesco Inc.[a]	366	8,630
Home Depot Inc. (The)	13,348	373,877
J.C. Penney Co. Inc.	1,633	40,547
Kohl’s Corp.[a]	2,319	116,808
Landry’s Restaurants Inc.[a,b]	258	5,351
Limited Brands Inc.	2,260	42,985
Lowe’s Companies Inc.	11,504	249,062
Macy’s Inc.	3,462	55,150
McDonald’s Corp.	8,457	527,971
Men’s Wearhouse Inc. (The)	423	8,523
Movado Group Inc.[a]	461	5,039
MSC Industrial Direct Co. Inc. Class A	434	18,744
New York & Co. Inc.[a]	622	2,239
99 Cents Only Stores[a]	703	9,167
Nordstrom Inc.	1,402	48,425

Security	Shares	Value
Nu Skin Enterprises Inc. Class A	659	$15,315
Office Depot Inc.[a]	2,424	13,768
OfficeMax Inc.[a]	884	11,465
Regis Corp.	545	8,682
Rite Aid Corp.[a,b]	6,608	8,987
Saks Inc.[a]	1,412	9,093
Sonic Automotive Inc.[a]	797	7,611
Stage Stores Inc.	627	8,101
Talbots Inc. (The)[a,b]	405	4,560
Target Corp.	5,358	274,705
Tiffany & Co.	1,056	42,884
Tim Hortons Inc.	1,611	46,139
TJX Companies Inc. (The)	3,309	125,775
Under Armour Inc. Class Aa	458	11,633
Walgreen Co.	7,815	281,731
Wal-Mart Stores Inc.	17,089	913,065
Wendy’s/Arby’s Group Inc. Class A	3,674	16,937
Yum! Brands Inc.	3,687	126,132

		4,552,942

SAVINGS & LOANS – 0.06%
New York Community Bancorp Inc.[b]	3,256	48,938
NewAlliance Bancshares Inc.	1,589	18,496

		67,434

SEMICONDUCTORS – 0.87%
Advanced Micro Devices Inc.[a]	5,181	38,650
Advanced Semiconductor Engineering Inc. SP ADR	7,614	29,695
Analog Devices Inc.	2,225	59,986
Emulex Corp.[a]	985	11,071
Fairchild Semiconductor International Inc.[a]	1,352	12,141
International Rectifier Corp.[a]	655	11,816
LSI Corp.[a]	5,944	29,661
MEMC Electronic Materials Inc.[a]	1,927	24,242
National Semiconductor Corp.	1,888	25,035
Semiconductor Manufacturing International Corp. SP ADR[a]	3,787	14,050
STMicroelectronics NV NYS	5,140	41,840
Taiwan SemiconductorManufacturing Co. Ltd. SP ADR	35,012	355,722
Teradyne Inc.[a]	1,596	14,907

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
Texas Instruments Inc.	9,867	$222,008
United Microelectronics Corp. SP ADR[a,b]	20,848	73,177

		964,001

SOFTWARE – 0.72%
American Reprographics Co.[a]	909	6,390
Broadridge Financial Solutions Inc.	1,281	27,823
Dun & Bradstreet Corp. (The)	400	31,588
Fair Isaac Corp.	494	10,833
Fidelity National Information Services Inc.	2,612	61,539
Global Payments Inc.	746	33,197
IMS Health Inc.	1,451	31,400
Konami Corp. SP ADR	847	14,230
Red Hat Inc.[a]	1,759	47,880
Salesforce.com Inc.[a]	900	57,195
SAP AG SP ADR	7,128	323,041
Sybase Inc.[a]	774	31,479
SYNNEX Corp.[a]	324	8,576
Total System Services Inc.	1,721	24,628
VeriFone Holdings Inc.[a]	840	14,944
VMware Inc. Class Aa	546	24,794
Wipro Ltd. SP ADR	2,480	48,831

		798,368

TELECOMMUNICATIONS – 6.16%
Alcatel-Lucent SP ADR[a]	18,226	60,693
Amdocs Ltd.[a]	1,598	45,687
America Movil SAB de CV Series L SP ADR	6,002	261,987
American Tower Corp. Class Aa	3,239	137,496
Anixter International Inc.[a]	272	11,337
AT&T Inc.	46,496	1,179,139
BCE Inc.	2,280	58,710
British Telecom PLC SP ADR	6,399	139,306
CenturyTel Inc.	2,357	80,162
China Mobile Hong Kong Ltd. SP ADR	6,634	311,466
China Telecom Corp. Ltd. SP ADR	1,136	46,610
China Unicom (Hong Kong) Ltd. SP ADR	10,315	115,528
Cincinnati Bell Inc.[a]	4,044	11,768
CommScope Inc.[a]	799	21,741
Corning Inc.	12,300	222,384

Security	Shares	Value
Crown Castle International Corp.[a]	2,079	$76,798
Deutsche Telekom AG SP ADR	23,218	298,816
France Telecom SA SP ADR	15,195	350,397
Frontier Communications Corp.	2,742	20,867
Harris Corp.	980	42,062
Hellenic Telecommunications Organization SA SP ADR	3,971	27,320
Juniper Networks Inc.[a]	4,319	107,241
KT Corp. SP ADR[a]	2,023	42,746
MagyarTelekom Telecommunications PLC SP ADR	862	15,188
MasTec Inc.[a]	713	8,763
MetroPCS Communications Inc.[a]	2,011	11,322
Mobile TeleSystems SP ADR	1,540	73,581
Motorola Inc.[a]	17,056	104,894
NeuStar Inc. Class Aa	821	18,440
Nippon Telegraph and Telephone Corp. SP ADR	6,616	139,598
Nokia OYJ SP ADR	29,389	402,335
NTT DoCoMo Inc. SP ADR	12,052	179,575
Philippine Long Distance Telephone Co. SP ADR	704	39,403
Plantronics Inc.	517	13,659
Portugal Telecom SGPS SA SP ADR	5,761	58,820
PT Indosat Tbk SP ADR	238	6,990
PTTelekomunikasi Indonesia SP ADR	2,102	83,239
Qwest Communications International Inc.	11,716	49,324
SKTelecom Co. Ltd. SP ADR	2,368	41,037
Sprint Nextel Corp.[a]	22,074	72,403
Syniverse Holdings Inc.[a]	887	14,910
Tata Communications Ltd. SP ADR	425	5,691
Telecom Argentina SA SP ADR[a]	994	16,739
Telecom Corp. of New Zealand Ltd. SP ADR	3,216	26,918
Telecom Italia SpA SP ADR	8,148	121,242
Telefonica SA SP ADR	10,701	766,192
Telefonos de Mexico SAB de CV Series L SP ADR	2,275	36,741
Telmex Internacional SAB de CV SP ADR	2,182	38,534
TELUS Corp. NVS	1,151	34,380

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

Security	Shares	Value
Turkcell Iletisim Hizmetleri AS SP ADR	2,577	$46,876
Verizon Communications Inc.	22,268	655,125
Vimpel-Communications SP ADR	2,568	46,584

		6,798,764

TEXTILES – 0.03%
Mohawk Industries Inc.[a]	486	20,125
UniFirst Corp.	220	11,053

		31,178

TOYS, GAMES & HOBBIES – 0.03%
Hasbro Inc.	968	29,572

		29,572

TRANSPORTATION – 1.50%
Bristow Group Inc.[a]	409	14,601
Burlington Northern Santa Fe Corp.	2,139	213,322
Canadian National Railway Co.	3,675	183,493
Canadian Pacific Railway Ltd.	1,343	63,121
Con-way Inc.	471	13,480
CSX Corp.	3,088	132,352
FedEx Corp.	2,344	183,652
Frontline Ltd.	600	18,036
Genesee & Wyoming Inc. Class Aa	343	10,108
Guangshen Railway Co. Ltd. SP ADR	421	8,500
Kansas City Southern Industries Inc.[a]	810	24,057
Kirby Corp.[a]	620	20,113
Knight Transportation Inc.	829	15,005
Norfolk Southern Corp.	2,801	131,815
Overseas Shipholding Group Inc.	290	12,937
Ryder System Inc.	501	18,236
Ship Finance International Ltd.	662	9,579
Teekay Corp.	390	9,734
Tsakos Energy Navigation Ltd.	504	8,130
Union Pacific Corp.	3,934	238,007
United Parcel Service Inc. Class B	5,588	322,819

		1,651,097

TRUCKING & LEASING – 0.01%
GATX Corp.	385	10,095

		10,095

WATER – 0.16%
American States Water Co.	394	13,089
Aqua America Inc.	953	15,810
California Water Service Group	319	11,586

Security	Shares	Value
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	572	$19,477
Veolia Environnement SP ADR	3,375	110,633

		170,595

TOTAL COMMON STOCKS
(Cost: $138,092,861)		110,104,810

PREFERRED STOCKS – 0.03%

ELECTRIC – 0.02%
Companhia Paranaense de Energia SP ADR	1,073	21,835

		21,835

REAL ESTATE INVESTMENTTRUSTS – 0.01%
Public Storage Class A, 6.13%	675	17,145

		17,145

TOTAL PREFERRED STOCKS
(Cost: $33,084)		38,980

SHORT-TERM INVESTMENTS – 1.00%

MONEY MARKET FUNDS – 1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,e,f]	824,583	824,583
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[c,e,f]	139,844	139,844
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[c,e]	140,808	140,808

		1,105,235

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,105,235)		1,105,235

TOTAL INVESTMENTS IN
SECURITIES – 100.77%
(Cost: $139,231,180)		111,249,025

Other Assets, Less Liabilities – (0.77)%		(853,043)

NET ASSETS – 100.00%		$110,395,982

NVS – Non-Voting Shares

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2010

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.79%

AEROSPACE & DEFENSE – 2.67%
Boeing Co. (The)	8,206	$497,284
General Dynamics Corp.	4,033	269,606
Lockheed Martin Corp.	3,836	285,859
United Technologies Corp.	10,817	729,931

		1,782,680

AGRICULTURE – 3.17%
Altria Group Inc.	25,750	511,395
Monsanto Co.	6,766	513,404
Philip Morris International Inc.	23,862	1,085,960

		2,110,759

APPAREL – 0.32%
Nike Inc. Class B	3,383	215,666

		215,666

AUTO MANUFACTURERS – 0.64%
Ford Motor Co.[a]	39,412	427,226

		427,226

BANKS – 7.52%
Bank of America Corp.	108,202	1,642,506
Bank of New York Mellon Corp. (The)	14,999	436,321
PNC Financial Services Group Inc. (The)[b]	5,785	320,663
State Street Corp.	6,196	265,684
U.S. Bancorp	23,906	599,562
Wells Fargo & Co.	61,372	1,744,806

		5,009,542

BEVERAGES – 3.92%
Coca-Cola Co. (The)	26,662	1,446,413
PepsiCo Inc.	19,614	1,169,387

		2,615,800

CHEMICALS – 1.69%
Dow Chemical Co. (The)	14,347	388,660
E.I. du Pont de Nemours and Co.	10,630	346,644
Mosaic Co. (The)	1,852	99,101
Praxair Inc.	3,867	291,262

		1,125,667

Security	Shares	Value
COMMERCIAL SERVICES – 1.60%
Accenture PLC Class A	7,196	$294,964
MasterCard Inc. Class A	1,203	300,630
Visa Inc. Class A	5,751	471,755

		1,067,349

COMPUTERS – 5.77%
EMC Corp.[a]	25,151	419,267
Hewlett-Packard Co.	29,695	1,397,744
International Business Machines Corp.	16,550	2,025,554

		3,842,565

COSMETICS & PERSONAL CARE – 4.14%
Colgate-Palmolive Co.	6,245	499,787
Procter & Gamble Co. (The)	36,707	2,259,316

		2,759,103

DIVERSIFIED FINANCIAL SERVICES – 7.19%
American Express Co.	13,160	495,606
BlackRock Inc.[b]	530	113,325
Citigroup Inc.[a]	258,103	856,902
Franklin Resources Inc.	1,950	193,108
Goldman Sachs Group Inc. (The)	5,403	803,534
JPMorgan Chase & Co.	49,253	1,917,912
Morgan Stanley	15,489	414,795

		4,795,182

ELECTRIC – 2.21%
Dominion Resources Inc.	7,498	280,875
Duke Energy Corp.	16,135	266,712
Exelon Corp.	8,283	377,870
FPL Group Inc.	4,740	231,122
Southern Co.	9,992	319,744

		1,476,323

ELECTRICAL COMPONENTS & EQUIPMENT – 0.59%
Emerson Electric Co.	9,474	393,550

		393,550

FOOD – 1.11%
General Mills Inc.	3,889	277,325
Kraft Foods Inc. Class A	16,795	464,550

		741,875

HEALTH CARE - PRODUCTS – 5.52%
Alcon Inc.	956	148,859
Baxter International Inc.	7,587	436,935

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2010

Security	Shares	Value
Covidien PLC[c]	6,319	$319,489
Johnson & Johnson	34,640	2,177,470
Medtronic Inc.	13,881	595,356

		3,678,109

HEALTH CARE - SERVICES – 1.27%
UnitedHealth Group Inc.	4,581	481,173
WellPoint Inc.[a]	5,748	366,263

		847,436

HOLDING COMPANIES – DIVERSIFIED – 0.80%
Berkshire Hathaway Inc. Class Ba	6,950	531,189

		531,189

HOUSEHOLD PRODUCTS & WARES – 0.46%
Kimberly-Clark Corp.	5,211	309,481

		309,481

INSURANCE – 0.91%
MetLife Inc.	7,257	256,317
Travelers Companies Inc. (The)	6,857	347,444

		603,761

MACHINERY – 0.61%
Caterpillar Inc.	7,795	407,211

		407,211

MANUFACTURING – 5.35%
Danaher Corp.	3,094	220,757
General Electric Co.	132,262	2,126,773
Honeywell International Inc.	8,728	337,250
Illinois Tool Works Inc.	5,383	234,645
3M Co.	8,018	645,369

		3,564,794

MEDIA – 1.59%
Time Warner Inc.	14,585	400,358
Walt Disney Co. (The)	22,237	657,103

		1,057,461

MINING – 1.01%
Freeport-McMoRan Copper & Gold Inc.	5,167	344,587
Newmont Mining Corp.	5,985	256,517
Southern Copper Corp.	2,666	70,996

		672,100

OIL & GAS – 14.39%
Anadarko Petroleum Corp.	6,154	392,502
Apache Corp.	4,177	412,562

Security	Shares	Value
Chevron Corp.	25,106	$1,810,645
ConocoPhillips	16,323	783,504
Devon Energy Corp.	5,262	352,080
EOG Resources Inc.	3,160	285,727
Exxon Mobil Corp.	59,460	3,831,008
Marathon Oil Corp.	8,903	265,398
Occidental Petroleum Corp.	10,130	793,584
Transocean Ltd.[a]	4,005	339,384
XTO Energy Inc.	7,240	322,687

		9,589,081

OIL & GAS SERVICES – 1.91%
Halliburton Co.	11,209	327,415
Schlumberger Ltd.	14,939	948,029

		1,275,444

PHARMACEUTICALS – 8.52%
Abbott Laboratories	19,280	1,020,683
Bristol-Myers Squibb Co.	21,313	519,185
Eli Lilly and Co.	12,266	431,763
Medco Health Solutions Inc.[a]	5,945	365,499
Merck & Co. Inc.	38,176	1,457,560
Pfizer Inc.	100,884	1,882,495

		5,677,185

RETAIL – 7.14%
CVS Caremark Corp.	17,638	570,942
Home Depot Inc. (The)	21,245	595,072
Lowe’s Companies Inc.	18,351	397,299
McDonald’s Corp.	13,530	844,678
Target Corp.	8,579	439,845
Walgreen Co.	12,387	446,551
Wal-Mart Stores Inc.	27,402	1,464,089

		4,758,476

SEMICONDUCTORS – 0.54%
Texas Instruments Inc.	15,905	357,863

		357,863

TELECOMMUNICATIONS – 4.95%
AT&T Inc.	74,406	1,886,936
Corning Inc.	19,631	354,928
Verizon Communications Inc.	35,835	1,054,266

		3,296,130

TRANSPORTATION – 2.28%
Burlington Northern Santa Fe Corp.	3,472	346,263
FedEx Corp.	3,648	285,821

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2010

Security	Shares	Value
Union Pacific Corp.	6,309	$381,695
United Parcel Service Inc. Class B	8,740	504,910

		1,518,689

TOTAL COMMON STOCKS (Cost: $81,769,063)		66,507,697

SHORT-TERM INVESTMENTS – 0.41%

MONEY MARKET FUNDS – 0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[b,d,e]	200,582	$200,582
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[b,d,e]	34,018	34,018
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[b,d]	40,636	40,636

		275,236

TOTAL SHORT-TERM INVESTMENTS (Cost: $275,236)		275,236

TOTAL INVESTMENTS IN SECURITIES – 100.20% (Cost: $82,044,299)		66,782,933

Other Assets, Less Liabilities – (0.20)%		(134,612)

NET ASSETS – 100.00%		$66,648,321

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2010

	iShares S&P North American
	Technology Sector Index Fund	Technology- Multimedia Networking Index Fund	Technology- Semiconductors Index Fund	Technology- Software Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$441,426,623	$200,940,650	$293,035,100	$351,202,203
Affiliated issuers (Note 2)	5,547,059	6,788,035	4,008,417	4,988,401

Total cost of investments	$446,973,682	$207,728,685	$297,043,517	$356,190,604

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$402,318,586	$177,974,825	$225,680,541	$302,515,143
Affiliated issuers (Note 2)	5,547,059	6,788,035	4,008,417	4,988,401

Total fair value of investments	407,865,645	184,762,860	229,688,958	307,503,544
Receivables:
Investment securities sold	–	–	–	241,893
Dividends and interest	97,306	11,345	92,597	60,325
Capital shares sold	–	–	1,121	–

Total Assets	407,962,951	184,774,205	229,782,676	307,805,762

LIABILITIES
Payables:
Investment securities purchased	1,263,823	–	–	238,659
Collateral for securities on loan (Note 5)	3,825,945	6,683,903	3,878,348	4,732,798
Capital shares redeemed	–	–	3,284	2,834
Investment advisory fees (Note 2)	174,550	77,694	106,618	132,714

Total Liabilities	5,264,318	6,761,597	3,988,250	5,107,005

NET ASSETS	$402,698,633	$178,012,608	$225,794,426	$302,698,757

Net assets consist of:
Paid-in capital	$469,791,260	$260,890,316	$334,414,271	$389,742,047
Distributions in excess of net investment income or accumulated net investment loss	(76,990)	(51,608)	(21,429)	(203,478)
Accumulated net realized loss	(27,907,600)	(59,860,275)	(41,243,857)	(38,152,752)
Net unrealized depreciation	(39,108,037)	(22,965,825)	(67,354,559)	(48,687,060)

NET ASSETS	$402,698,633	$178,012,608	$225,794,426	$302,698,757

Shares outstanding[b]	8,100,000	7,050,000	5,250,000	6,900,000

Net asset value per share	$49.72	$25.25	$43.01	$43.87

[a]	Securities on loan with values of $3,740,402, $6,526,671, $3,781,547 and $4,623,492, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2010

	iShares S&P North American	iShares NYSE
	Natural Resources Sector Index Fund	Composite Index Fund	100 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,710,710,332	$137,824,144	$81,336,439
Affiliated issuers (Note 2)	25,151,408	1,407,036	707,860

Total cost of investments	$1,735,861,740	$139,231,180	$82,044,299

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,560,850,739	$109,871,528	$66,073,709
Affiliated issuers (Note 2)	25,151,408	1,377,497	709,224

Total fair value of investments	1,586,002,147	111,249,025	66,782,933
Receivables:
Dividends and interest	201,216	136,031	112,041

Total Assets	1,586,203,363	111,385,056	66,894,974

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	22,578,323	964,427	234,600
Capital shares redeemed	11,483	–	–
Investment advisory fees (Note 2)	687,188	24,647	12,053

Total Liabilities	23,276,994	989,074	246,653

NET ASSETS	$1,562,926,369	$110,395,982	$66,648,321

Net assets consist of:
Paid-in capital	$1,867,996,532	$149,283,245	$102,735,936
Undistributed (distributions in excess of) net investment income	(502,202)	102,688	98,781
Accumulated net realized loss	(154,708,368)	(11,007,644)	(20,925,030)
Net unrealized depreciation	(149,859,593)	(27,982,307)	(15,261,366)

NET ASSETS	$1,562,926,369	$110,395,982	$66,648,321

Shares outstanding[b]	48,700,000	1,750,000	1,250,000

Net asset value per share	$32.09	$63.08	$53.32

[a]	Securities on loan with values of $22,034,730, $929,365 and $233,772, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2010

	iShares S&P North American
	Technology Sector Index Fund	Technology- Multimedia Networking Index Fund	Technology- Semiconductors Index Fund	Technology- Software Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$1,609,654	$882,621	$1,544,951	$540,620
Interest from affiliated issuers (Note 2)	115	43	49	57
Securities lending income from affiliated issuers (Note 2)	15,250	27,224	3,435	8,255

Total investment income	1,625,019	909,888	1,548,435	548,932

EXPENSES
Investment advisory fees (Note 2)	926,347	452,921	577,322	752,410

Total expenses	926,347	452,921	577,322	752,410

Net investment income (loss)	698,672	456,967	971,113	(203,478)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,942,217)	(5,675,701)	(7,371,578)	(4,255,992)
In-kind redemptions	6,390,497	8,649,813	22,428,420	9,327,795

Net realized gain	3,448,280	2,974,112	15,056,842	5,071,803

Net change in unrealized appreciation (depreciation)	21,929,224	188,873	(18,019,577)	17,230,968

Net realized and unrealized gain (loss)	25,377,504	3,162,985	(2,962,735)	22,302,771

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,076,176	$3,619,952	$(1,991,622)	$22,099,293

See notes to financial statements.

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2010

	iShares S&P North American	iShares NYSE
	Natural Resources Sector Index Fund	Composite Index Fund	100 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$11,362,391	$1,190,049	$851,914
Dividends from affiliated issuers (Note 2)	–	1,750	602
Interest from affiliated issuers (Note 2)	499	43	29
Securities lending income from affiliated issuers (Note 2)	35,979	5,426	48

Total investment income	11,398,869	1,197,268	852,593

EXPENSES
Investment advisory fees (Note 2)	3,816,527	136,629	69,898

Total expenses	3,816,527	136,629	69,898

Net investment income	7,582,342	1,060,639	782,695

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(16,627,711)	(2,625,357)	(992,171)
Investments in affiliated issuers (Note 2)	–	1,220	1,469
In-kind redemptions	37,050,184	466,497	251,412

Net realized gain (loss)	20,422,473	(2,157,640)	(739,290)

Net change in unrealized appreciation (depreciation)	87,598,925	9,065,847	5,658,467

Net realized and unrealized gain	108,021,398	6,908,207	4,919,177

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$115,603,740	$7,968,846	$5,701,872

[a]	Net of foreign withholding tax of $259,246, $39,985 and $—, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P North American Technology Sector Index Fund		iShares S&P North American Technology-Multimedia Networking Index Fund
	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$698,672	$1,248,137	$456,967	$167,542
Net realized gain (loss)	3,448,280	(37,709,507)	2,974,112	(33,957,565)
Net change in unrealized appreciation (depreciation)	21,929,224	(910,019)	188,873	22,645,572

Net increase (decrease) in net assets resulting from operations	26,076,176	(37,371,389)	3,619,952	(11,144,451)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(775,662)	(1,327,608)	(508,575)	(198,517)
Return of capital	–	–	–	(31,800)

Total distributions to shareholders	(775,662)	(1,327,608)	(508,575)	(230,317)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	70,792,517	175,493,451	67,475,450	142,565,070
Cost of shares redeemed	(26,367,021)	(141,135,707)	(54,351,919)	(63,223,662)

Net increase in net assets from capital share transactions	44,425,496	34,357,744	13,123,531	79,341,408

INCREASE (DECREASE) IN NET ASSETS	69,726,010	(4,341,253)	16,234,908	67,966,640

NET ASSETS
Beginning of period	332,972,623	337,313,876	161,777,700	93,811,060

End of period	$402,698,633	$332,972,623	$178,012,608	$161,777,700

Distributions in excess of net investment income included in net assets at end of period	$(76,990)	$–	$(51,608)	$–

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	4,400,000	2,600,000	6,300,000
Shares redeemed	(550,000)	(3,650,000)	(2,100,000)	(3,000,000)

Net increase in shares outstanding	850,000	750,000	500,000	3,300,000

See notes to financial statements.

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P North American Technology-Semiconductors Index Fund		iShares S&P North American Technology-Software Index Fund
	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$971,113	$1,460,484	$(203,478)	$(289,167)
Net realized gain (loss)	15,056,842	(43,465,738)	5,071,803	(67,278,009)
Net change in unrealized appreciation (depreciation)	(18,019,577)	35,150,945	17,230,968	(24,700,468)

Net increase (decrease) in net assets resulting from operations	(1,991,622)	(6,854,309)	22,099,293	(92,267,644)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,111,591)	(1,480,896)	–	–

Total distributions to shareholders	(1,111,591)	(1,480,896)	–	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	160,309,780	235,647,623	70,341,320	324,463,242
Cost of shares redeemed	(157,662,600)	(181,980,503)	(90,888,858)	(372,525,927)

Net increase (decrease) in net assets from capital share transactions	2,647,180	53,667,120	(20,547,538)	(48,062,685)

INCREASE (DECREASE) IN NET ASSETS	(456,033)	45,331,915	1,551,755	(140,330,329)

NET ASSETS
Beginning of period	226,250,459	180,918,544	301,147,002	441,477,331

End of period	$225,794,426	$226,250,459	$302,698,757	$301,147,002

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(21,429)	$119,049	$(203,478)	$–

SHARES ISSUED AND REDEEMED
Shares sold	3,500,000	6,700,000	1,600,000	8,400,000
Shares redeemed	(3,600,000)	(5,200,000)	(2,100,000)	(10,300,000)

Net increase (decrease) in shares outstanding	(100,000)	1,500,000	(500,000)	(1,900,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P North American Natural Resources Sector Index Fund		iShares NYSE Composite Index Fund
	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,582,342	$17,107,938	$1,060,639	$2,928,475
Net realized gain (loss)	20,422,473	(44,598,703)	(2,157,640)	(9,404,440)
Net change in unrealized appreciation (depreciation)	87,598,925	(569,134,950)	9,065,847	(21,370,659)

Net increase (decrease) in net assets resulting from operations	115,603,740	(596,625,715)	7,968,846	(27,846,624)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,829,406)	(16,830,502)	(1,236,920)	(2,861,921)

Total distributions to shareholders	(8,829,406)	(16,830,502)	(1,236,920)	(2,861,921)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	156,106,265	528,717,336	6,448,550	34,369,738
Cost of shares redeemed	(127,815,527)	(644,490,976)	(3,023,724)	(19,489,820)

Net increase (decrease) in net assets from capital share transactions	28,290,738	(115,773,640)	3,424,826	14,879,918

INCREASE (DECREASE) IN NET ASSETS	135,065,072	(729,229,857)	10,156,752	(15,828,627)

NET ASSETS
Beginning of period	1,427,861,297	2,157,091,154	100,239,230	116,067,857

End of period	$1,562,926,369	$1,427,861,297	$110,395,982	$100,239,230

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(502,202)	$744,862	$102,688	$278,969

SHARES ISSUED AND REDEEMED
Shares sold	4,650,000	18,900,000	100,000	600,000
Shares redeemed	(3,950,000)	(20,550,000)	(50,000)	(400,000)

Net increase (decrease) in shares outstanding	700,000	(1,650,000)	50,000	200,000

See notes to financial statements.

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE 100 Index Fund
	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$782,695	$2,009,086
Net realized loss	(739,290)	(17,163,324)
Net change in unrealized appreciation (depreciation)	5,658,467	(4,206,264)

Net increase (decrease) in net assets resulting from operations	5,701,872	(19,360,502)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(830,326)	(2,064,996)

Total distributions to shareholders	(830,326)	(2,064,996)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	4,907,566
Cost of shares redeemed	(2,806,111)	(9,539,012)

Net decrease in net assets from capital share transactions	(2,806,111)	(4,631,446)

INCREASE (DECREASE) IN NET ASSETS	2,065,435	(26,056,944)

NET ASSETS
Beginning of period	64,582,886	90,639,830

End of period	$66,648,321	$64,582,886

Undistributed net investment income included in net assets at end of period	$98,781	$146,412

SHARES ISSUED AND REDEEMED
Shares sold	–	100,000
Shares redeemed	(50,000)	(200,000)

Net decrease in shares outstanding	(50,000)	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology Sector Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005

Net asset value, beginning of period	$45.93	$51.89	$56.11	$42.86	$46.05	$41.79

Income from investment operations:
Net investment income	0.09 [a]	0.21 [a]	0.11 [a]	0.05 [a]	0.02 [a]	0.35
Net realized and unrealized gain (loss)	3.80	(5.94)	(4.21)	13.27	(3.17)	4.28

Total from investment operations	3.89	(5.73)	(4.10)	13.32	(3.15)	4.63

Less distributions from:
Net investment income	(0.10)	(0.23)	(0.10)	(0.05)	(0.04)	(0.34)
Return of capital	–	–	(0.02)	(0.02)	–	(0.03)

Total distributions	(0.10)	(0.23)	(0.12)	(0.07)	(0.04)	(0.37)

Net asset value, end of period	$49.72	$45.93	$51.89	$56.11	$42.86	$46.05

Total return	8.45%[b]	(10.91)%	(7.32)%	31.09%	(6.85)%	11.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$402,699	$332,973	$337,314	$367,498	$201,458	$294,705
Ratio of expenses to average net assets[c]	0.48%	0.48%	0.48%	0.48%	0.50%	0.50%
Ratio of net investment income to average net assets[c]	0.36%	0.52%	0.20%	0.09%	0.04%	0.81%
Portfolio turnover rate[d]	5%	9%	6%	20%	5%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Multimedia Networking Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005

Net asset value, beginning of period	$24.70	$28.86	$35.33	$26.25	$29.90	$26.97

Income from investment operations:
Net investment income (loss)	0.06 [a]	0.05 [a]	(0.03)[a]	(0.08)[a]	(0.10)[a]	(0.08)
Net realized and unrealized gain (loss)	0.56	(4.15)	(6.44)	9.16	(3.55)	3.01

Total from investment operations	0.62	(4.10)	(6.47)	9.08	(3.65)	2.93

Less distributions from:
Net investment income	(0.07)	(0.05)	–	–	–	–
Return of capital	–	(0.01)	(0.00)[b]	–	–	–

Total distributions	(0.07)	(0.06)	(0.00)[b]	–	–	–

Net asset value, end of period	$25.25	$24.70	$28.86	$35.33	$26.25	$29.90

Total return	2.50%[c]	(14.12)%	(18.31)%	34.59%	(12.21)%	10.86%

Ratios/Supplemental data:
Net assets, end of period (000s)	$178,013	$161,778	$93,811	$226,132	$157,518	$147,986
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[d]	0.48%	0.24%	(0.10)%	(0.25)%	(0.31)%	(0.26)%
Portfolio turnover rate[e]	10%	34%	23%	53%	32%	16%

[a]	Based on average shares outstanding throughout the period.
[b]	Rounds to less than $0.01.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Semiconductors Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005

Net asset value, beginning of period	$42.29	$46.99	$65.92	$55.51	$58.84	$50.64

Income from investment operations:
Net investment income (loss)	0.18 [a]	0.38 [a]	0.31 [a]	0.20 [a]	0.04 [a]	(0.03)
Net realized and unrealized gain (loss)	0.76	(4.70)	(18.94)	10.43	(3.30)	8.23

Total from investment operations	0.94	(4.32)	(18.63)	10.63	(3.26)	8.20

Less distributions from:
Net investment income	(0.22)	(0.38)	(0.29)	(0.21)	(0.05)	–
Return of capital	–	–	(0.01)	(0.01)	(0.02)	–

Total distributions	(0.22)	(0.38)	(0.30)	(0.22)	(0.07)	–

Net asset value, end of period	$43.01	$42.29	$46.99	$65.92	$55.51	$58.84

Total return	2.17%[b]	(8.87)%	(28.35)%	19.16%	(5.56)%	16.19%

Ratios/Supplemental data:
Net assets, end of period (000s)	$225,794	$226,250	$180,919	$303,210	$263,678	$544,316
Ratio of expenses to average net assets[c]	0.48%	0.48%	0.48%	0.48%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[c]	0.81%	1.07%	0.55%	0.32%	0.07%	(0.09)%
Portfolio turnover rate[d]	5%	15%	14%	25%	6%	10%

[a]	Based on average shares outstanding throughout the period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Software Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005

Net asset value, beginning of period	$40.70	$47.47	$45.83	$37.63	$40.29	$33.85

Income from investment operations:
Net investment income (loss)	(0.03)[a]	(0.03)[a]	(0.14)[a]	(0.12)[a]	(0.13)[a]	0.20
Net realized and unrealized gain (loss)	3.20	(6.74)	1.78	8.32	(2.53)	6.48

Total from investment operations	3.17	(6.77)	1.64	8.20	(2.66)	6.68

Less distributions from:
Net investment income	–	–	–	–	–	(0.24)

Total distributions	–	–	–	–	–	(0.24)

Net asset value, end of period	$43.87	$40.70	$47.47	$45.83	$37.63	$40.29

Total return	7.79%[b]	(14.26)%	3.58%	21.79%	(6.60)%	19.72%

Ratios/Supplemental data:
Net assets, end of period (000s)	$302,699	$301,147	$441,477	$190,202	$80,900	$229,641
Ratio of expenses to average net assets[c]	0.48%	0.48%	0.48%	0.48%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[c]	(0.13)%	(0.09)%	(0.30)%	(0.26)%	(0.31)%	0.59%
Portfolio turnover rate[d]	5%	22%	18%	25%	16%	13%

[a]	Based on average shares outstanding throughout the period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Natural Resources Sector Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008[a]	Year ended Jul. 31, 2007[a]	Year ended Jul. 31, 2006[a]	Year ended Jul. 31, 2005[a]

Net asset value, beginning of period	$29.75	$43.45	$40.04	$33.87	$26.97	$19.50

Income from investment operations:
Net investment income	0.16 [b]	0.37 [b]	0.32 [b]	0.40 [b]	0.35 [b]	0.27
Net realized and unrealized gain (loss)	2.37	(13.72)	3.41	6.17	6.88	7.47

Total from investment operations	2.53	(13.35)	3.73	6.57	7.23	7.74

Less distributions from:
Net investment income	(0.19)	(0.35)	(0.32)	(0.40)	(0.33)	(0.27)
Return of capital	–	–	–	(0.00)[c]	–	–

Total distributions	(0.19)	(0.35)	(0.32)	(0.40)	(0.33)	(0.27)

Net asset value, end of period	$32.09	$29.75	$43.45	$40.04	$33.87	$26.97

Total return	8.46%[d]	(30.55)%	9.25%	19.56%	26.96%	39.92%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,562,926	$1,427,861	$2,157,091	$1,867,679	$1,453,116	$800,886
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	0.95%	1.30%	0.73%	1.14%	1.12%	1.20%
Portfolio turnover rate[f]	3%	18%	8%	18%	7%	8%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005

Net asset value, beginning of period	$58.96	$77.38	$87.41	$75.53	$68.30	$58.82

Income from investment operations:
Net investment income	0.63 [a]	1.69 [a]	2.10 [a]	1.70 [a]	1.66 [a]	1.63
Net realized and unrealized gain (loss)	4.22	(18.44)	(10.14)	11.90	6.74	9.46

Total from investment operations	4.85	(16.75)	(8.04)	13.60	8.40	11.09

Less distributions from:
Net investment income	(0.73)	(1.67)	(1.99)	(1.72)	(1.17)	(1.61)

Total distributions	(0.73)	(1.67)	(1.99)	(1.72)	(1.17)	(1.61)

Net asset value, end of period	$63.08	$58.96	$77.38	$87.41	$75.53	$68.30

Total return	8.20%[b]	(21.44)%	(9.38)%	18.10%	12.40%	19.03%

Ratios/Supplemental data:
Net assets, end of period (000s)	$110,396	$100,239	$116,068	$117,998	$56,648	$13,661
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.94%	3.08%	2.45%	2.02%	2.26%	2.01%
Portfolio turnover rate[d]	5%	6%	5%	7%	4%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005

Net asset value, beginning of period	$49.68	$64.74	$76.24	$68.41	$64.54	$59.80

Income from investment operations:
Net investment income	0.60 [a]	1.45 [a]	1.82 [a]	1.56 [a]	1.21 [a]	1.25
Net realized and unrealized gain (loss)	3.68	(15.02)	(11.32)	7.79	3.85	4.73

Total from investment operations	4.28	(13.57)	(9.50)	9.35	5.06	5.98

Less distributions from:
Net investment income	(0.64)	(1.49)	(2.00)	(1.52)	(1.19)	(1.24)

Total distributions	(0.64)	(1.49)	(2.00)	(1.52)	(1.19)	(1.24)

Net asset value, end of period	$53.32	$49.68	$64.74	$76.24	$68.41	$64.54

Total return	8.60%[b]	(20.90)%	(12.76)%	13.73%	7.93%	10.06%

Ratios/Supplemental data:
Net assets, end of period (000s)	$66,648	$64,583	$90,640	$255,405	$318,115	$32,271
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	2.24%	2.97%	2.47%	2.09%	1.83%	2.03%
Portfolio turnover rate[d]	5%	15%	15%	10%	6%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Semiconductors, iShares S&P North American Technology-Software, iShares S&P North American Natural Resources Sector, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares NYSE Composite and iShares NYSE 100 Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of January 31, 2010, the value of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2010.

The Funds had tax basis net capital loss carryforwards as of July 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
S&P North American Technology Sector	$638,692	$1,579,887	$2,523,700	$143,622	$184,019	$1,580,603	$850,629	$5,220,553	$12,721,705
S&P North American Technology-Multimedia Networking	130,370	5,798,354	3,242,309	981,871	4,629,661	8,142,402	20,065,788	1,494,613	44,485,368
S&P North American Technology-Semiconductors	175,882	472,453	510,075	2,373	1,635,360	5,309,649	17,237,123	6,663,495	32,006,410
S&P North American Technology-Software	–	797,714	761,567	–	38,268	2,827,824	289,827	6,215,064	10,930,264
S&P North American Natural Resources Sector	–	256,427	187,450	–	1,870,831	785,924	2,497,939	17,704,391	23,302,962
NYSE Composite	–	–	–	–	–	8,687	506,184	1,332,864	1,847,735
NYSE 100	–	–	25,021	–	208,513	123,690	775,077	4,111,123	5,243,424

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended January 31, 2010, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended January 31, 2010 are disclosed in the Funds’ Statements of Operations.

As of January 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P North American Technology Sector	$456,008,276	$11,695,335	$(59,837,966)	$(48,142,631)
S&P North American Technology-Multimedia Networking	213,476,603	2,677,864	(31,391,607)	(28,713,743)
S&P North American Technology-Semiconductors	305,825,754	–	(76,136,796)	(76,136,796)
S&P North American Technology-Software	358,246,362	7,330,708	(58,073,526)	(50,742,818)
S&P North American Natural Resources Sector	1,810,267,750	3,892,309	(228,157,912)	(224,265,603)
NYSE Composite	141,435,594	306,217	(30,492,786)	(30,186,569)
NYSE 100	82,506,303	1,355,187	(17,078,557)	(15,723,370)

Management has reviewed the tax positions as of January 31, 2010, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

68	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Semiconductors, iShares S&P North American Technology-Software and iShares S&P North American Natural Resources Sector Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion

For its investment advisory services to the iShares NYSE Composite and iShares NYSE 100 Index Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
NYSE Composite	0.25%
NYSE 100	0.20

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, BTC serves as securities lending agent for the Funds. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2010, BTC earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees	iShares Index Fund	Securities Lending Agent Fees
S&P North American Technology Sector	$10,958	S&P North American Technology-Software	$ 6,837
S&P North American Technology-Multimedia Networking	18,204	S&P North American Natural Resources Sector	31,611
S&P North American Technology-Semiconductors	2,930	NYSE Composite NYSE 100	4,435 35

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in companies considered to be an affiliate of the Funds (excluding short–term investments) during the period August 1, 2009 to November 30, 2009, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain

NYSE Composite Index
Barclays PLC SP ADR	21,053	857	744	21,166	$417,605	$1,386	$1,220

Investments in companies considered to be an affiliate of the Funds (excluding short–term investments) during the period December 1, 2009 to January 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain

NYSE Composite Index
BlackRock Inc.	184	147	–	331	$70,774	$–	$–
PNC Financial Services Group Inc. (The)	3,531	104	–	3,635	201,488	364	–

					$272,262	$364	$–

NYSE 100 Index
BlackRock Inc.	290	262	22	530	$113,325	$–	$418
PNC Financial Services Group Inc. (The)	–	6,053	268	5,785	320,663	602	1,051

					$433,988	$602	$1,469

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2010 were as follows:

iShares Index Fund	Purchases	Sales
S&P North American Technology Sector	$20,272,002	$18,878,553
S&P North American Technology-Multimedia Networking	21,411,235	17,860,089
S&P North American Technology-Semiconductors	11,603,087	11,714,287
S&P North American Technology-Software	16,026,688	16,321,680
S&P North American Natural Resources Sector	47,328,569	48,790,413
NYSE Composite	5,283,373	4,932,647
NYSE 100	4,025,838	3,342,059

In-kind transactions (see Note 4) for the six months ended January 31, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P North American Technology Sector	$70,712,239	$26,328,915
S&P North American Technology-Multimedia Networking	67,439,497	54,217,516
S&P North American Technology-Semiconductors	160,189,289	157,553,083
S&P North American Technology-Software	70,326,842	90,837,870
S&P North American Natural Resources Sector	155,483,927	127,452,623
NYSE Composite	6,407,059	3,006,197
NYSE 100	–	2,797,897

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of January 31, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of January 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

72	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Funds approved Proposals 1 and 2.

Proposal 1

To approve a new investment advisory agreement between the Trust and BGFA, on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
S&P North American Technology Sector	3,239,436	55,541	50,658	768,829
S&P North American Technology-Multimedia Networking	2,743,211	26,120	27,040	843,058
S&P North American Technology-Semiconductors	2,263,765	27,481	30,243	595,479
S&P North American Technology-Software	3,439,269	61,278	28,169	–
S&P North American Natural Resources Sector	20,242,625	382,356	682,501	3,127,260
NYSE Composite	645,050	35,116	22,836	163,178
NYSE 100	521,826	7,859	13,033	219,266

Proposal 2

To approve a change in the classification of the iShares S&P North American Technology-Multimedia Networking and iShares S&P North American Natural Resources Sector Index Funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
S&P North American Technology-Multimedia Networking	2,724,949	36,080	35,342	843,058
S&P North American Natural Resources Sector	19,478,618	1,231,826	597,039	3,127,260

SHAREHOLDER MEETING RESULTS	73

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Second Meeting

This proposal was approved by the shareholders of the Trust on November 4, 2009. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election took effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Trust-wide proposal and voting results.

74	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment

Advisory Agreements (Unaudited)

iSHARES® TRUST

On December 1, 2009, BlackRock, Inc. (“BlackRock”) completed a transaction whereby it acquired from Barclays Bank PLC (“Barclays”) the interests in BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, and certain affiliated companies, including BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A. (the “Transaction”).

Prior to the Transaction, BFA served as the investment advisor to each Fund pursuant to an investment advisory agreement with the Trust (the “Previous Advisory Agreement”). Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction resulted in the automatic termination of the Previous Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board of Trustees of the Trust (the “Board”) approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, the latter of which was subsequently approved by each Fund’s shareholders.

BOARD CONSIDERATIONS IN APPROVING THE NEW ADVISORY AGREEMENTS

As required under Section 15(c) of the 1940 Act, at an in-person Board meeting held on August 13, 2009, the Board, including the members of the Board who are not “interested persons” of the Trust under the 1940 Act (the “Independent Trustees”), considered and unanimously approved the New Advisory Agreements between BFA and the Trust on behalf of its Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held on June 17, July 29 and August 13, 2009, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BTC and BFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the Previous Advisory Agreement between BFA and the Trust, on behalf of its Funds as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BFA, determined that the nature, extent and quality of the services provided by BFA under the Previous Advisory Agreement were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Previous Advisory Agreement on June 17, 2009.

In advance of the June 2009 Board meeting, the Board had requested and received materials specifically relating to each Fund’s Previous Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by BFA discussing market conditions generally; (iii) on the profitability to BFA of the Previous Advisory Agreement and other payments received by BFA and its affiliates from the Funds; and (iv) provided by BFA concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BFA and its affiliates from their relationship with the Funds.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	75

Board Review and Approval of New Investment

Advisory Agreements (Unaudited)

iSHARES® TRUST

At the June, July and August 2009 Board meetings, the Trustees discussed with representatives of BTC, BFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BFA and the Funds. At these Board meetings, representatives of BTC, BFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BFA in connection with the Transaction, including the anticipated senior management structure of BFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BFA and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BTC, BFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by BFA, including portfolio management and compliance services;

•

that BFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BFA will remain employees of BFA and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction Agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in

76	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment

Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

connection with their most recent approval or continuation of each Previous Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BTC, BFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BFA, BTC and BlackRock that there would be no diminution in the scope of services required of or provided by BFA under the New Advisory Agreements for each Fund as compared to the scope of services provided by BFA under the Previous Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, BFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BFA at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that BFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services BFA performed under the Previous Advisory Agreement.

The Board noted the representations of BFA, BTC and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	77

Board Review and Approval of New Investment

Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

be provided by BFA under the New Advisory Agreements compared with the services provided by BFA under the Previous Advisory Agreement and that the Board expects that the quality of such services will continue to be appropriate.

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the LipperGroups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable LipperGroups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Previous and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Previous Advisory Agreement. Further, the Board noted that representatives of BFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five- and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the LipperGroups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered BFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Previous Advisory Agreement and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

Cost of services provided and profits realized by BFA from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of BFA with respect to the Funds based

78	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment

Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

on the fees payable to BFA and its affiliates (including fees under the Previous Advisory Agreements), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by BFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Previous Advisory Agreement, including the fact that the fee rates under the Agreements are identical and that representatives of BFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BFA’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BFA in connection with the management of the Funds, BFA’s profitability in respect of the Funds was not expected to increase in a significant respect. BFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Previous and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Previous and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from BFA and BlackRock that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	79

Board Review and Approval of New Investment

Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Fees and services provided for other comparable funds/accounts managed by BFA and its affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Previous Advisory Agreement in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Previous Advisory Agreement for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BFA or BTC provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Previous and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Previous and New Advisory Agreements are fair and reasonable.

Other benefits to BFA and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by BFA under the Previous Advisory Agreement, the Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA or its affiliates, such as any payment of revenue to BTC, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC in connection with any investments by the Funds in other funds for which BFA provides investment advisory services and/or BTC provides administration services. The Board noted that while revenue to BTC in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BFA, or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

80	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	83

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

84	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFEValue	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&PTarget Date Retirement Income	TGR
iShares S&PTarget Date 2010	TZD
iShares S&PTarget Date 2015	TZE
iShares S&PTarget Date 2020	TZG
iShares S&PTarget Date 2025	TZI
iShares S&PTarget Date 2030	TZL
iShares S&PTarget Date 2035	TZO
iShares S&PTarget Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 YearTreasury	SHY
iShares Barclays 3-7 YearTreasury	IEI
iShares Barclays 7-10 YearTreasury	IEF
iShares Barclays 10-20 YearTreasury	TLH
iShares Barclays 20+ YearTreasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	85

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, no rare they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-2350-0310

86	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or New York Stock Exchange, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® FTSE/XINHUA CHINA 25

INDEX FUND

iSHARES® FTSE SERIES

iSHARES® MSCI SERIES

JANUARY 31, 2010

Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares FTSE Developed Small Cap ex-North America Index Fund | IFSM | NASDAQ

iShares FTSE/Xinhua China 25 Index Fund | FXI | NYSE Arca

iShares FTSE China (HK Listed) Index Fund | FCHI | NASDAQ

iShares MSCI ACWI Index Fund | ACWI | NASDAQ

iShares MSCI ACWI ex US Index Fund | ACWX | NASDAQ

iShares MSCI All Country Asia ex Japan Index Fund | AAXJ | NASDAQ

iShares MSCI EAFE Growth Index Fund | EFG | NYSE Arca

iShares MSCI EAFE Value Index Fund | EFV | NYSE Arca

iShares MSCI EAFE Small Cap Index Fund | SCZ | NYSE Arca

iShares MSCI Kokusai Index Fund | TOK | NYSE Arca

Fund Performance Overview

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

Performance as of January 31, 2010

The iShares FTSE Developed Small Cap ex-North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Developed Small Cap ex-North America Index (the “Index”). The Index measures the stock performance of small-capitalization companies in developed countries outside North America, as defined by FTSE International Limited. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 12.36%, while the total return for the Index was 11.62%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/10			Inception to 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
55.30%	56.04%	54.65%	(14.71)%	(14.93)%	(14.36)%	(29.78)%	(30.18)%	(29.07)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/10
Sector	Percentage of Net Assets
Industrial	23.95%

Financial	18.68

Consumer Cyclical	15.29

Consumer Non-Cyclical	14.43

Basic Materials	7.42

Technology	6.13

Energy	5.80

Communications	5.77

Diversified	1.83

Utilities	0.48

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Kisoji Co. Ltd. (Japan)	0.49%

Ryosan Co. Ltd. (Japan)	0.48

PSP Swiss Property AG Registered (Switzerland)	0.47

Basler Kantonalbank Participation Certificates (Switzerland)	0.46

Getinge AB Class B (Sweden)	0.46

Kureha Corp. (Japan)	0.45

JB Hi-Fi Ltd. (Australia)	0.44

Ratos AB Class B (Sweden)	0.41

Aggreko PLC (United Kingdom)	0.40

NV Bekaert SA (Belgium)	0.39

TOTAL	4.45%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

Performance as of January 31, 2010

The iShares FTSE/Xinhua China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index (the “Index”). The Index is designed to represent the performance of the largest companies in the Chinese equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was (7.31)%, while the total return for the Index was (7.03)%.

Average Annual Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
53.02%	54.63%	54.80%	18.57%	18.10%	19.04%	17.41%	17.12%	17.90%

Cumulative Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
53.02%	54.63%	54.80%	134.39%	129.73%	138.99%	135.05%	132.04%	140.10%

Total returns for the period since inception are calculated from the inception date of the Fund (10/5/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/10
Sector	Percentage of Net Assets
Financial	46.81%

Energy	19.23

Communications	17.75

Industrial	8.66

Basic Materials	4.13

Utilities	1.80

Consumer Cyclical	1.58

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
China Mobile Ltd.	10.10%

China Construction Bank Corp. Class H	9.56

Industrial and Commercial Bank of China Ltd. Class H	8.47

China Life Insurance Co. Ltd. Class H	7.12

Bank of China Ltd. Class H	6.17

China Merchants Bank Co. Ltd. Class H	4.11

China Petroleum & Chemical Corp. Class H	4.00

PetroChina Co. Ltd. Class H	3.97

Ping An Insurance (Group) Co. of China Ltd. Class H	3.97

CNOOC Ltd.	3.85

TOTAL	61.32%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

Performance as of January 31, 2010

The iShares FTSE China (HK Listed) Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE China (HK Listed) Index™ (the “Index”). The Index is designed to track the performance of the large- and mid-capitalization companies in the Chinese equity market that are available to international investors. The Index consists of many of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was (4.54)%, while the total return for the Index was (3.98)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/10			Inception to 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
56.12%	56.99%	58.40%	(4.07)%	(4.70)%	(2.59)%	(6.47)%	(7.45)%	(4.11)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/10
Sector	Percentage of Net Assets
Financial	45.27%

Energy	18.60

Communications	14.98

Industrial	7.57

Diversified	3.43

Basic Materials	3.25

Consumer Non-Cyclical	2.88

Consumer Cyclical	2.62

Utilities	1.30

Technology	0.09

Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
China Mobile Ltd.	11.45%

China Construction Bank Corp. Class H	10.41

Industrial and Commercial Bank of China Ltd. Class H	9.16

China Life Insurance Co. Ltd. Class H	6.62

Bank of China Ltd. Class H	5.51

PetroChina Co. Ltd. Class H	4.96

CNOOC Ltd.	4.66

China Shenhua Energy Co. Ltd. Class H	3.04

Ping An Insurance (Group) Co. of China Ltd. Class H	3.03

China Petroleum & Chemical Corp. Class H	2.72

TOTAL	61.56%

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI INDEX FUND

Performance as of January 31, 2010

The iShares MSCI ACWI Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 8.14%, while the total return for the Index was 8.44%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/10			Inception to 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
41.14%	41.18%	40.84%	(9.76)%	(10.19)%	(10.38)%	(17.35)%	(18.07)%	(18.32)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/10
Sector	Percentage of Net Assets
Financial	20.11%

Consumer Non-Cyclical	18.69

Energy	11.53

Industrial	10.52

Communications	9.99

Consumer Cyclical	8.59

Technology	8.06

Basic Materials	7.01

Utilities	4.25

Diversified	0.99

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	1.28%

Microsoft Corp.	0.94

Apple Inc.	0.73

HSBC Holdings PLC (United Kingdom)	0.73

Procter & Gamble Co. (The)	0.71

BP PLC (United Kingdom)	0.71

General Electric Co.	0.64

Pfizer Inc.	0.63

International Business Machines Corp.	0.61

Chevron Corp.	0.60

TOTAL	7.58%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ACWI EX US INDEX FUND

Performance as of January 31, 2010

The iShares MSCI ACWI ex US Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index ex USA (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 7.13%, while the total return for the Index was 7.57%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/10			Inception to 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
47.64%	48.11%	47.58%	(11.43)%	(11.94)%	(10.94)%	(20.16)%	(21.01)%	(19.26)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/10
Sector	Percentage of Net Assets
Financial	25.50%

Consumer Non-Cyclical	15.09

Energy	11.44

Industrial	10.96

Basic Materials	10.74

Communications	7.94

Consumer Cyclical	7.84

Technology	5.14

Utilities	4.12

Diversified	1.09

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	1.56%

Nestle SA Registered (Switzerland)	1.42

BP PLC (United Kingdom)	1.33

Novartis AG Registered (Switzerland)	1.01

BHP Billiton Ltd. (Australia)	0.97

Samsung Electronics Co. Ltd. SP GDR (South Korea)	0.96

Roche Holding AG Genusschein (Switzerland)	0.95

Vodafone Group PLC (United Kingdom)	0.93

GlaxoSmithKline PLC (United Kingdom)	0.91

Banco Santander SA (Spain)	0.84

TOTAL	10.88%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

Performance as of January 31, 2010

The iShares MSCI All Country Asia ex Japan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country Asia ex Japan IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the equity market performance of Asia, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 5.78%, while the total return for the Index was 5.45%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/10			Inception to 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
71.20%	71.65%	71.00%	4.71%	4.17%	1.54%	7.01%	6.19%	2.26%

Total returns for the period since inception are calculated from the inception date of the Fund (8/13/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/15/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/10
Sector/Investment Type	Percentage of Net Assets
Financial	30.49%

Technology	17.90

Communications	10.75

Industrial	10.08

Energy	9.49

Consumer Cyclical	5.99

Basic Materials	4.36

Utilities	3.69

Consumer Non-Cyclical	3.33

Diversified	2.71

Exchange-Traded Funds	1.09

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. SP GDR (South Korea)	5.02%

Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	4.47

Chunghwa Telecom Co. Ltd. SP ADR (Taiwan)	2.83

POSCO SP ADR (South Korea)	2.78

United Microelectronics Corp. SP ADR (Taiwan)	2.64

Shinhan Financial Group Co. Ltd. SP ADR (South Korea)	2.61

Reliance Industries Ltd. SP GDR (India)	2.59

HDFC Bank Ltd. SP ADR (India)	2.48

China Mobile Ltd. (China)	2.45

KB Financial Group Inc. SP ADR (South Korea)	2.38

TOTAL	30.25%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EAFE GROWTH INDEX FUND

Performance as of January 31, 2010

The iShares MSCI EAFE Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Growth Index (the “Index”). The Index is a subset of the MSCI EAFE® Index and constituents of the Index include securities from Europe, Australasia and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index and consists of those securities classified by MSCI Inc. as most representing the growth style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 7.07%, while the total return for the Index was 7.29%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/10			Inception to 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
35.26%	35.40%	35.51%	2.54%	2.29%	2.66%	11.95%	10.76%	12.54%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	30.21%

Financial	14.99

Basic Materials	14.08

Industrial	13.99

Consumer Cyclical	10.52

Communications	5.78

Energy	3.64

Technology	3.37

Utilities	2.40

Diversified	0.77

Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	3.37%

Roche Holding AG Genusschein (Switzerland)	2.40

BHP Billiton Ltd. (Australia)	2.38

Novartis AG Registered (Switzerland)	2.29

Telefonica SA (Spain)	2.07

GlaxoSmithKline PLC (United Kingdom)	2.04

Rio Tinto PLC (United Kingdom)	1.38

British American Tobacco PLC (United Kingdom)	1.35

BHP Billiton PLC (United Kingdom)	1.34

BG Group PLC (United Kingdom)	1.27

TOTAL	19.89%

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE VALUE INDEX FUND

Performance as of January 31, 2010

The iShares MSCI EAFE Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Value Index (the “Index”). The Index is a subset of the MSCI EAFE® Index and constituents of the Index include securities from Europe, Australasia and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index and consists of those securities classified by MSCI Inc. as most representing the value style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 6.38%, while the total return for the Index was 6.55%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/10			Inception to 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
43.64%	43.93%	44.10%	1.85%	1.57%	1.99%	8.59%	7.28%	9.26%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/10
Sector	Percentage of Net Assets
Financial	34.74%

Energy	12.72

Communications	10.85

Industrial	10.00

Utilities	8.98

Consumer Cyclical	8.97

Consumer Non-Cyclical	7.50

Basic Materials	4.24

Diversified	0.96

Technology	0.83

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	3.87%

BP PLC (United Kingdom)	3.63

Total SA (France)	2.54

Banco Santander SA (Spain)	2.37

Toyota Motor Corp. (Japan)	2.35

Vodafone Group PLC (United Kingdom)	2.33

Royal Dutch Shell PLC Class A (United Kingdom)	2.04

Sanofi-Aventis (France)	1.61

Siemens AG Registered (Germany)	1.53

Royal Dutch Shell PLC Class B (United Kingdom)	1.49

TOTAL	23.76%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

Performance as of January 31, 2010

The iShares MSCI EAFE Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index (the “Index”). The Index represents the small cap size segment of the MSCI EAFE® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 11.24%, while the total return for the Index was 11.20%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/10			Inception to 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
55.72%	57.45%	55.28%	(13.83)%	(14.04)%	(13.04)%	(27.33)%	(27.71)%	(25.84)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/10
Sector	Percentage of Net Assets
Industrial	25.95%

Financial	19.11

Consumer Non-Cyclical	15.15

Consumer Cyclical	14.28

Basic Materials	7.64

Communications	5.54

Technology	5.05

Energy	4.69

Diversified	1.15

Utilities	1.11

Short-Term and Other Net Assets	0.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Sotetsu Holdings Inc. (Japan)	0.56%

Cofinimmo SA (Belgium)	0.41

Aggreko PLC (United Kingdom)	0.37

ARM Holdings PLC (United Kingdom)	0.37

Singapore Post Ltd. (Singapore)	0.35

Acergy SA (Norway)	0.34

Nagase & Co. Ltd. (Japan)	0.34

Bilfinger Berger AG (Germany)	0.32

Boliden AB (Sweden)	0.32

Cafe de Coral Holdings Ltd. (Hong Kong)	0.32

TOTAL	3.70%

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI KOKUSAI INDEX FUND

Performance as of January 31, 2010

The iShares MSCI Kokusai Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Kokusai Index (the “Index”). The Index is designed to measure equity market performance in those countries that MSCI Inc. has classified as having developed economies, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 8.67%, while the total return for the Index was 8.85%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/10			Inception to 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
39.14%	39.27%	39.34%	(14.13)%	(14.09)%	(14.56)%	(27.87)%	(27.81)%	(28.58)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	21.38%

Financial	20.57

Energy	11.91

Communications	10.02

Industrial	9.76

Technology	7.96

Consumer Cyclical	6.71

Basic Materials	6.60

Utilities	4.24

Diversified	0.67

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	1.67%

Microsoft Corp.	1.22

HSBC Holdings PLC (United Kingdom)	1.02

Procter & Gamble Co. (The)	0.96

BP PLC (United Kingdom)	0.94

Apple Inc.	0.92

General Electric Co.	0.91

Johnson & Johnson	0.91

Nestle SA Registered (Switzerland)	0.90

International Business Machines Corp.	0.87

TOTAL	10.32%

FUND PERFORMANCE OVERVIEWS	11

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/09)	Ending Account Value (1/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/09 to 1/31/10)
FTSE Developed Small Cap ex-North America
Actual	$1,000.00	$1,123.60	0.50%	$2.68
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
FTSE/Xinhua China 25
Actual	1,000.00	926.90	0.71	3.45
Hypothetical (5% return before expenses)	1,000.00	1,021.60	0.71	3.62
FTSE China (HK Listed)
Actual	1,000.00	954.60	0.71	3.50
Hypothetical (5% return before expenses)	1,000.00	1,021.60	0.71	3.62
MSCI ACWI
Actual	1,000.00	1,081.40	0.35	1.84
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (8/1/09)	Ending Account Value (1/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/09 to 1/31/10)
MSCI ACWI ex US
Actual	$1,000.00	$1,071.30	0.35%	$1.83
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79
MSCI All Country Asia ex Japan
Actual	1,000.00	1,057.80	0.68	3.53
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.68	3.47
MSCI EAFE Growth
Actual	1,000.00	1,070.70	0.40	2.09
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04
MSCI EAFE Value
Actual	1,000.00	1,063.80	0.40	2.08
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04
MSCI EAFE Small Cap
Actual	1,000.00	1,112.40	0.40	2.13
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04
MSCI Kokusai
Actual	1,000.00	1,086.70	0.25	1.31
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.61%

AUSTRALIA – 6.63%
AED Oil Ltd.[a]	9,116	$4,781
AJ Lucas Group Ltd.	3,248	9,354
Alesco Corp. Ltd.	5,376	20,738
Andean Resources Ltd.[a]	3,968	8,359
Aquila Resources Ltd.[a]	1,601	12,139
Ardent Leisure Group	29,944	42,984
Arrow Energy Ltd.[a]	18,436	64,400
Astro Japan Property Trust	68,832	20,802
Atlas Iron Ltd.[a]	9,796	16,935
AWE Ltd.[a]	19,808	46,129
Beach Energy Ltd.	39,612	29,400
Boart Longyear Group[a]	98,644	29,373
Bradken Ltd.	4,780	25,620
Centennial Coal Co. Ltd.	13,504	43,811
Coal of Africa Ltd.[a]	8,360	15,976
ConnectEast Group	60,740	22,675
Crane Group Ltd.	5,560	43,588
Cromwell Group	28,248	17,450
David Jones Ltd.	16,288	68,913
Emeco Holdings Ltd.	27,508	16,993
Energy World Corp. Ltd.[a]	12,520	3,394
FKP Property Group[b]	11,852	7,374
G.U.D Holdings Ltd.	3,864	32,078
Gindalbie Metals Ltd.[a]	13,708	11,575
Hastie Group Ltd.	18,996	31,068
Healthscope Ltd.	10,892	45,309
Hills Industries Ltd.	13,112	22,843
Independence Group NL	5,396	20,000
Infigen Energy	35,628	42,277
ING Industrial Fund[a]	27,068	10,827
ING Office Fund	79,484	43,096
iSOFT Group Ltd.	20,108	12,154
JB Hi-Fi Ltd.	6,424	115,170
Karoon Gas Australia Ltd.[a]	1,736	11,110
Linc Energy Ltd.[a]	10,516	14,488
Lynas Corp. Ltd.[a]	40,208	19,835
Macarthur Coal Ltd.	4,624	38,840
Macmahon Holdings Ltd.	27,592	14,102
Macquarie CountryWide Trust	35,976	18,067
Minara Resources Ltd.[a]	38,652	23,706

Security	Shares	Value
Mineral Deposits Ltd.[a]	6,716	$5,373
Mirabela Nickel Ltd.[a]	9,464	17,161
Monadelphous Group Ltd.	3,468	39,610
Mount Gibson Iron Ltd.[a]	17,340	21,655
Murchison Metals Ltd.[a]	15,052	29,568
Nexus Energy Ltd.[a]	15,848	3,733
OM Holdings Ltd.[b]	10,952	16,792
Pacific Brands Ltd.[a]	37,191	36,363
PanAust Ltd.[a]	56,937	23,786
Panoramic Resources Ltd.	11,792	19,286
Platinum Asset Management Ltd.	6,228	30,447
Platinum Capital Ltd.	34,012	48,673
Primary Health Care Ltd.	12,992	63,745
Riversdale Mining Ltd.[a]	5,260	34,831
Roc Oil Co. Ltd.[a]	20,740	12,351
Seek Ltd.	7,540	43,495
Silex Systems Ltd.[a]	5,912	30,951
South Australian Coal Corp.[c]	1,800	80
St Barbara Ltd.[a]	72,007	16,001
Straits Resources Ltd.[a]	9,336	11,742
Sundance Resources Ltd.[a]	53,236	6,625
Sunland Group Ltd.	12,540	8,415
Transfield Services Ltd.	8,220	26,157
UGL Ltd.	4,624	53,225
Western Areas NLa	4,864	18,028

		1,715,826

AUSTRIA – 1.90%
Andritz AG	1,600	90,247
A-TEC Industries AGa,b	376	4,928
bwin Interactive Entertainment AGa	888	54,357
BWT AG	1,068	29,556
IMMOFINANZ AGa,b	9,936	33,007
Intercell AGa	1,520	50,727
Oesterreichische Post AG	1,392	37,903
Palfinger AG	1,460	32,185
RHI AGa	2,216	60,833
Schoeller-Bleckmann Oilfield Equipment AG	428	22,535
Semperit AG Holding	288	10,804
Wienerberger AGa	3,008	56,861
Zumtobel AGa	332	7,153

		491,096

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2010

Security	Shares	Value
BELGIUM – 2.44%
Ackermans & van Haaren NV	1,228	$85,044
Agfa-Gevaert NVa	7,600	55,459
Barco NVa	280	11,524
Befimmo SCA	656	53,888
Compagnie Maritime Belge SA	612	18,553
EVS Broadcast Equipment SA	416	26,997
NV Bekaert SA	692	101,282
Nyrstar NVa	3,256	45,619
Omega Pharma SA	956	46,514
RHJ International SAa	6,536	54,054
SA D’Ieteren NV	132	57,051
Telenet Group Holding NVa	2,632	76,167

		632,152

DENMARK – 1.45%
A/S Dampskibsselskabet Torm	1,516	16,838
ALK-Abello A/S	320	24,641
Bang & Olufsen A/S Class Ba	928	11,520
DSV A/Sa	5,280	94,917
Genmab A/Sa,b	884	16,164
GN Store Nord A/Sa	7,804	48,074
SimCorp A/S	200	35,953
Sydbank A/Sa	2,224	58,081
Topdanmark A/Sa	568	69,556

		375,744

FINLAND – 2.99%
Amer Sports OYJ Class A	6,532	71,362
Cargotec Corp. Class B	1,028	29,463
Citycon OYJ	9,988	40,121
Elisa OYJ	3,676	80,678
Huhtamaki OYJ	4,412	59,485
Konecranes OYJ	1,488	44,074
M-real OYJ Class Ba	9,052	21,767
Orion OYJ Class B	2,688	59,069
Outotec OYJ	1,036	35,107
Pohjola Bank PLC	5,516	57,196
Ramirent OYJ[a]	3,048	30,715
Ruukki Group OYJ[a]	5,516	15,947
Talvivaara Mining Co. PLC[a]	4,316	24,441
Tieto OYJ	2,100	47,228
Uponor OYJ	2,688	51,373

Security	Shares	Value
Vacon OYJ	932	$33,034
YIT OYJ	3,316	74,344

		775,404

FRANCE – 5.62%
Altran Technologies SAa,b	3,620	21,732
BOURBON SA	1,509	59,074
Compagnie Plastic Omnium SA	960	31,651
Derichebourg	4,428	19,972
Etablissements Maurel et Prom	3,128	53,151
Fimalac SA	664	35,533
Fonciere des Regions	624	62,361
Gemalto NVa,b	2,288	91,797
Groupe Eurotunnel SA	5,772	56,160
Guyenne et Gascogne SA	636	56,046
Havas SA	14,728	64,894
IMS International Metal Service[a]	1,120	15,334
Ipsos SA	2,080	65,700
M6-Metropole Television	3,420	91,555
Neopost SA	944	75,630
Nexans SA	660	53,290
Nexity	912	33,415
NicOx SAa,b	2,107	16,485
Rexel SAa	2,476	35,207
Rhodia SAa	2,560	46,275
Rubis SA	316	26,345
Saft Groupe SA	1,326	57,292
Sechilienne-Sidec	1,172	39,911
Societe de la Tour Eiffel	360	25,519
Societe Immobiliere de Location pour l’Industrie et le Commerce	680	78,732
Soitec SAa,b	3,528	50,190
Teleperformance SA	2,212	72,698
Theolia SAa	912	4,158
Thomson[a]	17,004	22,855
Ubisoft Entertainment SAa,b	2,184	30,020
Zodiac Aerospace[b]	1,480	62,722

		1,455,704

GERMANY – 6.45%
Aareal Bank AGa	1,288	23,166
AIXTRON AG	2,972	90,261
Aurubis AG	1,684	68,418
Bauer AG	568	25,812

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2010

Security	Shares	Value
BayWa AG Registered	988	$37,133
Bilfinger Berger AG	1,070	77,932
centrotherm photovoltaics AGa	88	4,954
Conergy AGa,b	29,988	32,512
Demag Cranes AG	1,008	31,741
Deutsche Wohnen AG Bearer[a]	1,674	17,127
DEUTZ AGa	4,724	22,161
DIC Asset AG	1,424	17,614
Douglas Holding AG	1,688	75,572
ElringKlinger AG	1,884	42,278
Freenet AGa	2,320	29,664
FUCHS PETROLUB AG	604	49,079
GAGFAH SA	1,956	17,827
Gildemeister AG	1,716	25,497
Heidelberger Druckmaschinen AGa	2,640	18,986
IVG Immobilien AGa	2,388	18,239
Jenoptik AGa	892	5,577
Kloeckner & Co. SEa	1,112	26,507
Kontron AG	3,164	35,072
LEONI AG	1,272	28,492
Manz Automation AGa	344	28,928
MLP AG	2,512	25,831
MTU Aero Engines Holding AG	1,320	68,665
Nordex AGa	1,232	16,720
Phoenix Solar AG	180	8,368
Praktiker Bau-und Heimwerkermaerkte Holding AG	2,136	18,051
Rheinmetall AG	880	56,516
RHON KLINIKUM AG	2,352	58,142
Roth & Rau AGa	644	26,187
SGL Carbon SEa ,b	1,600	45,579
Singulus Technologies AGa	1,196	6,738
Sky Deutschland AGa	9,280	25,656
Software AG	700	80,338
Solon SEa ,b	764	6,648
Stada Arzneimittel AG	1,516	50,066
Symrise AG	3,044	68,225
Tognum AG	2,732	47,960
United Internet AG Registered[a]	3,580	53,019
Vossloh AG	376	38,679
Wincor Nixdorf AG	1,100	74,918
Wirecard AG	2,916	37,698
ZhongDe Waste Technology AG	292	4,690

		1,669,243

Security	Shares	Value
HONG KONG – 3.84%
AMVIG Holdings Ltd.	16,000	$6,593
APAC Resources Ltd.[a]	160,000	9,374
Champion REIT	64,000	27,031
China Dongxiang (Group) Co. Ltd.	56,000	36,343
China Gas Holdings Ltd.	80,000	42,751
China Grand Forestry Green Resources Group Ltd.[a,b]	312,000	10,647
China Green (Holdings) Ltd.	48,000	57,420
China Mining Resources Group Ltd.[a]	240,000	7,201
China State Construction International Holdings Ltd.	76,800	26,800
Chow Sang Sang Holdings International Ltd.	32,000	36,179
Daphne International Holdings Ltd.	24,000	18,234
Digital China Holdings Ltd.	44,000	70,143
eSun Holdings Ltd.[a]	40,000	5,254
FU JI Food and Catering Services Holdings Ltd.[a,c]	16,000	–
Fushan International Energy Group Ltd.[b]	64,000	55,298
Geely Automobile Holdings Ltd.	120,000	53,310
Hi Sun Technology (China) Ltd.[a]	48,000	26,949
HKC (Holdings) Ltd.[a]	68,000	4,991
HKR International Ltd.	67,200	25,181
Kingsoft Corp. Ltd.[b]	27,236	20,867
Midland Holdings Ltd.[b]	32,000	27,113
Minth Group Ltd.	48,000	60,758
Nan Hai Corp. Ltd.[a]	512,340	5,806
Pacific Basin Shipping Ltd.	44,000	32,805
Peace Mark Holdings Ltd.[a,c]	30,000	–
Ports Design Ltd.[b]	18,000	48,558
Regal Hotels International Holdings Ltd.	36,000	12,470
REXLot Holdings Ltd.	200,000	23,951
Samling Global Ltd.	184,000	15,875
Sino Union Energy Investment Group Ltd.[a,b]	80,000	8,962
Sinolink Worldwide Holdings Ltd.	144,000	23,735
SRE Group Ltd.[a]	120,000	10,816
Success Universe Group Ltd.[a]	320,000	13,392
Tian An China Investments Co. Ltd.	44,400	27,843

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2010

Security	Shares	Value
Truly International Holdings Ltd.	8,000	$9,570
United Energy Group Ltd.[a]	84,000	6,165
Varitronix International Ltd.	24,000	7,726
VTech Holdings Ltd.	8,000	79,270
XinAo Gas Holdings Ltd.	16,000	38,033

		993,414

IRELAND – 1.18%
C&C Group PLC	9,608	38,996
DCC PLC	3,292	89,455
Grafton Group PLC[a]	9,148	34,331
Greencore Group PLC	10,488	19,680
Irish Life & Permanent Group Holdings PLC[a]	7,364	31,741
Kingspan Group PLC[a]	6,288	51,741
Smurfit Kappa Group PLC[a]	4,336	39,777

		305,721

ISRAEL – 0.60%
Delek Drilling LPa	7,560	19,302
Hadera Paper Ltd.[a]	1,084	78,600
Retalix Ltd.[a]	4,264	57,447

		155,349

ITALY – 3.18%
Azimut Holding SpA	6,204	77,221
Banca Piccolo Credito Valtellinese Scrl	8,456	60,648
Banca Popolare dell’Etruria e del Lazio Scrl	6,312	34,523
COFIDE SpA[a]	41,796	40,056
Danieli SpA RNC	2,020	26,336
Geox SpA	4,284	27,882
Gruppo Coin SpA[a]	5,856	37,584
Gruppo Editoriale L’Espresso SpA[a]	20,524	59,123
Hera SpA	28,300	66,084
Impregilo SpA	10,308	33,777
Indesit Co. SpA[a]	3,284	40,876
Interpump Group SpA[a]	7,556	39,279
KME Group SpA	12,880	8,674
Piaggio & C. SpA	13,016	35,767
Pirelli & C. Real Estate SpA[a]	18,012	11,441
Prysmian SpA	3,416	62,580
SAES Getters SpA[a]	832	6,198
Seat Pagine Gialle SpA[a]	1,424	326
Societa Cattolica di Assicurazioni Scrl[a]	1,780	55,371

Security	Shares	Value
Societa Iniziative Autostradali e Servizi SpA	4,536	$42,778
Sorin SpA[a]	24,644	41,995
Tiscali SpA[a]	57,371	13,708

		822,227

JAPAN – 18.72%
Adeka Corp.	10,000	96,079
Aeon Delight Co. Ltd.	400	5,264
Akebono Brake Industry Co. Ltd.[a]	6,800	36,980
Amano Corp.	5,600	47,688
Bank of Okinawa Ltd. (The)	2,000	74,568
Best Denki Co. Ltd.	2,000	5,317
CMK Corp.[a]	1,200	9,186
Daibiru Corp.	3,600	27,003
Daiei Inc. (The)[a,b]	2,000	6,861
Daifuku Co. Ltd.	4,000	25,018
Daihen Corp.	8,000	32,387
Daio Paper Corp.	4,000	32,342
Daiseki Co. Ltd.	1,200	25,177
Daiwabo Holdings Co. Ltd.	4,000	8,163
Denyo Co. Ltd.	1,200	9,650
Doutor Nichires Holdings Co. Ltd.	5,600	70,421
Duskin Co. Ltd.	2,800	49,603
eAccess Ltd.	76	53,654
EDION Corp.	3,200	33,287
Eighteenth Bank Ltd. (The)	16,000	44,829
ESPEC Corp.	3,600	19,975
Foster Electric Co. Ltd.	1,600	48,694
FP Corp.	800	38,387
Fuji Soft Inc.	2,000	31,923
Furukawa Co. Ltd.	20,000	22,282
Furuno Electric Co. Ltd.	3,600	15,845
Futaba Industrial Co. Ltd.[a]	4,000	36,137
Fuyo General Lease Co. Ltd.	1,600	36,181
GEO Corp.	36	37,527
GMO Internet Inc.	2,800	11,335
Goldcrest Co. Ltd.	1,160	32,514
Gourmet Kineya Co. Ltd.	4,000	23,650
Hanwa Co. Ltd.	12,000	44,212
Heiwa Real Estate Co. Ltd.	14,000	42,623
Hitachi Kokusai Electric Inc.	4,000	36,358
Hitachi Zosen Corp.[a]	26,000	37,571

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2010

Security	Shares	Value
Hogy Medical Co. Ltd.	800	$38,917
Honeys Co. Ltd.	1,920	12,136
HORIBA Ltd.	1,600	38,211
Hosiden Corp.	3,600	42,729
Inaba Denki Sangyo Co. Ltd.	3,600	84,664
Iseki & Co. Ltd.[a,b]	4,000	11,560
Japan Airport Terminal Co. Ltd.	3,200	43,559
Japan Digital Laboratory Co. Ltd.	7,600	89,200
Japan Securities Finance Co. Ltd.	6,400	52,666
Japan Transcity Corp.	12,000	33,754
Joshin Denki Co. Ltd.[b]	4,000	33,357
Juki Corp.[a]	8,000	8,207
JVC KENWOOD Holdings Inc.[a]	24,000	10,854
Kadokawa Group Holdings Inc.	2,000	47,763
Kakaku.com Inc.	4	14,693
Kanematsu Corp.[a]	28,000	21,929
Kayaba Industry Co. Ltd.[a]	8,000	26,033
Kenedix Inc.[a]	24	7,405
Kinki Nippon Tourist Co. Ltd.[a]	12,000	9,663
Kisoji Co. Ltd.	6,000	127,737
Kiyo Holdings Inc.	48,000	59,302
Komori Corp.	2,800	31,628
K’s Holdings Corp.	2,000	63,493
Kureha Corp.	24,000	117,015
Kyoei Steel Ltd.	800	14,305
Kyowa Exeo Corp.	4,000	35,166
Makino Milling Machine Co. Ltd.[a]	4,000	18,399
Mars Engineering Corp.	800	19,264
Marusan Securities Co. Ltd.	6,000	33,821
Matsuya Co. Ltd.[a]	800	6,795
Megachips Corp.	1,200	17,102
Meitec Corp.	3,200	54,925
Mikuni Coca-Cola Bottling Co. Ltd.	12,000	94,247
Mitsubishi Paper Mills Ltd.	32,000	37,770
Mitsubishi Steel Manufacturing Co. Ltd.[a]	8,000	13,943
Nachi-Fujikoshi Corp.	12,000	33,754
Net One Systems Co. Ltd.	12	13,541
Nichi-Iko Pharmaceutical Co. Ltd.	1,200	36,534
Nifco Inc.	4,000	87,055
Nihon Dempa Kogyo Co. Ltd.[b]	1,200	24,978
Nihon Kohden Corp.	2,400	38,017

Security	Shares	Value
Nihon Unisys Ltd.	3,600	$27,162
Nippon Carbon Co. Ltd.	8,000	22,679
Nippon Coke & Engineering Co. Ltd.	22,000	24,268
Nippon Denko Co. Ltd.	4,000	24,268
Nippon Yakin Kogyo Co. Ltd.	4,000	15,002
Nissin Kogyo Co. Ltd.	2,400	37,037
NOF Corp.	16,000	65,126
Noritz Corp.	4,400	54,942
Oita Bank Ltd. (The)	12,000	42,623
Okumura Corp.	16,000	58,066
Onoken Co. Ltd.	2,800	20,663
Orient Corp.[a,b]	10,000	9,045
Osaki Electric Co. Ltd.	4,000	38,520
OSG Corp.	4,000	43,682
Parco Co. Ltd.	4,000	31,151
PARK24 Co. Ltd.	3,200	33,604
Pioneer Corp.[a,b]	8,800	34,169
Right On Co. Ltd.	1,600	12,196
Ringer Hut Co. Ltd.	3,200	43,311
Risa Partners Inc.	12	7,135
Rohto Pharmaceutical Co. Ltd.	4,000	48,492
Ryosan Co. Ltd.	5,200	124,472
Sagami Chain Co. Ltd.[a]	4,000	30,401
Saizeriya Co. Ltd.	2,800	52,445
Sanken Electric Co. Ltd.	8,000	22,591
Sankyu Inc.	12,000	57,051
Sanshin Electronics Co. Ltd.	1,600	12,178
Sanyo Special Steel Co. Ltd.	8,000	30,533
Sawai Pharmaceutical Co. Ltd.	400	26,297
Shibaura Mechatronics Corp.[a]	4,000	15,046
Showa Corp.	6,400	35,510
Sinfonia Technology Co. Ltd.	4,000	8,736
Star Micronics Co. Ltd.	2,000	18,973
Sumitomo Warehouse Co. Ltd. (The)	12,000	52,551
Tadano Ltd.	8,000	38,123
Tamura Corp.[a]	8,000	24,797
Telepark Corp.	24	38,070
Toagosei Co. Ltd.	20,000	76,554
TOC Co. Ltd.	8,000	31,592
Toho Bank Ltd. (The)	28,000	89,261
Toho Holdings Co. Ltd.	2,400	31,663
Toho Zinc Co. Ltd.	8,000	36,799

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2010

Security	Shares	Value
Tokai Tokyo Financial Holdings Inc.	16,000	$60,361
Tokyo Dome Corp.	8,000	23,032
Tokyo Ohka Kogyo Co. Ltd.	4,000	69,362
Tokyo Tomin Bank Ltd. (The)	1,600	21,462
Topcon Corp.[b]	6,400	32,828
Toyo Electric Manufacturing Co. Ltd.	4,000	30,092
Toyo Tanso Co. Ltd.	800	41,917
Trans Cosmos Inc.[a]	2,800	25,234
Wacom Co. Ltd.	12	20,226
Yachiyo Bank Ltd. (The)	1,200	26,646
Yamanashi Chuo Bank Ltd. (The)	16,000	68,126
Yodogawa Steel Works Ltd.	16,000	65,656

		4,846,508

NETHERLANDS – 3.20%
Aalberts Industries NV	3,088	45,347
ASM International NVa	2,296	53,263
BinckBank NV	2,380	42,013
Crucell NVa	2,272	44,496
CSM NV CVA	2,790	77,288
Draka Holding NVa	1,116	19,087
Imtech NV	2,524	68,726
KAS Bank NV CVA	2,600	49,980
Koninklijke BAM Groep NVb	2,508	24,848
Koninklijke Wessanen NVa	5,312	27,400
Mediq NV	2,912	52,901
Nutreco Holding NV	956	51,072
Oce NVa	3,256	39,364
Royal Boskalis Westminster NV CVA	1,564	55,358
Smit Internationale NV	480	41,251
TomTom NVa,b	1,748	14,328
USG People NVa	1,634	31,456
Wavin NV	6,244	14,242
Wereldhave NV	836	75,774

		828,194

NEW ZEALAND – 0.72%
Freightways Ltd.	23,972	55,264
Goodman Property Trust	89,408	64,924
New Zealand Oil & Gas Ltd.	18,980	20,339
Nuplex Industries Ltd.	2,480	5,665
Tower Ltd.	28,696	40,057

		186,249

Security	Shares	Value
NORWAY – 2.81%
Acergy SA	3,372	$52,295
Aker ASA Class A	800	21,515
Atea ASA	3,436	29,151
DNO International ASA[a]	27,424	26,803
Fred Olsen Energy ASA	848	33,511
Frontline Ltd.[b]	1,480	45,453
Marine Harvest ASA[a]	65,164	58,933
Norske Skogindustrier ASA[a]	12,476	20,873
Norwegian Energy Co. ASA[a]	2,000	6,108
Norwegian Property ASA[a]	11,080	25,418
ODIM ASA	2,800	15,203
Petroleum Geo-Services ASA[a]	4,220	53,560
Pronova Biopharma ASA[a]	6,000	17,816
Prosafe Production Public Ltd.[a]	8,160	16,546
Prosafe SE	8,604	48,877
Schibsted ASA[a]	1,776	39,386
Subsea 7 Inc.[a]	2,800	47,272
Tandberg ASA	2,780	78,774
TGS-NOPEC Geophysical Co. ASA[a]	2,968	57,511
Tomra Systems ASA	6,816	32,036

		727,041

PORTUGAL – 0.54%
Banif SGPS SA Registered	8,388	14,574
Impresa SGPS SAa,b	6,576	14,350
Mota-Engil SGPS SA	10,420	47,722
Sonae Industria SGPS SAa	7,796	26,917
Sonae SGPS SA	29,544	36,876

		140,439

SINGAPORE – 2.49%
Ascendas Real Estate Investment Trust	55,468	76,657
Banyan Tree Holdings Ltd.[a]	12,000	6,027
CapitaRetail China Trust	36,000	30,775
CDL Hospitality Trusts	32,000	41,033
CH Offshore Ltd.	72,000	33,596
China Fishery Group Ltd.[a]	35,200	43,882
China Hongxing Sports Ltd.	132,000	17,866
China Sky Chemical Fibre Co. Ltd.[a]	80,000	10,828
Creative Technology Ltd.	8,600	35,840
Indofood Agri Resources Ltd.[a]	12,000	17,439
Jardine Strategic Holdings Ltd.	2,000	34,040

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2010

Security	Shares	Value
Jurong Technologies Industrial Corp. Ltd.[c]	60,000	$4
k1 Ventures Ltd.	352,000	40,121
Kim Eng Holdings Ltd.	19,737	27,980
KS Energy Services Ltd.[b]	24,000	21,884
Mandarin Oriental International Ltd.	8,000	11,280
Mapletree Logistics Trust	20,000	11,113
Midas Holdings Ltd.[b]	40,000	28,495
Pine Agritech Ltd.[a]	44,000	4,702
Raffles Education Corp. Ltd.	56,000	15,957
Straits Asia Resources Ltd.	20,000	30,775
Suntec REIT	76,000	70,383
Tat Hong Holdings Ltd.[b]	48,000	33,681

		644,358

SPAIN – 4.18%
Abengoa SA	1,496	45,580
Almirall SA	3,176	42,158
Banco Pastor SAb	6,569	43,827
Bolsas y Mercados Espanoles[b]	2,016	57,766
Caja de Ahorros del Mediterraneo	3,460	27,749
Codere SAa	5,232	50,906
Construcciones y Auxiliar de Ferrocarriles SA	120	68,594
Ebro Puleva SA	4,942	98,641
Ercros SAa	2,368	4,647
FAES FARMA SA	6,297	32,078
Fersa Energias Renovables SA	1,676	4,741
General de Alquiler de Maquinaria SAa	1,432	8,917
Grupo Catalana Occidente SA	1,940	44,762
Grupo Empresarial ENCE SAa	6,872	28,225
Iberia Lineas Aereas de Espana SAa	16,904	51,761
Inmobiliaria Colonial SAa,b	20,788	4,768
La Seda de Barcelona SA Class Ba,c	25,600	5,025
Miquel y Costas & Miquel SA	1,604	32,327
NH Hoteles SAa,b	10,139	50,452
Obrascon Huarte Lain SA	2,270	54,380
Papeles y Cartones de Europa SAa	6,908	36,487
Prosegur Compania de Seguridad SA	1,700	77,433
Sol Melia SA	628	5,194
Tecnicas Reunidas SA	600	32,600
Tubacex SA	7,008	27,664
Tubos Reunidos SA	7,872	25,002

Security	Shares	Value
Viscofan SA	3,080	$80,569
Zeltia SAa	6,896	41,120

		1,083,373
SWEDEN – 4.32%
Avanza Bank Holding AB	2,644	66,267
Axis Communications AB	1,600	22,230
Billerud ABa	4,520	31,400
Castellum AB	6,180	56,611
D. Carnegie & Co. ABc	3,396	–
Elekta AB Class B	912	21,615
Eniro ABa	6,783	33,816
Getinge AB Class B	5,520	119,402
Hakon Invest AB	2,490	40,192
Hexagon AB Class B	4,800	65,710
Hoganas AB Class B	888	19,111
JM ABa	2,400	35,388
Kinnevik Investment AB Class B	5,708	85,915
Kungsleden AB	5,208	34,832
Lindab International AB	2,800	30,226
Lundin Petroleum ABa	6,232	48,132
Meda AB Class A	5,200	51,353
Modern Times Group MTG AB Class B	1,440	67,024
Nibe Industrier AB Class B	1,568	15,592
Niscayah Group AB	12,544	25,801
Peab AB	4,384	25,558
Q-Med ABa	3,356	25,371
Ratos AB Class B	3,768	105,474
SAS ABa	27,300	13,461
TradeDoubler ABa	1,200	8,622
Trelleborg AB Class Ba	10,008	69,865

		1,118,968

SWITZERLAND – 5.61%
Aryzta AG	2,456	98,091
Bank Sarasin & Compagnie AG Class B Registered[a]	1,600	55,251
Banque Cantonale Vaudoise Registered	112	45,582
Basler Kantonalbank Participation Certificates	1,040	119,875
BB BIOTECH AG Registered	1,160	80,334
Bucher Industries AG Registered	360	42,690
Clariant AG Registered[a]	4,668	52,078

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2010

Security	Shares	Value
Dufry AG Registered[a]	156	$10,256
Forbo Holding AG Registered[a]	120	40,414
Galenica Holding AG Registered[b]	140	51,333
Georg Fischer AG Registered[a]	120	32,559
Helvetia Holding AG	204	64,204
Kaba Holding AG Class B Registered	200	50,517
Kudelski SA Bearer	1,884	47,810
Kuoni Reisen Holding AG Class B Registered	128	48,026
Logitech International SA Registered[a,b]	4,496	77,329
Meyer Burger Technology AGa	976	24,953
Mobimo Holding AG Registered[a]	372	63,523
Panalpina Welttransport Holding AG Registered	568	39,956
Partners Group Holding AG	264	33,059
Petroplus Holdings AGa	1,248	21,311
PSP Swiss Property AG Registered[a]	2,108	121,888
Rieter Holding AG Registered[a]	184	49,487
Schmolz + Bickenbach AG Registered	704	20,270
Sulzer AG Registered	840	71,720
Valora Holding AG Registered	208	48,108
Vontobel Holding AG Registered	1,464	42,083

		1,452,707

UNITED KINGDOM – 20.74%
Aberdeen Asset Management PLC	18,076	35,917
Aggreko PLC	7,136	103,427
Amlin PLC	11,948	74,629
Aquarius Platinum Ltd.	9,289	55,505
ARM Holdings PLC	32,512	101,225
Arriva PLC	6,220	48,639
Ashmore Group PLC	5,404	19,380
Ashtead Group PLC	23,180	31,758
AVEVA Group PLC	2,608	45,635
Babcock International Group PLC	6,680	60,103
Balfour Beatty PLC	15,657	67,087
Barratt Developments PLC[a]	23,496	45,067
Bellway PLC	4,028	47,892
Berkeley Group Holdings PLC (The) Units[a]	3,060	39,227
BlueBay Asset Management PLC	2,788	14,743
Bodycote PLC	5,805	16,157
Bovis Homes Group PLC[a]	5,472	34,898

Security	Shares	Value
Britvic PLC	7,584	$51,175
BSS Group PLC (The)	7,312	29,761
BTG PLC[a]	7,388	20,883
Carillion PLC	16,156	77,354
Carpetright PLC	2,428	35,696
Catlin Group Ltd.	7,160	38,974
Cattles PLC[c]	22,848	4
Charter International PLC	3,768	42,054
Chemring Group PLC	1,436	74,255
Chloride Group PLC	12,384	36,354
Close Brothers Group PLC	5,444	60,410
Collins Stewart PLC	13,208	15,556
COLT Telecom Group SAa	5,976	11,865
Cookson Group PLC[a]	6,708	46,124
Croda International PLC	4,276	51,457
CSR PLC[a]	3,752	27,055
Dairy Crest Group PLC	4,884	26,421
Dana Petroleum PLC[a]	2,672	44,700
De La Rue PLC	3,010	46,809
Debenhams PLC[a]	22,636	24,484
Derwent London PLC	3,148	66,081
Dimension Data Holdings PLC	42,816	53,171
DS Smith PLC	14,104	24,634
DSG International PLC[a]	88,697	44,813
Dunelm Group PLC	4,508	25,940
easyJet PLC[a]	7,340	46,035
Enterprise Inns PLC[a]	12,068	22,993
F&C Asset Management PLC	6,868	7,660
Fidessa Group PLC	1,272	25,376
FirstGroup PLC	11,500	68,053
Galiform PLC[a]	22,968	32,627
Galliford Try PLC	4,310	21,859
GAME Group PLC (The)	13,132	19,422
Gem Diamonds Ltd.[a]	4,932	18,572
GKN PLC[a]	32,968	60,858
Go-Ahead Group PLC (The)	1,636	35,417
Greene King PLC	6,636	47,351
Halfords Group PLC	8,928	54,392
Henderson Group PLC	21,884	42,817
Heritage Oil PLC[a]	8,432	67,084
Hikma Pharmaceuticals PLC	4,536	39,795
Hiscox Ltd.	12,648	69,476

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2010

Security	Shares	Value
HMV Group PLC	22,980	$28,114
Hochschild Mining PLC	1,888	8,184
Homeserve PLC	1,992	52,061
Hunting PLC	4,676	40,761
IG Group Holdings PLC	9,488	61,483
IMI PLC	7,016	61,609
Inchcape PLC[a]	119,760	51,353
Informa PLC	9,380	49,601
Intermediate Capital Group PLC	15,504	66,730
International Personal Finance PLC	6,340	22,350
Interserve PLC	5,056	17,159
Intertek Group PLC	3,692	71,584
Investec PLC	12,184	83,229
JD Wetherspoon PLC[a]	7,620	55,654
JKX Oil & Gas PLC	4,692	20,089
John Wood Group PLC	8,708	47,582
Keller Group PLC	2,636	26,400
Kier Group PLC	1,588	24,632
Laird PLC	5,920	11,753
London Stock Exchange Group PLC	4,924	50,616
Marston’s PLC	24,393	34,377
Meggitt PLC	17,204	71,483
Melrose PLC	11,902	31,945
Michael Page International PLC	9,288	57,583
Micro Focus International PLC	3,924	32,194
Misys PLC[a]	13,972	48,158
Mitchells & Butlers PLC[a]	10,032	44,609
Mondi PLC	9,032	51,668
Morgan Crucible Co. PLC (The)	8,416	21,968
N Brown Group PLC	8,228	29,797
National Express Group PLC	13,520	45,040
Northern Foods PLC	22,556	22,481
Northumbrian Water Group PLC	4,348	18,017
Pace PLC	7,232	21,868
Persimmon PLC[a]	7,536	52,276
Petropavlovsk PLC[a]	3,548	50,656
Premier Farnell PLC	14,800	42,688
Premier Foods PLC[a]	50,337	26,005
Premier Oil PLC[a]	3,120	51,995
Punch Taverns PLC[a]	10,740	14,422
QinetiQ Group PLC	14,284	30,648
Rathbone Brothers PLC	3,168	42,134

Security	Shares	Value
Redrow PLC[a]	9,592	$20,135
Regus PLC	18,608	26,627
Rightmove PLC	2,644	22,391
RPS Group PLC	8,360	26,792
Savills PLC	7,276	36,924
SDL PLC[a]	3,284	25,088
Serco Group PLC	12,268	98,291
Shaftesbury PLC	10,366	63,219
Shanks Group PLC	10,592	21,640
SIG PLC[a]	10,419	19,133
SOCO International PLC[a]	1,868	43,103
Southern Cross Healthcare Ltd.[a]	7,764	18,973
Spectris PLC	4,068	49,867
Spirent Communications PLC	24,236	42,875
SSL International PLC	7,092	88,527
Stagecoach Group PLC	18,016	50,809
Taylor Wimpey PLC[a]	57,864	35,902
Travis Perkins PLC[a]	5,361	63,312
Trinity Mirror PLC[a]	8,544	20,755
Tullett Prebon PLC	7,600	37,460
UK Coal PLC[a]	5,332	5,255
UNITE Group PLC[a]	7,528	34,777
Victrex PLC	4,492	58,736
VT Group PLC	6,944	59,752
W.S. Atkins PLC	3,012	28,717
Weir Group PLC (The)	5,556	69,087
Wellstream Holdings PLC	2,328	18,577
WH Smith PLC	6,749	54,073
Xchanging PLC	5,156	15,739
Yell Group PLC[a]	41,296	24,199

		5,370,797

TOTAL COMMON STOCKS (Cost: $31,001,922)		25,790,514

PREFERRED STOCKS – 0.17%

GERMANY – 0.17%
ProSiebenSat.1 Media AG	3,216	43,699

		43,699

TOTAL PREFERRED STOCKS (Cost: $7,643)		43,699

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2010

Security	Shares	Value
WARRANTS – 0.00%

FRANCE – 0.00%
Fonciere des Regions (Expires 12/31/10)[a]	624	$486

		486

TOTAL WARRANTS (Cost: $0)		486

SHORT-TERM INVESTMENTS – 3.60%

MONEY MARKET FUNDS – 3.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	792,762	792,762
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	134,447	134,447
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[d,e]	4,779	4,779

		931,988

TOTAL SHORT-TERM INVESTMENTS (Cost: $931,988)		931,988

TOTAL INVESTMENTS IN SECURITIES – 103.38% (Cost: $31,941,553)		26,766,687

Other Assets, Less Liabilities – (3.38)%		(873,971)

NET ASSETS – 100.00%		$25,892,716

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.96%

AIRLINES – 1.58%
Air China Ltd. Class Ha,b	151,690,000	$126,963,392

		126,963,392

BANKS – 35.72%
Bank of China Ltd. Class H	1,027,355,000	496,089,470
Bank of Communications Co. Ltd. Class Hb	304,759,000	309,629,085
China CITIC Bank Class H	424,732,000	286,038,756
China Construction Bank Corp. Class H	997,017,000	767,736,081
China Merchants Bank Co. Ltd. Class Hb	142,037,399	330,315,279
Industrial and Commercial Bank of China Ltd. Class H	926,688,000	680,168,633

		2,869,977,304

COAL – 7.41%
China Coal Energy Co. Class H	187,544,000	287,381,191
China Shenhua Energy Co. Ltd. Class H	71,708,000	308,405,619

		595,786,810

ELECTRIC – 1.80%
Datang International Power Generation Co. Ltd. Class Hb	151,690,000	65,044,322
Huaneng Power International Inc. Class Hb	140,658,000	79,512,821

		144,557,143

ELECTRICAL COMPONENTS & EQUIPMENT – 2.83%
BYD Co. Ltd. Class Ha,b	31,027,500	227,335,499

		227,335,499

ENGINEERING & CONSTRUCTION – 4.08%
China Communications Construction Co. Ltd. Class Hb	202,713,000	189,246,482
China Railway Group Ltd. Class Ha,b	191,681,000	138,961,876

		328,208,358

INSURANCE – 11.09%
China Life Insurance Co. Ltd. Class H	128,247,000	572,214,238

Security	Shares	Value
Ping An Insurance (Group) Co. of China Ltd. Class Hb	40,680,500	$318,491,662

		890,705,900

MINING – 4.13%
Aluminum Corp. of China Ltd. Class Ha,b	179,270,000	180,980,542
Zijin Mining Group Co. Ltd. Class H	184,786,000	151,095,314

		332,075,856

OIL & GAS – 11.82%
China Petroleum & Chemical Corp. Class H	408,184,000	321,148,126
CNOOC Ltd.	217,882,000	309,740,955
PetroChina Co. Ltd. Class H	281,316,000	318,775,777

		949,664,858

TELECOMMUNICATIONS – 17.75%
China Mobile Ltd.	85,498,000	811,944,205
China Telecom Corp. Ltd. Class H	739,144,000	308,377,211
China Unicom (Hong Kong) Ltd.[b]	270,284,000	305,926,727

		1,426,248,143

TRANSPORTATION – 1.75%
China COSCO Holdings Co. Ltd. Class Hb	117,904,500	140,588,427

		140,588,427

TOTAL COMMON STOCKS (Cost: $8,104,178,451)		8,032,111,690

SHORT-TERM INVESTMENTS – 7.25%

MONEY MARKET FUNDS – 7.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	497,282,505	497,282,505
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	84,335,971	84,335,971

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[c,d]	664,603	$664,603

		582,283,079

TOTAL SHORT-TERM INVESTMENTS
(Cost: $582,283,079)		582,283,079

TOTAL INVESTMENTS IN SECURITIES – 107.21% (Cost: $8,686,461,530)		8,614,394,769

Other Assets, Less Liabilities – (7.21)%		(579,162,436)

NET ASSETS – 100.00%		$8,035,232,333

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.99%

AGRICULTURE – 0.36%
China Agri-Industries Holdings Ltd.	156,000	$214,136

		214,136

AIRLINES – 0.80%
Air China Ltd. Class Ha	416,000	348,189
China Eastern Airlines Corp. Ltd. Class Ha	182,000	61,167
China Southern Airlines Co. Ltd. Class Ha	183,000	60,561

		469,917

AUTO MANUFACTURERS – 1.44%
Denway Motors Ltd.[b]	624,000	357,563
Dongfeng Motor Group Co. Ltd. Class H	312,000	408,988
Great Wall Motor Co. Ltd. Class H	58,500	79,849

		846,400

AUTO PARTS & EQUIPMENT – 0.32%
Weichai Power Co. Ltd. Class H	26,200	189,772

		189,772

BANKS – 30.03%
Bank of China Ltd. Class H	6,695,000	3,232,883
Bank of Communications Co. Ltd. Class H	819,000	832,088
China CITIC Bank Class H	1,092,000	735,415
China Construction Bank Corp. Class H	7,943,000	6,116,373
China Merchants Bank Co. Ltd. Class H	409,950	953,360
China Minsheng Banking Corp. Ltd. Class Ha	390,000	389,201
Industrial and Commercial Bank of China Ltd. Class H	7,332,000	5,381,527

		17,640,847

BEVERAGES – 0.44%
Tsingtao Brewery Co. Ltd. Class H	52,000	259,133

		259,133

BUILDING MATERIALS – 0.93%
Anhui Conch Cement Co. Ltd. Class Hb	52,000	287,925

Security	Shares	Value
China National Building Material Co. Ltd. Class H	156,000	$259,936

		547,861

CHEMICALS – 0.82%
China BlueChemical Ltd. Class H	208,000	135,526
Sinofert Holdings Ltd.	338,000	196,727
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha,b	260,000	91,400
Sinopec Yizheng Chemical Fibre Co. Ltd. Class Ha	234,000	56,949

		480,602

COAL – 5.30%
China Coal Energy Co. Class H	494,000	756,976
China Shenhua Energy Co. Ltd. Class H	416,000	1,789,155
Yanzhou Coal Mining Co. Ltd. Class H	286,000	568,619
		3,114,750

COMMERCIAL SERVICES – 1.14%
Anhui Expressway Co. Class H	104,000	71,914
COSCO Pacific Ltd.[b]	130,000	190,165
Jiangsu Expressway Co. Ltd. Class H	104,000	93,074
Shenzhen Expressway Co. Ltd. Class H	130,000	68,131
Shenzhen International Holdings Ltd.	1,430,000	108,642
Zhejiang Expressway Co. Ltd. Class H	156,000	136,195

		668,121

DIVERSIFIED FINANCIAL SERVICES – 0.42%
China Everbright Ltd.[b]	104,000	246,411

		246,411

ELECTRIC – 1.30%
China Resources Power Holdings Co. Ltd.	157,600	306,031
Datang International Power
Generation Co. Ltd. Class Hb	390,000	167,231
Huadian Power International Corp. Ltd. Class Ha,b	208,000	53,568
Huaneng Power International Inc. Class Hb	416,000	235,161

		761,991

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2010

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 1.26%
BYD Co. Ltd. Class Ha,b	78,000	$571,498
Dongfang Electric Corp. Ltd. Class H	26,000	129,064
Harbin Power Equipment Co. Ltd. Class H	52,000	41,984

		742,546

ENERGY – ALTERNATE SOURCES – 0.36%
China Longyuan Power Group Corp. Ltd. Class Ha	169,000	208,913

		208,913

ENGINEERING & CONSTRUCTION – 2.46%
Beijing Capital International Airport Co. Ltd. Class Ha,b	208,000	118,116
China Communications Construction Co. Ltd. Class Hb	520,000	485,456
China Railway Construction Corp. Ltd. Class H	240,500	304,732
China Railway Group Ltd. Class Ha,b	494,000	358,132
Metallurgical Corp. of China Ltd. Class Ha,b	338,000	176,706

		1,443,142

ENVIRONMENTAL CONTROL – 0.03%
Tianjin Capital Environmental Protection Group Co. Ltd. Class Hb	52,000	17,945

		17,945

FOOD – 0.40%
China Foods Ltd.[b]	156,000	133,383
Lianhua Supermarket Holdings Co. Ltd. Class H	39,000	101,444

		234,827

HOLDING COMPANIES – DIVERSIFIED – 3.43%
Beijing Enterprises Holdings Ltd.[b]	52,000	362,585
China Merchants Holdings (International) Co. Ltd.[b]	156,000	523,288
China Resources Enterprise Ltd.	130,000	428,540
CITIC Pacific Ltd.	130,000	277,212
Guangdong Investment Ltd.	234,000	119,924
Shanghai Industrial Holdings Ltd.[b]	65,000	303,410

		2,014,959

Security	Shares	Value
INSURANCE – 11.46%
China Life Insurance Co. Ltd. Class H	871,000	$3,886,240
China Pacific Insurance (Group) Co. Ltd. Class Ha	106,600	396,701
China Taiping Insurance Holdings Co. Ltd.[a]	91,000	287,674
PICC Property and Casualty Co. Ltd. Class Ha,b	416,000	378,722
Ping An Insurance (Group) Co. of China Ltd. Class H	227,500	1,781,120

		6,730,457

IRON & STEEL – 0.63%
Angang New Steel Co. Ltd. Class H	130,000	226,658
Maanshan Iron & Steel Co. Ltd. Class Ha	234,000	141,619

		368,277

MACHINERY – 0.25%
Shanghai Electric Group Co. Ltd. Class H	338,000	147,980

		147,980

MACHINERY – CONSTRUCTION/MINING – 0.18%
China National Materials Co. Ltd. Class Hb	169,000	102,933

		102,933

METAL FABRICATE & HARDWARE – 0.58%
Jiangxi Copper Co. Ltd. Class H	169,000	341,225

		341,225

MINING – 1.80%
Aluminum Corp. of China Ltd. Class Ha,b	494,000	498,714
China Molybdenum Co. Ltd. Class H	117,000	91,450
Zhaojin Mining Industry Co. Ltd. Class H	58,500	105,160
Zijin Mining Group Co. Ltd. Class H	440,000	359,778

		1,055,102

OIL & GAS – 12.89%
China Petroleum & Chemical Corp. Class H	2,028,000	1,595,576
CNOOC Ltd.	1,924,000	2,735,158

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2010

Security	Shares	Value
CNPC (Hong Kong) Ltd.	260,000	$324,418
PetroChina Co. Ltd. Class H	2,574,000	2,916,751

		7,571,903

OIL & GAS SERVICES – 0.05%
China Oilfield Services Ltd. Class H	26,000	31,069

		31,069

PHARMACEUTICALS – 0.54%
Guangzhou Pharmaceutical Co. Ltd. Class H	26,000	19,787
Sinopharm Group Co. Ltd. Class Ha,b	78,000	294,287

		314,074

REAL ESTATE – 3.36%
Beijing North Star Co. Ltd. Class Hb	78,000	24,608
China Overseas Land & Investment Ltd.	495,040	887,335
China Resources Land Ltd.[b]	208,000	377,115
Guangzhou R&F Properties Co. Ltd. Class H	114,400	162,631
Shenzhen Investment Ltd.	208,000	74,727
Sino-Ocean Land Holdings Ltd.	383,500	313,579
Yuexiu Property Co. Ltd.	546,000	132,881

		1,972,876

SHIPBUILDING – 0.07%
Guangzhou Shipyard International Co. Ltd. Class Hb	26,000	41,247

		41,247

SOFTWARE – 0.09%
Travelsky Technology Ltd. Class H	65,000	53,735

		53,735

TELECOMMUNICATIONS – 14.98%
China Communications Services Corp. Ltd. Class H	182,000	92,806
China Mobile Ltd.	708,500	6,728,373
China Telecom Corp. Ltd. Class H	1,898,000	791,862
China Unicom (Hong Kong) Ltd.	832,128	941,862
ZTE Corp. Class H	41,640	244,503

		8,799,406

TEXTILES – 0.06%
Weiqiao Textile Co. Ltd. Class H	52,000	34,886

		34,886

Security	Shares	Value
TRANSPORTATION – 1.81%
China COSCO Holdings Co. Ltd. Class H	305,500	$364,276
China Shipping Container Lines Co. Ltd. Class Ha,b	442,000	167,901
China Shipping Development Co. Ltd. Class H	156,000	247,080
China South Locomotive and Rolling Stock Corp. Ltd. Class H	234,000	155,178
Guangshen Railway Co. Ltd. Class Hb	156,000	64,080
Sinotrans Ltd. Class H	247,000	65,838

		1,064,353

TOTAL COMMON STOCKS (Cost: $52,813,680)		58,731,796

SHORT-TERM INVESTMENTS – 6.68%

MONEY MARKET FUNDS – 6.68%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	3,341,819	3,341,819
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	566,751	566,751
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[c,d]	15,924	15,924

		3,924,494

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,924,494)		3,924,494

TOTAL INVESTMENTS IN SECURITIES – 106.67% (Cost: $56,738,174)		62,656,290

Other Assets, Less Liabilities – (6.67)%		(3,919,265)

NET ASSETS – 100.00%		$58,737,025

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 98.34%

AUSTRALIA – 3.23%
AMP Ltd.	146,835	$817,019
ASX Ltd.	26,130	791,530
Australia and New Zealand Banking Group Ltd.	75,855	1,465,117
BHP Billiton Ltd.	102,387	3,585,663
BlueScope Steel Ltd.	260,520	606,696
Brambles Ltd.	112,905	657,329
Commonwealth Bank of Australia	37,245	1,762,191
CSL Ltd.	34,710	961,965
Fortescue Metals Group Ltd.[a]	77,805	313,281
Foster’s Group Ltd.	222,885	1,057,915
Macquarie Group Ltd.	19,305	860,708
National Australia Bank Ltd.	50,505	1,183,785
Newcrest Mining Ltd.	29,388	823,612
Orica Ltd.	41,161	883,551
QBE Insurance Group Ltd.	40,755	830,279
Rio Tinto Ltd.	21,317	1,288,438
Santos Ltd.	100,666	1,179,306
Suncorp-Metway Ltd.	89,525	708,211
Telstra Corp. Ltd.	238,290	707,426
Wesfarmers Ltd.	49,335	1,206,352
Westfield Group	63,180	709,831
Westpac Banking Corp.	50,505	1,071,108
Woodside Petroleum Ltd.	25,562	961,771
Woolworths Ltd.	43,875	1,008,496

		25,441,580

AUSTRIA – 0.22%
Erste Group Bank AG	14,040	538,221
OMV AG	8,608	342,190
Telekom Austria AG	13,704	190,098
voestalpine AG	18,525	656,080

		1,726,589

BELGIUM – 0.31%
Anheuser-Busch InBev NV	33,969	1,706,830
Groupe Bruxelles Lambert SA	8,190	753,714

		2,460,544

BRAZIL – 0.71%
Companhia Siderurgica Nacional SA SP ADR	18,574	540,875
Itau Unibanco Holding SA SP ADR	133,435	2,556,615

Security	Shares	Value
Petroleo Brasileiro SA SP ADR	39,000	$1,582,230
Vale SA SP ADR	34,324	885,216

		5,564,936

CANADA – 3.93%
Bank of Montreal	21,450	1,046,832
Bank of Nova Scotia	29,250	1,230,669
Barrick Gold Corp.	32,955	1,148,090
Brookfield Asset Management Inc. Class A	31,785	642,860
Cameco Corp.	27,690	751,048
Canadian Imperial Bank of Commerce	15,990	958,950
Canadian National Railway Co.	23,205	1,161,230
Canadian Natural Resources Ltd.	19,890	1,274,043
Canadian Pacific Railway Ltd.	14,040	665,170
Cenovus Energy Inc.	19,902	461,547
Enbridge Inc.	24,765	1,078,689
EnCana Corp.	19,894	610,543
Goldcorp Inc.	28,665	974,960
Husky Energy Inc.	24,765	618,253
IAMGOLD Corp.	40,560	536,359
Imperial Oil Ltd.	18,135	654,256
Kinross Gold Corp.	39,585	643,094
Manulife Financial Corp.	37,635	690,181
Nexen Inc.	34,905	766,894
Penn West Energy Trust	40,560	670,353
Potash Corp. of Saskatchewan Inc.	9,750	969,235
Power Corp. of Canada	29,445	775,436
Research In Motion Ltd.[a]	18,135	1,148,351
Rogers Communications Inc. Class B	23,424	733,388
Royal Bank of Canada	35,295	1,731,790
Shaw Communications Inc. Class B	47,970	895,920
SNC-Lavalin Group Inc.	22,620	1,039,607
Sun Life Financial Inc.	20,865	611,557
Suncor Energy Inc.	59,742	1,892,905
Talisman Energy Inc.	68,055	1,129,885
Teck Resources Ltd. Class Ba	27,690	909,833
Thomson Reuters Corp.	11,193	375,131
Toronto-Dominion Bank (The)	23,400	1,383,576
TransCanada Corp.	25,155	806,707

		30,987,342

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2010

Security	Shares	Value
CHILE – 0.20%
LAN Airlines SA SP ADR	95,803	$1,577,875

		1,577,875

CHINA – 2.11%
Bank of China Ltd. Class H	2,340,000	1,129,940
China Communications Construction Co. Ltd. Class Hb	390,000	364,092
China Construction Bank Corp. Class H	1,142,000	879,378
China COSCO Holdings Co. Ltd. Class H	390,000	465,033
China Life Insurance Co. Ltd. Class H	390,000	1,740,108
China Mengniu Dairy Co. Ltd.[a]	195,000	602,635
China Mobile Ltd.	195,000	1,851,846
China Petroleum & Chemical Corp. Class H	1,170,000	920,524
China Shenhua Energy Co. Ltd. Class H	195,000	838,666
China Shipping Container Lines Co. Ltd. Class Ha,b	1,755,000	666,664
China Travel International Investment Hong Kong Ltd.[b]	1,950,000	484,619
CNOOC Ltd.	975,000	1,386,060
Fosun International Ltd.	487,500	345,259
Industrial and Commercial Bank of China Ltd. Class H	2,340,000	1,717,509
PetroChina Co. Ltd. Class H	780,000	883,864
Ping An Insurance (Group) Co. of China Ltd. Class H	129,500	1,013,868
Shimao Property Holdings Ltd.	390,000	602,635
Tencent Holdings Ltd.	39,000	729,188

		16,621,888

CZECH REPUBLIC – 0.21%
CEZ AS	13,284	649,498
Komercni Banka AS	5,076	1,029,147

		1,678,645

DENMARK – 0.29%
Danske Bank A/Sa	28,470	688,240
Novo Nordisk A/S Class B	15,015	1,024,460
Vestas Wind Systems A/Sa	10,335	551,578

		2,264,278

Security	Shares	Value
EGYPT – 0.11%
Orascom Construction Industries Co. SP GDR	9,856	$464,218
Orascom Telecom Holding SAE SP GDR[b,c]	15,798	402,849

		867,067

FINLAND – 0.47%
Fortum OYJ	23,595	603,772
Metso OYJ	21,645	735,590
Nokia OYJ	55,770	786,028
Sampo OYJ Class A	37,635	917,531
UPM-Kymmene OYJ	59,670	661,433

		3,704,354

FRANCE – 4.39%
Accor SA	13,260	674,565
Alcatel-Lucent[a]	170,625	583,414
ALSTOM	8,580	579,593
ArcelorMittal	27,300	1,080,881
AXA	40,025	834,491
BNP Paribas	27,056	1,961,178
Bouygues SA	13,650	678,658
Cap Gemini SA	17,745	795,805
Carrefour SA	17,160	842,914
Compagnie de Saint-Gobain	16,781	812,868
Compagnie Generale de Geophysique-Veritas[a]	27,690	691,239
Compagnie Generale des Etablissements Michelin Class B	10,530	824,163
Credit Agricole SA	49,730	790,758
Danone SA	18,179	1,047,228
Essilor International SA	17,160	1,004,269
France Telecom SA	53,040	1,225,644
GDF Suez	27,895	1,063,146
Lafarge SA	7,086	530,773
L’Air Liquide SA	7,613	814,684
L’Oreal SA	7,800	828,841
LVMH Moet Hennessy Louis Vuitton SA	9,165	1,007,264
Pernod Ricard SA	10,773	873,130
PPR SA	7,020	863,046
PSA Peugeot Citroen SAa	13,065	429,205
Renault SAa	12,090	575,722

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2010

Security	Shares	Value
Sanofi-Aventis	29,250	$2,179,164
Schneider Electric SA	8,580	894,791
SES SA FDR	41,535	917,355
Societe Generale	15,235	893,728
Suez Environnement SA	10,937	249,615
Technip SA	13,260	916,192
Total SA	58,305	3,407,775
Unibail-Rodamco SEb	3,900	852,151
Vallourec SA	4,485	779,241
Veolia Environnement	12,285	407,081
Vinci SA	14,430	778,411
Vivendi SA	34,905	914,530

		34,603,513

GERMANY – 3.11%
Adidas AG	16,770	860,352
Allianz SE Registered	13,845	1,547,591
BASF SE	21,450	1,229,100
Bayer AG	22,815	1,568,937
Bayerische Motoren Werke AG	18,525	797,183
Commerzbank AGa,b	63,765	499,608
Daimler AG Registered	31,200	1,449,523
Deutsche Bank AG Registered	16,965	1,046,385
Deutsche Boerse AG	7,215	476,855
Deutsche Post AG Registered	34,125	599,541
Deutsche Telekom AG Registered	74,880	973,872
E.ON AG	48,555	1,799,257
Fresenius Medical Care AG & Co. KGaA	19,110	973,097
HeidelbergCement AG	5,655	344,040
K+S AG	13,455	763,407
Linde AG	7,800	860,824
MAN SE	7,410	500,145
Merck KGaA	7,800	699,392
METRO AG	11,505	633,578
Muenchener Rueckversicherungs- Gesellschaft AG Registered	6,630	999,868
RWE AG	13,260	1,183,991
SAP AG	29,640	1,362,834
Siemens AG Registered	27,105	2,449,979
SolarWorld AGb	13,845	235,641
ThyssenKrupp AG	20,475	654,278

		24,509,278

Security	Shares	Value
GREECE – 0.13%
National Bank of Greece SA SP ADR	225,890	$1,007,469

		1,007,469

HONG KONG – 1.08%
Esprit Holdings Ltd.	79,916	567,014
Hang Lung Properties Ltd.	390,000	1,330,817
Hang Seng Bank Ltd.	58,500	821,843
Henderson Land Development Co. Ltd.	195,000	1,234,145
Hong Kong and China Gas Co. Ltd. (The)	390,400	853,603
New World Development Co. Ltd.	390,000	642,810
Swire Pacific Ltd. Class A	195,000	2,130,564
Wharf (Holdings) Ltd. (The)	195,000	969,237

		8,550,033

HUNGARY – 0.23%
OTP Bank Nyrt[a,b]	27,337	819,845
Richter Gedeon Nyrt	4,718	1,003,139

		1,822,984

INDIA – 0.90%
HDFC Bank Ltd. SP ADR[b]	15,623	1,848,201
ICICI Bank Ltd. SP ADR	32,569	1,149,034
Infosys Technologies Ltd. SP ADR	30,837	1,600,749
Reliance Industries Ltd. SP GDR[d]	30,036	1,366,638
Wipro Ltd. SP ADR	56,190	1,106,381

		7,071,003

INDONESIA – 0.34%
PT Astra International Tbk	292,500	1,124,639
PT Bank Central Asia Tbk	2,925,000	1,564,171

		2,688,810

IRELAND – 0.05%
Elan Corp. PLC[a]	52,650	400,885

		400,885

ISRAEL – 0.43%
Israel Chemicals Ltd.	65,206	865,698
Teva Pharmaceutical Industries Ltd.	44,294	2,528,433

		3,394,131

ITALY – 1.42%
Assicurazioni Generali SpA	24,418	586,140
Atlantia SpA	23,508	592,397
Banco Popolare SpA[a]	65,325	419,943

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2010

Security	Shares	Value
Enel SpA	168,569	$914,365
Eni SpA	56,396	1,327,102
Finmeccanica SpA	57,756	806,793
Intesa Sanpaolo SpA[a]	113,793	439,308
Mediobanca SpA[a]	86,196	951,876
Saipem SpA	25,203	824,628
Snam Rete Gas SpA	399,750	1,889,151
Telecom Italia SpA	392,730	592,274
UniCredit SpA[a]	363,613	1,020,916
Unione di Banche Italiane ScpA	58,752	814,174

		11,179,067

JAPAN – 9.08%
Acom Co. Ltd.[b]	39,000	669,395
AEON Co. Ltd.	78,000	776,085
AEON Credit Service Co. Ltd.	58,500	602,714
Aisin Seiki Co. Ltd.	39,000	1,030,765
Asahi Breweries Ltd.	39,000	755,005
Astellas Pharma Inc.	39,000	1,436,876
Bank of Yokohama Ltd. (The)	195,000	920,633
Bridgestone Corp.	58,500	933,754
Canon Inc.	39,000	1,520,766
Chubu Electric Power Co. Inc.	39,000	986,454
Daiichi Sankyo Co. Ltd.	39,000	809,641
Daikin Industries Ltd.	39,000	1,443,329
Denso Corp.	39,000	1,146,490
Eisai Co. Ltd.	39,000	1,447,631
FUJIFILM Holdings Corp.	39,000	1,244,576
Fujitsu Ltd.	195,000	1,195,963
Hitachi Ltd.[a]	197,000	675,826
Honda Motor Co. Ltd.	39,000	1,322,872
Hoya Corp.	39,000	1,041,090
Japan Prime Realty Investment Corp.[b]	390	746,401
JFE Holdings Inc.	39,000	1,359,440
Kansai Electric Power Co. Inc. (The)	58,500	1,328,680
Kobe Steel Ltd.[a]	390,000	696,928
Komatsu Ltd.	58,500	1,174,453
Kyocera Corp.	19,500	1,763,830
Marubeni Corp.	195,000	1,133,583
Mitsubishi Chemical Holdings Corp.	195,000	810,932
Mitsubishi Corp.	39,000	940,853
Mitsubishi Heavy Industries Ltd.	390,000	1,359,440

Security	Shares	Value
Mitsubishi Motors Corp.[a]	390,000	$537,753
Mitsubishi UFJ Financial Group Inc.	409,500	2,114,015
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,500	671,116
Mizuho Financial Group Inc.	526,500	1,016,353
Murata Manufacturing Co. Ltd.	19,500	1,067,978
NEC Corp.[a]	374,000	965,374
Nippon Oil Corp.	195,000	909,878
Nippon Steel Corp.	195,000	707,683
Nippon Telegraph and Telephone Corp.	20,600	865,766
Nissan Motor Co. Ltd.[a]	117,000	949,887
Nitto Denko Corp.	39,000	1,494,954
Nomura Holdings Inc.	136,500	1,029,905
NTT DoCoMo Inc.	585	873,096
ORIX Corp.	7,800	585,075
SBI Holdings Inc.	3,510	669,051
Secom Co. Ltd.	19,500	870,084
Seven & I Holdings Co. Ltd.	39,000	850,510
Shin-Etsu Chemical Co. Ltd.	19,500	1,017,429
SoftBank Corp.	39,000	989,896
Sony Corp.	39,000	1,294,909
Sumitomo Chemical Co. Ltd.	195,000	875,462
Sumitomo Corp.	78,000	876,752
Sumitomo Electric Industries Ltd.	78,000	1,023,021
Sumitomo Metal Industries Ltd.	390,000	1,071,204
Sumitomo Mitsui Financial Group Inc.	39,000	1,262,644
Sumitomo Trust and Banking Co. Ltd. (The)	195,000	1,081,959
Suzuki Motor Corp.	39,000	882,345
T&D Holdings Inc.	29,250	604,327
Takeda Pharmaceutical Co. Ltd.	19,500	853,952
TDK Corp.	19,500	1,260,493
Terumo Corp.	19,500	1,088,412
Tokio Marine Holdings Inc.	39,000	1,049,694
Tokyo Electric Power Co. Inc. (The)	39,000	1,047,543
Tokyo Electron Ltd.	19,500	1,187,359
Toray Industries Inc.	195,000	1,066,902
Toshiba Corp.[a]	195,000	1,069,053
Toyota Motor Corp.	97,500	3,753,516
Yamada Denki Co. Ltd.	11,700	749,843

		71,559,598

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)
iSHARES® MSCI ACWI INDEX FUND

January 31, 2010

Security	Shares	Value
MEXICO – 0.67%
America Movil SAB de CV Series L	351,000	$774,187
Cemex SAB de CV CPO[a]	397,191	374,365
Fomento Economico Mexicano SABde CV BD Units	273,000	1,164,737
Grupo Televisa SA CPO	214,500	848,531
Telefonos de Mexico SAB de CV Series L	604,500	493,357
Telmex Internacional SAB de CV Series L	604,500	537,615
Wal-Mart de Mexico SAB de CV Series V	234,000	1,045,775

		5,238,567

NETHERLANDS – 1.41%
AEGON NVa	72,540	442,227
Akzo Nobel NV	13,260	796,669
Heineken NV	17,160	850,904
ING Groep NV CVA[a]	112,055	1,069,074
Koninklijke Ahold NV	79,560	1,006,208
Koninklijke DSM NV	23,985	1,127,323
Koninklijke KPN NV	57,135	952,183
Koninklijke Philips Electronics NV	41,340	1,258,386
Reed Elsevier NV	59,085	716,953
TNT NV	28,110	813,273
Unilever NV CVA	43,680	1,348,132
Wolters Kluwer NV	35,880	755,053

		11,136,385

NORWAY – 0.37%
DnB NOR ASA[a]	80,638	925,615
Orkla ASA	99,504	908,335
Statoil ASA	21,062	478,881
Telenor ASA[a]	45,166	593,932

		2,906,763

PERU – 0.11%
Compania de Minas Buenaventura SA SP ADR	28,470	896,236

		896,236

PORTUGAL – 0.17%
BRISA - Auto-estradas de Portugal SA	69,810	666,613
Energias de Portugal SA	176,475	704,232

		1,370,845

Security	Shares	Value
RUSSIA – 0.88%
Mobile TeleSystems SP ADR	21,450	$1,024,881
OAO Gazprom SP ADR	97,505	2,399,598
OAO NovaTek SP GDR[c]	10,335	738,953
OAO Tatneft SP ADR	23,189	723,497
Surgutneftegaz SP ADR	76,856	651,739
Uralkali SP GDR[a,c]	14,625	314,584
Vimpel-Communications SP ADR	31,590	573,043
Wimm-Bill-Dann Foods OJSC SP ADR[a]	25,740	534,877

		6,961,172

SINGAPORE – 0.53%
CapitaLand Ltd.	390,000	1,072,413
Keppel Corp. Ltd.[b]	195,000	1,162,707
Singapore Exchange Ltd.	195,000	1,109,920
Singapore Telecommunications Ltd.	390,000	836,260

		4,181,300

SOUTH AFRICA – 1.02%
FirstRand Ltd.	461,370	1,140,431
Gold Fields Ltd.	58,110	685,844
Impala Platinum Holdings Ltd.	25,545	668,673
MTN Group Ltd.	52,956	768,195
Naspers Ltd. Class N	42,120	1,507,276
Sanlam Ltd.	420,225	1,274,320
Sasol Ltd.	19,695	749,167
Standard Bank Group Ltd.	84,630	1,220,938

		8,014,844

SOUTH KOREA – 1.76%
KB Financial Group Inc. SP ADR[a]	41,478	1,772,770
Korea Electric Power Corp. SP ADR[a]	106,542	1,731,308
KT Corp. SP ADR[a]	74,931	1,583,292
LG Display Co. Ltd. SP ADR[a,b]	65,001	1,054,316
POSCO SP ADR	15,795	1,784,045
Samsung Electronics Co. Ltd. SP GDR[c]	9,750	3,363,750
Shinhan Financial Group Co. Ltd. SP ADR	23,470	1,626,002
SK Telecom Co. Ltd. SP ADR	54,600	946,218

		13,861,701

SPAIN – 1.80%
Acciona SA	4,095	498,435
Actividades de Construcciones y Servicios SA	23,400	1,112,024

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2010

Security	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	124,809	$1,925,609
Banco de Sabadell SAb	122,850	658,945
Banco Popular Espanol SA	103,993	797,889
Banco Santander SA	209,683	3,001,924
Gamesa Corporacion Tecnologica SA	30,030	440,985
Iberdrola SA	124,605	1,070,343
Industria de Diseno Textil SA	19,695	1,249,261
Repsol YPF SA	42,705	1,017,690
Telefonica SA	99,645	2,405,080

		14,178,185

SWEDEN – 0.99%
Atlas Copco AB Class A	63,570	876,302
Hennes & Mauritz AB Class B	18,135	1,080,729
Nordea Bank AB	108,434	1,012,498
Sandvik AB	62,400	690,179
Scania AB Class B	45,240	564,160
Svenska Handelsbanken AB Class A	34,710	919,120
Telefonaktiebolaget LM Ericsson Class B	114,275	1,133,971
TeliaSonera AB	133,380	906,411
Volvo AB Class B	72,150	618,662

		7,802,032

SWITZERLAND – 2.90%
ABB Ltd. Registered[a]	73,710	1,360,079
Adecco SA Registered	19,110	1,041,523
Compagnie Financiere Richemont SA Class A Bearer Units	18,932	650,164
Credit Suisse Group AG Registered	36,855	1,627,550
GAM Holding Ltd.	11,328	131,754
Holcim Ltd. Registered[a]	16,814	1,169,212
Julius Baer Group Ltd.	11,328	378,925
Lindt & Spruengli AG Participation Certificates	390	850,963
Nestle SA Registered	96,720	4,633,678
Novartis AG Registered	55,965	3,018,319
Roche Holding AG Genusschein	22,620	3,830,443
Swiss Reinsurance Co. Registered	13,650	602,278
Syngenta AG Registered	3,510	912,380
UBS AG Registered[a]	113,685	1,513,140

Security	Shares	Value
Zurich Financial Services AG Registered	5,265	$1,136,812

		22,857,220

TAIWAN – 1.28%
AU Optronics Corp. SP ADR	106,096	1,160,690
Chunghwa Telecom Co. Ltd. SP ADR	146,095	2,772,883
Siliconware Precision Industries Co. Ltd. SP ADR	203,358	1,372,667
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	298,458	3,032,333
United Microelectronics Corp. SP ADR[a,b]	489,870	1,719,444

		10,058,017

THAILAND – 0.28%
Bangkok Bank PCL NVDR	332,980	1,133,506
Kasikornbank PCL NVDR	412,823	1,025,995

		2,159,501

TURKEY – 0.13%
Asya Katilim Bankasi ASa	385,905	1,025,799

		1,025,799

UNITED KINGDOM – 9.09%
Anglo American PLC[a]	34,093	1,268,523
AstraZeneca PLC	47,775	2,229,272
Aviva PLC	91,065	566,909
BAE Systems PLC	131,040	741,224
Barclays PLC	379,275	1,644,268
BG Group PLC	100,230	1,862,256
BHP Billiton PLC	67,093	2,006,133
BP PLC	595,140	5,596,986
British American Tobacco PLC	48,757	1,617,645
British Land Co. PLC	93,407	655,728
British Sky Broadcasting Group PLC	89,895	768,495
BT Group PLC	249,600	550,344
Cadbury PLC	53,804	713,434
Carnival PLC[a]	23,595	860,146
Centrica PLC	233,220	1,008,648
Compass Group PLC	161,850	1,110,789
Diageo PLC	66,690	1,127,416
Experian PLC	115,830	1,110,852
GlaxoSmithKline PLC	151,905	2,961,114
HSBC Holdings PLC	527,304	5,722,859

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2010

Security	Shares	Value
Imperial Tobacco Group PLC	29,640	$962,252
International Power PLC	125,580	647,556
J Sainsbury PLC	138,060	716,555
Johnson Matthey PLC	24,960	585,940
Land Securities Group PLC	54,434	558,676
Legal & General Group PLC	416,325	506,344
Lloyds Banking Group PLC[a]	1,182,090	969,821
Lonmin PLC[a]	17,238	499,133
Man Group PLC	91,455	347,318
Marks & Spencer Group PLC	130,455	729,135
National Grid PLC	88,335	893,168
Old Mutual PLC[a]	422,175	704,230
Pearson PLC	78,195	1,117,047
Prudential PLC	84,825	785,638
Reckitt Benckiser Group PLC	17,940	936,004
Reed Elsevier PLC	89,115	713,989
Rio Tinto PLC	49,786	2,472,292
Rolls-Royce Group PLC[a]	116,025	892,037
Royal Dutch Shell PLC Class A	107,055	2,989,171
Royal Dutch Shell PLC Class B	77,025	2,064,898
SABMiller PLC	45,240	1,240,348
Scottish & Southern Energy PLC	40,170	753,110
Shire PLC	51,480	1,020,421
Smith & Nephew PLC	75,270	763,478
Standard Chartered PLC	60,840	1,415,555
Standard Life PLC	230,490	723,162
Tesco PLC	238,095	1,623,573
3i Group PLC	105,143	446,981
Tomkins PLC	387,465	1,173,452
Unilever PLC	43,680	1,336,863
Vodafone Group PLC	1,682,850	3,628,274
Wm Morrison Supermarkets PLC	174,135	806,687
Wolseley PLC[a]	24,427	543,680
WPP PLC	86,580	806,748
Xstrata PLC[a]	68,598	1,133,840

		71,630,417

UNITED STATES – 42.00%
Abbott Laboratories	45,045	2,384,682
Accenture PLC Class Ab	28,860	1,182,971
ACE Ltd.[a]	16,965	835,866
Adobe Systems Inc.[a]	28,860	932,178
AES Corp. (The)[a]	52,260	660,044

Security	Shares	Value
Aetna Inc.	19,305	$578,571
Aflac Inc.	15,795	764,952
Air Products and Chemicals Inc.	10,530	799,859
Alcoa Inc.	32,370	412,070
Allergan Inc.	15,210	874,575
Allstate Corp. (The)	21,450	641,998
Altria Group Inc.	69,810	1,386,427
Amazon.com Inc.[a]	13,260	1,662,937
American Electric Power Co. Inc.	23,205	804,053
American Express Co.	28,080	1,057,493
American Tower Corp. Class Aa	25,350	1,076,107
Ameriprise Financial Inc.	18,525	708,396
Amgen Inc.[a]	37,245	2,178,088
Anadarko Petroleum Corp.	16,965	1,082,028
Apache Corp.	11,505	1,136,349
Apollo Group Inc. Class Aa	8,580	519,862
Apple Inc.[a]	30,030	5,769,364
Applied Materials Inc.	55,380	674,528
Archer-Daniels-Midland Co.	22,425	672,077
AT&T Inc.	182,520	4,628,707
Automatic Data Processing Inc.	24,765	1,010,164
Avon Products Inc.	25,155	758,172
Baker Hughes Inc.	14,430	653,390
Bank of America Corp.	280,296	4,254,893
Bank of New York Mellon Corp. (The)	33,930	987,024
Baxter International Inc.	21,840	1,257,766
BB&T Corp.	30,030	836,936
Becton, Dickinson and Co.	10,725	808,343
Bed Bath & Beyond Inc.[a]	34,125	1,320,637
Best Buy Co. Inc.	19,120	700,748
Biogen Idec Inc.[a]	15,405	827,865
Boeing Co. (The)	23,595	1,429,857
Boston Properties Inc.	6,344	411,535
Boston Scientific Corp.[a]	76,440	659,677
Bristol-Myers Squibb Co.	60,227	1,467,130
Burlington Northern Santa Fe Corp.	12,870	1,283,525
C.H. Robinson Worldwide Inc.	17,940	1,015,942
C.R. Bard Inc.	9,750	808,177
CA Inc.	42,315	932,623
Capital One Financial Corp.	20,475	754,708
Cardinal Health Inc.	16,185	535,238
CareFusion Corp.[a]	8,067	207,725

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2010

Security	Shares	Value
Carnival Corp.[a]	23,985	$799,420
Caterpillar Inc.	17,355	906,625
CBS Corp. Class B NVS	44,460	574,868
Celgene Corp.[a]	17,550	996,489
Charles Schwab Corp. (The)	49,335	902,337
Chesapeake Energy Corp.	23,205	575,020
Chevron Corp.	65,130	4,697,176
Chubb Corp.	18,720	936,000
CIGNA Corp.	20,280	684,856
Cisco Systems Inc.[a]	187,980	4,223,911
Citigroup Inc.[a]	704,025	2,337,363
CME Group Inc.	1,950	559,299
Coach Inc.	25,740	897,811
Coca-Cola Co. (The)	60,255	3,268,834
Cognizant Technology Solutions Corp. Class Aa	26,325	1,149,349
Colgate-Palmolive Co.	17,550	1,404,526
Comcast Corp. Class A	33,345	527,851
ConAgra Foods Inc.	46,215	1,050,929
ConocoPhillips	49,335	2,368,080
CONSOL Energy Inc.	13,134	612,176
Constellation Energy Group Inc.	11,895	383,971
Cooper Industries PLC[b]	17,168	736,507
Corning Inc.	55,965	1,011,847
Costco Wholesale Corp.	15,210	873,510
Coventry Health Care Inc.[a]	17,940	410,467
Covidien PLC	22,815	1,153,526
CSX Corp.	20,085	860,843
CVS Caremark Corp.	44,850	1,451,794
Danaher Corp.	12,870	918,274
Deere & Co.	12,090	603,895
Dell Inc.[a]	80,169	1,034,180
Devon Energy Corp.	14,235	952,464
DIRECTV Class Aa	39,585	1,201,405
Dominion Resources Inc.	23,400	876,564
Dover Corp.	23,595	1,011,754
Dow Chemical Co. (The)	31,395	850,491
Dr Pepper Snapple Group Inc.	12,870	355,984
Duke Energy Corp.	55,965	925,101
E.I. du Pont de Nemours and Co.	27,105	883,894
Eaton Corp.	12,285	752,333
eBay Inc.[a]	36,855	848,402

Security	Shares	Value
Edison International	18,720	$623,750
El Paso Corp.	61,425	623,464
Electronic Arts Inc.[a]	20,085	326,984
Eli Lilly and Co.	31,395	1,105,104
EMC Corp.[a]	77,610	1,293,759
Emerson Electric Co.	18,525	769,528
Entergy Corp.	8,970	684,501
EOG Resources Inc.	9,945	899,227
Equity Residential	23,488	752,790
Exelon Corp.	16,965	773,943
Expeditors International Washington Inc.	23,205	791,290
Express Scripts Inc.[a]	14,040	1,177,394
Exxon Mobil Corp.	156,585	10,088,772
FedEx Corp.	11,115	870,860
Fifth Third Bancorp	79,170	984,875
FirstEnergy Corp.	13,650	595,413
Fluor Corp.	15,990	724,987
Ford Motor Co.[a]	99,060	1,073,810
FPL Group Inc.	15,015	732,131
Franklin Resources Inc.	9,750	965,542
Freeport-McMoRan Copper & Gold Inc.	14,235	949,332
Gap Inc. (The)	46,020	878,062
General Dynamics Corp.	11,505	769,109
General Electric Co.	313,755	5,045,180
General Mills Inc.	17,940	1,279,301
Genzyme Corp.[a]	13,260	719,488
Gilead Sciences Inc.[a]	30,030	1,449,548
Goldman Sachs Group Inc. (The)	15,054	2,238,831
Google Inc. Class Aa	7,800	4,129,476
H.J. Heinz Co.	24,180	1,054,973
Halliburton Co.	31,785	928,440
Hess Corp.	10,725	619,798
Hewlett-Packard Co.	87,360	4,112,035
Home Depot Inc. (The)	56,160	1,573,042
Honeywell International Inc.	20,475	791,154
Humana Inc.[a]	13,044	634,199
Illinois Tool Works Inc.	20,085	875,505
Ingersoll-Rand PLC	30,042	975,163
Intel Corp.	197,340	3,828,396

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2010

Security	Shares	Value
International Business Machines Corp.	39,585	$4,844,808
International Game Technology	24,375	447,037
International Paper Co.	27,495	629,910
Intuit Inc.[a]	32,955	975,798
ITT Corp.	16,965	819,579
J.C. Penney Co. Inc.	21,255	527,762
Jacobs Engineering Group Inc.[a]	12,675	478,988
Johnson & Johnson	69,615	4,375,999
Johnson Controls Inc.	29,055	808,601
JPMorgan Chase & Co.	113,490	4,419,301
Juniper Networks Inc.[a]	33,735	837,640
Kellogg Co.	18,720	1,018,742
Kimberly-Clark Corp.	15,795	938,065
Kohl’s Corp.[a]	21,255	1,070,614
Kraft Foods Inc. Class A	46,418	1,283,922
Kroger Co. (The)	37,050	793,981
L-3 Communications Holdings Inc.	8,970	747,560
Laboratory Corp. of America Holdings[a]	12,090	859,599
Legg Mason Inc.	14,040	361,951
Level 3 Communications Inc.[a]	142,740	198,409
Lincoln National Corp.	18,135	445,758
Lockheed Martin Corp.	10,725	799,227
Lowe’s Companies Inc.	51,675	1,118,764
Macy’s Inc.	39,780	633,695
Marathon Oil Corp.	25,935	773,122
Marriott International Inc. Class A	28,372	744,198
Marsh & McLennan Companies Inc.	39,000	840,840
MasterCard Inc. Class A	2,885	720,961
McDonald’s Corp.	32,955	2,057,381
McGraw-Hill Companies Inc. (The)	24,375	864,094
McKesson Corp.	16,770	986,411
Mead Johnson Nutrition Co. Class A	3,115	140,891
Medco Health Solutions Inc.[a]	20,085	1,234,826
Medtronic Inc.	34,710	1,488,712
MEMC Electronic Materials Inc.[a]	21,060	264,935
Merck & Co. Inc.	104,715	3,998,019
MetLife Inc.	14,436	509,880
Microsoft Corp.	263,835	7,434,870
Mirant Corp.[a]	19,890	279,852
Monsanto Co.	15,990	1,213,321

Security	Shares	Value
Moody’s Corp.	25,350	$699,406
Morgan Stanley	37,240	997,287
Motorola Inc.[a]	105,495	648,794
Murphy Oil Corp.	12,675	647,439
National Oilwell Varco Inc.	16,380	669,942
Newmont Mining Corp.	22,425	961,135
News Corp. Class A NVS	51,870	654,081
Nike Inc. Class B	15,795	1,006,931
Noble Corp.	20,475	825,552
Noble Energy Inc.	12,870	951,608
Norfolk Southern Corp.	17,940	844,256
Northern Trust Corp.	13,260	669,895
Northrop Grumman Corp.	12,090	684,294
NRG Energy Inc.[a]	31,428	757,729
Nucor Corp.	15,795	644,436
NVIDIA Corp.[a]	36,103	555,625
Occidental Petroleum Corp.	26,130	2,047,024
Omnicom Group Inc.	21,255	750,301
Oracle Corp.	126,555	2,918,358
Owens-Illinois Inc.[a]	17,940	488,327
PACCAR Inc.	23,400	843,102
Parker Hannifin Corp.	14,625	817,684
Paychex Inc.	29,640	859,264
Peabody Energy Corp.	17,550	739,206
PepsiCo Inc.	46,410	2,766,964
Pfizer Inc.	264,225	4,930,438
PG&E Corp.	25,740	1,087,258
Philip Morris International Inc.	69,810	3,177,053
PNC Financial Services Group Inc. (The)[e]	19,330	1,071,462
PPL Corp.	20,280	598,057
Praxair Inc.	11,895	895,931
Precision Castparts Corp.	8,190	861,997
Principal Financial Group Inc.	17,355	400,033
Procter & Gamble Co. (The)	91,455	5,629,055
Progressive Corp. (The)	54,210	898,802
Prudential Financial Inc.	13,455	672,615
Public Service Enterprise Group Inc.	20,865	638,260
Public Storage	13,065	1,034,487
QUALCOMM Inc.	56,160	2,200,910
Quest Diagnostics Inc.	19,110	1,063,854
Questar Corp.	17,940	744,151

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2010

Security	Shares	Value
Raytheon Co.	15,210	$797,460
Reynolds American Inc.	15,015	798,798
Safeway Inc.	31,200	700,440
SanDisk Corp.[a]	15,015	381,681
Schlumberger Ltd.	38,220	2,425,441
Seagate Technology	44,460	743,816
Sempra Energy	17,745	900,559
Simon Property Group Inc.	11,897	856,584
SLM Corp.[a]	39,780	418,883
Smith International Inc.	16,185	490,729
Southern Co.	27,885	892,320
Southwestern Energy Co.[a]	20,280	869,606
Spectra Energy Corp.	43,680	928,200
Sprint Nextel Corp.[a]	112,905	370,328
St. Jude Medical Inc.[a]	22,035	831,381
Staples Inc.	39,200	919,632
Starbucks Corp.[a]	55,380	1,206,730
Starwood Hotels & Resorts Worldwide Inc.[b]	20,475	682,227
State Street Corp.	14,235	610,397
Stryker Corp.	14,235	739,081
SunTrust Banks Inc.	21,645	526,623
Symantec Corp.[a]	54,210	918,859
T. Rowe Price Group Inc.	19,890	986,942
Target Corp.	25,545	1,309,692
Texas Instruments Inc.	50,700	1,140,750
Textron Inc.	38,805	757,862
Thermo Fisher Scientific Inc.[a]	17,160	791,934
3M Co.	22,035	1,773,597
Time Warner Cable Inc.	9,381	408,918
Time Warner Inc.	37,479	1,028,799
TJX Companies Inc. (The)	32,760	1,245,208
Transocean Ltd.[a]	10,725	908,836
Travelers Companies Inc. (The)	20,475	1,037,468
Tyco Electronics Ltd.	25,740	640,411
Tyco International Ltd.[a,b]	24,570	870,515
U.S. Bancorp	54,600	1,369,368
Ultra Petroleum Corp.[a]	13,065	600,206
Union Pacific Corp.	17,550	1,061,775
United Parcel Service Inc. Class B	17,550	1,013,863
United States Steel Corp.	9,165	407,201
United Technologies Corp.	21,255	1,434,287
UnitedHealth Group Inc.	39,644	1,308,252

Security	Shares	Value
Valero Energy Corp.	23,790	$438,212
Varian Medical Systems Inc.[a]	18,525	931,622
VeriSign Inc.[a]	27,690	634,378
Verizon Communications Inc.	85,020	2,501,288
Viacom Inc. Class B NVS[a]	24,375	710,287
Visa Inc. Class A	11,902	976,321
Vornado Realty Trust	10,532	681,210
Walgreen Co.	33,735	1,216,147
Wal-Mart Stores Inc.	69,030	3,688,273
Walt Disney Co. (The)	53,625	1,584,619
Waste Management Inc.	29,835	956,212
Weatherford International Ltd.[a]	29,640	464,755
WellPoint Inc.[a]	11,785	750,940
Wells Fargo & Co.	161,265	4,584,764
Western Union Co.	46,995	871,287
Weyerhaeuser Co.	15,210	606,879
Whirlpool Corp.	10,920	820,966
Williams Companies Inc. (The)	29,250	609,570
Xerox Corp.	68,055	593,440
XTO Energy Inc.	17,940	799,586
Yahoo! Inc.[a]	47,970	720,030
Yum! Brands Inc.	28,275	967,288
Zimmer Holdings Inc.[a]	12,675	713,856

		330,894,154

TOTAL COMMON STOCKS (Cost: $766,391,813)		774,855,007

PREFERRED STOCKS – 1.40%

BRAZIL – 1.25%
Banco Bradesco SA SP ADR	66,924	1,108,261
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	21,276	1,419,535
Companhia de Bebidas das Americas SP ADR	19,695	1,822,969
Companhia Energetica de Minas Gerais SP ADR	80,165	1,336,351
Gerdau SA SP ADR	60,255	810,430
Petroleo Brasileiro SA SP ADR	62,244	2,245,764
Vale SA Class A SP ADR	49,764	1,123,671

		9,866,981

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2010

Security	Shares	Value
GERMANY – 0.07%
Volkswagen AG	6,844	$557,451

		557,451

ITALY – 0.08%
Telecom Italia SpA RNC	512,265	600,591

		600,591

TOTAL PREFERRED STOCKS (Cost: $9,816,483)		11,025,023

WARRANTS – 0.00%

ITALY – 0.00%
Mediobanca SpA (Expires 3/18/11)[a]	71,568	11,589

		11,589

TOTAL WARRANTS (Cost: $0)		11,589

SHORT-TERM INVESTMENTS – 1.56%

MONEY MARKET FUNDS – 1.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	9,652,961	9,652,961
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[e,f,g]	1,637,081	1,637,081
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[e,f]	969,175	969,175

		12,259,217

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,259,217)		12,259,217

TOTAL INVESTMENTS IN SECURITIES – 101.30% (Cost: $788,467,513)		798,150,836

Other Assets, Less Liabilities – (1.30)%		(10,229,289)

NET ASSETS – 100.00%		$787,921,547

FDR – Fiduciary Depositary Receipts

NVDR – Non-Voting Depositary Receipts

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 97.81%

AUSTRALIA – 6.34%
AMP Ltd.	106,350	$591,753
Asciano Group[a]	145,725	221,492
ASX Ltd.	13,950	422,573
Australia and New Zealand Banking Group Ltd.	101,250	1,955,614
AXA Asia Pacific Holdings Ltd.	75,525	441,047
BHP Billiton Ltd.	161,025	5,639,207
BlueScope Steel Ltd.	129,858	302,412
Boral Ltd.	72,000	341,105
Brambles Ltd.	84,525	492,102
Commonwealth Bank of Australia	70,125	3,317,858
Computershare Ltd.	54,300	560,351
Crown Ltd.	36,675	252,965
CSL Ltd.	34,575	958,223
Fortescue Metals Group Ltd.[a]	65,175	262,427
Foster’s Group Ltd.	76,725	364,172
Goodman Group	461,100	239,762
Insurance Australia Group Ltd.	160,875	541,946
Macquarie Group Ltd.	19,425	866,058
Mirvac Group	199,800	258,397
National Australia Bank Ltd.	84,675	1,984,695
Newcrest Mining Ltd.	20,819	583,462
OneSteel Ltd.	133,875	370,074
Orica Ltd.	31,728	681,065
Origin Energy Ltd.	102,300	1,456,688
Qantas Airways Ltd.	154,650	390,388
QBE Insurance Group Ltd.	68,775	1,401,115
Rio Tinto Ltd.	19,074	1,152,867
Santos Ltd.	104,625	1,225,686
Sonic Healthcare Ltd.	31,054	391,677
Suncorp-Metway Ltd.	109,961	869,876
Tabcorp Holdings Ltd.	30,750	192,145
Telstra Corp. Ltd.	132,450	393,212
Wesfarmers Ltd.	54,402	1,330,252
Wesfarmers Ltd. Partially Protected	11,700	287,131
Westfield Group	67,950	763,423
Westpac Banking Corp.	98,475	2,088,454
Woodside Petroleum Ltd.	46,275	1,741,098
Woolworths Ltd.	72,525	1,667,035

		36,999,807

Security	Shares	Value
AUSTRIA – 0.26%
IMMOEAST AGa	50,175	$244,790
OMV AG	9,601	381,664
Raiffeisen International Bank Holding AGb	2,700	135,028
Vienna Insurance Group AG	4,725	228,024
voestalpine AG	15,075	533,895

		1,523,401

BELGIUM – 0.68%
Anheuser-Busch InBev NV	16,371	822,589
Delhaize Group SA	4,447	349,851
Fortis[a]	180,188	639,405
Groupe Bruxelles Lambert SA	9,525	876,572
KBC Groep NVa	13,425	589,192
Solvay SA	3,676	366,348
UCB SA	7,015	315,039

		3,958,996

BRAZIL – 1.42%
BRF - Brasil Foods SA SP ADR	3,825	183,944
Centrais Eletricas Brasileiras SA SP ADR	7,650	162,792
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	3,825	130,241
CPFL Energia SA SP ADR	2,550	150,679
Empresa Brasileira de Aeronautica SA SP ADR	22,209	471,497
Fibria Celulose SA SP ADR[a]	12,258	224,076
Itau Unibanco Holding SA SP ADR	182,563	3,497,907
Petroleo Brasileiro SA SP ADR	14,951	606,562
TIM Participacoes SA SP ADR	17,180	451,319
Vale SA SP ADR	77,700	2,003,883
Vivo Participacoes SA SP ADR	14,875	416,351

		8,299,251

CANADA – 6.48%
Agnico-Eagle Mines Ltd.	5,186	263,072
Agrium Inc.	7,050	397,923
ARC Energy Trust	28,350	526,823
Bank of Montreal	20,400	995,589
Bank of Nova Scotia	47,250	1,988,003
Barrick Gold Corp.	39,450	1,374,363
BCE Inc.	1,432	36,919
Bombardier Inc. Class B	82,200	388,820

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2010

Security	Shares	Value
Cameco Corp.	18,150	$492,290
Canadian Imperial Bank of Commerce	15,000	899,578
Canadian National Railway Co.	17,475	874,488
Canadian Natural Resources Ltd.	26,925	1,724,666
Canadian Oil Sands Trust	19,350	503,772
Canadian Pacific Railway Ltd.	6,000	284,261
Cenovus Energy Inc.	8,444	195,825
Enbridge Inc.	19,200	836,295
EnCana Corp.	8,556	262,582
Enerplus Resources Fund	16,950	360,953
Fairfax Financial Holdings Ltd.	526	179,107
Finning International Inc.	14,400	234,481
First Quantum Minerals Ltd.	4,800	349,357
Goldcorp Inc.	30,225	1,028,019
Great-West Lifeco Inc.	21,258	516,536
Husky Energy Inc.	19,500	486,814
IAMGOLD Corp.	10,800	142,817
Imperial Oil Ltd.	19,200	692,678
Ivanhoe Mines Ltd.[a]	14,325	201,397
Kinross Gold Corp.	25,125	408,178
Magna International Inc. Class A	5,175	285,681
Manulife Financial Corp.	94,275	1,728,891
Nexen Inc.	26,175	575,089
Niko Resources Ltd.	4,200	389,215
Penn West Energy Trust	31,950	528,052
Potash Corp. of Saskatchewan Inc.	15,975	1,588,054
Power Corp. of Canada	20,400	537,235
Power Financial Corp.	16,650	471,294
Provident Energy Trust	68,700	547,408
Research In Motion Ltd.[a]	22,200	1,405,757
Ritchie Bros. Auctioneers Inc.	13,050	275,330
Rogers Communications Inc. Class B	18,750	587,048
Royal Bank of Canada	59,100	2,899,810
Shoppers Drug Mart Corp.	7,575	302,502
Silver Wheaton Corp.[a]	17,025	235,682
SNC-Lavalin Group Inc.	8,625	396,402
Sun Life Financial Inc.	38,250	1,121,114
Suncor Energy Inc.	85,521	2,709,703
Talisman Energy Inc.	67,800	1,125,652
Teck Resources Ltd. Class Ba	19,125	628,406
TELUS Corp. NVS	8,775	264,032
Thomson Reuters Corp.	6,476	217,042

Security	Shares	Value
Toronto-Dominion Bank (The)	17,550	$1,037,682
TransCanada Corp.	33,000	1,058,292
Yamana Gold Inc.	26,132	264,140

		37,825,119

CHILE – 0.21%
Banco Santander Chile SA SP ADR	1,500	92,745
Empresa Nacional de Electricidad SA SP ADR	1,425	72,604
Enersis SA SP ADR	39,000	895,440
LAN Airlines SA SP ADR	5,700	93,879
Sociedad Quimica y Minera de Chile SA Series B SP ADR	1,725	62,755

		1,217,423

CHINA – 3.65%
Air China Ltd. Class Ha	450,000	376,646
Angang New Steel Co. Ltd. Class Hb	150,000	261,528
Bank of China Ltd. Class H	1,650,000	796,753
Bank of Communications Co. Ltd. Class H	375,000	380,992
Belle International Holdings Ltd.	300,000	341,107
China Construction Bank Corp. Class H	1,305,000	1,004,893
China High Speed Transmission Equipment Group Co. Ltd.	150,000	300,545
China Life Insurance Co. Ltd. Class H	375,000	1,673,180
China Merchants Holdings (International) Co. Ltd.[b]	150,000	503,161
China Mobile Ltd.	300,000	2,848,994
China Resources Enterprise Ltd.	300,000	988,939
China Shenhua Energy Co. Ltd. Class H	262,500	1,128,974
China Shipping Development Co. Ltd. Class Hb	300,000	475,154
CNOOC Ltd.	1,275,000	1,812,539
Dongfeng Motor Group Co. Ltd. Class H	300,000	393,258
Fosun International Ltd.	487,500	345,259
Geely Automobile Holdings Ltd.	375,000	166,594
GOME Electrical Appliances Holdings Ltd.[a]	530,320	187,793
Hopson Development Holdings Ltd.	150,000	188,323

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2010

Security	Shares	Value
Industrial and Commercial Bank of China Ltd. Class H	2,183,000	$1,602,274
Jiangxi Copper Co. Ltd. Class Hb	225,000	454,294
Kingboard Chemical Holdings Co. Ltd.	75,000	321,598
Lenovo Group Ltd.[b]	1,050,000	726,059
Maanshan Iron & Steel Co. Ltd. Class Ha,b	600,000	363,126
Ping An Insurance (Group) Co. of China Ltd. Class H	112,500	880,774
Poly (Hong Kong) Investments Ltd.	155,226	154,708
Sinofert Holdings Ltd.	450,000	261,914
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha,b	900,000	316,383
Tencent Holdings Ltd.	67,500	1,262,056
Yanzhou Coal Mining Co. Ltd. Class H	300,000	596,454
Zijin Mining Group Co. Ltd. Class H	256,000	209,325

		21,323,597

COLOMBIA – 0.04%
Bancolombia SA SP ADR	4,968	214,121

		214,121

CZECH REPUBLIC – 0.53%
CEZ AS	42,975	2,101,188
Komercni Banka AS	5,025	1,018,807

		3,119,995

DENMARK – 1.03%
Coloplast A/S Class B	4,500	491,418
Danske Bank A/Sa	27,150	656,330
Novo Nordisk A/S Class B	35,250	2,405,077
Novozymes A/S Class B	5,925	612,746
Topdanmark A/Sa	2,250	275,530
TrygVesta A/S	7,125	437,586
Vestas Wind Systems A/Sa	13,350	712,489
William Demant Holding A/Sa	5,550	435,861

		6,027,037

EGYPT – 0.14%
Orascom Construction Industries Co. SP GDR	7,161	337,283
Orascom Telecom Holding SAE SP GDR[b,c]	18,750	478,125

		815,408

Security	Shares	Value
FINLAND – 0.83%
Fortum OYJ	14,325	$366,562
Kone OYJ Class B	9,450	383,937
Neste Oil OYJ	18,750	309,090
Nokia OYJ	194,700	2,744,120
Nokian Renkaat OYJ	11,175	272,443
Rautaruukki OYJ	9,075	187,946
Sampo OYJ Class A	23,100	563,172

		4,827,270

FRANCE – 7.25%
Aeroports de Paris	3,075	241,529
ALSTOM	3,150	212,788
ArcelorMittal	41,025	1,624,292
AXA	94,629	1,972,944
BNP Paribas	43,067	3,121,750
Bouygues SA	9,525	473,569
Cap Gemini SA	6,975	312,806
Carrefour SA	30,525	1,499,413
Casino Guichard-Perrachon SA	3,225	266,490
CNP Assurances SA	3,750	333,640
Compagnie de Saint-Gobain	25,886	1,253,912
Compagnie Generale de Geophysique-Veritas[a]	7,125	177,865
Compagnie Generale des Etablissements Michelin Class B	10,500	821,815
Credit Agricole SA	44,475	707,198
Danone SA	19,606	1,129,433
Electricite de France[b]	5,400	292,949
Essilor International SA	11,850	693,508
France Telecom SA	89,700	2,072,780
GDF Suez	57,900	2,206,710
Gecina SA	2,625	262,628
L’Air Liquide SA	18,075	1,934,246
Legrand SA	19,350	561,982
L’Oreal SA	13,875	1,474,381
LVMH Moet Hennessy Louis Vuitton SA	5,850	642,935
Neopost SA	3,600	288,420
Pernod Ricard SA	4,461	361,555
PPR SA	4,650	571,676
Publicis Groupe SA	10,350	428,343
Renault SAa	12,975	617,865

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2010

Security	Shares	Value
Sanofi-Aventis	56,400	$4,201,874
SCOR SE	18,525	431,808
Societe Generale	27,111	1,590,408
Sodexo[a]	6,825	376,326
STMicroelectronics NV	69,675	576,323
Suez Environnement SA	8,025	183,154
Technip SA	5,625	388,656
Total SA	69,225	4,046,021
Unibail-Rodamco SE	1,350	294,975
Vallourec SA	3,750	651,539
Veolia Environnement	18,300	606,396
Vinci SA	21,900	1,181,373
Vivendi SA	47,475	1,243,871

		42,332,146

GERMANY – 5.65%
Allianz SE Registered	23,475	2,624,030
BASF SE	53,775	3,081,345
Celesio AG	9,525	279,216
Commerzbank AGa,b	44,550	349,056
Daimler AG Registered	39,375	1,829,326
Deutsche Bank AG Registered	33,900	2,090,919
Deutsche Boerse AG	11,175	738,580
Deutsche Postbank AGa	4,350	133,714
Deutsche Telekom AG Registered	160,650	2,089,376
E.ON AG	90,450	3,351,721
Fresenius Medical Care AG & Co. KGaA	13,125	668,336
GEA Group AG	25,950	533,824
Hochtief AG	6,300	472,336
K+S AG	11,732	665,648
Linde AG	11,550	1,274,681
Merck KGaA	4,425	396,770
METRO AG	12,375	681,489
Muenchener Rueckversicherungs- Gesellschaft AG Registered	12,375	1,866,268
RWE AG	19,650	1,754,556
Salzgitter AG	3,975	354,763
SAP AG	53,025	2,438,065
Siemens AG Registered	43,125	3,898,002
ThyssenKrupp AG	25,125	802,868
Volkswagen AG	4,125	362,819
Wacker Chemie AG	2,025	267,392

		33,005,100

Security	Shares	Value
GREECE – 0.09%
National Bank of Greece SA SP ADR	124,930	$557,188

		557,188

HONG KONG – 1.91%
Bank of East Asia Ltd.	94,200	323,870
BOC Hong Kong (Holdings) Ltd.	300,000	629,676
Cathay Pacific Airways Ltd.[a]	225,000	370,852
Cheung Kong (Holdings) Ltd.	75,000	888,983
Cheung Kong Infrastructure Holdings Ltd.	75,000	279,588
CLP Holdings Ltd.	75,000	507,024
Esprit Holdings Ltd.	76,580	543,344
Hang Seng Bank Ltd.	45,000	632,187
Henderson Land Development Co. Ltd.	75,000	474,671
Hong Kong Aircraft Engineering Co. Ltd.	30,000	381,282
Hong Kong and China Gas Co. Ltd. (The)	225,300	492,614
Hong Kong Exchanges and Clearing Ltd.	37,500	638,851
Hongkong Electric Holdings Ltd.	112,500	629,434
Hutchison Whampoa Ltd.	75,000	513,302
Li & Fung Ltd.	150,000	687,622
MTR Corp. Ltd.	112,500	365,782
New World Development Co. Ltd.	150,000	247,235
Orient Overseas International Ltd.	75,000	514,750
Shangri-La Asia Ltd.	150,000	262,301
Sun Hung Kai Properties Ltd.	75,000	968,658
Swire Pacific Ltd. Class A	37,500	409,724
Wharf (Holdings) Ltd. (The)	75,000	372,784

		11,134,534

HUNGARY – 0.22%
MOL Hungarian Oil and Gas Nyrt[a]	7,350	687,709
OTP Bank Nyrt[a]	8,775	263,165
Richter Gedeon Nyrt	1,500	318,929

		1,269,803

INDIA – 1.81%
HDFC Bank Ltd. SP ADR[b]	28,200	3,336,060
ICICI Bank Ltd. SP ADR	67,050	2,365,524

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2010

Security	Shares	Value
Infosys Technologies Ltd. SP ADR	52,040	$2,701,396
Reliance Industries Ltd. SP GDR[d]	1,350	61,425
Wipro Ltd. SP ADR	106,089	2,088,892

		10,553,297

INDONESIA – 0.62%
PT Bank Central Asia Tbk	1,125,000	601,604
PT Bank Mandiri Tbk	1,087,500	543,750
PT Bank Rakyat Indonesia Tbk	487,500	398,864
PT Bumi Resources Tbk	533,000	141,088
PT Indosat Tbk	229,422	137,408
PT Perusahaan Gas Negara Tbk	1,312,500	529,913
PT Semen Gresik (Persero) Tbk	337,500	288,770
PT Telekomunikasi Indonesia Tbk	787,500	787,500
PT United Tractors Tbk	112,500	202,741

		3,631,638

IRELAND – 0.42%
Anglo Irish Bank Corp. Ltd.[e]	64,486	9
CRH PLC	59,509	1,449,159
Elan Corp. PLC[a]	44,700	340,352
Kerry Group PLC Class A	21,375	636,630

		2,426,150

ISRAEL – 0.54%
Delek Group Ltd. (The)	2,250	505,523
Discount Investment Corp. Ltd.	20,175	485,276
Elbit Systems Ltd.	11,100	698,057
Israel Discount Bank Ltd. Class Aa	187,875	431,705
Teva Pharmaceutical Industries Ltd.	17,850	1,018,931

		3,139,492

ITALY – 2.21%
Assicurazioni Generali SpA	57,153	1,371,926
Banco Popolare SpA[a]	26,250	168,749
Enel SpA	172,450	935,417
Eni SpA	188,400	4,433,401
Exor SpA	19,460	323,229
Fiat SpA[a]	48,075	610,418
Fondiaria-SAI SpA[b]	9,075	148,717
Intesa Sanpaolo SpA[a]	345,697	1,334,593
Luxottica Group SpA	8,926	235,231
Mediobanca SpA[a]	50,708	559,976
Mediolanum SpA	58,950	332,666
Saipem SpA	10,875	355,824

Security	Shares	Value
Telecom Italia SpA	483,450	$729,089
Tenaris SA	16,875	380,681
UniCredit SpA[a]	274,023	769,374
Unione di Banche Italiane ScpA	15,225	210,985

		12,900,276

JAPAN – 15.83%
Advantest Corp.	15,000	372,787
AEON Co. Ltd.	30,000	298,494
AEON Credit Service Co. Ltd.	7,500	77,271
Aisin Seiki Co. Ltd.	15,000	396,448
All Nippon Airways Co. Ltd.	75,000	217,583
Amada Co. Ltd.	75,000	501,351
Asahi Breweries Ltd.	30,000	580,773
Asahi Glass Co. Ltd.	75,000	749,545
Asahi Kasei Corp.	75,000	372,290
Astellas Pharma Inc.	30,000	1,105,289
Bridgestone Corp.	37,500	598,561
Canon Inc.	30,000	1,169,820
Canon Marketing Japan Inc.	22,500	310,242
Casio Computer Co. Ltd.	40,100	291,942
Chubu Electric Power Co. Inc.	15,000	379,405
Chugai Pharmaceutical Co. Ltd.	30,000	533,451
Citizen Holdings Co. Ltd.	37,500	245,712
Coca-Cola West Co. Ltd.	22,500	373,532
Cosmo Oil Co. Ltd.	150,000	325,961
Credit Saison Co. Ltd.	15,000	185,980
Daido Steel Co. Ltd.	75,000	273,013
Daiichi Sankyo Co. Ltd.	37,500	778,501
Daikin Industries Ltd.	15,000	555,127
Dainippon Sumitomo Pharma Co. Ltd.	75,000	795,874
Daiwa Securities Group Inc.	75,000	374,773
Denso Corp.	37,500	1,102,394
Eisai Co. Ltd.	15,000	556,781
Fanuc Ltd.	15,000	1,432,905
FUJIFILM Holdings Corp.	37,500	1,196,707
Fujitsu Ltd.	225,000	1,379,957
Gunma Bank Ltd. (The)	150,000	771,055
Hachijuni Bank Ltd. (The)	150,000	863,714
Hino Motors Ltd.[a]	75,000	281,286
Hitachi Construction Machinery Co. Ltd.	15,000	315,371
Hitachi High-Technologies Corp.	22,500	452,953

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2010

Security	Shares	Value
Hitachi Ltd.[a]	75,000	$257,294
Honda Motor Co. Ltd.	60,000	2,035,188
Hoya Corp.	30,000	800,838
IBIDEN Co. Ltd.	7,500	256,467
Idemitsu Kosan Co. Ltd.	7,500	478,186
IHI Corp.[a]	225,000	347,471
ITO EN Ltd.	30,000	445,425
ITOCHU Corp.	150,000	1,171,474
Japan Petroleum Exploration Co. Ltd.	7,500	351,194
Japan Prime Realty Investment Corp.[b]	375	717,694
Japan Retail Fund Investment Corp.	75	347,471
Japan Tobacco Inc.	75	270,531
JFE Holdings Inc.	22,500	784,292
JSR Corp.	15,000	295,019
JTEKT Corp.	22,500	255,888
Kansai Electric Power Co. Inc. (The)	22,500	511,031
Kawasaki Heavy Industries Ltd.	150,000	385,528
Kawasaki Kisen Kaisha Ltd.[a]	75,000	265,567
Keio Corp.	150,000	943,136
Kobe Steel Ltd.[a]	225,000	402,074
Komatsu Ltd.	15,200	305,157
Konica Minolta Holdings Inc.	37,500	382,218
Kubota Corp.	75,000	672,605
Kuraray Co. Ltd.	37,500	435,994
Kurita Water Industries Ltd.	15,000	464,618
Kyocera Corp.	15,000	1,356,792
Mabuchi Motor Co. Ltd.	7,500	409,520
Marubeni Corp.	150,000	871,987
Meiji Holdings Co. Ltd.[a]	8,095	303,602
Minebea Co. Ltd.	75,000	397,110
Mitsubishi Chemical Holdings Corp.	75,000	311,897
Mitsubishi Corp.	67,500	1,628,399
Mitsubishi Electric Corp.[a]	75,000	584,910
Mitsubishi Estate Co. Ltd.	75,000	1,214,494
Mitsubishi Gas Chemical Co. Inc.	75,000	397,937
Mitsubishi Heavy Industries Ltd.	150,000	522,861
Mitsubishi Motors Corp.[a]	150,000	206,828
Mitsubishi UFJ Financial Group Inc.	532,500	2,748,993
Mitsui Chemicals Inc.	75,000	200,210
Mitsui O.S.K. Lines Ltd.	75,000	468,259
Mitsumi Electric Co. Ltd.	15,000	260,603
Mizuho Financial Group Inc.	420,400	811,538

Security	Shares	Value
Murata Manufacturing Co. Ltd.	15,000	$821,521
NEC Corp.[a]	225,000	580,773
Nidec Corp.	7,500	735,481
Nintendo Co. Ltd.	7,500	2,088,964
Nippon Mining Holdings Inc.	75,000	323,479
Nippon Steel Corp.	225,000	816,557
Nippon Telegraph and Telephone Corp.	22,500	945,618
Nishi-Nippon City Bank Ltd. (The)	150,000	387,182
Nissan Motor Co. Ltd.[a]	75,000	608,902
Nisshin Seifun Group Inc.	75,000	999,393
Nisshin Steel Co. Ltd.	150,000	254,812
Nitto Denko Corp.	7,500	287,491
Nomura Holdings Inc.	150,000	1,131,763
NSK Ltd.	75,000	543,544
NTN Corp.	75,000	323,479
NTT DoCoMo Inc.	525	783,547
Omron Corp.	22,500	446,501
Ono Pharmaceutical Co. Ltd.	7,500	332,166
ORIX Corp.	6,000	450,058
Panasonic Corp.	75,000	1,176,438
Panasonic Electric Works Co. Ltd.	75,000	820,694
Ricoh Co. Ltd.	75,000	1,070,542
Rohm Co. Ltd.	7,500	503,833
Santen Pharmaceutical Co. Ltd.	22,500	705,118
SANYO Electric Co. Ltd.[a,b]	261,000	437,615
Secom Co. Ltd.	7,500	334,648
Seiko Epson Corp.	15,000	247,201
Seven & I Holdings Co. Ltd.	37,500	817,798
77 Bank Ltd. (The)	150,000	799,184
Sharp Corp.	75,000	896,807
Shin-Etsu Chemical Co. Ltd.	22,500	1,173,956
Showa Shell Sekiyu K.K.	60,000	471,237
SMC Corp.	7,500	904,252
SoftBank Corp.	37,500	951,823
Sony Corp.	45,000	1,494,126
Stanley Electric Co. Ltd.	15,000	286,250
Sumitomo Chemical Co. Ltd.	75,000	336,716
Sumitomo Corp.	82,500	927,334
Sumitomo Heavy Industries Ltd.[a]	75,000	383,873
Sumitomo Metal Industries Ltd.	150,000	412,002
Sumitomo Mitsui Financial Group Inc.	52,500	1,699,713

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2010

Security	Shares	Value
Taiyo Nippon Sanso Corp.	75,000	$737,963
Takeda Pharmaceutical Co. Ltd.	45,000	1,970,658
TDK Corp.	7,500	484,805
Terumo Corp.	7,500	418,620
THK Co. Ltd.	22,500	444,515
Tokio Marine Holdings Inc.	22,500	605,593
Tokyo Electric Power Co. Inc. (The)	37,500	1,007,253
Tokyo Electron Ltd.	15,000	913,353
Tokyo Tatemono Co. Ltd.	150,000	592,356
TonenGeneral Sekiyu K.K.	75,000	621,311
Toray Industries Inc.	75,000	410,347
Toshiba Corp.[a]	150,000	822,349
Toyo Seikan Kaisha Ltd.	30,000	419,944
Toyota Industries Corp.	15,000	440,461
Toyota Motor Corp.	120,000	4,619,712
Toyota Tsusho Corp.	15,000	228,669
Ube Industries Ltd.	150,000	387,182
Ushio Inc.	15,000	254,316
USS Co. Ltd.	3,750	226,684
Yahoo! Japan Corp.	750	283,355
Yokogawa Electric Corp.	37,500	301,969

		92,398,954
MEXICO – 1.21%
America Movil SAB de CV Series L	892,500	1,968,553
Cemex SAB de CV CPO[a]	480,099	452,508
Fomento Economico Mexicano SAB de CV BD Units	195,000	831,955
Grupo Financiero Banorte SAB de CV Series O	105,000	348,039
Grupo Mexico SAB de CV Series B	197,288	403,069
Grupo Modelo SAB de CV Series Ca	105,000	522,342
Kimberly-Clark de Mexico SAB de CV Series A	97,500	440,924
Telmex Internacional SAB de CV Series L	727,500	647,006
Wal-Mart de Mexico SAB de CV Series V	330,000	1,474,811

		7,089,207
NETHERLANDS – 1.66%
AEGON NVa	94,125	573,816
Akzo Nobel NV	22,500	1,351,813
ASML Holding NV	30,750	981,760

Security	Shares	Value
Heineken NV	9,000	$446,278
ING Groep NV CVA[a]	187,315	1,787,101
Koninklijke Ahold NV	63,750	806,256
Koninklijke DSM NV	15,000	705,017
Koninklijke KPN NV	79,425	1,323,658
Koninklijke Philips Electronics NV	46,125	1,404,041
TNT NV	10,287	297,622

		9,677,362
NORWAY – 0.29%
Renewable Energy Corp. ASA[a,b]	10,459	61,669
Statoil ASA	44,625	1,014,626
Telenor ASA[a]	20,677	271,902
Yara International ASA	7,875	333,918

		1,682,115
PHILIPPINE ISLANDS – 0.26%
Bank of the Philippine Islands	720,000	704,516
Metropolitan Bank & Trust Co.	547,500	494,516
Philippine Long Distance Telephone Co.	5,250	301,451

		1,500,483
PORTUGAL – 0.23%
Banco Comercial Portugues SA Registered	899,025	980,936
CIMPOR - Cimentos de Portugal SGPS SA	39,675	336,392

		1,317,328
RUSSIA – 1.57%
JSC MMC Norilsk Nickel SP ADR[a]	4,216	65,559
LUKOIL SP ADR	39,225	2,180,910
OAO Gazprom SP ADR	104,253	2,565,666
OAO NovaTek SP GDR[c]	13,875	992,063
OAO Tatneft SP ADR	3,825	119,340
OAO TMK SP GDR[a,c]	26,625	512,531
OJSC Rosneft Oil Co. SP GDR	14,850	115,682
Polyus Gold SP ADR	14,850	400,950
Sistema JSFC SP GDR[a,c]	37,800	945,000
Surgutneftegaz SP ADR	114,734	972,944
Uralkali SP GDR[a,c]	4,725	101,635
Vimpel-Communications SP ADR	9,900	179,586

		9,151,866

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2010

Security	Shares	Value
SINGAPORE – 1.38%
CapitaLand Ltd.	97,500	$268,103
COSCO Corp. (Singapore) Ltd.[b]	150,000	134,639
DBS Group Holdings Ltd.	75,500	768,043
Keppel Corp. Ltd.	75,000	447,195
Neptune Orient Lines Ltd.[b]	384,250	473,555
Noble Group Ltd.	263,600	540,814
Oversea-Chinese Banking Corp. Ltd.	225,000	1,312,734
SembCorp Marine Ltd.	225,000	532,146
Singapore Airlines Ltd.	75,000	738,379
Singapore Exchange Ltd.	75,000	426,892
Singapore Telecommunications Ltd.	675,000	1,447,373
United Overseas Bank Ltd.	75,000	970,258

		8,060,131
SOUTH AFRICA – 1.53%
African Bank Investments Ltd.	163,650	643,972
Anglo Platinum Ltd.[a]	4,950	476,296
AngloGold Ashanti Ltd.	17,850	659,941
ArcelorMittal South Africa Ltd.	43,804	611,921
Aspen Pharmacare Holdings Ltd.[a]	31,725	283,402
FirstRand Ltd.	244,800	605,105
Gold Fields Ltd.	46,650	550,588
Growthpoint Properties Ltd.	282,900	513,307
Harmony Gold Mining Co. Ltd.	38,325	365,726
Impala Platinum Holdings Ltd.	27,750	726,392
Kumba Iron Ore Ltd.	17,775	765,609
Northam Platinum Ltd.[b]	57,075	376,339
Redefine Income Fund Ltd.	632,100	599,846
Sasol Ltd.	45,825	1,743,111

		8,921,555
SOUTH KOREA – 2.48%
KB Financial Group Inc. SP ADR[a]	45,293	1,935,823
Korea Electric Power Corp. SP ADR[a]	60,450	982,313
KT Corp. SP ADR[a]	42,825	904,892
LG Display Co. Ltd. SP ADR[a]	19,275	312,641
POSCO SP ADR	16,800	1,897,560
Samsung Electronics Co. Ltd. SP GDR[c]	16,258	5,609,010
Shinhan Financial Group Co. Ltd. SP ADR	33,012	2,287,071
SK Telecom Co. Ltd. SP ADR	32,325	560,192

		14,489,502

Security	Shares	Value
SPAIN – 3.64%
Abertis Infraestructuras SA	13,658	$278,494
Acciona SA	3,300	401,669
Acerinox SA	33,525	636,996
Actividades de Construcciones y Servicios SA	13,503	641,695
Banco Bilbao Vizcaya Argentaria SA	174,784	2,696,645
Banco Popular Espanol SA	61,086	468,684
Banco Santander SA	342,622	4,905,143
Banco Santander SA London	5,000	72,068
Ferrovial SA	28,966	304,778
Fomento de Construcciones y Contratas SA	7,125	276,552
Gamesa Corporacion Tecnologica SA	33,600	493,410
Gas Natural SDG SA	8,100	162,293
Iberdrola SA	163,425	1,403,803
Indra Sistemas SA	14,850	324,370
Industria de Diseno Textil SA	16,575	1,051,358
Repsol YPF SA	77,100	1,837,346
Telefonica SA	196,950	4,753,680
Zardoya Otis SA	30,601	571,230

		21,280,214
SWEDEN – 1.92%
Alfa Laval AB	42,000	578,963
Assa Abloy AB Class B	23,250	406,956
Electrolux AB Class Ba	24,525	588,287
Getinge AB Class B	20,416	441,613
Hennes & Mauritz AB Class B	27,375	1,631,373
Husqvarna AB Class Ba	56,925	393,514
Investor AB Class B	73,125	1,304,843
Millicom International Cellular SA SDR	3,450	250,947
Nordea Bank AB	166,580	1,555,433
Sandvik AB	76,350	844,474
Scania AB Class B	47,325	590,160
Securitas AB Class B	30,526	299,173
Skandinaviska Enskilda Banken AB Class Aa	20,250	122,415
Skanska AB Class B	33,525	525,612
SSAB AB Class A	11,775	194,074
SSAB AB Class B	6,675	100,651

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2010

Security	Shares	Value
Svenska Handelsbanken AB Class A	14,025	$371,381
Tele2 AB Class B	18,825	268,987
TeliaSonera AB	114,000	774,710

		11,243,566
SWITZERLAND – 5.33%
ABB Ltd. Registered[a]	123,975	2,287,557
Compagnie Financiere Richemont SA Class A Bearer Units	13,657	469,010
Credit Suisse Group AG Registered	43,800	1,934,247
Kuehne & Nagel International AG Registered	6,375	623,530
Logitech International SA Registered[a]	12,450	214,134
Nestle SA Registered	172,500	8,264,159
Nobel Biocare Holding AG Registered	9,000	267,925
Novartis AG Registered	109,275	5,893,448
Roche Holding AG Genusschein	32,700	5,537,378
Swiss Life Holding AG Registered[a]	1,350	173,024
Swiss Reinsurance Co. Registered	14,025	618,824
Syngenta AG Registered	4,425	1,150,223
Synthes Inc.	2,325	299,310
UBS AG Registered[a]	163,275	2,173,179
Zurich Financial Services AG Registered	5,550	1,198,349

		31,104,297
TAIWAN – 2.11%
AU Optronics Corp. SP ADR[b]	98,952	1,082,533
Chunghwa Telecom Co. Ltd. SP ADR	201,142	3,817,675
Hon Hai Precision Industry Co. Ltd. SP GDR[c]	196,503	1,807,828
Siliconware Precision Industries Co. Ltd. SP ADR	147,675	996,806
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	312,779	3,177,835
United Microelectronics Corp. SP ADR[a,b]	406,815	1,427,921

		12,310,598
THAILAND – 0.24%
Bangkok Bank PCL NVDR	100,940	343,613
Banpu PCL NVDR	7,500	119,295
Kasikornbank PCL NVDR	143,540	356,742

Security	Shares	Value
PTT Aromatics & Refining PCL NVDR	112,500	$83,371
PTT Chemical PCL NVDR	45,000	114,889
PTT Exploration & Production PCL NVDR	22,500	89,471
PTT PCL NVDR	15,000	100,768
Thai Oil PCL NVDR	52,500	64,449
TMB Bank PCL NVDR[a]	2,917,500	111,620

		1,384,218
TURKEY – 0.32%
Turk Sise ve Cam Fabrikalari ASa,b	953,114	1,247,573
Turkiye Petrol Rafinerileri AS	29,625	621,434

		1,869,007
UNITED KINGDOM – 15.48%
AMEC PLC	27,975	339,790
Anglo American PLC[a]	65,100	2,422,223
AstraZeneca PLC	81,375	3,797,111
Aviva PLC	157,125	978,154
BAE Systems PLC	22,950	129,816
Barclays PLC	474,450	2,056,880
BG Group PLC	191,100	3,550,605
BHP Billiton PLC	101,700	3,040,910
BP PLC	827,700	7,784,093
British American Tobacco PLC	80,550	2,672,463
British Land Co. PLC[b]	32,564	228,603
BT Group PLC	425,250	937,635
Bunzl PLC	68,925	689,732
Cadbury PLC	52,920	701,712
Capita Group PLC	53,775	623,433
Carnival PLC[a]	9,000	328,091
Carphone Warehouse Group PLC (The)	58,800	180,245
Centrica PLC	208,152	900,232
Compass Group PLC	109,950	754,595
Diageo PLC	143,025	2,417,884
Experian PLC	65,700	630,087
G4S PLC	88,575	359,089
GlaxoSmithKline PLC	273,450	5,330,414
Home Retail Group PLC	68,475	280,894
HSBC Holdings PLC	836,702	9,080,773
ICAP PLC	57,825	343,949
Imperial Tobacco Group PLC	56,326	1,828,602
InterContinental Hotels Group PLC	24,675	356,051

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2010

Security	Shares	Value
International Power PLC	67,500	$348,065
Invensys PLC	86,175	425,860
J Sainsbury PLC	89,025	462,055
Johnson Matthey PLC	24,300	570,446
Kingfisher PLC	144,900	492,935
Land Securities Group PLC	30,829	316,410
Legal & General Group PLC	463,875	564,175
Lloyds Banking Group PLC[a]	995,475	816,716
London Stock Exchange Group PLC	32,025	329,198
Man Group PLC	100,275	380,813
Marks & Spencer Group PLC	96,375	538,656
National Grid PLC	134,100	1,355,905
Next PLC	13,500	425,293
Old Mutual PLC[a]	274,350	457,643
Prudential PLC	132,900	1,230,903
Reckitt Benckiser Group PLC	34,350	1,792,182
Resolution Ltd.[a]	85,648	109,657
Rexam PLC	248,775	1,195,513
Rio Tinto PLC	65,850	3,270,004
Royal Bank of Scotland Group PLC[a]	740,475	383,252
Royal Dutch Shell PLC Class A	67,725	1,891,005
Royal Dutch Shell PLC Class B	32,850	880,648
SABMiller PLC	36,300	995,239
Sage Group PLC (The)	87,975	333,679
Scottish & Southern Energy PLC	42,450	795,856
Serco Group PLC	46,275	370,755
Shire PLC	24,225	480,181
Smith & Nephew PLC	69,750	707,488
Standard Chartered PLC	76,826	1,787,499
Standard Life PLC	108,300	339,791
Tesco PLC	430,650	2,936,608
3i Group PLC	178,440	758,578
Tullow Oil PLC	63,150	1,168,763
United Utilities Group PLC	20,700	177,955
Vodafone Group PLC	2,515,275	5,423,006
Wm Morrison Supermarkets PLC	95,625	442,987
Wolseley PLC[a]	19,601	436,266
WPP PLC	59,400	553,487
Xstrata PLC[a]	101,780	1,682,297

		90,371,835

TOTAL COMMON STOCKS (Cost: $543,007,274)		570,953,287

Security	Shares	Value
PREFERRED STOCKS – 2.05%

BRAZIL – 1.68%
Banco Bradesco SA SP ADR	115,911	$1,919,486
Brasil Telecom SA SP ADR[a]	2,378	49,724
Centrais Eletricas Brasileiras SA Class B SP ADR	7,650	139,459
Companhia de Bebidas das Americas SP ADR	7,575	701,142
Companhia Energetica de Minas Gerais SP ADR	8,876	147,963
Companhia Paranaense de Energia Class B SP ADR	7,575	154,151
Gerdau SA SP ADR	7,500	100,875
Net Servicos de Comunicacao SA SP ADR	29,670	350,996
Petroleo Brasileiro SA SP ADR	108,997	3,932,612
Vale SA Class A SP ADR	101,550	2,292,999

		9,789,407
GERMANY – 0.26%
Henkel AG & Co. KGaA	12,750	653,671
Porsche Automobil Holding SE	6,150	351,416
RWE AG NVS	3,375	273,959
Volkswagen AG	3,150	256,571

		1,535,617
ITALY – 0.11%
Intesa Sanpaolo SpA RNC	61,221	181,889
Telecom Italia SpA RNC	387,975	454,871

		636,760

TOTAL PREFERRED STOCKS (Cost: $10,951,064)		11,961,784

WARRANTS – 0.00%

ITALY – 0.00%
Mediobanca SpA
(Expires 3/18/11)[a]	26,404	4,276

		4,276

TOTAL WARRANTS (Cost: $0)		4,276

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.26%

MONEY MARKET FUNDS – 1.26%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[f,g,h]	5,881,330	$5,881,330
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[f,g,h]	997,436	997,436
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[f,g]	453,449	453,449

		7,332,215

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,332,215)		7,332,215

TOTAL INVESTMENTS IN
SECURITIES – 101.12%
(Cost: $561,290,553)		590,251,562

Other Assets, Less Liabilities – (1.12)%		(6,533,495)

NET ASSETS – 100.00%		$583,718,067

NVDR – Non-Voting Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Security valued using Level 3 inputs. See Note 1.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 98.79%

CHINA – 26.72%
Agile Property Holdings Ltd.[a]	2,360,000	$2,981,187
Air China Ltd. Class Ha,b	2,360,000	1,975,302
Alibaba.com Ltd.	472,000	1,069,702
Aluminum Corp. of China Ltd. Class Ha,b	2,832,000	2,859,022
Angang New Steel Co. Ltd. Class Ha	1,416,000	2,468,824
Anhui Conch Cement Co. Ltd. Class Ha	472,000	2,613,477
Bank of China Ltd. Class H	24,544,000	11,851,814
Bank of Communications Co. Ltd. Class H	3,540,000	3,596,570
Beijing Capital International Airport Co. Ltd. Class Hb	944,000	536,067
Beijing Enterprises Holdings Ltd.[a]	472,000	3,291,157
Belle International Holdings Ltd.	2,124,000	2,415,035
BYD Co. Ltd. Class Ha,b	472,000	3,458,299
China Agri-Industries Holdings Ltd.	2,832,000	3,887,395
China BlueChemical Ltd. Class H	2,867,500	1,868,367
China CITIC Bank Class Ha	4,486,000	3,021,128
China Coal Energy Co. Class H	2,832,000	4,339,587
China Communications Construction Co. Ltd. Class Ha	1,215,000	1,134,286
China Construction Bank Corp. Class H	20,768,000	15,992,047
China COSCO Holdings Co. Ltd. Class H	2,478,000	2,954,748
China Dongxiang (Group) Co. Ltd.	1,652,000	1,072,133
China Everbright Ltd.[a]	1,888,000	4,473,300
China High Speed Transmission Equipment Group Co. Ltd.	483,000	967,754
China Life Insurance Co. Ltd. Class H	4,012,000	17,900,797
China Mengniu Dairy Co. Ltd.[b]	944,000	2,917,370
China Merchants Bank Co. Ltd. Class H	2,135,100	4,965,285
China Mobile Ltd.	3,186,000	30,256,313

Security	Shares	Value
China Oilfield Services Ltd. Class H	2,360,000	$2,820,124
China Overseas Land & Investment Ltd.	2,897,760	5,194,095
China Petroleum & Chemical Corp. Class H	11,800,000	9,283,921
China Railway Construction Corp. Ltd. Class H	2,006,000	2,541,758
China Railway Group Ltd. Class Hb	2,832,000	2,053,099
China Resources Enterprise Ltd.	944,000	3,111,861
China Resources Land Ltd.[a]	1,416,000	2,567,285
China Resources Power Holdings Co. Ltd.	1,014,400	1,969,785
China Shenhua Energy Co. Ltd. Class H	2,006,000	8,627,513
China Shipping Container Lines Co. Ltd. Class Ha,b	8,024,000	3,048,043
China Shipping Development Co. Ltd. Class H	1,416,000	2,242,728
China Taiping Insurance Holdings Co. Ltd.[b]	944,000	2,984,226
China Travel International Investment Hong Kong Ltd.[a]	6,608,000	1,642,236
China Unicom (Hong Kong) Ltd.	944,000	1,068,487
China Yurun Food Group Ltd.	708,000	1,987,458
CNOOC Ltd.	10,148,000	14,426,392
CNPC (Hong Kong) Ltd.	4,720,000	5,889,440
Country Garden Holdings Co. Ltd.[a]	2,832,000	929,912
Datang International Power Generation Co. Ltd. Class Ha	2,832,000	1,214,355
Denway Motors Ltd.	8,496,000	4,868,361
Dongfang Electric Corp. Ltd. Class H	472,000	2,343,012
Dongfeng Motor Group Co. Ltd. Class H	3,776,000	4,949,804
Fosun International Ltd.[a]	3,422,000	2,423,544
Franshion Properties (China) Ltd.[a]	1,422,000	470,588
Fushan International Energy Group Ltd.	948,000	819,104

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2010

Security	Shares	Value
GOME Electrical Appliances Holdings Ltd.[b]	3,540,160	$1,253,614
Guangdong Investment Ltd.	2,360,000	1,209,493
Guangzhou R&F Properties Co. Ltd. Class H	1,038,400	1,476,189
Harbin Power Equipment Co. Ltd. Class H	1,416,000	1,143,244
Hengan International Group Co. Ltd.	472,000	3,160,484
Huaneng Power International Inc. Class Ha	898,000	507,632
Industrial and Commercial Bank of China Ltd. Class H	25,596,000	18,786,902
Jiangsu Expressway Co. Ltd. Class H	472,000	422,411
Jiangxi Copper Co. Ltd. Class Ha	1,888,000	3,812,029
Kingboard Chemical Holdings Co. Ltd.	354,000	1,517,944
Lenovo Group Ltd.[a]	6,136,000	4,242,949
Li Ning Co. Ltd.[a]	944,000	2,880,902
Maanshan Iron & Steel Co. Ltd. Class Ha,b	2,832,000	1,713,955
Parkson Retail Group Ltd.[a]	1,062,000	1,821,533
PetroChina Co. Ltd. Class H	12,744,000	14,440,979
PICC Property and Casualty Co. Ltd. Class Ha,b	1,888,000	1,718,817
Ping An Insurance (Group) Co. of China Ltd. Class H	590,000	4,619,168
Shanghai Electric Group Co. Ltd. Class Ha	4,720,000	2,066,470
Shanghai Industrial Holdings Ltd.	236,000	1,101,611
Shimao Property Holdings Ltd.	1,062,000	1,641,020
Shui On Land Ltd.	2,843,800	1,354,905
Sino-Ocean Land Holdings Ltd.	3,776,000	3,087,549
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha,b	2,832,000	995,552
Soho China Ltd.	4,602,000	2,257,770
Tencent Holdings Ltd.	708,000	13,237,564
Tingyi (Cayman Islands) Holding Corp.	1,888,000	4,084,317
Tsingtao Brewery Co. Ltd. Class H	472,000	2,352,129

Security	Shares	Value
Want Want China Holdings Ltd.	1,416,000	$908,031
Yanzhou Coal Mining Co. Ltd. Class H	2,360,000	4,692,103
Zhejiang Expressway Co. Ltd. Class H	944,000	824,157
Zijin Mining Group Co. Ltd. Class H	3,424,000	2,799,727

		330,475,247
HONG KONG – 11.66%
ASM Pacific Technology Ltd.	118,000	980,054
Bank of East Asia Ltd.	1,557,600	5,355,196
BOC Hong Kong (Holdings) Ltd.	2,360,000	4,953,450
Cathay Pacific Airways Ltd.[b]	708,000	1,166,948
Cheung Kong (Holdings) Ltd.	472,000	5,594,664
Chinese Estates Holdings Ltd.	1,416,000	2,290,135
CLP Holdings Ltd.	944,000	6,381,746
Esprit Holdings Ltd.	590,290	4,188,179
Foxconn International Holdings Ltd.[b]	708,000	753,958
Hang Lung Group Ltd.	944,000	4,254,497
Hang Lung Properties Ltd.	1,180,000	4,026,578
Hang Seng Bank Ltd.	377,600	5,304,750
Henderson Land Development Co. Ltd.	472,000	2,987,265
Hong Kong Aircraft Engineering Co. Ltd.	188,800	2,399,536
Hong Kong and China Gas Co. Ltd. (The)	2,124,000	4,644,088
Hong Kong Exchanges and Clearing Ltd.	826,000	14,071,750
Hongkong Electric Holdings Ltd.	354,000	1,980,620
Hopewell Holdings Ltd.	944,000	2,874,825
Huabao International Holdings Ltd.[a]	1,180,000	1,200,376
Hutchison Whampoa Ltd.	708,000	4,845,569
Hysan Development Co. Ltd.	1,180,000	2,929,525
Kerry Properties Ltd.	590,000	2,636,269
Li & Fung Ltd.	1,888,000	8,654,863
Lifestyle International Holdings Ltd.	1,416,000	2,348,483
Link REIT (The)	2,124,000	5,119,984
Mongolia Energy Corp. Ltd.[b]	1,180,000	580,435

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2010

Security	Shares	Value
MTR Corp. Ltd.	472,000	$1,534,658
New World Development Co. Ltd.	2,124,000	3,500,843
NWS Holdings Ltd.	1,180,000	1,929,718
Orient Overseas International Ltd.	472,000	3,239,496
Shangri-La Asia Ltd.	2,360,000	4,126,862
Sino Land Co. Ltd.	1,416,000	2,348,482
Sun Hung Kai Properties Ltd.	472,000	6,096,087
Swire Pacific Ltd. Class A	236,000	2,578,529
Television Broadcasts Ltd.	472,000	2,212,339
Wharf (Holdings) Ltd. (The)	708,000	3,519,077
Wheelock and Co. Ltd.	944,000	2,467,608
Wing Hang Bank Ltd.	354,000	2,985,745
Yue Yuen Industrial (Holdings) Ltd.	1,652,000	5,147,942

		144,211,129
INDIA – 10.34%
HDFC Bank Ltd. SP ADR	259,600	30,710,680
ICICI Bank Ltd. SP ADR	524,864	18,517,202
Infosys Technologies Ltd. SP ADR	511,648	26,559,648
Mahanagar Telephone Nigam Ltd. SP ADR	660,800	2,002,224
Reliance Industries Ltd. SP GDR[c]	703,342	32,002,061
Satyam Computer Services Ltd. SP ADR[b]	233,375	1,141,204
Wipro Ltd. SP ADR[a]	864,468	17,021,375

		127,954,394
INDONESIA – 4.12%
PT Aneka Tambang Tbk	4,740,000	1,077,273
PT Astra Agro Lestari Tbk	829,500	2,115,890
PT Astra International Tbk	1,896,000	7,289,968
PT Bank Central Asia Tbk	7,060,000	3,775,401
PT Bank Danamon Indonesia Tbk	3,436,500	1,782,569
PT Bank Mandiri Tbk	5,408,000	2,704,000
PT Bank Rakyat Indonesia Tbk	3,638,000	2,976,545
PT Bumi Resources Tbk	10,546,500	2,791,721
PT Indocement Tunggal Prakarsa Tbk	2,607,000	3,764,118
PT Indofood Sukses MakmurTbk	9,184,000	3,536,086
PT International Nickel Indonesia Tbk	2,694,000	1,030,059

Security	Shares	Value
PT Perusahaan Gas Negara Tbk	8,240,000	$3,326,845
PT Semen Gresik (Persero) Tbk	3,284,000	2,809,840
PT Tambang Batubara Bukit Asam Tbk	2,576,000	4,738,738
PT Unilever Indonesia Tbk	1,066,500	1,288,925
PT United Tractors Tbk	3,318,333	5,980,097

		50,988,075
PHILIPPINE ISLANDS – 1.14%
Ayala Corp.	174,240	1,086,658
Ayala Land Inc.	1,185,000	267,581
Banco de Oro Unibank Inc.	1,294,000	1,001,806
Bank of the Philippine Islands	1,388,400	1,358,542
Energy Development Corp.	12,093,000	1,235,307
Jollibee Foods Corp.	5,664,300	6,395,177
Manila Electric Co.	367,950	1,281,890
Metropolitan Bank & Trust Co.	1,671,600	1,509,832

		14,136,793
SINGAPORE – 8.38%
Ascendas Real Estate Investment Trust	1,721,535	2,379,183
CapitaLand Ltd.	1,888,500	5,192,955
CapitaMall Trust Management Ltd.	3,111,800	3,746,353
City Developments Ltd.	472,000	3,604,516
ComfortDelGro Corp. Ltd.	2,360,000	2,673,125
COSCO Corp. (Singapore) Ltd.[a]	2,124,000	1,906,493
DBS Group Holdings Ltd.	472,500	4,806,625
Fraser and Neave Ltd.	1,652,000	4,895,686
Genting Singapore PLC[a,b]	6,468,600	4,884,570
Golden Agri-Resources Ltd.[b]	7,324,707	2,713,338
Jardine Cycle & Carriage Ltd.	236,000	4,253,464
Keppel Corp. Ltd.	944,000	5,628,694
Neptune Orient Lines Ltd.[a]	1,652,000	2,035,947
Noble Group Ltd.	1,888,000	3,873,510
Olam International Ltd.[a]	1,652,000	2,812,666
Oversea-Chinese Banking Corp. Ltd.	1,416,000	8,261,471
SembCorp Industries Ltd.	1,180,000	2,967,337
SembCorp Marine Ltd.	2,124,000	5,023,459
Singapore Exchange Ltd.	944,000	5,373,150
Singapore Press Holdings Ltd.[a]	190,000	500,801
Singapore Technologies Engineering Ltd.	3,068,000	6,753,425

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2010

Security	Shares	Value
Singapore Telecommunications Ltd.	2,360,000	$5,060,445
United Overseas Bank Ltd.	708,000	9,159,238
UOL Group Ltd.	708,000	1,886,319
Wilmar International Ltd.	708,000	3,323,754

		103,716,524
SOUTH KOREA – 18.86%
KB Financial Group Inc. SP ADR[b]	688,652	29,432,986
Korea Electric Power Corp. SP ADR[b]	1,467,698	23,850,092
KT Corp. SP ADR[b]	1,169,144	24,704,013
LG Display Co. Ltd. SP ADR[b]	723,173	11,729,866
POSCO SP ADR	304,676	34,413,154
Samsung Electronics Co. Ltd. SP GDR[a,d]	180,104	62,135,880
Shinhan Financial Group Co. Ltd. SP ADR	465,932	32,279,769
SK Telecom Co. Ltd. SP ADR	853,848	14,797,186

		233,342,946
TAIWAN – 14.80%
Advanced Semiconductor Engineering Inc. SP ADR	1,632,263	6,365,826
AU Optronics Corp. SP ADR	1,419,340	15,527,580
Chunghwa Telecom Co. Ltd. SP ADR	1,845,091	35,019,827
Hon Hai Precision Industry Co. Ltd. SP GDR[d]	2,495,748	22,960,882
Siliconware Precision Industries Co. Ltd. SP ADR	2,257,104	15,235,452
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	5,442,066	55,291,391
United Microelectronics Corp. SP ADR[a,b]	9,310,273	32,679,058

		183,080,016
THAILAND – 2.77%
Bangkok Bank PCL NVDR	308,225	1,049,237
Bank of Ayudhya PCL NVDR	3,536,000	2,077,180
Banpu PCL NVDR	355,500	5,654,586
BEC World PCL NVDR	3,040,400	2,198,211

Security	Shares	Value
CP All PCL NVDR	5,656,000	$3,918,903
Glow Energy PCL NVDR	379,200	354,126
IRPC PCL NVDR	8,960,000	1,176,852
Kasikornbank PCL NVDR	1,130,675	2,810,082
Krung Thai Bank PCL NVDR	4,645,200	1,343,393
Land and Houses PCL NVDR	21,834,325	3,584,789
PTT Aromatics & Refining PCL NVDR	1,884,000	1,396,186
PTT Chemical PCL NVDR	72,100	184,078
PTT Exploration & Production PCL NVDR	1,058,000	4,207,140
Thai Oil PCL NVDR	953,300	1,170,266
TMB Bank PCL NVDR[b]	81,772,800	3,128,527

		34,253,556

TOTAL COMMON STOCKS (Cost: $1,096,334,341)		1,222,158,680

EXCHANGE-TRADED FUNDS – 1.09%
iShares MSCI Malaysia Index Fund[e]	1,276,215	13,464,068

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $9,778,154)		13,464,068

SHORT-TERM INVESTMENTS – 5.73%

MONEY MARKET FUNDS – 5.73%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[e,f,g]	60,105,131	60,105,131
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[e,f,g]	10,193,451	10,193,451
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[e,f]	590,814	590,814

		70,889,396

TOTAL SHORT-TERM INVESTMENTS
(Cost: $70,889,396)		70,889,396

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2010

Value
TOTAL INVESTMENTS IN
SECURITIES – 105.61%
(Cost: $1,177,001,891)	$1,306,512,144

Other Assets, Less Liabilities – (5.61)%	(69,436,377)

NET ASSETS – 100.00%	$1,237,075,767

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.35%

AUSTRALIA – 7.83%
Alumina Ltd.[a]	526,140	$720,196
Aristocrat Leisure Ltd.	77,040	271,854
Arrow Energy Ltd.[a]	158,940	555,206
Asciano Group[a]	705,300	1,072,009
ASX Ltd.	47,820	1,448,564
BHP Billiton Ltd.	867,660	30,386,052
Billabong International Ltd.	39,180	364,967
Boral Ltd.	44,700	211,769
Coca-Cola Amatil Ltd.	144,240	1,401,310
Cochlear Ltd.	14,700	814,018
Computershare Ltd.	119,945	1,237,778
CSL Ltd.	152,580	4,228,654
Energy Resources of Australia Ltd.	18,780	349,710
Fortescue Metals Group Ltd.[a]	326,340	1,314,005
Harvey Norman Holdings Ltd.	145,080	474,552
Insurance Australia Group Ltd.	474,480	1,598,400
James Hardie Industries NVa	97,140	647,572
Leighton Holdings Ltd.	35,760	1,214,198
Macquarie Group Ltd.	41,520	1,851,157
MAp Group	67,740	167,386
Newcrest Mining Ltd.	125,940	3,529,524
Nufarm Ltd.	22,560	204,134
Origin Energy Ltd.	233,160	3,320,053
OZ Minerals Ltd.[a]	799,200	756,543
Paladin Energy Ltd.[a]	86,700	280,510
Rio Tinto Ltd.	113,043	6,832,523
Santos Ltd.	112,260	1,315,131
Sims Metal Management Ltd.	37,200	707,596
Sonic Healthcare Ltd.	50,520	637,198
Toll Holdings Ltd.	115,440	882,436
Transurban Group	296,460	1,378,149
Westpac Banking Corp.	765,180	16,227,908
Woodside Petroleum Ltd.	140,483	5,285,676
Woolworths Ltd.	314,889	7,237,932
WorleyParsons Ltd.	40,939	858,408

		99,783,078
AUSTRIA – 0.23%
IMMOEAST AGa	119,100	581,056
Oesterreichische Elektrizitaetswirtschafts AG Class A	25,020	1,049,556

Security	Shares	Value
Raiffeisen International Bank Holding AG	18,120	$906,188
Vienna Insurance Group AG	7,080	341,674

		2,878,474
BELGIUM – 0.93%
Anheuser-Busch InBev NV	190,800	9,587,069
Colruyt SA	5,340	1,305,588
Umicore	30,840	960,414

		11,853,071
DENMARK – 1.65%
A.P. Moller - Maersk A/S Class A	120	913,505
A.P. Moller - Maersk A/S Class B	300	2,378,406
Coloplast A/S Class B	4,140	452,104
Danske Bank A/Sa	119,460	2,887,850
DSV A/Sa	54,736	983,970
Novo Nordisk A/S Class B	113,160	7,720,807
Novozymes A/S Class B	12,609	1,303,986
Topdanmark A/Sa	5,110	625,759
TrygVesta A/S	4,620	283,740
Vestas Wind Systems A/Sa	53,585	2,859,827
William Demant Holding A/Sa	7,140	560,729

		20,970,683
FINLAND – 0.34%
Kone OYJ Class B	42,600	1,730,763
Nokian Renkaat OYJ	29,045	708,109
Sampo OYJ Class A	60,780	1,481,800
Stora Enso OYJ Class Ra	67,980	422,176

		4,342,848
FRANCE – 7.80%
Accor SA	16,860	857,705
Aeroports de Paris	8,782	689,792
Alcatel-Lucent[a]	348,540	1,191,755
ALSTOM	53,400	3,607,254
Atos Origin SAa	2,972	139,398
BioMerieux SA	1,920	211,788
BNP Paribas	160,260	11,616,589
Bureau Veritas SA	12,840	623,751
Cap Gemini SA	37,860	1,697,897
Carrefour SA	105,900	5,201,896
Christian Dior SA	17,400	1,770,352
CNP Assurances SA	2,280	202,853

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2010

Security	Shares	Value
Compagnie Generale de Geophysique-Veritas[a]	34,980	$873,223
Compagnie Generale des Etablissements Michelin Class B	36,240	2,836,435
Credit Agricole SA	122,940	1,954,872
Danone SA	144,312	8,313,306
Dassault Systemes SA	17,107	991,181
Electricite de France[b]	60,600	3,287,535
Eramet	1,380	420,742
Essilor International SA	53,760	3,146,242
Eutelsat Communications	8,880	288,450
Hermes International	13,980	1,936,349
Icade	6,000	582,194
Iliad SA	3,240	361,491
JCDecaux SAa	7,920	204,756
L’Air Liquide SA	65,348	6,993,037
Legrand SA	18,720	543,685
L’Oreal SA	62,880	6,681,734
LVMH Moet Hennessy Louis Vuitton SA	65,100	7,154,708
Natixis[a]	232,500	1,089,061
Neopost SA	9,240	740,278
Pernod Ricard SA	53,660	4,349,035
PSA Peugeot Citroen SAa	18,120	595,269
Publicis Groupe SA	29,520	1,221,708
Renault SAa	46,680	2,222,887
Safran SA	52,440	1,033,930
SCOR SE	10,920	254,539
SES SA FDR	80,280	1,773,089
Societe BIC	6,300	450,269
Societe des Autoroutes Paris-Rhin-Rhone[a]	2,400	176,802
Societe Generale	106,860	6,268,711
Societe Television Francaise 1	9,060	157,601
Sodexo[a]	27,068	1,492,511
STMicroelectronics NV	161,901	1,339,179
Suez Environnement SA	63,360	1,446,064
Thales SA	8,700	397,059

		99,388,962

Security	Shares	Value
GERMANY – 5.67%
Adidas AG	53,340	$2,736,505
Bayer AG	209,280	14,391,720
Bayerische Motoren Werke AG	86,820	3,736,112
Beiersdorf AG	24,060	1,413,769
Commerzbank AGa	188,760	1,478,963
Daimler AG Registered	229,920	10,681,871
Deutsche Boerse AG	52,140	3,446,043
Deutsche Postbank AGa	24,000	737,730
Fraport AG	3,720	189,968
Fresenius Medical Care AG & Co. KGaA	51,132	2,603,683
GEA Group AG	46,380	954,095
HeidelbergCement AG	35,940	2,186,522
Henkel AG & Co. KGaA	39,120	1,717,429
Hochtief AG	10,391	779,054
Infineon Technologies AGa	283,313	1,582,646
K+S AG	44,882	2,546,504
Linde AG	39,780	4,390,201
Merck KGaA	16,500	1,479,484
METRO AG	16,620	915,260
Puma AG	1,624	499,423
QIAGEN NVa	52,500	1,152,234
SAP AG	223,680	10,284,705
SolarWorld AGb	23,280	396,224
Suedzucker AG	18,722	436,270
United Internet AG Registered[a]	27,300	404,311
Volkswagen AG	7,440	654,393
Wacker Chemie AG	4,020	530,822

		72,325,941
GREECE – 0.50%
Coca-Cola Hellenic Bottling Co. SA SP ADR	63,774	1,477,006
Hellenic Telecommunications Organization SA SP ADR	170,684	1,174,306
National Bank of Greece SA SP ADR	820,933	3,661,361

		6,312,673
HONG KONG – 2.23%
ASM Pacific Technology Ltd.	60,000	498,332
Bank of East Asia Ltd.	372,000	1,278,976
BOC Hong Kong (Holdings) Ltd.	900,000	1,889,028

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2010

Security	Shares	Value
Cathay Pacific Airways Ltd.[a]	180,000	$296,682
Chinese Estates Holdings Ltd.	180,000	291,119
Esprit Holdings Ltd.[b]	283,330	2,010,261
Foxconn International Holdings Ltd.[a]	600,000	638,947
Hang Lung Properties Ltd.	600,000	2,047,412
Hong Kong Aircraft Engineering Co. Ltd.	24,000	305,026
Hong Kong and China Gas Co. Ltd. (The)	960,930	2,101,056
Hong Kong Exchanges and Clearing Ltd.	270,000	4,599,724
Kerry Properties Ltd.	180,000	804,285
Li & Fung Ltd.	611,200	2,801,829
Lifestyle International Holdings Ltd.	120,000	199,024
MTR Corp. Ltd.	180,000	585,251
New World Development Co. Ltd.	540,000	890,045
Sands China Ltd.[a]	504,000	712,592
Shangri-La Asia Ltd.[b]	368,000	643,511
Sun Hung Kai Properties Ltd.	366,000	4,727,050
Swire Pacific Ltd. Class A	60,000	655,558
Wing Hang Bank Ltd.[b]	60,000	506,059

		28,481,767
IRELAND – 0.52%
CRH PLC	179,820	4,378,963
Elan Corp. PLC[a]	127,089	967,674
Kerry Group PLC Class A	43,275	1,288,896

		6,635,533
ITALY – 1.60%
Assicurazioni Generali SpA	291,180	6,989,612
Atlantia SpA	48,180	1,214,126
Autogrill SpA[a]	42,908	526,025
Banca Monte dei Paschi di Siena SpA	425,940	695,049
Banca Popolare di Milano Scrl	84,720	555,811
Fiat SpA[a]	132,360	1,680,601
Italcementi SpA	11,280	141,029
Luxottica Group SpA	35,640	939,237
Mediobanca SpA[a]	74,718	825,122
Mediolanum SpA	54,420	307,103
Pirelli & C. SpA[a]	503,280	295,903

Security	Shares	Value
Prysmian SpA	28,386	$520,019
Saipem SpA	71,940	2,353,835
Tenaris SA	124,080	2,799,107
Terna SpA	135,780	550,140

		20,392,719
JAPAN – 21.70%
ABC-Mart Inc.	6,000	184,656
Advantest Corp.	18,000	447,344
AEON Mall Co. Ltd.	19,600	357,169
Aisin Seiki Co. Ltd.	48,000	1,268,634
Ajinomoto Co. Inc.	60,000	567,205
All Nippon Airways Co. Ltd.	120,000	348,133
Asahi Breweries Ltd.	96,000	1,858,474
Asahi Glass Co. Ltd.	240,000	2,398,544
Asahi Kasei Corp.	300,000	1,489,162
ASICS Corp.	26,000	256,401
Benesse Holdings Inc.	18,000	754,509
Bridgestone Corp.	150,000	2,394,242
Canon Inc.	132,000	5,147,206
Central Japan Railway Co.	427	3,127,549
Chiyoda Corp.	60,000	546,026
Chugai Pharmaceutical Co. Ltd.	60,000	1,066,902
Chugoku Bank Ltd. (The)	60,000	763,775
Chugoku Electric Power Co. Inc. (The)	66,000	1,292,262
Dai Nippon Printing Co. Ltd.	120,000	1,640,064
Daido Steel Co. Ltd.	60,000	218,410
Daihatsu Motor Co. Ltd.	60,000	573,824
Daikin Industries Ltd.	66,000	2,442,557
Daito Trust Construction Co. Ltd.	12,000	570,515
Dena Co. Ltd.	60	345,486
Denso Corp.	126,000	3,704,043
Dowa Holdings Co. Ltd.	60,000	333,572
East Japan Railway Co.	86,500	5,791,793
Elpida Memory Inc.[a]	30,000	529,811
FamilyMart Co. Ltd.	12,000	377,916
Fanuc Ltd.	49,500	4,728,587
Fast Retailing Co. Ltd.	12,300	2,037,902
Fuji Heavy Industries Ltd.[a]	120,000	562,572
FUJIFILM Holdings Corp.	108,000	3,446,517
Fujitsu Ltd.	480,000	2,943,908
Furukawa Electric Co. Ltd.	120,000	581,104

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2010

Security	Shares	Value
GS Yuasa Corp.[b]	120,000	$767,746
Hankyu Hanshin Holdings Inc.	363,000	1,669,748
Hirose Electric Co. Ltd.	6,600	704,010
Hiroshima Bank Ltd. (The)	180,000	708,841
Hisamitsu Pharmaceutical Co. Inc.	18,000	647,289
Hitachi Construction Machinery Co. Ltd.	30,500	641,255
Hitachi High-Technologies Corp.	18,000	362,363
Hitachi Ltd.[a]	240,000	823,341
Hitachi Metals Ltd.	60,000	579,781
Hokuhoku Financial Group Inc.	240,000	497,711
Hokuriku Electric Power Co.	54,000	1,166,908
Honda Motor Co. Ltd.	420,000	14,246,318
Hoya Corp.	114,000	3,043,186
IBIDEN Co. Ltd.	36,000	1,231,041
IHI Corp.[a]	360,000	555,954
INPEX Corp.	240	1,747,284
Isuzu Motors Ltd.[a]	120,000	254,150
Iyo Bank Ltd. (The)	60,000	494,402
JAFCO Co. Ltd.	12,200	300,643
Japan Steel Works Ltd. (The)	60,000	735,977
Japan Tobacco Inc.	1,200	4,328,498
JFE Holdings Inc.	120,000	4,182,891
JGC Corp.	61,000	1,137,168
JSR Corp.	48,800	959,797
JTEKT Corp.	36,000	409,420
Jupiter Telecommunications Co. Ltd.	360	359,384
Kao Corp.	126,000	3,022,999
Kawasaki Heavy Industries Ltd.	420,000	1,079,477
Kawasaki Kisen Kaisha Ltd.[a]	60,000	212,454
Keihin Electric Express Railway Co. Ltd.	136,000	1,042,634
Keio Corp.	60,000	377,254
Keyence Corp.	12,025	2,763,011
Kikkoman Corp.	60,000	700,899
Kintetsu Corp.	300,000	1,032,486
Kobe Steel Ltd.[a]	660,000	1,179,416
Komatsu Ltd.	240,000	4,818,267
Konica Minolta Holdings Inc.	64,500	657,416
Kurita Water Industries Ltd.	30,000	929,237
Kyocera Corp.	18,000	1,628,151

Security	Shares	Value
Kyowa Hakko Kirin Co. Ltd.	60,000	$623,463
Lawson Inc.	18,000	814,075
Makita Corp.	24,000	799,515
Maruichi Steel Tube Ltd.	6,100	110,218
Matsui Securities Co. Ltd.	36,000	245,017
McDonald’s Holdings Co. (Japan) Ltd.	30,000	607,578
Medipal Holdings Corp.	18,000	225,161
Minebea Co. Ltd.	60,000	317,688
Mitsubishi Chemical
Holdings Corp.	300,000	1,247,587
Mitsubishi Electric Corp.[a]	540,000	4,211,351
Mitsubishi Estate Co. Ltd.	305,000	4,938,944
Mitsubishi Heavy Industries Ltd.	780,000	2,718,879
Mitsubishi Materials Corp.[a]	240,000	622,139
Mitsubishi Motors Corp.[a]	1,020,000	1,406,431
Mitsubishi Rayon Co. Ltd.	60,000	248,194
Mitsubishi UFJ Financial Group Inc.	1,134,000	5,854,194
Mitsui Engineering & Shipbuilding Co. Ltd.	120,000	289,890
Mitsui Fudosan Co. Ltd.	204,500	3,462,661
Mitsumi Electric Co. Ltd.	18,000	312,724
Mizuho Trust & Banking Co. Ltd.[a]	480,000	481,827
Murata Manufacturing Co. Ltd.	48,000	2,628,868
NGK Insulators Ltd.	60,000	1,303,844
NGK Spark Plug Co. Ltd.	60,000	695,604
NHK Spring Co. Ltd.	60,000	521,538
Nidec Corp.	30,900	3,030,180
Nikon Corp.	73,000	1,498,572
Nippon Electric Glass Co. Ltd.	68,500	964,161
Nippon Mining Holdings Inc.	60,000	258,783
Nippon Sheet Glass Co. Ltd.	180,000	464,619
Nippon Steel Corp.	1,260,000	4,572,721
Nissan Chemical Industries Ltd.	61,000	802,074
Nissan Motor Co. Ltd.[a]	330,000	2,679,168
Nissha Printing Co. Ltd.	6,000	253,489
Nisshin Steel Co. Ltd.	180,000	305,775
Nissin Foods Holdings Co. Ltd.	18,000	592,687
Nitori Co. Ltd.	12,200	920,501
Nitto Denko Corp.	42,000	1,609,950
NOK Corp.	24,000	356,340

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2010

Security	Shares	Value
Nomura Real Estate Holdings Inc.	24,000	$359,517
Nomura Research Institute Ltd.	30,500	680,619
NSK Ltd.	120,000	869,671
NTT Data Corp.	366	1,134,477
NTT Urban Development Corp.	360	264,078
Odakyu Electric Railway Co. Ltd.	186,000	1,505,973
Olympus Corp.	30,000	896,807
Omron Corp.	42,000	833,468
Oriental Land Co. Ltd.	12,900	882,246
Osaka Gas Co. Ltd.	180,000	631,405
Otsuka Corp.	1,600	87,188
Panasonic Corp.	186,000	2,917,567
Panasonic Electric Works Co. Ltd.	120,000	1,313,110
Rakuten Inc.[a]	1,885	1,536,611
Ricoh Co. Ltd.	180,000	2,569,301
Rinnai Corp.	12,000	559,925
Santen Pharmaceutical Co. Ltd.	18,000	564,095
SANYO Electric Co. Ltd.[a]	427,000	715,945
Secom Co. Ltd.	54,000	2,409,464
Seven & I Holdings Co. Ltd.	198,000	4,317,975
Seven Bank Ltd.	180	374,475
Sharp Corp.	180,000	2,152,336
Shikoku Electric Power Co. Inc.	30,000	818,046
Shimadzu Corp.	60,000	396,448
Shimamura Co. Ltd.	6,100	533,594
Shimano Inc.	18,000	735,646
Shimizu Corp.	60,000	227,676
Shin-Etsu Chemical Co. Ltd.	109,500	5,713,254
Shinko Electric Industries Co. Ltd.	18,200	245,732
Shionogi & Co. Ltd.	77,000	1,583,233
Shiseido Co. Ltd.	72,000	1,475,660
Shizuoka Bank Ltd. (The)	180,000	1,552,700
Showa Denko K.K.	120,000	244,884
SMC Corp.	12,700	1,531,201
SoftBank Corp.	198,000	5,025,625
Sony Corp.	174,000	5,777,288
Sony Financial Holdings Inc.	244	666,152
Square Enix Holdings Co. Ltd.	12,000	239,325
Stanley Electric Co. Ltd.	36,000	687,000
Sumco Corp.[a]	30,000	515,581
Sumitomo Chemical Co. Ltd.	420,000	1,885,610
Sumitomo Electric Industries Ltd.	72,500	950,885

Security	Shares	Value
Sumitomo Heavy Industries Ltd.[a]	120,000	$614,197
Sumitomo Metal Industries Ltd.	900,000	2,472,009
Sumitomo Metal Mining Co. Ltd.	120,500	1,677,470
Sumitomo Realty & Development Co. Ltd.	104,000	1,848,150
Sumitomo Trust and Banking Co. Ltd. (The)	240,000	1,331,642
Suruga Bank Ltd.	60,000	528,818
Suzuki Motor Corp.	96,000	2,171,927
Sysmex Corp.	6,000	334,896
Taiyo Nippon Sanso Corp.	120,000	1,180,740
TDK Corp.	12,000	775,688
Teijin Ltd.	60,000	181,347
Terumo Corp.	42,000	2,344,272
THK Co. Ltd.	30,000	592,687
Tobu Railway Co. Ltd.	256,000	1,369,588
Toho Co. Ltd.	24,000	396,845
Toho Gas Co. Ltd.	60,000	313,717
Tohoku Electric Power Co. Inc.	54,000	1,084,110
Tokio Marine Holdings Inc.	186,000	5,006,232
Tokuyama Corp.	60,000	317,026
Tokyo Electron Ltd.	48,500	2,953,174
Tokyo Gas Co. Ltd.	600,000	2,422,371
Tokyu Corp.	300,000	1,211,185
Tokyu Land Corp.	61,000	229,452
Toppan Printing Co. Ltd.	60,000	522,861
Toray Industries Inc.	376,000	2,057,206
Toshiba Corp.[a]	540,000	2,960,454
Toyoda Gosei Co. Ltd.	18,300	504,660
Toyota Boshoku Corp.	18,000	394,132
Toyota Tsusho Corp.	24,000	365,871
Trend Micro Inc.[a]	30,500	1,127,075
Tsumura & Co.	18,000	567,867
Ube Industries Ltd.	250,000	645,304
Unicharm Corp.	12,000	1,135,734
Ushio Inc.	24,000	406,905
Yahoo! Japan Corp.	3,910	1,477,221
Yakult Honsha Co. Ltd.	30,000	867,354
Yamada Denki Co. Ltd.	24,150	1,547,753
Yamaha Motor Co. Ltd.[a]	18,000	245,215
Yamato Holdings Co. Ltd.	60,000	822,679
Yamato Kogyo Co. Ltd.	12,000	378,049

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2010

Security	Shares	Value
Yaskawa Electric Corp.	61,000	$503,988
Yokogawa Electric Corp.	24,000	193,260

		276,554,915
NETHERLANDS – 3.14%
AEGON NVa	398,580	2,429,872
ASML Holding NV	107,640	3,436,639
Fugro NV CVA	15,660	937,053
Heineken Holding NV	21,900	926,895
Heineken NV	64,200	3,183,451
Koninklijke Ahold NV	317,400	4,014,207
Koninklijke KPN NV	437,460	7,290,490
Randstad Holding NVa	24,300	1,176,917
Reed Elsevier NV	85,380	1,036,023
Royal Vopak NVa	4,500	339,822
TNT NV	39,240	1,135,284
Unilever NV CVA	422,340	13,035,034
Wolters Kluwer NV	50,340	1,059,347

		40,001,034
NEW ZEALAND – 0.12%
Auckland International Airport Ltd.	175,320	237,313
Contact Energy Ltd.[a]	108,780	444,801
Fletcher Building Ltd.	34,140	191,105
Sky City Entertainment Group Ltd.	278,160	647,139

		1,520,358
NORWAY – 0.59%
Norsk Hydro ASA[a]	172,320	1,271,885
Renewable Energy Corp. ASA[a]	94,075	554,692
Seadrill Ltd.	73,680	1,703,996
Telenor ASA[a]	147,780	1,943,302
Yara International ASA	49,440	2,096,369

		7,570,244
PORTUGAL – 0.34%
BRISA - Auto-estradas de Portugal SA	71,952	687,067
EDP Renovaveis SAa	50,040	433,594
Energias de Portugal SA	305,880	1,220,628
Galp Energia SGPS SA Class B	26,100	419,189
Jeronimo Martins SGPS SA	44,820	432,657
Portugal Telecom SGPS SA Registered	115,080	1,199,666

		4,392,801

Security	Shares	Value
SINGAPORE – 1.37%
CapitaLand Ltd.	300,000	$824,933
City Developments Ltd.	189,000	1,443,334
ComfortDelGro Corp. Ltd.	420,000	475,726
Genting Singapore PLC[a,b]	1,200,000	906,144
Golden Agri-Resources Ltd.[a]	900,600	333,615
Noble Group Ltd.	360,000	738,593
Olam International Ltd.[b]	300,000	510,775
Oversea-Chinese Banking Corp. Ltd.	720,000	4,200,748
SembCorp Industries Ltd.	144,000	362,116
SembCorp Marine Ltd.	180,000	425,717
Singapore Exchange Ltd.	180,000	1,024,541
Singapore Press Holdings Ltd.[b]	240,000	632,591
Singapore Technologies Engineering Ltd.	480,000	1,056,598
Singapore Telecommunications Ltd.	1,320,000	2,830,419
Wilmar International Ltd.	300,000	1,408,370
Yangzijiang Shipbuilding (Holdings) Ltd.	360,000	271,843

		17,446,063
SPAIN – 3.48%
Abertis Infraestructuras SA	76,931	1,568,667
Acciona SA	7,200	876,369
Acerinox SA	14,940	283,869
Actividades de Construcciones y Servicios SA	40,500	1,924,657
Banco de Valencia SA	44,534	339,831
Bankinter SA	83,365	749,815
Enagas SA	46,860	977,322
Ferrovial SA	91,846	966,396
Gamesa Corporacion Tecnologica SA	51,360	754,212
Grifols SA	34,080	523,433
Iberdrola Renovables SA	245,883	1,097,066
Iberia Lineas Aereas de Espana SAa	91,740	280,913
Indra Sistemas SA	40,800	891,197
Industria de Diseno Textil SAb	58,330	3,699,893
Mapfre SA	223,298	887,667
Red Electrica Corporacion SA	28,985	1,461,235

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2010

Security	Shares	Value
Telefonica SA	1,091,220	$26,338,212
Zardoya Otis SA	36,960	689,933

		44,310,687
SWEDEN – 3.24%
Alfa Laval AB	93,240	1,285,298
Assa Abloy AB Class B	59,400	1,039,706
Atlas Copco AB Class A	177,360	2,444,879
Atlas Copco AB Class B	104,100	1,276,187
Electrolux AB Class Ba	63,420	1,521,271
Getinge AB Class B	51,960	1,123,934
Hennes & Mauritz AB Class B	128,580	7,662,537
Husqvarna AB Class Ba	116,340	804,241
Investor AB Class B	129,120	2,304,018
Lundin Petroleum ABa	59,831	462,094
Millicom International Cellular SA SDR	18,660	1,357,294
Nordea Bank AB	271,800	2,537,921
Sandvik AB	268,140	2,965,779
Scania AB Class B	59,160	737,747
Securitas AB Class B	83,460	817,957
Skandinaviska Enskilda Banken AB Class Aa	194,820	1,177,720
SKF AB Class B	112,020	1,757,799
Swedbank AB Class Aa	54,360	479,447
Swedish Match AB	63,488	1,345,620
Telefonaktiebolaget LM Ericsson Class B	481,260	4,775,627
Volvo AB Class A	110,940	946,739
Volvo AB Class B	287,040	2,461,270

		41,285,085
SWITZERLAND – 14.07%
ABB Ltd. Registered[a]	574,701	10,604,245
Actelion Ltd. Registered[a]	26,040	1,390,809
Adecco SA Registered	32,840	1,789,828
Aryzta AG	20,880	833,932
Compagnie Financiere Richemont SA Class A Bearer Units	91,080	3,127,878
Credit Suisse Group AG Registered	295,860	13,065,443
GAM Holding Ltd.	57,240	665,746
Geberit AG Registered	7,626	1,357,936
Givaudan SA Registered	2,050	1,690,992

Security	Shares	Value
Holcim Ltd. Registered[a]	61,500	$4,276,587
Julius Baer Group Ltd.	57,240	1,914,697
Kuehne & Nagel International AG Registered	16,083	1,573,055
Logitech International SA Registered[a]	43,140	741,987
Lonza Group AG Registered	12,420	891,351
Nestle SA Registered	896,340	42,942,008
Nobel Biocare Holding AG Registered	32,069	954,677
Novartis AG Registered	541,080	29,181,670
Pargesa Holding SA Bearer	6,300	532,819
Roche Holding AG Genusschein	180,911	30,635,247
Schindler Holding AG Participation Certificates	14,400	1,075,799
SGS SA Registered	1,270	1,651,807
Sonova Holding AG Registered	12,230	1,530,345
Straumann Holding AG Registered	2,181	583,993
Swatch Group AG (The) Bearer	8,095	2,147,199
Swatch Group AG (The) Registered	9,941	505,491
Swiss Life Holding AG Registered[a]	3,360	430,638
Swiss Reinsurance Co. Registered	57,300	2,528,245
Syngenta AG Registered	24,720	6,425,652
Synthes Inc.[b]	15,379	1,979,822
UBS AG Registered[a]	924,900	12,310,357

		179,340,255
UNITED KINGDOM – 22.00%
Admiral Group PLC	49,140	892,146
AMEC PLC	85,140	1,034,127
Anglo American PLC[a]	341,640	12,711,648
Antofagasta PLC	59,760	841,725
Associated British Foods PLC	44,220	625,677
Autonomy Corp. PLC[a]	58,260	1,455,417
BAE Systems PLC	331,440	1,874,781
Balfour Beatty PLC	59,580	255,289
BG Group PLC	874,260	16,243,600
BHP Billiton PLC	571,560	17,090,092
British Airways PLC[a,b]	88,200	291,426
British American Tobacco PLC	517,620	17,173,437
British Sky Broadcasting Group PLC	304,560	2,603,624
Bunzl PLC	85,565	856,248

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2010

Security	Shares	Value
Burberry Group PLC	119,520	$1,177,841
Cable & Wireless PLC	244,560	558,041
Cadbury PLC	342,120	4,536,463
Cairn Energy PLC[a]	351,600	1,831,063
Capita Group PLC	177,000	2,052,025
Carphone Warehouse Group PLC (The)	117,663	360,683
Centrica PLC	1,309,140	5,661,870
Cobham PLC	332,040	1,238,106
Compass Group PLC	492,660	3,381,165
Diageo PLC	656,460	11,097,666
Eurasian Natural Resources Corp.	71,820	1,046,117
Experian PLC	262,920	2,521,499
FirstGroup PLC	24,660	145,930
Fresnillo PLC	42,240	454,507
G4S PLC	326,408	1,323,281
GlaxoSmithKline PLC	1,333,980	26,003,534
ICAP PLC	142,928	850,151
Imperial Tobacco Group PLC	267,000	8,668,055
Inmarsat PLC	82,800	906,196
InterContinental Hotels Group PLC	76,980	1,110,792
International Power PLC	135,120	696,749
Invensys PLC	221,063	1,092,450
Investec PLC	103,920	709,881
J Sainsbury PLC	292,334	1,517,264
Johnson Matthey PLC	51,681	1,213,220
Kazakhmys PLC[a]	53,640	1,047,764
Kingfisher PLC	569,220	1,936,427
Liberty International PLC	120,372	881,480
Lloyds Banking Group PLC[a]	6,422,400	5,269,122
London Stock Exchange Group PLC	38,640	397,196
Lonmin PLC[a]	42,600	1,233,499
Man Group PLC	284,400	1,080,062
Marks & Spencer Group PLC	189,900	1,061,384
National Grid PLC	215,160	2,175,514
Next PLC	51,360	1,618,004
Petrofac Ltd.	48,350	747,644
Randgold Resources Ltd.	23,820	1,676,772
Reckitt Benckiser Group PLC	158,702	8,280,141
Reed Elsevier PLC	296,416	2,374,885
Rio Tinto PLC	354,600	17,608,860

Security	Shares	Value
Rolls-Royce Group PLC[a]	454,920	$3,497,568
Royal Bank of Scotland Group PLC[a]	1,602,840	829,590
SABMiller PLC	242,823	6,657,494
Sage Group PLC (The)	349,387	1,325,183
Schroders PLC	9,780	195,267
Scottish & Southern Energy PLC	113,280	2,123,782
SEGRO PLC	62,460	314,270
Serco Group PLC	132,906	1,064,843
Shire PLC	148,140	2,936,385
Smith & Nephew PLC	231,960	2,352,815
Smiths Group PLC	86,700	1,389,281
Standard Chartered PLC	521,100	12,124,355
Tesco PLC	2,050,980	13,985,660
Thomas Cook Group PLC	200,580	730,885
Tomkins PLC	72,600	219,872
TUI Travel PLC	63,240	263,169
Tullow Oil PLC	212,580	3,934,371
Unilever PLC	333,420	10,204,599
Vedanta Resources PLC	36,720	1,428,050
Whitbread PLC	43,105	973,217
Wm Morrison Supermarkets PLC	557,220	2,581,343
Wolseley PLC[a]	71,520	1,591,845
Xstrata PLC[a]	494,340	8,170,825

		280,387,209

TOTAL COMMON STOCKS (Cost: $1,296,919,630)		1,266,174,400

PREFERRED STOCKS – 0.40%

GERMANY – 0.40%
Bayerische Motoren Werke AG	7,020	221,787
Fresenius SE	21,120	1,444,302
Henkel AG & Co. KGaA	49,860	2,556,238
Porsche Automobil Holding SE	14,400	822,828

		5,045,155

TOTAL PREFERRED STOCKS (Cost: $5,092,847)		5,045,155

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2010

Security	Shares	Value
WARRANTS – 0.00%

ITALY – 0.00%
Mediobanca SpA
(Expires 3/18/11)[a]	71,160	$11,523

		11,523

TOTAL WARRANTS (Cost: $0)		11,523

SHORT-TERM INVESTMENTS – 0.91%

MONEY MARKET FUNDS – 0.91%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[c,d,e]	9,829,252	9,829,252
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[c,d,e]	1,666,979	1,666,979
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[c,d]	151,437	151,437

		11,647,668

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,647,668)		11,647,668

TOTAL INVESTMENTS IN
SECURITIES – 100.66%
(Cost: $1,313,660,145)		1,282,878,746

Other Assets, Less Liabilities – (0.66)%		(8,431,275)

NET ASSETS – 100.00%		$1,274,447,471

FDR – Fiduciary Depositary Receipts

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.31%

AUSTRALIA – 8.48%
AGL Energy Ltd.	121,584	$1,496,769
Amcor Ltd.	348,364	1,823,799
AMP Ltd.	534,140	2,972,062
Australia and New Zealand Banking Group Ltd.	675,172	13,040,752
AXA Asia Pacific Holdings Ltd.	271,456	1,585,234
Bendigo and Adelaide Bank Ltd.	95,008	830,122
BGP Holdings PLC[a]	2,256,851	314
Billabong International Ltd.	17,272	160,891
BlueScope Steel Ltd.	500,693	1,166,007
Boral Ltd.	73,168	346,639
Brambles Ltd.	382,500	2,226,903
Caltex Australia Ltd.[b]	26,316	210,285
CFS Retail Property Trust	464,576	772,195
Commonwealth Bank of Australia	412,216	19,503,376
Crown Ltd.	141,372	975,110
CSR Ltd.	391,748	635,474
Dexus Property Group	1,281,460	945,391
Fairfax Media Ltd.[c]	577,932	888,692
Foster’s Group Ltd.	545,088	2,587,238
Goodman Fielder Ltd.	352,376	488,607
Goodman Group	1,655,732	860,943
GPT Group	2,349,128	1,190,173
Incitec Pivot Ltd.	439,008	1,315,015
Lend Lease Corp. Ltd.	116,960	981,381
Macquarie Atlas Roads Group[b]	117,191	95,832
Macquarie Group Ltd.	46,036	2,052,502
Macquarie Infrastructure Group	585,956	632,805
MAp Group	77,860	192,392
Metcash Ltd.	206,924	781,679
Mirvac Group	735,964	951,805
National Australia Bank Ltd.	564,264	13,225,769
Nufarm Ltd.	30,532	276,269
OneSteel Ltd.	361,760	1,000,022
Orica Ltd.	94,860	2,036,239
Paladin Energy Ltd.[b]	87,448	282,930
Qantas Airways Ltd.	281,588	710,822
QBE Insurance Group Ltd.	276,488	5,632,736
Santos Ltd.	112,676	1,320,004
Sonic Healthcare Ltd.	51,680	651,829

Security	Shares	Value
SP AusNet	270,232	$214,975
Stockland Corp. Ltd.	653,140	2,165,427
Suncorp-Metway Ltd.	341,428	2,700,957
Tabcorp Holdings Ltd.	186,925	1,168,022
Tatts Group Ltd.	352,104	719,826
Telstra Corp. Ltd.	1,154,096	3,426,233
Toll Holdings Ltd.	60,928	465,740
Wesfarmers Ltd.	269,552	6,591,156
Wesfarmers Ltd. Partially Protected	41,192	1,010,899
Westfield Group	572,152	6,428,164

		111,738,406
AUSTRIA – 0.51%
Erste Group Bank AG	53,516	2,051,526
OMV AG	43,860	1,743,548
Telekom Austria AG	93,296	1,294,174
Vienna Insurance Group AG	8,092	390,512
voestalpine AG	33,320	1,180,059

		6,659,819
BELGIUM – 1.10%
Belgacom SA	46,036	1,687,677
Compagnie Nationale a Portefeuille SA	9,316	467,256
Delhaize Group SA	27,812	2,188,003
Dexia SAb	148,172	925,959
Fortis[b]	601,868	2,135,754
Groupe Bruxelles Lambert SA	22,304	2,052,606
KBC Groep NVb	44,478	1,952,036
Mobistar SA	4,148	262,446
Solvay SA	16,048	1,599,334
UCB SA	27,812	1,249,017

		14,520,088
DENMARK – 0.23%
A.P. Moller - Maersk A/S Class A	68	517,653
Carlsberg A/S Class B	29,302	2,209,841
H. Lundbeck A/S	14,348	269,178

		2,996,672
FINLAND – 2.08%
Elisa OYJ	34,673	760,979
Fortum OYJ	118,660	3,036,388
Kesko OYJ Class B	18,972	614,424
Metso OYJ	34,204	1,162,398

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2010

Security	Shares	Value
Neste Oil OYJ	34,476	$568,330
Nokia OYJ	1,006,944	14,191,962
Orion OYJ Class B	21,760	478,178
Outokumpu OYJ	33,796	619,127
Pohjola Bank PLC	40,189	416,721
Rautaruukki OYJ	24,480	506,987
Sampo OYJ Class A	42,160	1,027,849
Sanoma OYJ	20,332	453,015
Stora Enso OYJ Class Rb	115,668	718,333
UPM-Kymmene OYJ	151,436	1,678,646
Wartsila OYJ Class B	23,324	1,111,654

		27,344,991
FRANCE – 13.58%
Accor SA	28,628	1,456,368
Air France-KLM[b,c]	24,548	403,645
Alcatel-Lucent[b]	220,456	753,800
ArcelorMittal	231,948	9,183,454
Atos Origin SAb	6,528	306,188
AXA[c]	462,604	9,644,946
BNP Paribas	89,420	6,481,688
Bouygues SA	61,064	3,036,011
Carrefour SA	62,628	3,076,340
Casino Guichard-Perrachon SA	14,620	1,208,088
CNP Assurances SA	6,324	562,651
Compagnie de Saint-Gobain	104,040	5,039,672
Credit Agricole SA	123,760	1,967,911
Eiffage SA	11,764	618,899
Eurazeo	7,276	531,958
European Aeronautic Defence and Space Co.[c]	112,676	2,223,919
Eutelsat Communications	8,840	287,151
Fonciere des Regions	6,324	632,004
France Telecom SA	502,588	11,613,763
GDF Suez	337,348	12,857,152
Gecina SA	5,135	513,750
Imerys SA	5,644	315,796
Klepierre	24,820	930,426
Lafarge SA	53,720	4,023,865
Lagardere SCA	32,096	1,253,816
Legrand SA	19,312	560,879
M6-Metropole Television	7,344	196,602
PagesJaunes Groupe SAc	36,797	399,655

Security	Shares	Value
PPR SA	20,468	$2,516,358
PSA Peugeot Citroen SAb	21,080	692,509
Sanofi-Aventis	285,396	21,262,379
Schneider Electric SA	64,328	6,708,635
SCOR SE	30,532	711,684
Societe BIC	2,244	160,381
Societe Generale	61,132	3,586,177
Societe Television Francaise 1	13,600	236,575
Technip SA	28,220	1,949,844
Thales SA	16,728	763,449
Total SA	573,376	33,512,335
Unibail-Rodamco SE	24,292	5,307,805
Vallourec SA	15,368	2,670,094
Veolia Environnement	107,916	3,575,949
Vinci SA	119,408	6,441,340
Vivendi SA	332,792	8,719,336

		178,895,247
GERMANY – 9.12%
Allianz SE Registered	123,080	13,757,855
BASF SE	246,228	14,109,034
Celesio AG	23,664	693,688
Deutsche Bank AG Registered	160,888	9,923,416
Deutsche Lufthansa AG Registered	59,223	956,935
Deutsche Post AG Registered	232,492	4,084,644
Deutsche Telekom AG Registered	772,276	10,044,038
E.ON AG	517,820	19,188,373
Fraport AG	3,536	180,572
Fresenius SE	9,112	561,323
Hannover Rueckversicherung AG Registered[b]	16,320	757,645
MAN SE	29,172	1,968,992
METRO AG	12,104	666,565
Muenchener Rueckversicherungs- Gesellschaft AG Registered	54,400	8,204,041
RWE AG	114,172	10,194,462
Salzgitter AG	10,472	934,612
Siemens AG Registered	223,516	20,203,264
ThyssenKrupp AG	91,120	2,911,735
TUI AGb	41,344	385,310
Volkswagen AG	4,352	382,785

		120,109,289

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2010

Security	Shares	Value
HONG KONG – 2.34%
Cathay Pacific Airways Ltd.[b]	68,000	$112,080
Cheung Kong (Holdings) Ltd.	408,000	4,836,065
Cheung Kong Infrastructure Holdings Ltd.[c]	136,000	506,986
CLP Holdings Ltd.	544,000	3,677,616
Hang Lung Group Ltd.	204,000	919,404
Hang Seng Bank Ltd.	210,800	2,961,444
Henderson Land Development Co. Ltd.	272,000	1,721,475
Hongkong Electric Holdings Ltd.[c]	374,000	2,092,520
Hopewell Holdings Ltd.	170,000	517,712
Hutchison Whampoa Ltd.	544,000	3,723,149
Hysan Development Co. Ltd.	204,000	506,460
Link REIT (The)	612,000	1,475,250
Mongolia Energy Corp. Ltd.[b]	680,000	334,488
MTR Corp. Ltd.	204,000	663,284
NWS Holdings Ltd.	204,000	333,612
Orient Overseas International Ltd.	68,000	466,707
PCCW Ltd.	952,000	251,304
Sino Land Co. Ltd.[c]	408,000	676,681
Swire Pacific Ltd. Class A	136,000	1,485,932
Television Broadcasts Ltd.[c]	68,000	318,727
Wharf (Holdings) Ltd. (The)	411,750	2,046,582
Wheelock and Co. Ltd.	272,000	711,006
Yue Yuen Industrial (Holdings) Ltd.[c]	170,000	529,752

		30,868,236
IRELAND – 0.00%
Anglo Irish Bank Corp. Ltd.[a]	246,432	34

		34
ITALY – 5.10%
A2A SpA	302,872	578,843
Atlantia SpA	24,140	608,323
Banca Carige SpA	176,868	457,996
Banca Monte dei Paschi di Siena SpA	300,900	491,009
Banca Popolare di Milano Scrl	49,844	327,005
Banco Popolare SpA[b]	180,948	1,163,228
Enel SpA	1,801,592	9,772,339
Eni SpA	713,524	16,790,542

Security	Shares	Value
Exor SpA	17,103	$284,079
Fiat SpA[b]	75,344	956,657
Finmeccanica SpA	114,308	1,596,768
Fondiaria-SAI SpA[c]	19,244	315,361
Intesa Sanpaolo SpA[b]	2,102,968	8,118,689
Mediaset SpA	205,224	1,571,734
Mediobanca SpA[b]	65,739	725,966
Mediolanum SpA	36,108	203,765
Parmalat SpA	478,652	1,207,524
Snam Rete Gas SpA	404,056	1,909,500
Telecom Italia SpA	2,766,512	4,172,165
Terna SpA	254,184	1,029,878
UniCredit SpA[b]	4,442,848	12,474,180
Unione di Banche Italiane ScpA	158,916	2,202,226
Unipol Gruppo Finanziario SpA[b]	209,304	256,302

		67,214,079
JAPAN – 22.35%
Acom Co. Ltd.[c]	10,996	188,735
Advantest Corp.	20,400	506,990
AEON Co. Ltd.	170,000	1,691,468
AEON Credit Service Co. Ltd.	26,100	268,903
Aioi Insurance Co. Ltd.	68,000	322,541
Ajinomoto Co. Inc.	136,000	1,285,665
Alfresa Holdings Corp.	6,800	279,411
Amada Co. Ltd.	68,000	454,558
Aozora Bank Ltd.[b]	204,000	258,783
Astellas Pharma Inc.	122,400	4,509,580
Bank of Kyoto Ltd. (The)	97,000	800,353
Bank of Yokohama Ltd. (The)	340,000	1,605,207
Brother Industries Ltd.	61,200	664,961
Canon Inc.	149,600	5,833,501
Canon Marketing Japan Inc.	20,400	281,286
Casio Computer Co. Ltd.	68,000	495,064
Chiba Bank Ltd. (The)	204,000	1,228,658
Chubu Electric Power Co. Inc.	176,800	4,471,925
Chuo Mitsui Trust Holdings Inc.	272,000	963,124
Citizen Holdings Co. Ltd.	81,600	534,669
Coca-Cola West Co. Ltd.	20,400	338,669
Cosmo Oil Co. Ltd.	136,000	295,538
Credit Saison Co. Ltd.	47,600	590,176
Daicel Chemical Industries Ltd.	68,000	408,052
Daiichi Sankyo Co. Ltd.	183,600	3,811,540

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2010

Security	Shares	Value
Dainippon Sumitomo Pharma Co. Ltd.	40,800	$432,956
Daito Trust Construction Co. Ltd.	13,600	646,583
Daiwa House Industry Co. Ltd.	136,000	1,431,184
Daiwa Securities Group Inc.	476,000	2,378,556
Denki Kagaku Kogyo K.K.	136,000	552,071
Dentsu Inc.[c]	27,200	625,881
Eisai Co. Ltd.	68,000	2,524,075
Electric Power Development Co. Ltd.	34,020	985,831
Elpida Memory Inc.[b]	27,200	480,362
Fuji Electric Holdings Co. Ltd.[b]	136,000	270,035
Fuji Heavy Industries Ltd.[b]	136,000	637,582
Fuji Media Holdings Inc.	136	203,726
Fukuoka Financial Group Inc.	204,000	744,846
Furukawa Electric Co. Ltd.	68,000	329,292
Gunma Bank Ltd. (The)	136,000	699,090
Hachijuni Bank Ltd. (The)	136,000	783,101
Hakuhodo DY Holdings Inc.	5,440	265,234
Hino Motors Ltd.[b]	68,000	255,033
Hitachi Chemical Co. Ltd.	27,200	581,175
Hitachi Ltd.[b]	748,000	2,566,080
Hokkaido Electric Power Co. Inc.	47,600	903,641
Hokuhoku Financial Group Inc.	204,000	423,054
Idemitsu Kosan Co. Ltd.	6,800	433,556
Isetan Mitsukoshi Holdings Ltd.	95,200	893,665
Isuzu Motors Ltd.[b]	204,000	432,056
ITO EN Ltd.	6,800	100,963
ITOCHU Corp.	408,000	3,186,410
Itochu Techno-Solutions Corp.	6,800	205,226
J. Front Retailing Co. Ltd.	136,000	649,584
JAFCO Co. Ltd.	6,800	167,572
Japan Petroleum Exploration Co. Ltd.	6,800	318,416
Japan Prime Realty Investment Corp.[c]	136	260,284
Japan Real Estate Investment Corp.	136	1,135,646
Japan Retail Fund Investment Corp.	68	315,041
Joyo Bank Ltd. (The)	204,000	823,606
JS Group Corp.	68,000	1,199,404
Kajima Corp.	204,000	425,305

Security	Shares	Value
Kamigumi Co. Ltd.	68,000	$510,066
Kaneka Corp.	68,000	438,056
Kansai Electric Power Co. Inc. (The)	210,800	4,787,791
Kansai Paint Co. Ltd.	68,000	550,571
Kawasaki Kisen Kaisha Ltd.[b]	68,000	240,781
KDDI Corp.	816	4,289,052
Kinden Corp.	22,000	198,268
Kintetsu Corp.	204,000	702,090
Kirin Holdings Co. Ltd.	204,000	3,103,149
Konami Corp.	27,200	447,958
Konica Minolta Holdings Inc.	68,000	693,089
Kubota Corp.	272,000	2,439,314
Kuraray Co. Ltd.	102,000	1,185,903
Kyocera Corp.	20,400	1,845,237
Kyushu Electric Power Co. Inc.	102,000	2,204,159
Mabuchi Motor Co. Ltd.	6,800	371,298
Marubeni Corp.	476,000	2,767,106
Marui Group Co. Ltd.	68,000	420,054
Maruichi Steel Tube Ltd.	6,800	122,866
Mazda Motor Corp.[b]	408,000	1,102,642
Medipal Holdings Corp.	20,400	255,183
Meiji Holdings Co. Ltd.[b]	20,400	765,098
Mitsubishi Corp.	353,600	8,530,398
Mitsubishi Gas Chemical Co. Inc.	136,000	721,593
Mitsubishi Rayon Co. Ltd.	68,000	281,286
Mitsubishi Tanabe Pharma Corp.	68,000	961,624
Mitsubishi UFJ Financial Group Inc.	2,223,600	11,479,177
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,320	561,672
Mitsui & Co. Ltd.	469,200	6,893,987
Mitsui Chemicals Inc.	136,000	363,047
Mitsui Engineering & Shipbuilding Co. Ltd.	68,000	164,271
Mitsui Mining & Smelting Co. Ltd.[b]	136,000	358,546
Mitsui O.S.K. Lines Ltd.	340,000	2,122,773
Mitsui Sumitomo Insurance Group Holdings Inc.	115,600	2,888,247
Mitsumi Electric Co. Ltd.	13,600	236,280
Mizuho Financial Group Inc.	3,706,000	7,154,046
Mizuho Securities Co. Ltd.	136,000	400,551

68	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2010

Security	Shares	Value
Mizuho Trust & Banking Co. Ltd.[b]	136,000	$136,518
Namco Bandai Holdings Inc.	54,400	541,870
NEC Corp.[b]	748,000	1,930,748
Nintendo Co. Ltd.	27,200	7,575,975
Nippon Building Fund Inc.	136	1,197,154
Nippon Express Co. Ltd.	204,000	855,110
Nippon Meat Packers Inc.	69,000	867,685
Nippon Mining Holdings Inc.	170,000	733,219
Nippon Oil Corp.	340,000	1,586,454
Nippon Paper Group Inc.	27,200	706,591
Nippon Telegraph and Telephone Corp.	142,800	6,001,522
Nippon Yusen K.K.	340,000	1,173,901
Nipponkoa Insurance Co. Ltd.	204,000	1,170,151
Nishi-Nippon City Bank Ltd. (The)	204,000	526,568
Nissan Motor Co. Ltd.[b]	333,200	2,705,148
Nissay Dowa General Insurance Co. Ltd.	68,000	324,042
Nisshin Seifun Group Inc.	34,200	455,723
Nisshin Steel Co. Ltd.	136,000	231,030
Nomura Holdings Inc.	972,400	7,336,844
Nomura Real Estate Office Fund Inc.	68	391,550
NTN Corp.	136,000	586,575
NTT DoCoMo Inc.	4,148	6,190,772
Obayashi Corp.	204,000	717,842
OBIC Co. Ltd.	1,360	253,233
Oji Paper Co. Ltd.	272,000	1,140,147
Olympus Corp.	27,200	813,105
Omron Corp.	20,400	404,827
Ono Pharmaceutical Co. Ltd.	20,400	903,491
Oracle Corp. (Japan)	6,800	292,538
ORIX Corp.	28,560	2,142,276
Osaka Gas Co. Ltd.	340,000	1,192,653
Panasonic Corp.	353,600	5,546,514
Resona Holdings Inc.	136,000	1,693,718
Rohm Co. Ltd.	27,200	1,827,235
Sankyo Co. Ltd.	13,600	724,593
Sapporo Hokuyo Holdings Inc.	95,200	384,350
Sapporo Holdings Ltd.	68,000	357,796
SBI Holdings Inc.	4,556	868,432
Sega Sammy Holdings Inc.	54,400	610,879

Security	Shares	Value
Seiko Epson Corp.	27,200	$448,258
Sekisui Chemical Co. Ltd.	136,000	916,618
Sekisui House Ltd.	136,000	1,282,665
Senshu Ikeda Holdings Inc.[b]	129,250	433,423
Seven Bank Ltd.	68	141,468
77 Bank Ltd. (The)	68,000	362,297
Sharp Corp.	68,000	813,105
Shikoku Electric Power Co. Inc.	13,600	370,848
Shimizu Corp.	68,000	258,033
Shinsei Bank Ltd.[b]	272,000	339,044
Showa Denko K.K.	136,000	277,536
Showa Shell Sekiyu K.K.	56,000	439,821
Sojitz Corp.	346,800	635,032
Sompo Japan Insurance Inc.	272,000	1,773,228
Sony Corp.	95,200	3,160,907
Sumitomo Corp.	299,200	3,363,133
Sumitomo Electric Industries Ltd.	129,200	1,694,543
Sumitomo Mitsui Financial Group Inc.	346,800	11,227,820
Sumitomo Rubber Industries Inc.	47,600	372,798
Sumitomo Trust and Banking Co. Ltd. (The)	136,000	754,597
Suzuken Co. Ltd.	20,400	679,587
T&D Holdings Inc.	64,600	1,334,684
Taiheiyo Cement Corp.[b]	204,000	229,529
Taisei Corp.	272,000	525,068
Taisho Pharmaceutical Co. Ltd.	38,000	660,195
Takashimaya Co. Ltd.[c]	68,000	495,064
Takeda Pharmaceutical Co. Ltd.	204,000	8,933,650
TDK Corp.	13,600	879,113
Teijin Ltd.	136,000	411,053
Toho Co. Ltd.	6,800	112,439
Toho Gas Co. Ltd.	68,000	355,546
Tohoku Electric Power Co. Inc.	54,400	1,092,141
Tokuyama Corp.	68,000	359,296
Tokyo Electric Power Co. Inc. (The)	333,200	8,949,777
Tokyo Steel Manufacturing Co. Ltd.	27,200	270,035
Tokyo Tatemono Co. Ltd.	68,000	268,535
Tokyu Land Corp.	68,000	255,783
TonenGeneral Sekiyu K.K.	38,000	314,798

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2010

Security	Shares	Value
Toppan Printing Co. Ltd.	68,000	$592,576
Toshiba Corp.[b]	544,000	2,982,384
Tosoh Corp.	136,000	348,045
TOTO Ltd.	68,000	413,303
Toyo Seikan Kaisha Ltd.	40,800	571,123
Toyota Industries Corp.	54,400	1,597,406
Toyota Motor Corp.	802,400	30,890,475
Toyota Tsusho Corp.	20,400	310,990
UNY Co. Ltd.	47,600	363,347
Ushio Inc.	13,600	230,580
USS Co. Ltd.	5,440	328,842
West Japan Railway Co.	431	1,480,961
Yamaguchi Financial Group Inc.	68,000	672,837
Yamaha Corp.	40,800	486,063
Yamato Holdings Co. Ltd.	47,600	652,659
Yokogawa Electric Corp.	34,000	273,785

		294,398,330
NETHERLANDS – 2.25%
Akzo Nobel NV	65,144	3,913,890
Corio NV	14,556	901,037
ING Groep NV CVA[b]	997,696	9,518,635
Koninklijke DSM NV	40,664	1,911,255
Koninklijke Philips Electronics NV	264,996	8,066,453
Reed Elsevier NV	127,908	1,552,069
Royal Boskalis Westminster NV CVA	15,680	554,995
SBM Offshore NV	43,711	862,129
TNT NV	53,312	1,542,413
Wolters Kluwer NV	35,360	744,110

		29,566,986
NEW ZEALAND – 0.13%
Fletcher Building Ltd.	128,248	717,894
Telecom Corp. of New Zealand Ltd.	573,716	962,638

		1,680,532
NORWAY – 0.98%
DnB NOR ASA[b]	244,936	2,811,535
Orkla ASA	219,640	2,005,011
Statoil ASA	308,788	7,020,826
Telenor ASA[b]	80,308	1,056,048

		12,893,420

Security	Shares	Value
PORTUGAL – 0.31%
Banco Comercial Portugues SA Registered	702,032	$765,995
Banco Espirito Santo SA Registered	145,044	849,559
BRISA - Auto-estradas de Portugal SA	29,172	278,562
CIMPOR - Cimentos de Portugal SGPS SA	86,700	735,103
Energias de Portugal SA	273,156	1,090,042
Galp Energia SGPS SA Class B	22,100	354,945

		4,074,206
SINGAPORE – 1.52%
Ascendas Real Estate Investment Trust	435,546	601,930
CapitaLand Ltd.	340,000	934,924
CapitaMall Trust Management Ltd.	612,800	737,761
CapitaMalls Asia Ltd.[b]	340,000	559,501
COSCO Corp. (Singapore) Ltd.[c]	272,000	244,146
DBS Group Holdings Ltd.	476,000	4,842,230
Fraser and Neave Ltd.	272,000	806,069
Golden Agri-Resources Ltd.[b]	884,687	327,720
Keppel Corp. Ltd.	340,000	2,027,284
Neptune Orient Lines Ltd.[c]	136,750	168,533
SembCorp Industries Ltd.	204,000	512,997
Singapore Airlines Ltd.	136,800	1,346,804
Singapore Exchange Ltd.[c]	68,000	387,049
Singapore Telecommunications Ltd.	748,000	1,603,904
StarHub Ltd.	136,000	210,237
United Overseas Bank Ltd.	340,000	4,398,504
UOL Group Ltd.	136,000	362,344

		20,071,937
SPAIN – 5.13%
Acerinox SA	19,176	364,356
Banco Bilbao Vizcaya Argentaria SA	968,252	14,938,623
Banco de Sabadell SAc	257,584	1,381,633
Banco de Valencia SA	43,060	328,583
Banco Popular Espanol SA	242,148	1,857,886
Banco Santander SA	2,177,542	31,174,747

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2010

Security	Shares	Value
Banco Santander SA London[c]	36,062	$519,783
Criteria CaixaCorp SA	235,960	1,076,406
Fomento de Construcciones y Contratas SA	11,560	448,694
Gas Natural SDG SA	66,232	1,327,033
Gestevision Telecinco SA	33,592	482,787
Iberdrola SA	1,010,616	8,681,081
Repsol YPF SA	203,320	4,845,256
Sacyr Vallehermoso SAb,c	19,244	201,815

		67,628,683
SWEDEN – 1.92%
Assa Abloy AB Class B	27,676	484,426
Holmen AB Class B	19,788	479,781
Nordea Bank AB	560,592	5,234,503
Scania AB Class B	31,552	393,465
Skandinaviska Enskilda Banken AB Class Ab	209,508	1,266,511
Skanska AB Class B	104,867	1,644,127
SSAB AB Class A	48,824	804,711
SSAB AB Class B	22,916	345,547
Svenska Cellulosa AB Class B	160,412	2,189,403
Svenska Handelsbanken AB Class A	130,832	3,464,426
Swedbank AB Class Ab	109,480	965,597
Tele2 AB Class B	77,248	1,103,783
Telefonaktiebolaget LM Ericsson Class B	284,104	2,819,214
TeliaSonera AB	598,876	4,069,786

		25,265,280
SWITZERLAND – 1.31%
Baloise Holding AG Registered	13,124	1,101,863
BKW FMB Energie AG	3,279	251,345
Compagnie Financiere Richemont SA Class A Bearer Units	48,008	1,648,695
Geberit AG Registered	3,604	641,752
Lindt & Spruengli AG Participation Certificates	206	449,483
Schindler Holding AG Registered	1,700	128,375
Swiss Life Holding AG Registered[b]	4,148	531,633

Security	Shares	Value
Swiss Reinsurance Co. Registered	33,660	$1,485,178
Swisscom AG Registered	6,188	2,275,958
Zurich Financial Services AG Registered	40,256	8,692,027

		17,206,309
UNITED KINGDOM – 20.87%
Antofagasta PLC	38,828	546,896
Associated British Foods PLC	63,920	904,416
AstraZeneca PLC	393,108	18,343,161
Aviva PLC	748,068	4,656,966
BAE Systems PLC	634,916	3,591,385
Balfour Beatty PLC	56,576	242,418
Barclays PLC	3,091,348	13,401,900
BP PLC	5,083,884	47,811,314
British Airways PLC[b]	70,652	233,445
British Land Co. PLC[c]	244,664	1,717,569
BT Group PLC	2,101,336	4,633,241
Cable & Wireless PLC	445,468	1,016,477
Carnival PLC[b]	46,512	1,695,576
Drax Group PLC	97,988	645,650
FirstGroup PLC	90,372	534,791
Hammerson PLC	192,503	1,169,706
Home Retail Group PLC	238,476	978,263
HSBC Holdings PLC	4,701,112	51,021,428
International Power PLC	266,424	1,373,822
Land Securities Group PLC	213,928	2,195,623
Legal & General Group PLC	1,574,676	1,915,155
Lloyds Banking Group PLC[b]	3,602,504	2,955,598
Man Group PLC	169,524	643,799
Marks & Spencer Group PLC	208,012	1,162,615
National Grid PLC	426,292	4,310,300
Old Mutual PLC[b]	1,423,988	2,375,352
Pearson PLC	215,832	3,083,246
Prudential PLC	689,520	6,386,246
Resolution Ltd.[b]	643,008	823,254
Rexam PLC	225,973	1,085,935
Royal Bank of Scotland Group PLC[b]	3,019,200	1,562,663
Royal Dutch Shell PLC Class A	960,704	26,824,604
Royal Dutch Shell PLC Class B	730,048	19,571,238
RSA Insurance Group PLC	862,988	1,782,496

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2010

Security	Shares	Value
Schroders PLC	19,040	$380,151
Scottish & Southern Energy PLC	118,660	2,224,647
SEGRO PLC	136,340	686,000
Severn Trent PLC	62,356	1,124,092
Standard Life PLC	601,732	1,887,934
3i Group PLC	264,792	1,125,675
Tomkins PLC	126,752	383,873
TUI Travel PLC	111,656	464,649
United Utilities Group PLC	174,357	1,498,926
Vodafone Group PLC	14,235,664	30,692,507
WPP PLC	341,292	3,180,144

		274,845,146

TOTAL COMMON STOCKS
(Cost: $1,393,971,922)		1,307,977,690

PREFERRED STOCKS – 0.48%

GERMANY – 0.28%
Porsche Automobil Holding SE	9,180	524,553
RWE AG NVS	9,996	811,406
Volkswagen AG	28,696	2,337,320

		3,673,279
ITALY – 0.20%
Intesa Sanpaolo SpA RNC	259,896	772,156
Telecom Italia SpA RNC	1,617,584	1,896,492

		2,668,648

TOTAL PREFERRED STOCKS (Cost: $7,363,100)		6,341,927

WARRANTS – 0.00%

FRANCE – 0.00%
Fonciere des Regions
(Expires 12/31/10)[b]	6,324	4,922

		4,922
ITALY – 0.00%
Mediobanca SpA
(Expires 3/18/11)[b]	51,340	8,314

		8,314

TOTAL WARRANTS
(Cost: $0)		13,236

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.77%

MONEY MARKET FUNDS – 0.77%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[d,e,f]	8,590,708	$8,590,708
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[d,e,f]	1,456,930	1,456,930
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[d,e]	96,048	96,048

		10,143,686

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,143,686)		10,143,686

TOTAL INVESTMENTS IN
SECURITIES – 100.56%
(Cost: $1,411,478,708)		1,324,476,539

Other Assets, Less Liabilities – (0.56)%		(7,431,195)

NET ASSETS – 100.00%		$1,317,045,344

NVS – Non-Voting Shares

[a]	Security valued using Level 3 inputs. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

72	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.60%

AUSTRALIA – 7.98%
Adelaide Brighton Ltd.	528,721	$1,160,786
Alesco Corp. Ltd.	71,988	277,702
Andean Resources Ltd.[a]	301,821	635,808
Ansell Ltd.	189,660	1,732,995
APA Group	633,944	1,797,505
APN News & Media Ltd.	616,163	1,259,656
Aquarius Platinum Ltd.[a,b]	244,051	1,449,057
Aquila Resources Ltd.[a]	70,523	534,698
Atlas Iron Ltd.[a,b]	219,199	378,954
Austar United Communications Ltd.[a]	834,531	949,469
Avoca Resources Ltd.[a]	176,035	253,479
AWB Ltd.[a]	888,895	837,500
AWE Ltd.[a]	555,799	1,294,337
Bank of Queensland Ltd.	117,720	1,150,990
Beach Energy Ltd.	1,216,952	903,209
Boart Longyear Group[a]	3,066,061	912,965
Bradken Ltd.	110,690	593,272
Campbell Brothers Ltd.	45,671	1,163,443
Carnarvon Petroleum Ltd.[a]	516,158	240,863
Centennial Coal Co. Ltd.	374,817	1,216,020
Challenger Financial Services Group Ltd.	298,442	1,084,955
ConnectEast Group	2,727,616	1,018,265
Crane Group Ltd.	122,893	963,439
CuDECO Ltd.[a]	66,163	246,998
David Jones Ltd.[b]	392,182	1,659,293
Dominion Mining Ltd.	123,670	331,971
Downer EDI Ltd.	268,031	1,979,769
DUET Group	983,233	1,577,474
Eastern Star Gas Ltd.[a,b]	345,530	238,021
Emeco Holdings Ltd.	351,258	216,990
Energy World Corp. Ltd.[a]	606,561	164,438
Extract Resources Ltd.[a]	128,947	905,455
Flight Centre Ltd.	57,661	1,018,377
Gindalbie Metals Ltd.[a]	422,542	356,798
Gunns Ltd.	698,948	546,709
Healthscope Ltd.	305,247	1,269,772
Iluka Resources Ltd.[a]	199,623	585,535
Independence Group NL	123,497	457,742
Infigen Energy	1,019,477	1,209,726

Security	Shares	Value
ING Industrial Fund[a]	934,566	$373,810
ING Office Fund	1,817,741	985,576
IOOF Holdings Ltd.	208,266	1,064,424
iSOFT Group Ltd.	452,640	273,584
JB Hi-Fi Ltd.	91,887	1,647,360
Kagara Ltd.[a]	490,891	401,422
Karoon Gas Australia Ltd.[a]	100,311	641,962
Kingsgate Consolidated Ltd.	90,361	743,739
Linc Energy Ltd.[a]	234,963	323,713
Lynas Corp. Ltd.[a]	1,315,403	648,904
Macarthur Coal Ltd.	129,942	1,091,465
Macmahon Holdings Ltd.	976,676	499,168
Macquarie CountryWide Trust	821,734	412,675
Macquarie Office Trust	4,146,687	1,087,306
Minara Resources Ltd.[a]	206,783	126,821
Mincor Resources NL	291,271	377,989
Mirabela Nickel Ltd.[a]	141,776	257,076
Mount Gibson Iron Ltd.[a]	500,097	624,538
Murchison Metals Ltd.[a]	258,592	507,967
Nexus Energy Ltd.[a,b]	777,532	183,144
Pacific Brands Ltd.[a]	914,728	894,362
PanAust Ltd.[a]	1,718,821	718,054
Panoramic Resources Ltd.	213,935	349,887
PaperlinX Ltd.[a,b]	332,982	183,502
Publishing and Broadcasting Ltd.	519,634	1,390,249
Riversdale Mining Ltd.[a]	133,764	885,776
Roc Oil Co. Ltd.[a]	872,654	519,691
Seven Network Ltd.	139,140	827,383
Sigma Pharmaceuticals Ltd.	1,540,589	1,280,345
Silex Systems Ltd.[a]	93,706	490,581
South Australian Coal Corp.[c]	36,487	1,622
St Barbara Ltd.[a]	1,690,154	375,573
Straits Resources Ltd.[a]	217,091	273,040
Sundance Resources Ltd.[a,b]	1,894,804	235,788
Timbercorp Ltd.[c]	652,266	58
TOWER Australia Group Ltd.	380,410	835,175
Transfield Services Ltd.	252,098	802,197
Transpacific Industries Group Ltd.[a]	356,833	394,878
UGL Ltd.	118,667	1,365,929
Virgin Blue Holdings Ltd.[a]	1,089,006	561,419
West Australian Newspapers Holdings Ltd.	180,308	1,174,755

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2010

Security	Shares	Value
Western Areas NLa,b	116,288	$431,022
Whitehaven Coal Ltd.	94,176	370,828

		61,209,192
AUSTRIA – 1.87%
Andritz AG	28,846	1,627,035
Atrium European Real Estate Ltd.	184,082	1,128,364
bwin Interactive Entertainment AGa	19,870	1,216,310
conwert Immobilien Invest SEa ,b	107,910	1,249,413
IMMOFINANZ AGa,b	314,029	1,043,198
Intercell AGa	38,892	1,297,931
Oesterreichische Post AG	42,270	1,150,975
RHI AGa	43,491	1,193,894
Schoeller-Bleckmann Oilfield Equipment AG	8,484	446,694
Sparkassen Immobilien AGa	185,845	1,237,330
Wienerberger AGa,b	93,730	1,771,808
Zumtobel AGa	44,279	953,957

		14,316,909
BELGIUM – 1.92%
Ackermans & van Haaren NV	24,370	1,687,726
Agfa-Gevaert NVa	128,947	940,957
Barco NVa	16,657	685,543
Cofinimmo SA	23,032	3,117,458
Compagnie Maritime Belge SA	12,377	375,206
EVS Broadcast Equipment SA	9,085	589,587
KBC Ancora SCA[a]	16,227	385,686
NV Bekaert SA	9,491	1,389,119
Nyrstar NVa	49,786	697,536
Omega Pharma SA	21,037	1,023,559
Option NVa	150,596	167,457
RHJ International SAa	125,731	1,039,821
SIPEF NV	9,848	540,274
Telenet Group Holding NVa	30,511	882,950
Tessenderlo Chemie NV	36,515	1,168,865

		14,691,744
DENMARK – 1.72%
ALK-Abello A/Sb	10,046	773,570
Bang & Olufsen A/S Class Ba	49,985	620,503
D/S Norden A/S	17,760	789,046
Danisco A/S	31,185	2,191,179
East Asiatic Co. Ltd. A/Sb	25,246	798,812
FLSmidth & Co. A/S	29,179	1,887,910

Security	Shares	Value
Formuepleje Epikur A/Sa	9,990	$516,568
Genmab A/Sa,b	26,689	487,999
GN Store Nord A/Sa	208,081	1,281,825
NeuroSearch A/Sa	21,012	329,480
NKT Holding A/Sa	21,353	1,259,588
SimCorp A/S	5,550	997,704
Sydbank A/Sa	47,717	1,246,158

		13,180,342
FINLAND – 1.71%
Alma Media Corp.	145,634	1,497,937
Amer Sports OYJ Class A	152,709	1,668,347
Citycon OYJ	277,503	1,114,717
Huhtamaki OYJ	88,835	1,197,719
Konecranes OYJ	51,983	1,539,728
Outotec OYJ	35,451	1,201,327
Tieto OYJ	71,087	1,598,703
Uponor OYJ	65,291	1,247,829
YIT OYJ	91,887	2,060,097

		13,126,404
FRANCE – 4.86%
Altran Technologies SAa,b	125,716	754,698
Arkema	42,603	1,642,653
Beneteau SA	61,371	1,108,934
BOURBON SAb	36,894	1,444,324
Club Mediterranee SAa,b	41,661	718,912
Derichebourg	128,158	578,042
Etablissements Maurel et Prom[b]	76,833	1,305,557
Eurofins Scientific SAb	11,156	550,473
Gemalto NVa,b	58,144	2,332,790
Groupe Eurotunnel SA	199,252	1,938,652
Groupe Steria SCA[b]	40,657	1,197,755
Haulotte Group[b]	46,274	411,639
Havas SAb	360,465	1,588,260
IMS International Metal Service[a]	33,516	458,868
Ingenico SAb	44,054	1,048,919
Nexans SA	20,536	1,658,122
Nexity	23,581	863,986
NicOx SAa,b	63,157	494,142
Orpea SAb	30,289	1,315,421
Remy Cointreau[b]	31,719	1,600,388
Rhodia SAa,b	83,821	1,515,173
Saft Groupe SAb	31,500	1,361,008

74	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2010

Security	Shares	Value
SEB SA	32,264	$2,107,731
Sechilienne-Sidec	26,134	889,961
Societe Immobiliere de Location pour l’Industrie et le Commerce	14,933	1,728,985
Soitec SAa,b	74,774	1,063,745
Teleperformance SA	65,526	2,153,536
Theolia SAa,b	21,916	99,916
Ubisoft Entertainment SAa,b	46,274	636,046
Valeo SAa	41,009	1,361,456
Zodiac Aerospace[b]	32,073	1,359,240

		37,289,332
GERMANY – 5.68%
AIXTRON AG	67,445	2,048,332
Aurubis AG	28,994	1,177,975
Bilfinger Berger AG	34,117	2,484,856
Conergy AGa,b	308,133	334,066
Demag Cranes AG	26,356	829,932
Deutsche Wohnen AG Bearer[a]	58,969	603,337
DEUTZ AGa,b	109,358	513,007
Douglas Holding AGb	45,386	2,031,944
ElringKlinger AG	37,116	832,911
Freenet AGa	68,523	876,145
GAGFAH SAb	71,235	649,229
Gerresheimer AG	26,689	877,329
Gildemeister AG	57,367	852,391
Heidelberger Druckmaschinen AGa,b	85,214	612,825
IVG Immobilien AGa,b	67,080	512,342
Kloeckner & Co. SEa	55,396	1,320,510
Kontron AG	79,727	883,762
KUKA AGa	40,898	655,436
LANXESS AG	57,879	2,211,138
LEONI AG	34,404	770,617
MLP AG	64,297	661,156
MorphoSys AGa	39,116	917,753
MTU Aero Engines Holding AG	37,060	1,927,820
Nordex AGa	21,585	292,940
Pfleiderer AG Registered[a,b]	57,367	512,870
Praktiker Bau-und Heimwerkermaerkte Holding AG	59,809	505,440
Q-Cells SEa ,b	42,159	582,649
Rheinmetall AG	27,474	1,764,453
RHON KLINIKUM AG	94,685	2,340,638

Security	Shares	Value
SGL Carbon SEa ,b	45,164	$1,286,588
Sky Deutschland AGa	223,474	617,819
Software AG	18,530	2,126,654
Solon SEa ,b	14,312	124,530
Stada Arzneimittel AG	44,831	1,480,553
Symrise AG	84,366	1,890,890
Tognum AG	64,297	1,128,738
Vossloh AG	10,601	1,090,527
Wincor Nixdorf AG	33,072	2,252,453
Wirecard AG	75,294	973,395

		43,555,950
HONG KONG – 2.08%
AAC Acoustic Technologies Holdings Inc.	666,000	1,101,151
APAC Resources Ltd.[a]	2,220,000	130,069
Big Media Group Ltd.[a]	11,100,000	164,372
Brightoil Petroleum (Holdings) Ltd.	101,378	107,828
C C Land Holdings Ltd.[b]	763,000	280,013
Cafe de Coral Holdings Ltd.	1,110,000	2,429,854
Champion REIT[b]	2,331,000	984,520
China WindPower Group Ltd.[a,b]	3,330,000	325,886
First Pacific Co. Ltd.[b]	3,306,800	1,848,017
Galaxy Entertainment Group Ltd.[a,b]	872,000	331,243
Giordano International Ltd.[b]	4,360,000	1,313,743
Johnson Electric Holdings Ltd.[a]	2,616,000	1,246,372
Melco International Development Ltd.[a,b]	777,000	315,166
Midland Holdings Ltd.[b]	666,000	564,298
Pacific Basin Shipping Ltd.	1,776,000	1,324,127
Shun Tak Holdings Ltd.[b]	888,000	516,844
SJM Holdings Ltd.	1,853,000	918,638
Techtronic Industries Co. Ltd.[b]	1,110,000	920,486
VTech Holdings Ltd.	111,000	1,099,866

		15,922,493
IRELAND – 1.41%
Allied Irish Banks PLC[a]	574,781	1,030,603
Bank of Ireland[a]	642,686	1,183,624
C&C Group PLC	256,213	1,039,880
DCC PLC	75,646	2,055,568
FBD Holdings PLC	49,985	420,334
Grafton Group PLC[a]	175,368	658,132
Greencore Group PLC	294,300	552,234

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2010

Security	Shares	Value
Irish Life & Permanent Group Holdings PLC[a]	192,760	$830,841
Paddy Power PLC	38,259	1,270,957
Smurfit Kappa Group PLC[a]	80,282	736,481
United Drug PLC	347,710	1,063,259

		10,841,913
ITALY – 2.94%
Alitalia SpA[a,c]	44,030	6
Arnoldo Mondadori Editore SpA[a,b]	409,007	1,596,062
Azimut Holding SpA	134,070	1,668,769
Banca Piccolo Credito Valtellinese Scrl	239,451	1,717,377
Banca Popolare dell’Etruria e del Lazio Scrl	196,618	1,075,393
Benetton Group SpA	94,705	822,720
Beni Stabili SpA	1,076,472	902,982
Buzzi Unicem SpA	80,504	1,208,483
CIR SpA[a]	656,572	1,548,686
Danieli SpA RNC	59,698	778,327
Davide Campari-Milano SpA	229,336	2,311,050
ERG SpA	59,809	813,442
Gemina SpA[a]	610,972	514,203
Gruppo Editoriale L’Espresso SpA[a]	498,348	1,435,577
Hera SpA	588,871	1,375,082
Impregilo SpA	264,190	865,700
Recordati SpA	252,226	1,828,283
Societa Cattolica di Assicurazioni Scrl[a]	57,391	1,785,266
Tiscali SpA[a]	1,363,481	325,780

		22,573,188
JAPAN – 26.16%
Access Co. Ltd.[a,b]	222	318,350
Alps Electric Co. Ltd.[a]	185,300	1,058,799
AnGes MG Inc.[a]	333	532,624
Arnest One Corp.	21,800	228,929
Awa Bank Ltd. (The)	333,000	1,818,267
Bank of Iwate Ltd. (The)[b]	33,300	1,858,673
Bank of Nagoya Ltd. (The)	222,000	859,544
Calsonic Kansei Corp.[a]	222,000	599,967
Capcom Co. Ltd.	44,400	731,715
COMSYS Holdings Corp.	122,100	1,208,137
CSK Holdings Corp.[a]	65,400	295,059

Security	Shares	Value
Culture Convenience Club Co. Ltd.[b]	77,700	$371,979
CyberAgent Inc.	436	759,892
DA Office Investment Corp.	222	430,262
Daifuku Co. Ltd.	111,000	694,247
Daihen Corp.	222,000	898,726
Daikyo Inc.[a,b]	218,000	449,683
Dainippon Screen Manufacturing Co. Ltd.[a,b]	333,000	1,630,930
Daio Paper Corp.[b]	111,000	897,502
Daishi Bank Ltd. (The)	555,000	1,855,000
Daiwabo Holdings Co. Ltd.	111,000	226,518
DISCO Corp.	22,200	1,231,769
Don Quijote Co. Ltd.	44,400	993,741
Duskin Co. Ltd.	66,000	1,169,224
eAccess Ltd.[b]	1,554	1,097,082
Ebara Corp.[a]	333,000	1,395,841
EDION Corp.	88,800	923,704
Exedy Corp.	44,400	980,028
Fuji Machine Manufacturing Co. Ltd.	77,700	1,181,935
Fuji Soft Inc.	44,400	708,696
Fujikura Ltd.	333,000	1,785,208
Funai Electric Co. Ltd.	22,200	1,105,653
Global One Real Estate Investment Corp. Ltd.[b]	222	1,621,135
Glory Ltd.	66,600	1,457,552
GMO Internet Inc.	66,600	269,618
H.I.S. Co. Ltd.	44,400	855,136
H2O Retailing Corp.[b]	222,000	1,334,620
Hamamatsu Photonics K.K.	77,700	1,848,755
Hanwa Co. Ltd.	333,000	1,226,871
Haseko Corp.[a]	1,054,500	884,033
Heiwa Real Estate Co. Ltd.	388,500	1,182,792
Higo Bank Ltd. (The)	333,000	1,807,247
Hitachi Zosen Corp.[a]	832,500	1,202,995
Hogy Medical Co. Ltd.	11,100	539,970
Hokkoku Bank Ltd. (The)	444,000	1,581,953
Hosiden Corp.	77,700	922,235
Hyakugo Bank Ltd. (The)	333,000	1,517,059
Hyakujushi Bank Ltd. (The)	444,000	1,660,317
Iino Kaiun Kaisha Ltd.[b]	144,300	709,920

76	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2010

Security	Shares	Value
Inui Steamship Co. Ltd.	44,400	$321,778
Iseki & Co. Ltd.[a,b]	222,000	641,597
IT Holdings Corp.	77,700	874,237
Izumi Co. Ltd.	88,800	1,079,451
Japan Airport Terminal Co. Ltd.	77,700	1,057,656
Japan Digital Laboratory Co. Ltd.	122,100	1,433,064
Japan Excellent Inc.	222	979,538
Japan Logistics Fund Inc.	222	1,550,118
Japan Securities Finance Co. Ltd.	141,700	1,166,049
Juki Corp.[a,b]	333,000	341,614
Juroku Bank Ltd. (The)	333,000	1,300,336
JVC KENWOOD Holdings Inc.[a]	1,026,800	464,385
kabu.com Securities Co. Ltd.	444	428,058
Kagoshima Bank Ltd. (The)	222,000	1,577,056
Kakaku.com Inc.	222	815,465
Kanematsu Corp.[a,b]	888,000	695,472
Kayaba Industry Co. Ltd.[a]	222,000	722,409
Keihin Corp.	55,500	859,544
Keiyo Bank Ltd. (The)	333,000	1,557,465
Kenedix Inc.[a]	777	239,730
Kenedix Realty Investment Corp.	333	940,356
Kitz Corp.	222,000	1,104,429
Kiyo Holdings Inc.	999,000	1,234,218
Kobayashi Pharmaceutical Co. Ltd.	33,300	1,324,213
Komeri Co. Ltd.	44,400	1,131,366
K’s Holdings Corp.[b]	44,400	1,409,555
Leopalace21 Corp.[a]	218,000	798,367
Maruha Nichiro Holdings Inc.[b]	555,000	771,386
Marusan Securities Co. Ltd.	177,600	1,001,088
Matsuya Co. Ltd.[a,b]	33,300	282,841
Meidensha Corp.[b]	222,000	986,884
Meitec Corp.	88,800	1,524,161
MID REIT Inc.	333	734,653
Miraca Holdings Inc.	43,600	1,303,359
Misumi Group Inc.[b]	98,100	1,703,264
Mitsubishi Steel Manufacturing Co. Ltd.[a]	333,000	580,376
Mizuno Corp.	333,000	1,586,851
Monex Group Inc.[b]	1,332	569,356
Mori Seiki Co. Ltd.	88,800	900,195
MORI TRUST Sogo REIT Inc.	222	1,961,524
Musashino Bank Ltd. (The)	44,400	1,196,016
Nabtesco Corp.	111,000	1,305,234

Security	Shares	Value
Nagase & Co. Ltd.	222,000	$2,576,185
Nanto Bank Ltd. (The)	222,000	1,199,934
Net One Systems Co. Ltd.	666	751,550
Nichicon Corp.[b]	55,500	629,965
Nichi-Iko Pharmaceutical Co. Ltd.[b]	33,300	1,013,822
Nifco Inc.	76,300	1,660,580
Nihon Dempa Kogyo Co. Ltd.[b]	33,300	693,145
Nihon Kohden Corp.	55,500	879,135
Nihon Parkerizing Co. Ltd.	111,000	1,403,188
Nihon Unisys Ltd.	111,000	837,505
Nippon Coke & Engineering Co. Ltd.	218,000	240,472
Nippon Commercial Investment Corp.	222	317,125
Nippon Denko Co. Ltd.	111,000	673,432
Nippon Kayaku Co. Ltd.	222,000	1,848,878
Nippon Konpo Unyu Soko Co. Ltd.	222,000	2,358,237
Nippon Light Metal Co. Ltd.[a]	777,000	754,244
Nippon Paint Co. Ltd.	327,000	2,030,787
Nippon Residential Investment Corp.	333	771,386
Nippon Seiki Co. Ltd.	111,000	1,220,749
Nippon Sharyo Ltd.[b]	222,000	1,501,142
Nippon Shinyaku Co. Ltd.	111,000	1,261,155
Nippon Suisan Kaisha Ltd.[b]	333,000	962,396
Nippon Yakin Kogyo Co. Ltd.[b]	111,000	416,304
Nishimatsuya Chain Co. Ltd.	88,800	764,040
Nishi-Nippon Railroad Co. Ltd.	555,000	2,142,739
Nisshin OilliO Group Ltd. (The)	222,000	1,182,792
Nitto Boseki Co. Ltd.	444,000	974,640
NSD Co. Ltd.	88,800	945,254
Ogaki Kyoritsu Bank Ltd. (The)	333,000	1,135,039
Okasan Securities Group Inc.	333,000	1,575,831
Oki Electric Industry Co. Ltd.[a]	777,000	659,964
Okinawa Electric Power Co. Inc. (The)	22,200	1,204,832
Okuma Corp.[b]	222,000	1,275,848
Orient Corp.[a,b]	333,000	301,208
ORIX JREIT Inc.	333	1,634,604
Osaka Securities Exchange Co. Ltd.	222	1,229,320
OSG Corp.[b]	122,100	1,333,396
Pacific Metals Co. Ltd.	111,000	739,551
PARK24 Co. Ltd.	111,000	1,165,650

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2010

Security	Shares	Value
Pioneer Corp.[a,b]	177,600	$689,595
Point Inc.	14,430	824,526
Press Kogyo Co. Ltd.	222,000	404,059
Promise Co. Ltd.[a,b]	109,000	1,005,173
Rengo Co. Ltd.	222,000	1,312,581
Resorttrust Inc.[b]	155,400	1,938,750
Roland Corp.	77,700	665,106
Ryohin Keikaku Co. Ltd.	33,300	1,412,371
Saizeriya Co. Ltd.	55,500	1,039,535
San-in Godo Bank Ltd. (The)	222,000	1,755,821
Sanken Electric Co. Ltd.	222,000	626,904
Sankyu Inc.	333,000	1,583,178
Sanwa Holdings Corp.	555,000	1,518,283
Sanyo Shokai Ltd.[b]	111,000	352,634
Sanyo Special Steel Co. Ltd.[b]	222,000	847,300
Sawai Pharmaceutical Co. Ltd.[b]	22,200	1,459,511
Seino Holdings Co. Ltd.	222,000	1,481,551
Shiga Bank Ltd. (The)	333,000	1,965,198
Shima Seiki Manufacturing Ltd.[b]	33,300	632,537
Shimachu Co. Ltd.	77,700	1,579,627
Shinko Plantech Co. Ltd.	77,700	829,668
Sinfonia Technology Co. Ltd.[b]	222,000	484,871
So-net Entertainment Corp.	111	260,312
So-net M3 Inc.[b]	111	366,470
Sotetsu Holdings Inc.	999,000	4,264,663
Star Micronics Co. Ltd.	66,600	631,802
Sumitomo Bakelite Co. Ltd.	444,000	2,399,868
Sumitomo Forestry Co. Ltd.	188,700	1,377,965
Sumitomo Osaka Cement Co. Ltd.	555,000	808,119
Sumitomo Warehouse Co. Ltd. (The)[b]	333,000	1,458,287
Tadano Ltd.	222,000	1,057,901
Taiyo Yuden Co. Ltd.	111,000	1,701,947
Takara Holdings Inc.	222,000	1,221,973
Takefuji Corp.[b]	115,720	550,166
Toagosei Co. Ltd.	444,000	1,699,498
TOC Co. Ltd.	166,500	657,515
Toda Corp.	333,000	1,127,693
Toho Holdings Co. Ltd.[b]	55,500	732,205
Toho Zinc Co. Ltd.	222,000	1,021,168
Tokai Carbon Co. Ltd.	222,000	1,040,759
Tokai Tokyo Financial Holdings Inc.	333,000	1,256,257
Tokyo Dome Corp.	333,000	958,723

Security	Shares	Value
Tokyo Seimitsu Co. Ltd.[a,b]	66,600	$899,950
Tokyo Tomin Bank Ltd. (The)	44,400	595,559
TOKYU REIT Inc.	222	1,011,373
Tomy Co. Ltd.	119,900	964,173
Topcon Corp.[b]	111,000	569,356
Toshiba Machine Co. Ltd.[b]	222,000	857,096
TS Tech Co. Ltd.	44,400	838,484
ULVAC Inc.[b]	33,300	848,157
Wacom Co. Ltd.[b]	444	748,367
Works Applications Co. Ltd.[b]	555	341,614
Xebio Co. Ltd.	44,400	830,648
Yamatake Corp.[b]	66,600	1,456,818
Yodogawa Steel Works Ltd.[b]	333,000	1,366,455
Yoshinoya Holdings Co. Ltd.[b]	1,332	1,472,245
Zeon Corp.	222,000	1,092,185

		200,535,180
NETHERLANDS – 2.74%
Aalberts Industries NV	93,817	1,377,686
Arcadis NV	59,032	1,315,696
BinckBank NV	55,814	985,249
Crucell NVa	57,700	1,130,020
CSM NV CVA	70,396	1,950,089
Imtech NV	58,810	1,601,345
Kardan NVa	40,614	246,806
Koninklijke BAM Groep NVb	100,533	996,037
Koninklijke Wessanen NVa	175,820	906,898
Mediq NV	74,795	1,358,774
Nutreco Holding NV	25,912	1,384,290
Oce NVa	80,333	971,209
SNS REAAL NVa	138,321	823,254
TomTom NVa,b	67,258	551,283
USG People NVa	64,995	1,251,206
VastNed Retail NV	23,609	1,598,599
Wavin NV	197,625	450,765
Wereldhave NV	22,804	2,066,923

		20,966,129
NEW ZEALAND – 0.78%
Fisher & Paykel Appliances Holdings Ltd.[a]	1,163,811	492,292
Fisher & Paykel Healthcare Corp. Ltd.	746,930	1,785,125
Freightways Ltd.	723,016	1,666,805

78	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2010

Security	Shares	Value
Kiwi Income Property Trust	1,591,999	$1,133,583
Mainfreight Ltd.	220,429	887,348

		5,965,153
NORWAY – 3.41%
ABG Sundal Collier Holding ASA	888,000	1,124,022
Acergy SAb	168,549	2,613,939
Aker Solutions ASA	107,880	1,464,381
Cermaq ASA[a]	80,300	803,879
DNO International ASA[a]	610,121	596,295
Fred Olsen Energy ASA	34,182	1,350,797
Frontline Ltd.[b]	38,115	1,170,570
Golar LNG Energy Ltd.[a]	8,828	15,578
Golar LNG Ltd.[a]	66,600	796,685
Golden Ocean Group Ltd.[a]	143,662	254,243
Marine Harvest ASA[a]	1,416,729	1,281,259
Norwegian Property ASA[a]	365,150	837,666
ODIM ASA[b]	26,900	146,058
Petroleum Geo-Services ASA[a]	85,674	1,087,361
Schibsted ASA[a]	38,205	847,264
Sevan Marine ASA[a,b]	327,000	478,275
Songa Offshore SEa	66,600	380,035
SpareBank 1 SMN	163,510	1,449,618
Stolt-Nielsen SA	46,496	700,176
Storebrand ASA[a]	231,522	1,644,427
Subsea 7 Inc.[a]	77,700	1,311,798
Tandberg ASA	64,603	1,830,595
TGS-NOPEC Geophysical Co. ASA[a]	88,108	1,707,279
Tomra Systems ASA	181,862	854,761
Veidekke ASA	163,500	1,407,916

		26,154,877
PORTUGAL – 0.72%
Mota-Engil SGPS SAb	256,921	1,176,669
Portucel Empresa Produtore de Pasta e Papel SA	675,482	1,790,456
Redes Energeticas Nacionais SA	196,095	790,430
Semapa - Sociedade de Investimento e Gestao SGPS SA	166,879	1,765,166

		5,522,721
SINGAPORE – 2.32%
Banyan Tree Holdings Ltd.[a]	1,443,000	724,712
Biosensors International Group Ltd.[a]	999,000	569,332

Security	Shares	Value
CapitaCommercial Trust	1,332,000	$1,005,820
CDL Hospitality Trusts[b]	763,000	978,379
Ezra Holdings Ltd.[b]	555,000	838,183
Indofood Agri Resources Ltd.[a]	333,000	483,932
Keppel Land Ltd.[b]	545,000	1,273,446
Metro Holdings Ltd.	2,507,000	1,393,026
Parkway Holdings Ltd.[a,b]	654,000	1,257,916
Raffles Education Corp. Ltd.[b]	1,332,000	379,555
Singapore Post Ltd.	3,774,000	2,715,398
SMRT Corp. Ltd.	763,000	1,032,734
Straits Asia Resources Ltd.[b]	444,000	683,199
Suntec REIT[b]	2,180,000	2,018,878
Venture Corp. Ltd.	222,000	1,339,512
Wing Tai Holdings Ltd.	777,000	1,090,429

		17,784,451
SPAIN – 2.45%
Abengoa SAb	44,609	1,359,134
Almirall SA	45,780	607,685
Avanzit SAa	122,958	127,325
Banco Pastor SAb	155,465	1,037,225
Bolsas y Mercados Espanoles[b]	55,282	1,584,040
Construcciones y Auxiliar de Ferrocarriles SA	2,834	1,619,962
Ebro Puleva SA	118,374	2,362,707
FAES FARMA SA	184,395	939,339
La Seda de Barcelona SA Class Ba,b,c	377,757	74,149
NH Hoteles SAa,b	170,620	849,009
Obrascon Huarte Lain SA	48,832	1,169,809
Papeles y Cartones de Europa SAa	166,988	881,999
Tecnicas Reunidas SA	25,135	1,365,664
Tubacex SAb	201,669	796,080
Tubos Reunidos SA	216,314	687,021
Viscofan SA	83,276	2,178,405
Zeltia SAa,b	193,240	1,152,268

		18,791,821
SWEDEN – 4.40%
Alliance Oil Co. Ltd. SDR[a]	25,500	389,027
Boliden AB	180,974	2,461,418
Castellum AB	164,616	1,507,945
D. Carnegie & Co. ABb,c	25,632	–
Elekta AB Class B	89,744	2,127,041

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2010

Security	Shares	Value
Eniro ABa,b	194,347	$968,902
Fabege AB	178,262	1,068,397
Hakon Invest AB	66,600	1,075,013
Hexagon AB Class B	122,100	1,671,487
Hexpol ABa	44,400	438,472
Intrum Justitia AB	88,800	1,094,669
JM ABa	87,200	1,285,777
Kinnevik Investment AB Class B	155,458	2,339,896
Kungsleden AB	140,250	938,006
Lindab International AB	66,600	718,943
Loomis AB Class B	76,278	898,745
Meda AB Class A	155,400	1,534,653
Modern Times Group MTG AB Class B	41,937	1,951,926
NCC AB Class B	66,600	1,006,974
Nibe Industrier AB Class B	108,026	1,074,168
Niscayah Group AB	427,252	878,784
Nobia ABa	205,792	1,177,332
Oriflame Cosmetics SA SDR	30,978	1,721,609
PA Resources ABa	111,000	405,209
Peab AB	160,945	938,301
Ratos AB Class B	82,732	2,315,829
SAS ABa	702,654	346,474
Trelleborg AB Class Ba	200,669	1,400,862

		33,735,859
SWITZERLAND – 4.02%
Bank Sarasin & Compagnie AG Class B Registered[a]	42,728	1,475,476
Barry Callebaut AG Registered[a]	1,887	1,223,569
Basilea Pharmaceutica AG Registered[a]	7,485	503,450
Bucher Industries AG Registered	6,557	777,559
Burckhardt Compression Holding AG	4,440	816,731
Charles Voegele Holding AG Bearer[a]	12,266	508,514
Clariant AG Registered[a,b]	170,258	1,899,473
Flughafen Zurich AG Registered	3,774	1,074,092
Forbo Holding AG Registered[a]	2,553	859,800
Galenica Holding AG Registered[b]	4,469	1,638,619
Georg Fischer AG Registered[a]	3,552	963,734
Kaba Holding AG Class B Registered	5,328	1,345,774

Security	Shares	Value
Kuoni Reisen Holding AG Class B Registered	3,885	$1,457,658
Meyer Burger Technology AGa	10,900	278,679
Panalpina Welttransport Holding AG Registered	12,044	847,228
Partners Group Holding AG	10,682	1,337,657
Petroplus Holdings AGa	56,695	968,134
PSP Swiss Property AG Registered[a]	34,771	2,010,523
Rieter Holding AG Registered[a]	4,218	1,134,430
Schulthess Group AG Registered	13,999	644,105
Sika AG Bearer	1,308	2,023,857
Sulzer AG Registered	16,532	1,411,517
Swiss Prime Site AG Registered[a]	25,866	1,464,947
Tecan AG Registered	17,004	1,217,913
Temenos Group AG Registered[a]	50,096	1,352,083
Valora Holding AG Registered	4,773	1,103,935
Von Roll Holding AG Bearer[b]	71,679	467,841

		30,807,298
UNITED KINGDOM – 20.43%
Aberdeen Asset Management PLC	499,161	991,821
Aegis Group PLC	773,667	1,486,429
Afren PLC[a]	510,338	740,078
Aggreko PLC	195,730	2,836,854
Amlin PLC	326,941	2,042,124
ARM Holdings PLC	910,595	2,835,104
Arriva PLC	148,676	1,162,604
Ashtead Group PLC	578,714	792,868
AVEVA Group PLC	73,357	1,283,616
Babcock International Group PLC	183,860	1,654,276
Barratt Developments PLC[a]	518,539	994,596
BBA Aviation PLC	461,724	1,221,520
Bellway PLC	109,358	1,300,246
Bodycote PLC	194,304	540,820
Bovis Homes Group PLC[a]	154,570	985,778
Brit Insurance Holdings NV	239,340	717,946
Britvic PLC	241,108	1,626,926
BSS Group PLC (The)	191,242	778,373
BTG PLC[a]	212,714	601,265
Carillion PLC	404,608	1,937,251
Catlin Group Ltd.	243,162	1,323,617
Charter International PLC	118,223	1,319,453
Chemring Group PLC	32,918	1,702,172

80	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2010

Security	Shares	Value
Chloride Group PLC	392,023	$1,150,821
Climate Exchange PLC[a]	31,962	312,929
Close Brothers Group PLC	140,694	1,561,228
COLT Telecom Group SAa	276,575	549,105
Cookson Group PLC[a]	230,426	1,584,386
CSR PLC[a]	124,447	897,362
Daily Mail & General Trust PLC Class A NVS	198,735	1,437,815
Dairy Crest Group PLC	155,680	842,183
Dana Petroleum PLC[a]	74,129	1,240,108
Davis Service Group PLC (The)	193,129	1,253,353
De La Rue PLC	79,303	1,233,264
Debenhams PLC[a]	825,373	892,740
Dimension Data Holdings PLC	1,204,014	1,495,217
DS Smith PLC	349,345	610,172
DSG International PLC[a]	2,706,688	1,367,518
easyJet PLC[a]	141,138	885,188
Electrocomponents PLC	427,030	1,215,953
Enterprise Inns PLC[a]	360,718	687,259
Filtrona PLC	481,289	1,368,140
Forth Ports PLC	62,410	1,115,064
Galiform PLC[a]	552,194	784,407
GAME Group PLC (The)	323,896	479,047
GKN PLC[a]	1,162,594	2,146,108
Go-Ahead Group PLC (The)	38,804	840,046
Greene King PLC	215,057	1,534,536
Halfords Group PLC	308,143	1,877,307
Halma PLC	540,440	2,022,112
Hays PLC	870,093	1,544,815
Henderson Group PLC	646,841	1,265,564
Heritage Oil PLC[a]	166,662	1,325,949
Hiscox Ltd.	342,371	1,880,653
HMV Group PLC	513,029	627,656
Hochschild Mining PLC	112,161	486,161
Homeserve PLC	51,428	1,344,078
Hunting PLC	115,400	1,005,948
IG Group Holdings PLC	238,008	1,542,317
Inchcape PLC[a]	2,980,169	1,277,903
Informa PLC	438,146	2,316,881
Intermediate Capital Group PLC	341,170	1,468,412
International Personal Finance PLC	203,394	717,021
Interserve PLC	166,170	563,962

Security	Shares	Value
Intertek Group PLC	121,339	$2,352,647
ITV PLC[a]	2,231,244	2,020,070
Jardine Lloyd Thompson Group PLC	86,221	648,111
Jazztel PLC[a]	178,584	645,379
JD Wetherspoon PLC[a]	148,567	1,085,095
JKX Oil & Gas PLC	85,769	367,230
John Wood Group PLC	247,610	1,352,987
Kesa Electricals PLC	564,184	1,168,031
Ladbrokes PLC	689,643	1,737,192
Laird PLC	161,056	319,756
Logica PLC	1,082,633	2,038,403
Luminar Group Holdings PLC[a]	218,764	139,343
Marston’s PLC	741,712	1,045,303
Melrose PLC	295,938	794,303
Michael Page International PLC	278,288	1,725,298
Micro Focus International PLC	148,076	1,214,858
Misys PLC[a]	436,410	1,504,202
Mitchells & Butlers PLC[a]	227,811	1,012,998
Mondi PLC	255,169	1,459,712
Morgan Crucible Co. PLC (The)	304,644	795,215
National Express Group PLC	266,396	887,469
Northumbrian Water Group PLC	387,313	1,604,950
Novae Group PLC	129,387	632,356
Pace PLC	202,224	611,471
Paragon Group of Companies PLC	295,608	653,682
PartyGaming PLC[a]	147,202	662,577
PayPoint PLC	47,162	303,801
Pennon Group PLC	228,477	1,883,644
Persimmon PLC[a]	228,033	1,581,817
Petropavlovsk PLC[a]	91,421	1,305,253
Playtech Ltd.[b]	114,559	945,382
Premier Farnell PLC	478,244	1,379,409
Premier Foods PLC[a]	1,529,476	790,148
Premier Oil PLC[a]	82,058	1,367,493
Provident Financial PLC	129,498	1,944,346
Punch Taverns PLC[a]	495,463	665,313
QinetiQ Group PLC	443,015	950,539
Redrow PLC[a]	279,237	586,159
Regal Petroleum PLC[a]	179,816	241,315
Regus PLC	559,906	801,194
Rentokil Initial PLC[a]	1,220,290	2,264,345
Restaurant Group PLC (The)	348,473	1,138,564

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2010

Security	Shares	Value
SDL PLC[a]	140,694	$1,074,824
Shaftesbury PLC	239,425	1,460,189
SIG PLC[a]	410,942	754,633
Signet Jewelers Ltd.[a]	65,945	1,783,714
SOCO International PLC[a]	36,117	833,384
Spectris PLC	122,227	1,498,303
Spirent Communications PLC	307,234	543,512
SSL International PLC	170,436	2,127,501
Talvivaara Mining Co. PLC[a]	116,085	657,376
Tate & Lyle PLC	310,361	1,970,889
Taylor Wimpey PLC[a]	2,203,833	1,367,367
Travis Perkins PLC[a]	133,320	1,574,468
Trinity Mirror PLC[a]	231,633	562,692
Tullett Prebon PLC	195,619	964,203
UK Coal PLC[a]	151,303	149,106
Ultra Electronics Holdings PLC	82,295	1,676,061
UNITE Group PLC[a]	136,686	631,451
Vectura Group PLC[a]	650,845	722,218
VT Group PLC	190,132	1,636,065
W.S. Atkins PLC	85,880	818,804
Weir Group PLC (The)	140,916	1,752,238
Wellstream Holdings PLC	67,968	542,381
WH Smith PLC	196,063	1,570,857
William Hill PLC	464,638	1,488,327
Wincanton PLC	196,285	702,968
Xchanging PLC	237,342	724,504
Yell Group PLC[a]	1,356,614	794,973

		156,636,793

TOTAL COMMON STOCKS (Cost: $733,623,066)		763,607,749

PREFERRED STOCKS – 0.07%

GERMANY – 0.07%
ProSiebenSat.1 Media AG	40,284	547,385

		547,385

TOTAL PREFERRED STOCKS (Cost: $448,126)		547,385

Security	Shares	Value
SHORT-TERM INVESTMENTS – 8.16%

MONEY MARKET FUNDS – 8.16%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[d,e,f]	53,267,335	$53,267,335
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[d,e,f]	9,033,803	9,033,803
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[d,e]	287,284	287,284

		62,588,422

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,588,422)		62,588,422

TOTAL INVESTMENTS IN
SECURITIES – 107.83%
(Cost: $796,659,614)		826,743,556

Other Assets, Less Liabilities – (7.83)%		(60,067,841)

NET ASSETS – 100.00%		$766,675,715

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

82	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.58%

AUSTRALIA – 4.26%
AGL Energy Ltd.	6,656	$81,939
Alumina Ltd.[a]	18,568	25,416
Amcor Ltd.	15,334	80,279
AMP Ltd.	23,072	128,377
Aristocrat Leisure Ltd.	6,176	21,794
Arrow Energy Ltd.[a]	9,216	32,193
Asciano Group[a]	33,056	50,243
ASX Ltd.	2,176	65,915
Australia and New Zealand Banking Group Ltd.	26,816	517,943
AXA Asia Pacific Holdings Ltd.	9,664	56,435
Bendigo and Adelaide Bank Ltd.	5,025	43,905
BGP Holdings PLC[b]	38,252	5
BHP Billiton Ltd.	41,024	1,436,689
BlueScope Steel Ltd.	19,840	46,203
Boral Ltd.	11,392	53,970
Brambles Ltd.	17,280	100,604
Caltex Australia Ltd.[a]	3,328	26,593
CFS Retail Property Trust	29,856	49,625
Coca-Cola Amatil Ltd.	8,192	79,586
Cochlear Ltd.	960	53,160
Commonwealth Bank of Australia	17,792	841,802
Computershare Ltd.	5,504	56,799
Crown Ltd.	6,880	47,455
CSL Ltd.	7,232	200,430
CSR Ltd.	12,587	20,418
Dexus Property Group	46,080	33,995
Energy Resources of Australia Ltd.	480	8,938
Fairfax Media Ltd.[c]	25,445	39,127
Fortescue Metals Group Ltd.[a]	15,360	61,847
Foster’s Group Ltd.	29,248	138,824
Goodman Fielder Ltd.	19,936	27,643
Goodman Group	55,456	28,836
GPT Group	87,428	44,295
Harvey Norman Holdings Ltd.	10,272	33,599
Incitec Pivot Ltd.	22,592	67,673
Insurance Australia Group Ltd.	20,992	70,717
James Hardie Industries NVa	8,064	53,758
Leighton Holdings Ltd.	1,728	58,673
Lend Lease Corp. Ltd.	4,736	39,739

Security	Shares	Value
Macquarie Atlas Roads Group[a]	6,700	$5,479
Macquarie Group Ltd.	3,456	154,085
Macquarie Infrastructure Group	33,504	36,183
MAp Group	12,384	30,601
Metcash Ltd.	7,264	27,441
Mirvac Group	39,814	51,491
National Australia Bank Ltd.	22,176	519,783
Newcrest Mining Ltd.	4,178	117,090
OneSteel Ltd.	23,593	65,219
Orica Ltd.	4,643	99,665
Origin Energy Ltd.	12,416	176,796
OZ Minerals Ltd.[a]	19,996	18,929
Paladin Energy Ltd.[a]	6,208	20,085
Qantas Airways Ltd.	12,608	31,827
QBE Insurance Group Ltd.	11,488	234,039
Rio Tinto Ltd.	4,806	290,483
Santos Ltd.	10,538	123,453
Sims Metal Management Ltd.	1,536	29,217
Sonic Healthcare Ltd.	4,835	60,983
SP AusNet	75,750	60,261
Stockland Corp. Ltd.	26,282	87,136
Suncorp-Metway Ltd.	15,328	121,256
Tabcorp Holdings Ltd.	13,280	82,982
Tatts Group Ltd.	22,880	46,775
Telstra Corp. Ltd.	48,834	144,976
Toll Holdings Ltd.	6,880	52,591
Transurban Group	13,248	61,586
Wesfarmers Ltd.	10,848	265,258
Wesfarmers Ltd. Partially Protected	736	18,062
Westfield Group	22,048	247,711
Westpac Banking Corp.	34,916	740,497
Woodside Petroleum Ltd.	6,759	254,308
Woolworths Ltd.	14,784	339,820
WorleyParsons Ltd.	2,400	50,323

		9,491,833
AUSTRIA – 0.22%
Erste Group Bank AGc	2,700	103,504
IMMOEAST AGa	4,960	24,198
Oesterreichische Elektrizitaetswirtschafts AG Class A	1,601	67,160
OMV AG	2,400	95,406

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
Raiffeisen International Bank Holding AG	992	$49,610
Telekom Austria AG	4,672	64,809
Vienna Insurance Group AG	640	30,886
voestalpine AG	1,792	63,465

		499,038
BELGIUM – 0.53%
Anheuser-Busch InBev NV	8,518	428,001
Belgacom SA	1,509	55,320
Colruyt SA	173	42,297
Compagnie Nationale a Portefeuille SA	512	25,680
Delhaize Group SA	1,152	90,629
Dexia SAa	7,680	47,994
Fortis[a]	31,238	110,849
Groupe Bruxelles Lambert SA	994	91,476
KBC Groep NVa	2,336	102,522
Mobistar SA	544	34,419
Solvay SA	584	58,201
UCB SA	1,312	58,921
Umicore	1,248	38,865

		1,185,174
CANADA – 5.13%
Agnico-Eagle Mines Ltd.	2,144	108,759
Agrium Inc.	1,664	93,921
Alimentation Couche-Tard Inc. Class B	2,688	50,808
Bank of Montreal	6,368	310,780
Bank of Nova Scotia	12,032	506,236
Barrick Gold Corp.	12,032	419,172
BCE Inc.	2,528	65,175
Biovail Corp.	1,984	29,048
Bombardier Inc. Class B	17,856	84,462
Brookfield Asset Management Inc. Class A	6,272	126,853
Brookfield Properties Corp.	3,040	36,606
CAE Inc.	5,248	42,014
Cameco Corp.	4,256	115,437
Canadian Imperial Bank of Commerce	4,608	276,350
Canadian National Railway Co.	5,920	296,250
Canadian Natural Resources Ltd.	6,528	418,147
Canadian Oil Sands Trust	2,784	72,481

Security	Shares	Value
Canadian Pacific Railway Ltd.	1,888	$89,447
Canadian Tire Corp. Ltd. Class A	928	46,579
Canadian Utilities Ltd. Class A	992	40,276
Cenovus Energy Inc.	7,845	181,933
CGI Group Inc. Class Aa	5,568	73,630
CI Financial Corp.	1,824	37,370
Crescent Point Energy Corp.	1,152	40,923
Eldorado Gold Corp.[a]	7,232	86,200
Enbridge Inc.	4,736	206,286
EnCana Corp.	9,120	279,891
Enerplus Resources Fund	1,632	34,754
Ensign Energy Services Inc.	1,824	25,712
Fairfax Financial Holdings Ltd.	199	67,761
Finning International Inc.	1,696	27,617
First Quantum Minerals Ltd.	864	62,884
Fortis Inc.	2,368	61,561
Franco-Nevada Corp.	1,792	45,477
George Weston Ltd.	192	12,416
Gerdau Ameristeel Corp.	3,264	24,537
Gildan Activewear Inc.[a]	1,632	35,121
Goldcorp Inc.	9,120	310,191
Great-West Lifeco Inc.	2,784	67,647
Groupe Aeroplan Inc.	3,616	37,704
Husky Energy Inc.	3,008	75,094
IAMGOLD Corp.	4,640	61,359
IGM Financial Inc.	1,600	62,649
Imperial Oil Ltd.	3,840	138,536
Inmet Mining Corp.	736	37,404
Intact Financial Corp.	640	22,681
Ivanhoe Mines Ltd.[a]	4,000	56,237
Kinross Gold Corp.	8,832	143,484
Loblaw Companies Ltd.	2,048	67,447
Magna International Inc. Class A	1,216	67,128
Manulife Financial Corp.	18,656	342,129
Metro Inc. Class A	544	19,948
National Bank of Canada	2,144	113,709
Nexen Inc.	5,632	123,740
Niko Resources Ltd.	736	68,205
Onex Corp.	1,856	43,025
Open Text Corp.[a]	736	29,102
Pan American Silver Corp.[a]	1,120	23,724
Penn West Energy Trust	5,120	84,621

84	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
Petrobank Energy and Resources Ltd.[a]	736	$36,493
Potash Corp. of Saskatchewan Inc.	3,744	372,186
Power Corp. of Canada	3,872	101,969
Power Financial Corp.	2,592	73,369
Research In Motion Ltd.[a]	6,144	389,053
Ritchie Bros. Auctioneers Inc.	480	10,127
Rogers Communications Inc. Class B	5,984	187,355
Royal Bank of Canada	16,000	785,059
Saputo Inc.	2,144	57,448
Shaw Communications Inc. Class B	4,416	82,476
Sherritt International Corp.	5,508	31,740
Shoppers Drug Mart Corp.	2,272	90,731
Silver Wheaton Corp.[a]	3,328	46,070
Sino-Forest Corp. Class Aa	3,136	54,656
SNC-Lavalin Group Inc.	1,696	77,948
Sun Life Financial Inc.	6,688	196,027
Suncor Energy Inc.	18,563	588,162
Talisman Energy Inc.	12,512	207,731
Teck Resources Ltd. Class Ba	5,792	190,312
TELUS Corp. NVS	1,888	56,808
Thomson Reuters Corp.	5,029	168,546
Tim Hortons Inc.	1,280	36,964
TMX Group Inc.	1,184	33,636
Toronto-Dominion Bank (The)	9,664	571,405
TransAlta Corp.	2,848	59,499
TransCanada Corp.	7,296	233,979
Trican Well Service Ltd.	2,880	37,355
Viterra Inc.[a]	3,040	27,190
Yamana Gold Inc.	9,408	95,095
Yellow Pages Income Fund	4,864	23,966

		11,451,993
DENMARK – 0.46%
Carlsberg A/S Class B	1,184	89,293
Coloplast A/S Class B	672	73,385
Danske Bank A/Sa	5,760	139,243
DSV A/Sa	2,720	48,897
Novo Nordisk A/S Class B	5,952	406,100
Novozymes A/S Class B	608	62,878
Topdanmark A/Sa	448	54,861
Vestas Wind Systems A/Sa	2,304	122,964
William Demant Holding A/Sa	323	25,366

		1,022,987

Security	Shares	Value
FINLAND – 0.63%
Elisa OYJ	2,176	$47,757
Fortum OYJ	5,728	146,574
Kesko OYJ Class B	1,088	35,236
Kone OYJ Class B	1,984	80,606
Metso OYJ	1,696	57,637
Neste Oil OYJ	1,888	31,123
Nokia OYJ	42,528	599,394
Nokian Renkaat OYJ	1,728	42,128
Orion OYJ Class B	672	14,767
Outokumpu OYJ	1,952	35,760
Rautaruukki OYJ	1,376	28,497
Sampo OYJ Class A	5,600	136,526
UPM-Kymmene OYJ	7,008	77,683
Wartsila OYJ Class B	1,376	65,582

		1,399,270
FRANCE – 5.56%
Accor SA	2,400	122,093
Aeroports de Paris	608	47,756
Air France-KLM[a]	1,792	29,466
Alcatel-Lucent[a]	28,416	97,162
ALSTOM	2,240	151,316
ArcelorMittal	10,472	414,615
Atos Origin SAa	896	42,026
AXA	20,866	435,040
BNP Paribas	11,044	800,534
Bouygues SA	2,656	132,052
Bureau Veritas SA	192	9,327
Cap Gemini SA	1,728	77,495
Carrefour SA	7,840	385,107
Casino Guichard-Perrachon SA	608	50,241
Christian Dior SA	512	52,093
CNP Assurances SA	544	48,400
Compagnie de Saint-Gobain	4,484	217,204
Compagnie Generale de Geophysique-Veritas[a]	1,600	39,942
Compagnie Generale des Etablissements Michelin Class B	1,824	142,761
Credit Agricole SA	11,137	177,090
Danone SA	6,506	374,788
Dassault Systemes SA	1,088	63,039
Eiffage SA	416	21,886

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
Electricite de France	2,400	$130,199
Eramet	64	19,513
Essilor International SA	2,336	136,712
Eurazeo	288	21,056
European Aeronautic Defence and Space Co.	3,681	72,653
Fonciere des Regions	128	12,792
France Telecom SA	21,760	502,828
GDF Suez	14,625	557,394
Gecina SA	192	19,209
Hermes International[c]	672	93,078
Icade	416	40,365
Iliad SA	128	14,281
Klepierre	1,409	52,819
Lafarge SA	2,347	175,801
Lagardere SCA	1,664	65,003
L’Air Liquide SA	3,330	356,351
L’Oreal SA	3,072	326,436
LVMH Moet Hennessy Louis Vuitton SA	3,008	330,589
Natixis[a]	18,179	85,153
Neopost SA	608	48,711
Pernod Ricard SA	2,691	218,100
PPR SA	992	121,958
PSA Peugeot Citroen SAa	1,920	63,075
Publicis Groupe SA	2,432	100,650
Renault SAa	2,304	109,716
Safran SA	3,328	65,616
Sanofi-Aventis	12,640	941,697
Schneider Electric SA	2,848	297,012
SCOR SE	2,400	55,943
SES SA FDR	2,592	57,248
Societe Generale	6,784	397,969
Societe Television Francaise 1	2,304	40,079
Sodexo[a]	1,312	72,343
STMicroelectronics NV	8,512	70,408
Suez Environnement SA	4,417	100,809
Technip SA	1,184	81,808
Thales SA	1,184	54,037
Total SA	25,632	1,498,124
Unibail-Rodamco SE	864	188,784
Vallourec SA	608	105,636

Security	Shares	Value
Veolia Environnement	4,256	$141,029
Vinci SA	4,928	265,836
Vivendi SA	13,728	359,681

		12,399,934
GERMANY – 3.83%
Adidas AG	2,272	116,561
Allianz SE Registered	5,600	625,967
BASF SE	11,648	667,438
Bayer AG	9,312	640,365
Bayerische Motoren Werke AG	3,392	145,967
Beiersdorf AG	992	58,290
Celesio AG	1,088	31,894
Commerzbank AGa	6,496	50,897
Daimler AG Registered	10,784	501,015
Deutsche Bank AG Registered	6,848	422,378
Deutsche Boerse AG	2,432	160,736
Deutsche Lufthansa AG Registered	2,400	38,780
Deutsche Post AG Registered	9,312	163,602
Deutsche Postbank AGa	1,760	54,100
Deutsche Telekom AG Registered	34,656	450,728
E.ON AG	22,880	847,843
Fraport AG	480	24,512
Fresenius Medical Care AG & Co. KGaA	2,304	117,322
GEA Group AG	2,752	56,612
Hannover Rueckversicherung AG Registered[a]	640	29,712
HeidelbergCement AG	1,568	95,394
Henkel AG & Co. KGaA	1,248	54,789
Hochtief AG	480	35,987
Infineon Technologies AGa	8,416	47,014
K+S AG	1,944	110,298
Linde AG	1,472	162,453
MAN SE	1,376	92,874
Merck KGaA	800	71,733
METRO AG	1,536	84,587
Muenchener Rueckversicherungs- Gesellschaft AG Registered	2,528	381,247
QIAGEN NVa	2,240	49,162
RWE AG	5,248	468,596
Salzgitter AG	544	48,551
SAP AG	10,688	491,429

86	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
Siemens AG Registered	10,176	$919,793
SolarWorld AGc	1,056	17,973
Suedzucker AG	512	11,931
ThyssenKrupp AG	4,512	144,181
Volkswagen AG	640	56,292

		8,549,003
GREECE – 0.07%
Hellenic Telecommunications Organization SA SP ADR	6,688	46,013
National Bank of Greece SA SP ADR	25,129	112,075

		158,088
HONG KONG – 1.19%
Bank of East Asia Ltd.	26,080	89,666
BOC Hong Kong (Holdings) Ltd.	48,000	100,748
Cheung Kong (Holdings) Ltd.	32,000	379,299
CLP Holdings Ltd.	16,000	108,165
Esprit Holdings Ltd.	16,209	115,005
Foxconn International Holdings Ltd.[a]	32,000	34,077
Hang Lung Properties Ltd.	32,000	109,195
Hang Seng Bank Ltd.	12,800	179,822
Hong Kong and China Gas Co. Ltd. (The)	32,200	70,405
Hong Kong Exchanges and Clearing Ltd.[c]	16,000	272,576
Hongkong Electric Holdings Ltd.	16,000	89,520
Hutchison Whampoa Ltd.	32,000	219,009
Kerry Properties Ltd.	16,000	71,492
Link REIT (The)	32,000	77,137
MTR Corp. Ltd.	32,000	104,045
New World Development Co. Ltd.	32,000	52,743
Sun Hung Kai Properties Ltd.	32,000	413,294
Swire Pacific Ltd. Class A	16,000	174,816

		2,661,014
IRELAND – 0.14%
Anglo Irish Bank Corp. Ltd.[b]	6,552	1
CRH PLC	8,452	205,822
Elan Corp. PLC[a]	5,728	43,614
Kerry Group PLC Class A	2,144	63,857

		313,294
ITALY – 1.78%
A2A SpA	28,096	53,697
Assicurazioni Generali SpA	13,133	315,250

Security	Shares	Value
Atlantia SpA	4,004	$100,900
Autogrill SpA[a]	3,616	44,330
Banca Carige SpA	15,072	39,029
Banca Monte dei Paschi di Siena SpA	27,808	45,377
Banca Popolare di Milano Scrl	5,093	33,413
Banco Popolare SpA[a]	12,160	78,171
Enel SpA	76,832	416,758
Eni SpA	30,022	706,473
Fiat SpA[a]	10,020	127,226
Finmeccanica SpA	2,912	40,678
Fondiaria-SAI SpA	896	14,683
Intesa Sanpaolo SpA[a]	87,785	338,902
Luxottica Group SpA	2,176	57,345
Mediaset SpA	8,864	67,886
Mediobanca SpA[a]	7,210	79,621
Mediolanum SpA	9,280	52,369
Parmalat SpA	16,613	41,911
Pirelli & C. SpA[a]	81,856	48,127
Prysmian SpA	2,080	38,105
Saipem SpA	2,112	69,103
Snam Rete Gas SpA	10,240	48,393
Telecom Italia SpA	126,209	190,335
Tenaris SA	5,088	114,780
Terna SpA	23,296	94,389
UniCredit SpA[a]	209,102	587,095
Unione di Banche Italiane ScpA	6,534	90,547
Unipol Gruppo Finanziario SpA[a]	22,272	27,273

		3,962,166
NETHERLANDS – 1.45%
AEGON NVa	18,048	110,026
Akzo Nobel NV	3,296	198,026
ASML Holding NV	5,056	161,424
Corio NV	736	45,559
Fugro NV CVA	384	22,978
Heineken NV	2,976	147,569
ING Groep NV CVA[a]	39,202	374,011
Koninklijke Ahold NV	15,680	198,307
Koninklijke DSM NV	2,016	94,754
Koninklijke KPN NV	21,760	362,641
Koninklijke Philips Electronics NV	13,984	425,672
Randstad Holding NVa	1,056	51,145

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
Reed Elsevier NV	8,224	$99,792
Royal Boskalis Westminster NV CVA	512	18,122
Royal Vopak NVa	416	31,415
SBM Offshore NV	1,896	37,396
TNT NV	5,316	153,802
Unilever NV CVA	20,288	626,166
Wolters Kluwer NV	3,872	81,482

		3,240,287
NORWAY – 0.41%
DnB NOR ASA[a]	11,878	136,343
Norsk Hydro ASA[a]	4,323	31,908
Orkla ASA	4,992	45,570
Renewable Energy Corp. ASA[a,c]	2,532	14,929
Seadrill Ltd.	4,608	106,569
Statoil ASA	17,152	389,980
Telenor ASA[a]	7,936	104,358
Yara International ASA	2,180	92,437

		922,094
PORTUGAL – 0.21%
Banco Comercial Portugues SA Registered	57,921	63,198
Banco Espirito Santo SA Registered	7,394	43,308
BRISA - Auto-estradas de Portugal SA	8,322	79,466
CIMPOR - Cimentos de Portugal SGPS SA	2,016	17,093
EDP Renovaveis SAa	768	6,655
Energias de Portugal SA	29,440	117,482
Galp Energia SGPS SA Class B	1,312	21,072
Portugal Telecom SGPS SA Registered	12,293	128,150

		476,424
SINGAPORE – 0.76%
CapitaLand Ltd.	32,000	87,993
CapitaMall Trust Management Ltd.	96,200	115,817
ComfortDelGro Corp. Ltd.	64,000	72,492
Genting Singapore PLC[a,c]	64,800	48,932
Golden Agri-Resources Ltd.[a]	64,000	23,708
Keppel Corp. Ltd.	32,000	190,803
Neptune Orient Lines Ltd.	73,499	90,581
Noble Group Ltd.	32,400	66,473

Security	Shares	Value
Oversea-Chinese Banking Corp. Ltd.	32,000	$186,700
SembCorp Marine Ltd.	32,000	75,683
Singapore Press Holdings Ltd.[c]	13,000	34,265
Singapore Technologies Engineering Ltd.	32,000	70,440
Singapore Telecommunications Ltd.	96,000	205,849
United Overseas Bank Ltd.	32,000	413,977

		1,683,713
SPAIN – 2.28%
Abertis Infraestructuras SA	3,720	75,853
Acciona SA	352	42,845
Acerinox SA	2,528	48,034
Actividades de Construcciones y Servicios SA	2,368	112,533
Banco Bilbao Vizcaya Argentaria SA	44,899	692,722
Banco de Sabadell SA	11,936	64,023
Banco de Valencia SA	3,146	24,007
Banco Popular Espanol SA	11,179	85,771
Banco Santander SA	93,088	1,332,693
Bankinter SA	3,686	33,153
Criteria CaixaCorp SA	7,552	34,451
Enagas SA	2,272	47,385
Ferrovial SA	3,910	41,141
Gamesa Corporacion Tecnologica SA	2,464	36,183
Gas Natural SDG SA	2,784	55,781
Gestevision Telecinco SA	1,152	16,557
Grifols SA	1,376	21,134
Iberdrola Renovables SA	6,144	27,413
Iberdrola SA	46,272	397,471
Indra Sistemas SA	2,368	51,724
Industria de Diseno Textil SA	2,816	178,620
Mapfre SA	16,232	64,526
Red Electrica Corporacion SA	1,408	70,982
Repsol YPF SA	9,568	228,012
Sacyr Vallehermoso SAa,c	1,506	15,794
Telefonica SA	51,680	1,247,373
Zardoya Otis SA	1,603	29,923

		5,076,104
SWEDEN – 1.34%
Alfa Laval AB	4,736	65,285
Assa Abloy AB Class B	3,680	64,413
Atlas Copco AB Class A	7,712	106,309

88	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
Atlas Copco AB Class B	4,448	$54,529
Electrolux AB Class Ba	3,584	85,970
Getinge AB Class B	2,657	57,473
Hennes & Mauritz AB Class B	5,728	341,352
Husqvarna AB Class Ba	3,876	26,794
Investor AB Class B	4,448	79,370
Lundin Petroleum ABa	4,416	34,106
Millicom International Cellular SA SDR	832	60,518
Nordea Bank AB	38,112	355,869
Sandvik AB	11,360	125,648
Scania AB Class B	4,352	54,271
Securitas AB Class B	4,512	44,220
Skandinaviska Enskilda Banken AB Class Aa	22,689	137,159
Skanska AB Class B	5,600	87,798
SKF AB Class B	4,160	65,278
SSAB AB Class A	2,432	40,084
Svenska Cellulosa AB Class B	6,368	86,914
Svenska Handelsbanken AB Class A	5,760	152,525
Swedbank AB Class Aa	9,255	81,628
Swedish Match AB	2,784	59,006
Tele2 AB Class B	3,392	48,468
Telefonaktiebolaget LM Ericsson Class B	36,321	360,420
TeliaSonera AB	26,912	182,886
Volvo AB Class A	2,784	23,758
Volvo AB Class B	13,344	114,420

		2,996,471
SWITZERLAND – 4.03%
ABB Ltd. Registered[a]	26,496	488,898
Actelion Ltd. Registered[a]	1,376	73,493
Adecco SA Registered	1,632	88,946
Aryzta AG	768	30,673
Baloise Holding AG Registered	576	48,360
Compagnie Financiere Richemont SA Class A Bearer Units	6,080	208,800
Credit Suisse Group AG Registered	13,184	582,217
GAM Holding Ltd.	1,176	13,678
Geberit AG Registered	512	91,170
Givaudan SA Registered	100	82,487
Holcim Ltd. Registered[a]	3,008	209,170
Julius Baer Group Ltd.	1,176	39,338

Security	Shares	Value
Kuehne & Nagel International AG Registered	864	$84,507
Logitech International SA Registered[a]	2,144	36,876
Lonza Group AG Registered	608	43,635
Nestle SA Registered	41,888	2,006,777
Nobel Biocare Holding AG Registered	1,440	42,868
Novartis AG Registered	24,800	1,337,520
Pargesa Holding SA Bearer	520	43,979
Roche Holding AG Genusschein	8,480	1,435,993
Schindler Holding AG Participation Certificates	544	40,641
SGS SA Registered	64	83,241
Sonova Holding AG Registered	576	72,075
Straumann Holding AG Registered	64	17,137
Swatch Group AG (The) Bearer	256	67,904
Swatch Group AG (The) Registered	514	26,136
Swiss Life Holding AG Registered[a]	544	69,722
Swiss Reinsurance Co. Registered	4,352	192,023
Swisscom AG Registered	192	70,618
Syngenta AG Registered	1,216	316,084
Synthes Inc.	736	94,749
UBS AG Registered[a]	43,618	580,553
Zurich Financial Services AG Registered	1,760	380,017

		9,000,285
UNITED KINGDOM – 11.22%
Admiral Group PLC	1,728	31,372
AMEC PLC	4,192	50,917
Anglo American PLC[a]	15,620	581,185
Antofagasta PLC	4,000	56,340
Associated British Foods PLC	3,680	52,069
AstraZeneca PLC	17,472	815,276
Autonomy Corp. PLC[a]	2,336	58,357
Aviva PLC	31,392	195,425
BAE Systems PLC	43,008	243,274
Balfour Beatty PLC	9,092	38,958
Barclays PLC	136,033	589,743
BG Group PLC	40,928	760,435
BHP Billiton PLC	26,624	796,078
BP PLC	223,840	2,105,100

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
British Airways PLC[a,c]	9,440	$31,191
British American Tobacco PLC	24,449	811,161
British Land Co. PLC	9,760	68,516
British Sky Broadcasting Group PLC	14,304	122,282
BT Group PLC	96,288	212,306
Bunzl PLC	3,168	31,702
Burberry Group PLC	5,408	53,295
Cable & Wireless PLC	23,808	54,326
Cadbury PLC	16,001	212,171
Cairn Energy PLC[a]	17,600	91,657
Capita Group PLC	6,656	77,165
Carnival PLC[a]	2,240	81,658
Centrica PLC	60,354	261,024
Cobham PLC	15,712	58,587
Compass Group PLC	22,432	153,953
Diageo PLC	30,720	519,331
Drax Group PLC	4,448	29,308
Eurasian Natural Resources Corp.	3,937	57,346
Experian PLC	11,840	113,550
FirstGroup PLC	5,024	29,730
G4S PLC	14,368	58,249
GlaxoSmithKline PLC	62,240	1,213,257
Hammerson PLC	9,445	57,391
Home Retail Group PLC	10,688	43,844
HSBC Holdings PLC	210,565	2,285,274
ICAP PLC	6,624	39,400
Imperial Tobacco Group PLC	11,105	360,520
InterContinental Hotels Group PLC	3,904	56,333
International Power PLC	18,176	93,725
Invensys PLC	9,888	48,865
Investec PLC	6,080	41,533
J Sainsbury PLC	16,352	84,870
Johnson Matthey PLC	2,464	57,843
Kazakhmys PLC[a]	3,264	63,757
Kingfisher PLC	29,472	100,261
Land Securities Group PLC	11,492	117,947
Legal & General Group PLC	75,392	91,693
Liberty International PLC	4,162	30,478
Lloyds Banking Group PLC[a]	393,568	322,895
London Stock Exchange Group PLC	2,016	20,723
Lonmin PLC[a]	2,410	69,782
Man Group PLC	27,168	103,176

Security	Shares	Value
Marks & Spencer Group PLC	20,928	$116,970
National Grid PLC	31,392	317,409
Next PLC	2,560	80,648
Old Mutual PLC[a]	63,200	105,424
Pearson PLC	10,144	144,911
Prudential PLC	29,664	274,744
Randgold Resources Ltd.	1,216	85,598
Reckitt Benckiser Group PLC	7,232	377,323
Reed Elsevier PLC	13,408	107,425
Resolution Ltd.[a]	10,101	12,932
Rexam PLC	14,795	71,099
Rio Tinto PLC	16,512	819,959
Rolls-Royce Group PLC[a]	22,432	172,464
Royal Bank of Scotland Group PLC[a]	163,456	84,601
Royal Dutch Shell PLC Class A	41,984	1,172,270
Royal Dutch Shell PLC Class B	31,840	853,572
RSA Insurance Group PLC	28,832	59,552
SABMiller PLC	10,816	296,543
Sage Group PLC (The)	14,592	55,346
Schroders PLC	2,272	45,363
Scottish & Southern Energy PLC	10,304	193,180
SEGRO PLC	5,344	26,889
Serco Group PLC	6,720	53,841
Severn Trent PLC	2,624	47,303
Shire PLC	6,144	121,784
Smith & Nephew PLC	11,072	112,305
Smiths Group PLC	3,744	59,994
Standard Chartered PLC	22,976	534,579
Standard Life PLC	24,352	76,404
Tesco PLC	95,648	652,225
Thomas Cook Group PLC	5,888	21,455
3i Group PLC	21,987	93,470
Tomkins PLC	15,616	47,294
TUI Travel PLC	8,352	34,756
Tullow Oil PLC	9,248	171,159
Unilever PLC	15,840	484,797
United Utilities Group PLC	7,555	64,949
Vedanta Resources PLC	1,376	53,513
Vodafone Group PLC	632,096	1,362,817
Whitbread PLC	2,368	53,464
Wm Morrison Supermarkets PLC	23,168	107,327
Wolseley PLC[a]	3,872	86,180

90	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
WPP PLC	13,632	$127,022
Xstrata PLC[a]	23,362	386,145

		25,033,609
UNITED STATES – 54.08%
Abbott Laboratories	18,464	977,484
Abercrombie & Fitch Co. Class A	1,088	34,316
Accenture PLC Class Ac	6,944	284,635
ACE Ltd.[a]	3,872	190,773
Activision Blizzard Inc.[a]	6,848	69,576
Adobe Systems Inc.[a]	6,272	202,586
Advance Auto Parts Inc.	1,186	46,788
Advanced Micro Devices Inc.[a]	5,568	41,537
AES Corp. (The)[a]	8,192	103,465
Aetna Inc.	5,696	170,709
Affiliated Computer Services Inc. Class Aa	1,440	88,589
Aflac Inc.	5,856	283,606
AGCO Corp.[a]	928	28,684
Agilent Technologies Inc.[a]	4,384	122,884
Air Products and Chemicals Inc.	2,656	201,750
Akamai Technologies Inc.[a]	1,920	47,424
Alcoa Inc.	12,832	163,351
Allegheny Energy Inc.	1,504	31,509
Allegheny Technologies Inc.	1,152	47,059
Allergan Inc.	3,488	200,560
Alliance Data Systems Corp.[a]	896	53,276
Alliant Energy Corp.	1,504	46,925
Allstate Corp. (The)	6,720	201,130
Alpha Natural Resources Inc.[a]	1,056	42,884
Altera Corp.	4,192	89,373
Altria Group Inc.	25,504	506,509
Amazon.com Inc.[a]	4,160	521,706
AMB Property Corp.	2,240	53,760
Ameren Corp.	2,816	71,949
American Eagle Outfitters Inc.	2,880	45,763
American Electric Power Co. Inc.	4,800	166,320
American Express Co.	12,864	484,458
American International Group Inc.[a,c]	1,280	31,014
American Tower Corp. Class Aa	4,928	209,194
American Water Works Co. Inc.	1,216	26,509
Ameriprise Financial Inc.	3,456	132,157
AmerisourceBergen Corp.	4,352	118,636

Security	Shares	Value
AMETEK Inc.	832	$30,318
Amgen Inc.[a]	12,256	716,731
Amphenol Corp. Class A	1,920	76,493
Anadarko Petroleum Corp.	5,568	355,127
Analog Devices Inc.	3,744	100,938
Annaly Capital Management Inc.	6,464	112,344
Aon Corp.	3,200	124,480
Apache Corp.	4,096	404,562
Apollo Group Inc. Class Aa	1,600	96,944
Apple Inc.[a]	10,688	2,053,379
Applied Materials Inc.	15,744	191,762
Arch Coal Inc.	1,728	36,409
Archer-Daniels-Midland Co.	7,072	211,948
Arrow Electronics Inc.[a]	1,664	43,713
Assurant Inc.	969	30,456
AT&T Inc.	70,240	1,781,286
Autodesk Inc.[a]	2,784	66,231
Automatic Data Processing Inc.	6,176	251,919
AutoNation Inc.[a,c]	1,600	28,800
AutoZone Inc.[a]	544	84,336
AvalonBay Communities Inc.	1,058	81,053
Avery Dennison Corp.	1,216	39,532
Avnet Inc.[a]	1,824	48,227
Avon Products Inc.	5,248	158,175
Axis Capital Holdings Ltd.	493	14,198
Baker Hughes Inc.	3,840	173,875
Ball Corp.	576	29,255
Bank of America Corp.	103,531	1,571,601
Bank of New York Mellon Corp. (The)	14,688	427,274
Baxter International Inc.	7,360	423,862
BB&T Corp.	7,904	220,284
Beckman Coulter Inc.	928	60,663
Becton, Dickinson and Co.	2,880	217,066
Bed Bath & Beyond Inc.[a]	3,136	121,363
Berkshire Hathaway Inc. Class Ba	6,550	500,616
Best Buy Co. Inc.	4,000	146,600
Biogen Idec Inc.[a]	3,520	189,165
BJ Services Co.	3,360	69,451
Black & Decker Corp. (The)	800	51,728
BlackRock Inc.[d]	168	35,922
BMC Software Inc.[a]	2,368	91,500
Boeing Co. (The)	8,448	511,949

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
BorgWarner Inc.[a]	1,024	$35,932
Boston Properties Inc.	1,216	78,882
Boston Scientific Corp.[a]	17,164	148,125
Bristol-Myers Squibb Co.	22,160	539,818
Broadcom Corp. Class Aa	5,152	137,661
Brown-Forman Corp. Class B NVS	1,312	67,332
Bunge Ltd.[c]	1,600	94,064
Burlington Northern Santa Fe Corp.	4,096	408,494
C.H. Robinson Worldwide Inc.	1,824	103,293
C.R. Bard Inc.	1,280	106,099
CA Inc.	4,800	105,792
Cablevision NY Group Class A	2,912	74,664
Cabot Oil & Gas Corp.	1,216	46,536
Calpine Corp.[a]	5,312	58,166
Cameron International Corp.[a]	2,496	93,999
Campbell Soup Co.	2,592	85,821
Capital One Financial Corp.	5,664	208,775
Cardinal Health Inc.	4,448	147,095
CareFusion Corp.[a]	2,215	57,036
CarMax Inc.[a]	3,488	71,957
Carnival Corp.[a]	5,088	169,583
Caterpillar Inc.	7,040	367,770
CBS Corp. Class B NVS	7,968	103,026
Celanese Corp. Series A	1,696	49,354
Celgene Corp.[a]	5,632	319,785
CenterPoint Energy Inc.	3,808	53,122
CenturyTel Inc.	2,756	93,732
Cephalon Inc.[a]	832	53,115
Cerner Corp.[a]	608	45,995
CF Industries Holdings Inc.	800	74,288
Charles River Laboratories International Inc.[a]	1,024	37,212
Charles Schwab Corp. (The)	12,864	235,283
Chesapeake Energy Corp.	7,392	183,174
Chevron Corp.	24,033	1,733,260
Chubb Corp.	4,256	212,800
Church & Dwight Co. Inc.	512	30,868
CIGNA Corp.	3,392	114,548
Cimarex Energy Co.	1,600	78,736
Cincinnati Financial Corp.	1,600	42,224
Cintas Corp.	1,920	48,211
Cisco Systems Inc.[a]	69,538	1,562,519

Security	Shares	Value
Citigroup Inc.[a]	247,136	$820,492
Citrix Systems Inc.[a]	2,208	91,742
Cliffs Natural Resources Inc.	1,952	77,982
Clorox Co. (The)	1,792	106,033
CME Group Inc.	737	211,386
Coach Inc.	3,584	125,010
Coca-Cola Co. (The)	25,312	1,373,176
Coca-Cola Enterprises Inc.	3,392	68,484
Cognizant Technology Solutions Corp. Class Aa	3,520	153,683
Colgate-Palmolive Co.	6,144	491,704
Comcast Corp. Class A	23,776	376,374
Comcast Corp. Class A Special	10,273	155,533
Comerica Inc.	2,720	93,867
Computer Sciences Corp.[a]	1,984	101,779
ConAgra Foods Inc.	5,824	132,438
ConocoPhillips	16,832	807,936
CONSOL Energy Inc.	2,368	110,372
Consolidated Edison Inc.	3,136	137,169
Constellation Brands Inc. Class Aa	3,712	59,689
Constellation Energy Group Inc.	2,144	69,208
Cooper Industries PLC	1,824	78,250
Corning Inc.	19,168	346,557
Costco Wholesale Corp.	5,120	294,042
Covance Inc.[a]	1,024	59,505
Coventry Health Care Inc.[a]	1,856	42,465
Covidien PLC	6,016	304,169
Crown Castle International Corp.[a]	2,816	104,023
Crown Holdings Inc.[a]	776	18,477
CSX Corp.	4,864	208,471
Cummins Inc.	2,432	109,829
CVS Caremark Corp.	17,346	561,490
D.R. Horton Inc.	3,328	39,237
Danaher Corp.	2,816	200,922
Darden Restaurants Inc.	1,728	63,867
DaVita Inc.[a]	1,248	74,580
Dean Foods Co.[a]	2,464	43,440
Deere & Co.	5,184	258,941
Dell Inc.[a]	20,421	263,431
Delta Air Lines Inc.[a]	1,575	19,262
Denbury Resources Inc.[a]	3,200	43,360
DENTSPLY International Inc.	2,432	81,545

92	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
Devon Energy Corp.	5,120	$342,579
DeVry Inc.	672	41,032
Diamond Offshore Drilling Inc.	800	73,224
DIRECTV Class Aa	13,191	400,347
Discover Financial Services	7,648	104,625
Discovery Communications Inc. Series Aa	1,986	58,905
Discovery Communications Inc. Series Ca	1,986	52,152
DISH Network Corp. Class A	2,881	52,607
Dollar Tree Inc.[a]	800	39,616
Dominion Resources Inc.	7,008	262,520
Dover Corp.	2,368	101,540
Dow Chemical Co. (The)	13,472	364,956
Dr Pepper Snapple Group Inc.	3,425	94,735
DST Systems Inc.[a]	736	33,363
DTE Energy Co.	2,336	98,205
Duke Energy Corp.	15,456	255,488
Duke Realty Corp.	3,744	42,382
Dun & Bradstreet Corp. (The)	704	55,595
E.I. du Pont de Nemours and Co.	10,976	357,927
Eastman Chemical Co.	1,056	59,696
Eaton Corp.	1,728	105,823
Eaton Vance Corp.	992	28,580
eBay Inc.[a]	13,184	303,496
Ecolab Inc.	2,272	99,741
Edison International	3,712	123,684
El Paso Corp.	8,544	86,722
Electronic Arts Inc.[a]	3,776	61,473
Eli Lilly and Co.	12,448	438,170
EMC Corp.[a]	24,608	410,215
Emerson Electric Co.	9,440	392,138
Energen Corp.	384	16,877
Energizer Holdings Inc.[a]	640	35,520
Entergy Corp.	2,336	178,260
EOG Resources Inc.	3,072	277,770
EQT Corp.	1,728	76,067
Equifax Inc.	1,696	54,272
Equity Residential	3,456	110,765
Estee Lauder Companies Inc. (The) Class A	1,504	78,990
Everest Re Group Ltd.	992	85,054

Security	Shares	Value
Exelon Corp.	8,160	$372,259
Expedia Inc.[a]	1,632	34,941
Expeditors International Washington Inc.	2,496	85,114
Express Scripts Inc.[a]	2,918	244,703
Exxon Mobil Corp.	57,729	3,719,479
Family Dollar Stores Inc.	1,954	60,340
Fastenal Co.[c]	1,696	70,350
Federal Realty Investment Trust	736	47,384
FedEx Corp.	3,520	275,792
Fidelity National Financial Inc. Class A	2,660	34,314
Fidelity National Information Services Inc.	3,435	80,929
Fifth Third Bancorp	10,121	125,905
First American Corp.	800	23,656
First Solar Inc.[a,c]	585	66,280
FirstEnergy Corp.	3,680	160,522
Fiserv Inc.[a]	1,664	74,947
Flextronics International Ltd.[a]	12,608	79,935
FLIR Systems Inc.[a]	1,408	41,649
Flowserve Corp.	512	46,167
Fluor Corp.	2,048	92,856
FMC Corp.	194	9,882
FMC Technologies Inc.[a]	1,472	78,266
Ford Motor Co.[a]	34,240	371,162
Forest Laboratories Inc.[a]	3,360	99,590
Fortune Brands Inc.	1,728	71,833
Foster Wheeler AGa,c	1,888	52,826
FPL Group Inc.	4,608	224,686
Franklin Resources Inc.	2,048	202,813
Freeport-McMoRan Copper & Gold Inc.	5,024	335,051
GameStop Corp. Class Aa	1,922	37,998
Gap Inc. (The)	6,304	120,280
Garmin Ltd.[c]	1,472	47,560
General Dynamics Corp.	4,000	267,400
General Electric Co.	126,629	2,036,194
General Mills Inc.	3,840	273,830
Genuine Parts Co.	2,336	88,020
Genworth Financial Inc. Class Aa	5,248	72,632
Genzyme Corp.[a]	3,200	173,632

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
Gilead Sciences Inc.[a]	10,976	$529,812
Goldman Sachs Group Inc. (The)	5,762	856,925
Goodrich Corp.	864	53,490
Goodyear Tire & Rubber Co. (The)[a]	3,968	52,933
Google Inc. Class Aa	2,912	1,541,671
H&R Block Inc.	3,712	79,882
H.J. Heinz Co.	3,648	159,162
Halliburton Co.	10,720	313,131
Hansen Natural Corp.[a]	960	36,912
Harley-Davidson Inc.	3,040	69,130
Harris Corp.	1,408	60,431
Harsco Corp.	1,024	30,474
Hartford Financial Services Group Inc. (The)	4,288	102,869
Hasbro Inc.	1,984	60,611
HCP Inc.	2,752	78,019
Health Care REIT Inc.	352	15,136
Helmerich & Payne Inc.	1,344	56,220
Henry Schein Inc.[a]	416	22,485
Hershey Co. (The)	1,696	61,785
Hess Corp.	3,616	208,969
Hewlett-Packard Co.	29,123	1,370,820
Hologic Inc.[a]	2,912	43,884
Home Depot Inc. (The)	20,192	565,578
Honeywell International Inc.	8,672	335,086
Hormel Foods Corp.	320	12,384
Hospira Inc.[a]	1,888	95,608
Host Hotels & Resorts Inc.[a]	4,864	51,558
Hudson City Bancorp Inc.	6,208	82,380
Humana Inc.[a]	969	47,113
IHS Inc. Class Aa	544	27,983
Illinois Tool Works Inc.	5,344	232,945
Illumina Inc.[a]	1,376	50,485
IMS Health Inc.	2,816	60,938
Ingersoll-Rand PLC	3,937	127,795
Integrys Energy Group Inc.	1,408	58,925
Intel Corp.	67,235	1,304,359
IntercontinentalExchange Inc.[a]	864	82,495
International Business Machines Corp.	15,808	1,934,741
International Flavors & Fragrances Inc.	1,312	52,178

Security	Shares	Value
International Game Technology	4,064	$74,534
International Paper Co.	5,419	124,149
Interpublic Group of Companies Inc. (The)[a]	7,136	46,099
Intuit Inc.[a]	3,776	111,807
Intuitive Surgical Inc.[a]	448	146,971
Invesco Ltd.	5,986	115,530
Iron Mountain Inc.[a]	2,016	46,086
ITT Corp.	1,920	92,755
ITT Educational Services Inc.[a]	480	46,498
J.B. Hunt Transport Services Inc.	416	12,755
J.C. Penney Co. Inc.	2,624	65,154
J.M. Smucker Co. (The)	1,280	76,890
Jacobs Engineering Group Inc.[a]	1,408	53,208
Jefferies Group Inc.[a,c]	1,248	31,874
Johnson & Johnson	32,132	2,019,818
Johnson Controls Inc.	7,328	203,938
Joy Global Inc.	1,251	57,221
JPMorgan Chase & Co.	45,632	1,776,910
Juniper Networks Inc.[a]	6,208	154,145
KBR Inc.	1,664	31,167
Kellogg Co.	3,040	165,437
KeyCorp	12,843	92,213
Kimberly-Clark Corp.	4,960	294,574
Kimco Realty Corp.	5,764	72,742
Kinder Morgan Management LLC[a]	684	37,032
KLA-Tencor Corp.	2,304	64,973
Kohl’s Corp.[a]	3,552	178,914
Kraft Foods Inc. Class A	18,176	502,748
Kroger Co. (The)	7,680	164,582
L-3 Communications Holdings Inc.	1,536	128,010
Laboratory Corp. of America Holdings[a]	1,376	97,834
Lam Research Corp.[a]	1,536	50,703
Las Vegas Sands Corp.[a,c]	3,616	56,048
Legg Mason Inc.	2,240	57,747
Leggett & Platt Inc.	2,400	43,824
Lender Processing Services Inc.	896	34,729
Leucadia National Corp.[a]	3,136	70,027
Level 3 Communications Inc.[a]	25,962	36,087
Liberty Global Inc. Series Aa	2,272	57,663
Liberty Global Inc. Series Ca	2,048	51,323

94	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
Liberty Media Corp. - Liberty Interactive Group Series Aa	7,648	$79,386
Life Technologies Corp.[a]	2,020	100,414
Limited Brands Inc.	4,416	83,992
Lincoln National Corp.	3,945	96,968
Linear Technology Corp.	2,592	67,651
Lockheed Martin Corp.	4,064	302,849
Loews Corp.	3,712	132,778
Lorillard Inc.	1,952	147,766
Lowe’s Companies Inc.	18,176	393,510
LSI Corp.[a]	8,448	42,156
M&T Bank Corp.	1,184	87,320
Macy’s Inc.	5,376	85,640
Manpower Inc.	1,024	53,033
Marathon Oil Corp.	8,672	258,512
Marriott International Inc. Class A	3,584	94,008
Marsh & McLennan Companies Inc.	6,560	141,434
Marshall & Ilsley Corp.	3,296	22,775
Martin Marietta Materials Inc.[c]	480	38,006
Marvell Technology Group Ltd.[a]	6,112	106,532
Masco Corp.	4,800	65,088
MasterCard Inc. Class A	1,123	280,638
Mattel Inc.	4,768	94,025
Maxim Integrated Products Inc.	3,296	57,614
McAfee Inc.[a]	1,920	72,384
McCormick & Co. Inc. NVS	1,760	63,888
McDermott International Inc.[a]	3,392	80,119
McDonald’s Corp.	12,802	799,229
McGraw-Hill Companies Inc. (The)	3,872	137,262
McKesson Corp.	3,392	199,517
MDU Resources Group Inc.	1,440	31,709
Mead Johnson Nutrition Co. Class A	1,141	51,607
MeadWestvaco Corp.	2,112	50,836
Medco Health Solutions Inc.[a]	6,048	371,831
Medtronic Inc.	13,504	579,187
MEMC Electronic Materials Inc.[a]	3,264	41,061
Merck & Co. Inc.	36,333	1,387,194
MetLife Inc.	10,144	358,286
MetroPCS Communications Inc.[a]	2,400	13,512
MGM MIRAGE[a]	2,624	29,021
Microchip Technology Inc.	2,656	68,551
Micron Technology Inc.[a]	10,272	89,572

Security	Shares	Value
Microsoft Corp.	96,229	$2,711,733
Millipore Corp.[a]	832	57,383
Mirant Corp.[a]	582	8,189
Mohawk Industries Inc.[a]	832	34,453
Molson Coors Brewing Co. Class B NVS	1,504	63,168
Monsanto Co.	6,720	509,914
Moody’s Corp.	2,880	79,459
Morgan Stanley	14,412	385,953
Mosaic Co. (The)	2,017	107,930
Motorola Inc.[a]	26,240	161,376
Murphy Oil Corp.	2,144	109,516
Mylan Inc.[a]	3,520	64,170
Myriad Genetics Inc.[a]	736	17,296
Nabors Industries Ltd.[a]	3,232	72,074
NASDAQ OMX Group Inc. (The)[a]	1,824	32,814
National Oilwell Varco Inc.	5,121	209,449
National Semiconductor Corp.	3,328	44,129
NetApp Inc.[a]	4,448	129,570
New York Community Bancorp Inc.	5,024	75,511
Newell Rubbermaid Inc.	3,104	42,121
Newfield Exploration Co.[a]	1,536	75,172
Newmont Mining Corp.	6,016	257,846
News Corp. Class A NVS	23,040	290,534
News Corp. Class B	5,952	87,375
NII Holdings Inc.[a]	2,400	78,576
Nike Inc. Class B	4,480	285,600
NiSource Inc.	3,360	47,880
Noble Corp.	3,136	126,444
Noble Energy Inc.	2,016	149,063
Nordstrom Inc.	1,696	58,580
Norfolk Southern Corp.	4,544	213,841
Northeast Utilities	1,120	28,358
Northern Trust Corp.	2,752	139,031
Northrop Grumman Corp.	3,744	211,910
NRG Energy Inc.[a]	1,802	43,446
NSTAR	672	23,076
Nuance Communications Inc.[a]	2,080	31,242
Nucor Corp.	3,744	152,755
NVIDIA Corp.[a]	7,328	112,778
NYSE Euronext Inc.	3,456	80,905
Occidental Petroleum Corp.	9,632	754,571

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
Old Republic International Corp.	4,000	$42,360
Omnicare Inc.	1,344	33,600
Omnicom Group Inc.	3,712	131,034
ONEOK Inc.	576	24,301
Oracle Corp.	48,160	1,110,570
O’Reilly Automotive Inc.[a]	1,120	42,336
Owens-Illinois Inc.[a]	2,336	63,586
PACCAR Inc.	4,256	153,344
Pactiv Corp.[a]	672	15,154
Pall Corp.	1,632	56,255
Parker Hannifin Corp.	2,080	116,293
PartnerRe Ltd.	708	52,810
Patterson Companies Inc.[a]	1,504	42,954
Patterson-UTI Energy Inc.	1,248	19,169
Paychex Inc.	4,096	118,743
Peabody Energy Corp.	3,584	150,958
Pentair Inc.	1,440	43,978
People’s United Financial Inc.	6,208	100,383
Pepco Holdings Inc.	3,552	58,324
Pepsi Bottling Group Inc.	2,432	90,470
PepsiAmericas Inc.	768	22,310
PepsiCo Inc.	18,912	1,127,533
Perrigo Co.	768	34,007
Petrohawk Energy Corp.[a]	3,424	76,458
PetSmart Inc.	2,240	57,680
Pfizer Inc.	95,688	1,785,538
PG&E Corp.	4,320	182,477
Pharmaceutical Product Development Inc.	1,216	28,406
Philip Morris International Inc.	23,648	1,076,220
Pinnacle West Capital Corp.	1,472	52,727
Pioneer Natural Resources Co.	1,408	61,924
Pitney Bowes Inc.	1,664	34,811
Plains Exploration & Production Co.[a]	1,248	41,621
Plum Creek Timber Co. Inc.[c]	2,400	86,808
PNC Financial Services Group Inc. (The)[d]	5,664	313,956
Polo Ralph Lauren Corp.	960	78,720
PPG Industries Inc.	2,016	118,299
PPL Corp.	4,544	134,003
Praxair Inc.	3,904	294,049
Precision Castparts Corp.	1,440	151,560

Security	Shares	Value
Priceline.com Inc.[a]	448	$87,517
Pride International Inc.[a]	1,984	58,726
Principal Financial Group Inc.	4,064	93,675
Procter & Gamble Co. (The)	34,944	2,150,803
Progress Energy Inc.	3,712	144,657
Progressive Corp. (The)	8,064	133,701
ProLogis	4,064	51,206
Prudential Financial Inc.	5,600	279,944
Public Service Enterprise Group Inc.	6,144	187,945
Public Storage	1,600	126,688
Pulte Homes Inc.[a]	2,752	28,951
QUALCOMM Inc.	20,000	783,800
Quanta Services Inc.[a]	1,856	33,816
Quest Diagnostics Inc.	1,984	110,449
Questar Corp.	2,048	84,951
Qwest Communications International Inc.	18,880	79,485
R.R. Donnelley & Sons Co.	2,400	47,568
Ralcorp Holdings Inc.[a]	480	29,664
Range Resources Corp.	1,856	85,376
Raytheon Co.	4,800	251,664
Red Hat Inc.[a]	2,016	54,876
Regency Centers Corp.	928	31,079
Regions Financial Corp.	15,776	100,178
RenaissanceRe Holdings Ltd.	1,088	58,948
Republic Services Inc.	3,648	97,730
Reynolds American Inc.	1,920	102,144
Robert Half International Inc.	1,888	50,825
Rockwell Automation Inc.	1,888	91,077
Rockwell Collins Inc.	1,984	105,529
Roper Industries Inc.	544	27,244
Ross Stores Inc.	1,696	77,897
Rowan Companies Inc.[a]	1,728	37,117
Royal Caribbean Cruises Ltd.[a,c]	1,792	46,753
Safeway Inc.	5,408	121,410
SAIC Inc.[a]	1,472	26,982
Salesforce.com Inc.[a]	1,152	73,210
SanDisk Corp.[a]	2,368	60,195
Sara Lee Corp.	8,192	99,451
SBA Communications Corp. Class Aa	992	32,825
SCANA Corp.	416	14,814

96	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
Schlumberger Ltd.	14,272	$905,701
Scripps Networks Interactive Inc. Class A	864	36,893
Seagate Technology	6,816	114,032
Sealed Air Corp.	2,720	53,965
Sears Holdings Corp.[a]	704	65,669
SEI Investments Co.	2,016	35,703
Sempra Energy	2,912	147,784
Sherwin-Williams Co. (The)	1,312	83,115
Sigma-Aldrich Corp.	1,440	68,904
Simon Property Group Inc.	3,287	236,664
SLM Corp.[a]	6,560	69,077
Smith International Inc.	2,656	80,530
Southern Co.	9,504	304,128
Southwestern Energy Co.[a]	4,163	178,509
Spectra Energy Corp.	7,552	160,480
Sprint Nextel Corp.[a]	36,352	119,235
SPX Corp.	640	34,842
St. Jude Medical Inc.[a]	4,128	155,749
Stanley Works (The)[c]	960	49,200
Staples Inc.	8,704	204,196
Starbucks Corp.[a]	8,512	185,476
Starwood Hotels & Resorts Worldwide Inc.	2,624	87,432
State Street Corp.	5,984	256,594
Stericycle Inc.[a]	512	27,100
Stryker Corp.	3,488	181,097
Sunoco Inc.	1,440	36,130
SunPower Corp. Class Aa	899	18,331
SunTrust Banks Inc.	5,731	139,435
SUPERVALU Inc.	2,560	37,658
Symantec Corp.[a]	9,792	165,974
Synopsys Inc.[a]	1,920	40,838
Sysco Corp.	6,944	194,363
T. Rowe Price Group Inc.	3,360	166,723
Target Corp.	8,451	433,283
TD AMERITRADE Holding Corp.[a]	3,264	57,969
Telephone and Data Systems Inc.	992	31,298
Teradata Corp.[a]	2,400	67,128
Texas Instruments Inc.	15,520	349,200
Textron Inc.	2,080	40,622
TFS Financial Corp.	768	9,876

Security	Shares	Value
Thermo Fisher Scientific Inc.[a]	5,120	$236,288
3M Co.	8,512	685,131
Tiffany & Co.	1,664	67,575
Time Warner Cable Inc.	4,291	187,045
Time Warner Inc.	12,897	354,023
TJX Companies Inc. (The)	5,056	192,179
Toll Brothers Inc.[a]	1,677	30,974
Torchmark Corp.	930	41,757
Total System Services Inc.	2,784	39,839
Transocean Ltd.[a]	3,872	328,113
Travelers Companies Inc. (The)	7,072	358,338
Tyco Electronics Ltd.	5,472	136,143
Tyco International Ltd.[a,c]	6,432	227,886
Tyson Foods Inc. Class A	4,192	57,933
U.S. Bancorp	23,584	591,487
Ultra Petroleum Corp.[a]	1,923	88,343
Union Pacific Corp.	5,984	362,032
United Parcel Service Inc. Class B	8,160	471,403
United States Steel Corp.	1,856	82,462
United Technologies Corp.	10,688	721,226
UnitedHealth Group Inc.	11,413	376,629
Unum Group	4,384	85,795
Urban Outfitters Inc.[a]	864	27,276
URS Corp.[a]	779	34,962
Valero Energy Corp.	6,720	123,782
Validus Holdings Ltd.	1,088	28,832
Varian Medical Systems Inc.[a]	1,536	77,245
Ventas Inc.	1,664	70,221
VeriSign Inc.[a]	2,368	54,251
Verizon Communications Inc.	33,504	985,688
Vertex Pharmaceuticals Inc.[a]	1,888	72,499
VF Corp.	1,344	96,808
Viacom Inc. Class B NVS[a]	6,176	179,969
Virgin Media Inc.	3,648	51,765
Visa Inc. Class A	5,060	415,072
VMware Inc. Class Aa	832	37,781
Vornado Realty Trust	1,806	116,812
Vulcan Materials Co.[c]	1,312	57,977
W.R. Berkley Corp.	1,105	26,885
W.W. Grainger Inc.	960	95,309
Walgreen Co.	12,128	437,214
Wal-Mart Stores Inc.	27,872	1,489,201

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Security	Shares	Value
Walt Disney Co. (The)	21,120	$624,096
Washington Post Co. (The) Class B	96	41,724
Waste Management Inc.	6,016	192,813
Waters Corp.[a]	1,216	69,288
Watson Pharmaceuticals Inc.[a]	295	11,319
Weatherford International Ltd.[a]	8,064	126,444
WellPoint Inc.[a]	4,192	267,114
Wells Fargo & Co.	58,195	1,654,484
Western Digital Corp.[a]	2,720	103,333
Western Union Co.	9,216	170,865
Weyerhaeuser Co.	3,008	120,019
Whirlpool Corp.	896	67,361
White Mountains Insurance Group Ltd.	128	41,020
Whole Foods Market Inc.[a]	1,728	47,036
Williams Companies Inc. (The)	7,296	152,049
Willis Group Holdings PLC[c]	2,336	61,273
Windstream Corp.	5,600	57,736
Wisconsin Energy Corp.	1,312	64,209
Wynn Resorts Ltd.	1,056	65,345
Xcel Energy Inc.	5,856	121,688
Xerox Corp.	10,368	90,409
Xilinx Inc.	3,584	84,511
XL Capital Ltd. Class A	4,000	67,080
XTO Energy Inc.	6,816	303,789
Yahoo! Inc.[a]	15,744	236,317
Yum! Brands Inc.	5,312	181,724
Zimmer Holdings Inc.[a]	2,624	147,784

		120,619,292

TOTAL COMMON STOCKS
(Cost: $222,564,229)		222,142,073

PREFERRED STOCKS – 0.24%

GERMANY – 0.17%
Fresenius SE	768	52,520
Henkel AG & Co. KGaA	2,048	104,998
Porsche Automobil Holding SE	1,152	65,826
RWE AG NVS	544	44,158
Volkswagen AG	1,408	114,683

		382,185

Security	Shares	Value
ITALY – 0.07%
Intesa Sanpaolo SpA RNC	20,768	$61,702
Telecom Italia SpA RNC	74,816	87,716

		149,418

TOTAL PREFERRED STOCKS
(Cost: $569,517)		531,603

WARRANTS – 0.00%

FRANCE – 0.00%
Fonciere des Regions
(Expires 12/31/10)[a]	128	100

		100

ITALY – 0.00%
Mediobanca SpA
(Expires 3/18/11)[a]	3,010	487

		487

TOTAL WARRANTS
(Cost: $0)		587

SHORT-TERM INVESTMENTS – 0.69%

MONEY MARKET FUNDS – 0.69%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[d,e,f]	1,013,819	1,013,819
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[d,e,f]	171,937	171,937
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[d,e]	358,330	358,330

		1,544,086

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,544,086)		1,544,086

98	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2010

Value
TOTAL INVESTMENTS IN
SECURITIES – 100.51%
(Cost: $224,677,832)	$224,218,349

Other Assets, Less Liabilities – (0.51)%	(1,142,411)

NET ASSETS – 100.00%	$223,075,938

FDR – Fiduciary Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	99

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2010

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares FTSE/Xinhua China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund	iShares MSCI ACWI Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$31,009,565	$8,104,178,451	$52,813,680	$775,226,501
Affiliated issuers (Note 2)	931,988	582,283,079	3,924,494	13,241,012

Total cost of investments	$31,941,553	$8,686,461,530	$56,738,174	$788,467,513

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$25,834,699	$8,032,111,690	$58,731,796	$784,820,157
Affiliated issuers (Note 2)	931,988	582,283,079	3,924,494	13,330,679

Total fair value of investments	26,766,687	8,614,394,769	62,656,290	798,150,836
Foreign currencies, at value[b]	31,064	7,482,486	24,335	1,262,512
Receivables:
Due from custodian (Note 4)	–	5,607,118	–	–
Dividends and interest	33,589	782,131	3,304	787,678

Total Assets	26,831,340	8,628,266,504	62,683,929	800,201,026

LIABILITIES
Payables:
Investment securities purchased	–	5,607,118	–	742,674
Collateral for securities on loan (Note 5)	927,209	581,618,476	3,908,570	11,290,042
Capital shares redeemed	–	54,898	–	–
Investment advisory fees (Note 2)	11,415	5,753,679	38,334	246,763

Total Liabilities	938,624	593,034,171	3,946,904	12,279,479

NET ASSETS	$25,892,716	$8,035,232,333	$58,737,025	$787,921,547

Net assets consist of:
Paid-in capital	$33,391,176	$8,560,975,388	$53,965,298	$760,318,121
Undistributed (distributions in excess of) net investment income	(135,118)	(5,753,500)	(37,984)	131,430
Undistributed net realized gain (accumulated net realized loss)	(2,188,271)	(447,923,914)	(1,108,395)	17,810,379
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(5,175,071)	(72,065,641)	5,918,106	9,661,617

NET ASSETS	$25,892,716	$8,035,232,333	$58,737,025	$787,921,547

Shares outstanding[c]	800,000	206,850,000	1,300,000	19,500,000

Net asset value per share	$32.37	$38.85	$45.18	$40.41

[a]	Securities on loan with values of $875,021, $545,196,182, $3,658,555 and $10,815,141, respectively. See Note 5.
[b]	Cost of foreign currencies: $31,329, $7,482,486, $24,345 and $1,278,077, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

100	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2010

	iShares MSCI ACWI ex US Index Fund	iShares MSCI All Country Asia ex Japan Index Fund	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$553,958,338	$1,096,334,341	$1,302,012,477	$1,401,335,022
Affiliated issuers (Note 2)	7,332,215	80,667,550	11,647,668	10,143,686

Total cost of investments	$561,290,553	$1,177,001,891	$1,313,660,145	$1,411,478,708

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$582,919,347	$1,222,158,680	$1,271,231,078	$1,314,332,853
Affiliated issuers (Note 2)	7,332,215	84,353,464	11,647,668	10,143,686

Total fair value of investments	590,251,562	1,306,512,144	1,282,878,746	1,324,476,539
Foreign currencies, at value[b]	649,710	898,686	1,569,175	3,412,169
Receivables:
Investment securities sold	–	153,624	–	2,423,396
Dividends and interest	577,749	697,097	1,950,798	1,656,842

Total Assets	591,479,021	1,308,261,551	1,286,398,719	1,331,968,946

LIABILITIES
Payables:
Investment securities purchased	710,288	–	–	4,402,871
Securities related to in-kind transactions (Note 4)	–	153,624	–	–
Collateral for securities on loan (Note 5)	6,878,766	70,298,582	11,496,231	10,047,638
Investment advisory fees (Note 2)	171,900	733,578	455,017	473,093

Total Liabilities	7,760,954	71,185,784	11,951,248	14,923,602

NET ASSETS	$583,718,067	$1,237,075,767	$1,274,447,471	$1,317,045,344

Net assets consist of:
Paid-in capital	$565,261,083	$978,093,650	$1,626,029,784	$1,606,066,718
Distributions in excess of net investment income	(331,613)	(3,430,038)	(1,822,048)	(2,847,637)
Undistributed net realized gain (accumulated net realized loss)	(10,169,622)	132,901,114	(318,994,071)	(199,079,848)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	28,958,219	129,511,041	(30,766,194)	(87,093,889)

NET ASSETS	$583,718,067	$1,237,075,767	$1,274,447,471	$1,317,045,344

Shares outstanding[c]	15,000,000	23,600,000	24,000,000	27,200,000

Net asset value per share	$38.91	$52.42	$53.10	$48.42

[a]	Securities on loan with values of $6,583,090, $66,872,420, $10,970,965 and $9,537,200, respectively. See Note 5.
[b]	Cost of foreign currencies: $654,439, $897,876, $1,588,595 and $3,484,784, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2010

	iShares MSCI EAFE Small Cap Index Fund	iShares MSCI Kokusai Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$734,071,192	$222,830,754
Affiliated issuers (Note 2)	62,588,422	1,847,078

Total cost of investments	$796,659,614	$224,677,832

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$764,155,134	$222,324,385
Affiliated issuers (Note 2)	62,588,422	1,893,964

Total fair value of investments	826,743,556	224,218,349
Foreign currencies, at value[b]	1,329,577	250,550
Receivables:
Dividends and interest	1,167,474	210,258

Total Assets	829,240,607	224,679,157

LIABILITIES
Payables:
Investment securities purchased	–	367,603
Collateral for securities on loan (Note 5)	62,301,138	1,185,756
Investment advisory fees (Note 2)	263,754	49,860

Total Liabilities	62,564,892	1,603,219

NET ASSETS	$766,675,715	$223,075,938

Net assets consist of:
Paid-in capital	$755,091,133	$226,044,715
Undistributed (distributions in excess of) net investment income	(4,706,043)	162,988
Accumulated net realized loss	(13,765,801)	(2,667,288)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	30,056,426	(464,477)

NET ASSETS	$766,675,715	$223,075,938

Shares outstanding[c]	21,800,000	6,400,000

Net asset value per share	$35.17	$34.86

[a]	Securities on loan with values of $58,645,012 and $1,152,021, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,347,165 and $255,073, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

102	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2010

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares FTSE/Xinhua China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund	iShares MSCI ACWI Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$191,103	$40,017,637	$235,860	$6,268,064
Dividends from affiliated issuers (Note 2)	–	–	–	8,281
Interest from affiliated issuers (Note 2)	3	1,229	10	214
Securities lending income from affiliated issuers (Note 2)	6,801	2,471,346	11,238	33,964

Total investment income	197,907	42,490,212	247,108	6,310,523

EXPENSES
Investment advisory fees (Note 2)	65,728	35,023,324	188,987	1,274,553

Total expenses	65,728	35,023,324	188,987	1,274,553

Net investment income	132,179	7,466,888	58,121	5,035,970

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(249,668)	52,682,639	(439,674)	(1,625,361)
Investments in affiliated issuers (Note 2)	–	–	–	34,823
In-kind redemptions	–	1,052,332,202	396,326	27,743,986
Foreign currency transactions	2,000	(30,545)	74	27,729

Net realized gain (loss)	(247,668)	1,104,984,296	(43,274)	26,181,177

Net change in unrealized appreciation (depreciation) on:
Investments	2,994,236	(1,910,373,598)	(3,534,516)	13,753,574
Translation of assets and liabilities in foreign currencies	(1,126)	18,152	(628)	(34,683)

Net change in unrealized appreciation (depreciation)	2,993,110	(1,910,355,446)	(3,535,144)	13,718,891

Net realized and unrealized gain (loss)	2,745,442	(805,371,150)	(3,578,418)	39,900,068

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,877,621	$(797,904,262)	$(3,520,297)	$44,936,038

[a]	Net of foreign withholding tax of $8,904, $3,626,620, $20,656 and $262,223, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	103

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2010

	iShares MSCI ACWI ex US Index Fund	iShares MSCI All Country Asia ex Japan Index Fund	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$3,470,086	$5,441,516	$9,410,809	$14,673,698
Dividends from affiliated issuers (Note 2)	6,786	181,530	–	50,463
Interest from affiliated issuers (Note 2)	85	510	139	146
Securities lending income from affiliated issuers (Note 2)	18,680	375,115	72,605	65,005

Total investment income	3,495,637	5,998,671	9,483,553	14,789,312

EXPENSES
Investment advisory fees (Note 2)	754,776	3,806,513	2,620,153	2,743,385
Foreign taxes (Note 1)	–	2,792	–	–

Total expenses	754,776	3,809,305	2,620,153	2,743,385
Less investment advisory fees waived (Note 2)	–	(35,910)	–	–

Net expenses	754,776	3,773,395	2,620,153	2,743,385

Net investment income	2,740,861	2,225,276	6,863,400	12,045,927

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(968,275)	(1,131,316)	(37,281,106)	(35,411,628)
Investments in affiliated issuers (Note 2)	–	169,550	–	504,534
In-kind redemptions	–	140,374,911	16,549,491	17,080,164
Foreign currency transactions	11,515	41,026	93,853	56,534

Net realized gain (loss)	(956,760)	139,454,171	(20,637,762)	(17,770,396)

Net change in unrealized appreciation (depreciation) on:
Investments	8,374,307	(98,589,765)	101,535,738	79,915,996
Translation of assets and liabilities in foreign currencies	(23,429)	(5,434)	(59,879)	(147,330)

Net change in unrealized appreciation (depreciation)	8,350,878	(98,595,199)	101,475,859	79,768,666

Net realized and unrealized gain	7,394,118	40,858,972	80,838,097	61,998,270

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,134,979	$43,084,248	$87,701,497	$74,044,197

[a]	Net of foreign withholding tax of $269,088, $279,637, $581,311 and $917,481, respectively.

See notes to financial statements.

104	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2010

	iShares MSCI EAFE Small Cap Index Fund	iShares MSCI Kokusai Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$4,507,219	$1,291,688
Dividends from affiliated issuers (Note 2)	–	1,777
Interest from affiliated issuers (Note 2)	112	46
Securities lending income from affiliated issuers (Note 2)	302,505	2,925

Total investment income	4,809,836	1,296,436

EXPENSES
Investment advisory fees (Note 2)	1,187,824	182,331

Total expenses	1,187,824	182,331

Net investment income	3,622,012	1,114,105

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,143,805)	(727,439)
In-kind redemptions	4,245,433	–
Foreign currency transactions	59,087	1,453

Net realized gain (loss)	3,160,715	(725,986)

Net change in unrealized appreciation (depreciation) on:
Investments	30,433,605	2,739,619
Translation of assets and liabilities in foreign currencies	(39,492)	(9,302)

Net change in unrealized appreciation (depreciation)	30,394,113	2,730,317

Net realized and unrealized gain	33,554,828	2,004,331

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,176,840	$3,118,436

[a]	Net of foreign withholding tax of $212,861 and $72,432, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE Developed Small Cap ex-North America Index Fund		iShares FTSE/Xinhua China 25 Index Fund
	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$132,179	$512,334	$7,466,888	$153,896,596
Net realized gain (loss)	(247,668)	(1,713,068)	1,104,984,296	(1,829,943,399)
Net change in unrealized appreciation (depreciation)	2,993,110	(5,078,871)	(1,910,355,446)	2,279,765,690

Net increase (decrease) in net assets resulting from operations	2,877,621	(6,279,605)	(797,904,262)	603,718,887

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(311,576)	(529,454)	(52,849,240)	(127,160,014)

Total distributions to shareholders	(311,576)	(529,454)	(52,849,240)	(127,160,014)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	6,778,825	1,396,954,842	7,989,061,958
Cost of shares redeemed	–	–	(3,811,639,038)	(3,843,313,014)

Net increase (decrease) in net assets from capital share transactions	–	6,778,825	(2,414,684,196)	4,145,748,944

INCREASE (DECREASE) IN NET ASSETS	2,566,045	(30,234)	(3,265,437,698)	4,622,307,817

NET ASSETS
Beginning of period	23,326,671	23,356,905	11,300,670,031	6,678,362,214

End of period	$25,892,716	$23,326,671	$8,035,232,333	$11,300,670,031

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(135,118)	$44,279	$(5,753,500)	$39,628,852

SHARES ISSUED AND REDEEMED
Shares sold	–	200,000	31,650,000	258,600,000
Shares redeemed	–	–	(93,000,000)	(137,250,000)

Net increase (decrease) in shares outstanding	–	200,000	(61,350,000)	121,350,000

See notes to financial statements.

106	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE China (HK Listed) Index Fund		iShares MSCI ACWI Index Fund
	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$58,121	$384,570	$5,035,970	$5,782,860
Net realized gain (loss)	(43,274)	(1,061,079)	26,181,177	(7,481,803)
Net change in unrealized appreciation (depreciation)	(3,535,144)	9,384,916	13,718,891	3,205,428

Net increase (decrease) in net assets resulting from operations	(3,520,297)	8,708,407	44,936,038	1,506,485

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(170,245)	(311,435)	(5,856,943)	(5,240,306)

Total distributions to shareholders	(170,245)	(311,435)	(5,856,943)	(5,240,306)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	24,571,321	29,350,412	346,215,475	512,754,342
Cost of shares redeemed	(4,855,517)	–	(90,192,788)	(169,464,676)

Net increase in net assets from capital share transactions	19,715,804	29,350,412	256,022,687	343,289,666

INCREASE IN NET ASSETS	16,025,262	37,747,384	295,101,782	339,555,845

NET ASSETS
Beginning of period	42,711,763	4,964,379	492,819,765	153,263,920

End of period	$58,737,025	$42,711,763	$787,921,547	$492,819,765

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(37,984)	$74,140	$131,430	$952,403

SHARES ISSUED AND REDEEMED
Shares sold	500,000	800,000	8,500,000	15,400,000
Shares redeemed	(100,000)	–	(2,100,000)	(5,500,000)

Net increase in shares outstanding	400,000	800,000	6,400,000	9,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Index Fund		iShares MSCI All Country Asia ex Japan Index Fund
	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (Unaudited)	Period from August 13, 2008[a] to July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,740,861	$5,617,565	$2,225,276	$9,423,437
Net realized gain (loss)	(956,760)	(15,320,514)	139,454,171	15,628,613
Net change in unrealized appreciation (depreciation)	8,350,878	22,472,732	(98,595,199)	228,106,240

Net increase in net assets resulting from operations	10,134,979	12,769,783	43,084,248	253,158,290

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,757,794)	(5,263,263)	(10,841,211)	(4,289,082)

Total distributions to shareholders	(3,757,794)	(5,263,263)	(10,841,211)	(4,289,082)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	306,698,089	271,841,593	518,655,806	963,409,716
Cost of shares redeemed	–	(57,055,742)	(359,169,847)	(166,932,153)

Net increase in net assets from capital share transactions	306,698,089	214,785,851	159,485,959	796,477,563

INCREASE IN NET ASSETS	313,075,274	222,292,371	191,728,996	1,045,346,771

NET ASSETS
Beginning of period	270,642,793	48,350,422	1,045,346,771	–

End of period	$583,718,067	$270,642,793	$1,237,075,767	$1,045,346,771

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(331,613)	$685,320	$(3,430,038)	$5,185,897

SHARES ISSUED AND REDEEMED
Shares sold	7,600,000	8,800,000	9,500,000	26,100,000
Shares redeemed	–	(2,400,000)	(6,800,000)	(5,200,000)

Net increase in shares outstanding	7,600,000	6,400,000	2,700,000	20,900,000

[a]	Commencement of operations.

See notes to financial statements.

108	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Growth Index Fund		iShares MSCI EAFE Value Index Fund
	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,863,400	$24,828,809	$12,045,927	$33,715,323
Net realized loss	(20,637,762)	(283,188,457)	(17,770,396)	(163,758,633)
Net change in unrealized appreciation (depreciation)	101,475,859	(73,739,193)	79,768,666	(11,765,407)

Net increase (decrease) in net assets resulting from operations	87,701,497	(332,098,841)	74,044,197	(141,808,717)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,331,031)	(27,879,748)	(16,179,617)	(33,575,451)

Total distributions to shareholders	(9,331,031)	(27,879,748)	(16,179,617)	(33,575,451)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,357,004	259,018,581	176,600,569	524,040,578
Cost of shares redeemed	(62,975,907)	(41,339,520)	(59,820,669)	(130,702,410)

Net increase (decrease) in net assets from capital share transactions	(2,618,903)	217,679,061	116,779,900	393,338,168

INCREASE (DECREASE) IN NET ASSETS	75,751,563	(142,299,528)	174,644,480	217,954,000

NET ASSETS
Beginning of period	1,198,695,908	1,340,995,436	1,142,400,864	924,446,864

End of period	$1,274,447,471	$1,198,695,908	$1,317,045,344	$1,142,400,864

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,822,048)	$645,583	$(2,847,637)	$1,286,053

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	5,600,000	3,600,000	13,200,000
Shares redeemed	(1,200,000)	(1,200,000)	(1,200,000)	(4,000,000)

Net increase in shares outstanding	–	4,400,000	2,400,000	9,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	109

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Small Cap Index Fund		iShares MSCI Kokusai Index Fund
	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,622,012	$5,987,399	$1,114,105	$2,726,016
Net realized gain (loss)	3,160,715	(7,960,898)	(725,986)	36,265,123
Net change in unrealized appreciation (depreciation)	30,394,113	10,385,864	2,730,317	1,882,818

Net increase in net assets resulting from operations	37,176,840	8,412,365	3,118,436	40,873,957

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,198,483)	(5,582,744)	(1,166,673)	(2,676,486)

Total distributions to shareholders	(9,198,483)	(5,582,744)	(1,166,673)	(2,676,486)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	374,786,288	284,900,940	137,306,379	523,297,727
Cost of shares redeemed	(14,087,529)	(65,664,962)	–	(520,026,309)

Net increase in net assets from capital share transactions	360,698,759	219,235,978	137,306,379	3,271,418

INCREASE IN NET ASSETS	388,677,116	222,065,599	139,258,142	41,468,889

NET ASSETS
Beginning of period	377,998,599	155,933,000	83,817,796	42,348,907

End of period	$766,675,715	$377,998,599	$223,075,938	$83,817,796

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(4,706,043)	$870,428	$162,988	$215,556

SHARES ISSUED AND REDEEMED
Shares sold	10,400,000	10,600,000	3,800,000	20,000,000
Shares redeemed	(400,000)	(2,600,000)	–	(18,400,000)

Net increase in shares outstanding	10,000,000	8,000,000	3,800,000	1,600,000

See notes to financial statements.

110	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE Developed Small Cap ex-North America Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Period from Nov. 12, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$29.16	$38.93	$48.85

Income from investment operations:
Net investment income[b]	0.17	0.67	0.96
Net realized and unrealized gain (loss)	3.43	(9.78)	(10.09)

Total from investment operations	3.60	(9.11)	(9.13)

Less distributions from:
Net investment income	(0.39)	(0.66)	(0.79)

Total distributions	(0.39)	(0.66)	(0.79)

Net asset value, end of period	$32.37	$29.16	$38.93

Total return	12.36%[c]	(23.06)%	(18.78)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,893	$23,327	$23,357
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.01%	2.64%	3.13%
Portfolio turnover rate[e]	12%	17%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE/Xinhua China 25 Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008[b]	Year ended Jul. 31, 2007[b]	Year ended Jul. 31, 2006[b]	Period from Oct. 5, 2004[a] to Jul. 31, 2005[b]
Net asset value, beginning of period	$42.14	$45.48	$46.99	$26.05	$20.47	$17.87

Income from investment operations:
Net investment income	0.03 [c]	0.75 [c]	0.92 [c]	0.59 [c]	0.61 [c]	0.33
Net realized and unrealized gain (loss)	(3.10)	(3.56)	(1.17)	20.79	5.39	2.27

Total from investment operations	(3.07)	(2.81)	(0.25)	21.38	6.00	2.60

Less distributions from:
Net investment income	(0.22)	(0.53)	(1.26)	(0.44)	(0.42)	–

Total distributions	(0.22)	(0.53)	(1.26)	(0.44)	(0.42)	–

Net asset value, end of period	$38.85	$42.14	$45.48	$46.99	$26.05	$20.47

Total return	(7.31)%[d]	(5.86)%	(0.85)%	82.72%	29.81%	14.57%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,035,232	$11,300,670	$6,678,362	$5,850,859	$2,973,412	$1,000,952
Ratio of expenses to average net assets[e]	0.71%	0.73%	0.74%	0.74%	0.74%	0.78%
Ratio of net investment income to average net assets[e]	0.15%	2.33%	1.76%	1.74%	2.62%	2.97%
Portfolio turnover rate[f]	11%	44%	24%	36%	45%	13%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[c]	Based on average shares outstanding throughout the period.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE China (HK Listed) Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Period from Jun. 24, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$47.46	$49.64	$49.01

Income from investment operations:
Net investment income (loss)[b]	0.05	1.11	(0.02)
Net realized and unrealized gain (loss)	(2.20)	(2.81)	0.65

Total from investment operations	(2.15)	(1.70)	0.63

Less distributions from:
Net investment income	(0.13)	(0.48)	–

Total distributions	(0.13)	(0.48)	–

Net asset value, end of period	$45.18	$47.46	$49.64

Total return	(4.54)%[c]	(3.26)%	1.29%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$58,737	$42,712	$4,964
Ratio of expenses to average net assets[d]	0.71%	0.72%	0.74%
Ratio of net investment income (loss) to average net assets[d]	0.22%	2.96%	(0.35)%
Portfolio turnover rate[e]	13%	24%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Period from Mar. 26, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$37.62	$47.89	$49.93

Income from investment operations:
Net investment income[b]	0.28	0.82	0.39
Net realized and unrealized gain (loss)	2.79	(10.63)	(2.43)

Total from investment operations	3.07	(9.81)	(2.04)

Less distributions from:
Net investment income	(0.28)	(0.46)	–

Total distributions	(0.28)	(0.46)	–

Net asset value, end of period	$40.41	$37.62	$47.89

Total return	8.14%[c]	(20.31)%	(4.09)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$787,922	$492,820	$153,264
Ratio of expenses to average net assets[d]	0.35%	0.35%	0.35%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.35%	n/a
Ratio of net investment income to average net assets[d]	1.36%	2.50%	2.25%
Portfolio turnover rate[e]	1%	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

114	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Period from Mar. 26, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$36.57	$48.35	$50.15

Income from investment operations:
Net investment income[b]	0.25	0.94	0.68
Net realized and unrealized gain (loss)	2.37	(12.03)	(2.48)

Total from investment operations	2.62	(11.09)	(1.80)

Less distributions from:
Net investment income	(0.28)	(0.69)	–

Total distributions	(0.28)	(0.69)	–

Net asset value, end of period	$38.91	$36.57	$48.35

Total return	7.13%[c]	(22.70)%	(3.59)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$583,718	$270,643	$48,350
Ratio of expenses to average net assets[d]	0.35%	0.35%	0.35%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.35%	n/a
Ratio of net investment income to average net assets[d]	1.25%	3.14%	3.79%
Portfolio turnover rate[e]	3%	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Period from Aug. 13, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$50.02	$49.77

Income from investment operations:
Net investment income[b]	0.11	0.98
Net realized and unrealized gain (loss)	2.80	(0.47)

Total from investment operations	2.91	0.51

Less distributions from:
Net investment income	(0.51)	(0.26)

Total distributions	(0.51)	(0.26)

Net asset value, end of period	$52.42	$50.02

Total return	5.78%[c]	1.17%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,237,076	$1,045,347
Ratio of expenses to average net assets prior to waived fees[d]	0.69%	0.72%
Ratio of expenses to average net assets after waived fees[d]	0.68%	0.71%
Ratio of expenses to average net assets after waived fees and exclusive of foreign taxes[d]	0.68%	n/a
Ratio of net investment income to average net assets[d]	0.40%	2.71%
Portfolio turnover rate[e]	1%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

116	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$49.95	$68.42	$75.32	$61.72	$50.88

Income from investment operations:
Net investment income[b]	0.28	1.12	1.70	1.35	1.34
Net realized and unrealized gain (loss)	3.26	(18.41)	(6.97)	12.94	9.73

Total from investment operations	3.54	(17.29)	(5.27)	14.29	11.07

Less distributions from:
Net investment income	(0.39)	(1.18)	(1.61)	(0.69)	(0.23)
Net realized gain	–	–	(0.02)	–	–

Total distributions	(0.39)	(1.18)	(1.63)	(0.69)	(0.23)

Net asset value, end of period	$53.10	$49.95	$68.42	$75.32	$61.72

Total return	7.07%[c]	(25.03)%	(7.11)%	23.28%	21.80%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,274,447	$1,198,696	$1,340,995	$512,154	$246,864
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.40%	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	1.05%	2.44%	2.30%	1.93%	2.25%
Portfolio turnover rate[e]	14%	33%	37%	28%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
e	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	117

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$46.06	$59.26	$76.71	$63.05	$51.00

Income from investment operations:
Net investment income[b]	0.45	1.53	2.72	2.16	2.61
Net realized and unrealized gain (loss)	2.50	(13.43)	(15.42)	12.69	9.69

Total from investment operations	2.95	(11.90)	(12.70)	14.85	12.30

Less distributions from:
Net investment income	(0.59)	(1.30)	(3.83)	(1.19)	(0.25)
Net realized gain	–	–	(0.92)	–	–

Total distributions	(0.59)	(1.30)	(4.75)	(1.19)	(0.25)

Net asset value, end of period	$48.42	$46.06	$59.26	$76.71	$63.05

Total return	6.38%[c]	(19.73)%	(17.21)%	23.70%	24.18%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,317,045	$1,142,401	$924,447	$1,196,658	$353,106
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	1.76%	3.79%	3.88%	2.95%	4.34%
Portfolio turnover rate[e]	16%	35%	28%	21%	31%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

118	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small Cap Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Period from Dec. 10, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$32.03	$41.04	$50.70

Income from investment operations:
Net investment income[b]	0.22	0.74	0.87
Net realized and unrealized gain (loss)	3.38	(9.19)	(9.98)

Total from investment operations	3.60	(8.45)	(9.11)

Less distributions from:
Net investment income	(0.46)	(0.56)	(0.55)

Total distributions	(0.46)	(0.56)	(0.55)

Net asset value, end of period	$35.17	$32.03	$41.04

Total return	11.24%[c]	(20.31)%	(18.03)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$766,676	$377,999	$155,933
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	1.22%	2.76%	3.10%
Portfolio turnover rate[e]	6%	23%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Kokusai Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Period from Dec. 10, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$32.24	$42.35	$50.29

Income from investment operations:
Net investment income[b]	0.27	0.74	0.76
Net realized and unrealized gain (loss)	2.53	(9.98)	(8.49)

Total from investment operations	2.80	(9.24)	(7.73)

Less distributions from:
Net investment income	(0.18)	(0.87)	(0.21)

Total distributions	(0.18)	(0.87)	(0.21)

Net asset value, end of period	$34.86	$32.24	$42.35

Total return	8.67%[c]	(21.54)%	(15.40)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$223,076	$83,818	$42,349
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.25%	n/a
Ratio of net investment income to average net assets[d]	1.53%	2.67%	2.67%
Portfolio turnover rate[e]	2%	14%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

120	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares FTSE Developed Small Cap ex-North America, iShares FTSE/Xinhua China 25, iShares FTSE China (HK Listed), iShares MSCI ACWI, iShares MSCI ACWI ex US, iShares MSCI All Country Asia ex Japan, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares MSCI EAFE Small Cap and iShares MSCI Kokusai Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”).

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

122	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of January 31, 2010, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of January 31, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2010.

The Funds had tax basis net capital loss carryforwards as of July 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2014	Expiring 2016	Expiring 2017	Total
FTSE Developed Small Cap ex-North America	$–	$–	$443,201	$443,201
FTSE/Xinhua China 25	3,332,711	451,243	58,367,595	62,151,549
FTSE China (HK Listed)	–	–	50,180	50,180
MSCI ACWI	–	–	568,319	568,319
MSCI ACWI ex US	–	–	450,894	450,894
MSCI All Country Asia ex Japan	–	–	114,780	114,780
MSCI EAFE Growth	–	2,756,980	19,510,202	22,267,182
MSCI EAFE Value	–	3,201,806	26,442,709	29,644,515
MSCI EAFE Small Cap	–	–	663,547	663,547
MSCI Kokusai	–	–	124,763	124,763

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended January 31, 2010, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended January 31, 2010 are disclosed in the Funds’ Statements of Operations.

124	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE Developed Small Cap ex-North America	$32,119,916	$1,727,349	$(7,080,578)	$(5,353,229)
FTSE/Xinhua China 25	9,442,152,773	–	(827,758,004)	(827,758,004)
FTSE China (HK Listed)	57,601,891	5,813,602	(759,203)	5,054,399
MSCI ACWI	791,118,191	39,564,939	(32,532,294)	7,032,645
MSCI ACWI ex US	564,050,635	43,348,227	(17,147,300)	26,200,927
MSCI All Country Asia ex Japan	1,180,080,379	138,853,248	(12,421,483)	126,431,765
MSCI EAFE Growth	1,332,045,343	61,558,763	(110,725,360)	(49,166,597)
MSCI EAFE Value	1,448,557,260	37,579,049	(161,659,770)	(124,080,721)
MSCI EAFE Small Cap	809,060,877	60,839,873	(43,157,194)	17,682,679
MSCI Kokusai	225,820,562	6,421,454	(8,023,667)	(1,602,213)

Management has reviewed the tax positions as of January 31, 2010, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
FTSE Developed Small Cap ex-North America	0.50%
MSCI EAFE Growth	0.40
MSCI EAFE Value	0.40
MSCI EAFE Small Cap	0.40
MSCI Kokusai	0.25

For its investment advisory services to the iShares FTSE/Xinhua China 25 and iShares FTSE China (HK Listed) Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these two Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $6 billion
0.67	Over $6 billion, up to and including $12 billion
0.60	Over $12 billion

For its investment advisory services to the iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these two Funds and the iShares MSCI EAFE Index Fund as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

For its investment advisory services to the iShares MSCI All Country Asia ex Japan Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

Effective August 13, 2008, BFA has contractually agreed to waive a portion of its advisory fees for the iShares MSCI All Country Asia ex Japan Index Fund through June 30, 2011 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares Funds.

126	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, BTC serves as securities lending agent for the Funds. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2010, BTC earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE Developed Small Cap ex-North America	$ 4,445
FTSE/Xinhua China 25	1,664,131
FTSE China (HK Listed)	7,793
MSCI ACWI	25,432
MSCI ACWI ex US	14,219

iShares Index Fund	Securities Lending Agent Fees
MSCI All Country Asia ex Japan	$275,107
MSCI EAFE Growth	56,028
MSCI EAFE Value	57,606
MSCI EAFE Small Cap	203,658
MSCI Kokusai	2,689

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

Investments in companies considered to be an affiliate of the Funds (excluding short-term investments) during the period August 1, 2009 to November 30, 2009, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain

MSCI ACWI
Barclays PLC	247	130	–	377	$1,810,337	$6,259	$–

MSCI ACWI ex US
Barclays PLC	234	171	–	405	1,942,439	6,786	–

MSCI EAFE Value
Barclays PLC	2,745	399	133	3,011	14,445,256	50,463	504,534

MSCI Kokusai
Barclays PLC	55	17	–	72	346,724	1,211	–

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in companies considered to be an affiliate of the Funds (excluding short-term investments) during the period December 1, 2009 to January 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain

MSCI ACWI
PNC Financial Services Group Inc. (The)	19,231	2,178	2,079	19,330	$1,071,462	$2,022	$34,823

MSCI Kokusai
BlackRock Inc.	93	75	–	168	$35,922	$–	$–
PNC Financial Services Group Inc. (The)	3,009	2,655	–	5,664	313,956	566	–

					$349,878	$566	$–

Investments in companies considered to be an affiliate of the iShares MSCI All Country Asia ex Japan Index Fund (excluding short-term investments) during the six months ended January 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain

iShares MSCI Malaysia
Index Fund	1,196	128	48	1,276	$13,464,068	$181,530	$169,550

Certain trustees and officers of the Trust are also officers of BTC and /or BFA.

128	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2010 were as follows:

iShares Index Fund	Purchases	Sales
FTSE Developed Small Cap ex-North America	$3,022,111	$3,143,044
FTSE/Xinhua China 25	1,034,589,989	1,133,647,104
FTSE China (HK Listed)	9,314,596	6,750,235
MSCI ACWI	13,314,662	8,490,946
MSCI ACWI ex US	15,534,843	12,193,899
MSCI All Country Asia ex Japan	15,037,961	10,342,023
MSCI EAFE Growth	174,132,898	176,758,989
MSCI EAFE Value	207,171,828	210,262,995
MSCI EAFE Small Cap	32,706,155	34,109,250
MSCI Kokusai	5,197,448	3,102,075

In-kind transactions (see Note 4) for the six months ended January 31, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE/Xinhua China 25	$1,387,208,026	$3,722,273,744
FTSE China (HK Listed)	18,415,272	1,298,161
MSCI ACWI	341,105,086	89,120,704
MSCI ACWI ex US	302,503,258	–
MSCI All Country Asia ex Japan	503,498,500	352,109,035
MSCI EAFE Growth	59,504,350	61,756,168
MSCI EAFE Value	175,051,992	59,082,809
MSCI EAFE Small Cap	369,020,083	13,502,812
MSCI Kokusai	135,549,847	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of January 31, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of January 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

130	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The shareholder meetings for the iShares FTSE/Xinhua China 25, iShares FTSE China (HK Listed) Index Funds (together, the “iShares China Index Funds”) and iShares MSCI ACWI Index Fund were adjourned until November 19, 2009. The shareholder meetings for the iShares China Index Funds were subsequently adjourned until November 30, 2009 and at that date were further adjourned until December 22, 2009, at which time the shareholders approved the new advisory agreement. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Funds approved Proposal 1. Proposal 2 did not apply to the Funds.

Proposal 1

To approve a new investment advisory agreement between the Trust and BGFA, on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
FTSE Developed Small Cap ex-North America	539,594	6,262	4,823	–
FTSE/Xinhua China 25	107,151,698	1,939,722	2,478,120	11,093,160
FTSE China (HK Listed)	493,653	14,207	14,364	47,011
MSCI ACWI	7,028,527	30,512	63,339	367,137
MSCI ACWI ex US	4,791,388	23,258	37,066	–
MSCI All Country Asia ex Japan	14,627,906	43,229	53,990	–
MSCI EAFE Growth	16,594,762	70,785	89,051	–
MSCI EAFE Value	15,208,732	208,180	191,313	–
MSCI EAFE Small Cap	5,713,548	1,899,115	76,495	–
MSCI Kokusai	1,472,173	1,050	–	–

Proposal 2

To approve a change in the classification of certain funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

SHAREHOLDER MEETING RESULTS	131

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Second Meeting

This proposal was approved by the shareholders of the Trust on November 4, 2009. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election took effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Trust-wide proposal and voting results.

132	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment

Advisory Agreements (Unaudited)

iSHARES® TRUST

On December 1, 2009, BlackRock, Inc. (“BlackRock”) completed a transaction whereby it acquired from Barclays Bank PLC (“Barclays”) the interests in BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, and certain affiliated companies, including BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A. (the “Transaction”).

Prior to the Transaction, BFA served as the investment advisor to each Fund pursuant to an investment advisory agreement with the Trust (the “Previous Advisory Agreement”). Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction resulted in the automatic termination of the Previous Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board of Trustees of the Trust (the “Board”) approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, the latter of which was subsequently approved by each Fund’s shareholders.

BOARD CONSIDERATIONS IN APPROVING THE NEW ADVISORY AGREEMENTS

As required under Section 15(c) of the 1940 Act, at an in-person Board meeting held on August 13, 2009, the Board, including the members of the Board who are not “interested persons” of the Trust under the 1940 Act (the “Independent Trustees”), considered and unanimously approved the New Advisory Agreements between BFA and the Trust on behalf of its Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held on June 17, July 29 and August 13, 2009, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BTC and BFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the Previous Advisory Agreement between BFA and the Trust, on behalf of its Funds for each Fund as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BFA, determined that the nature, extent and quality of the services provided by BFA under the Previous Advisory Agreement were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Previous Advisory Agreement on June 17, 2009.

In advance of the June 2009 Board meeting, the Board had requested and received materials specifically relating to each Fund’s Previous Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by BFA discussing market conditions generally; (iii) on the profitability to BFA of the Previous Advisory Agreement and other payments received by BFA and its affiliates from the Funds; and (iv) provided by BFA concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BFA and its affiliates from their relationship with the Funds.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	133

Board Review and Approval of New Investment

Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

At the June, July and August 2009 Board meetings, the Trustees discussed with representatives of BTC, BFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BFA and the Funds. At these Board meetings, representatives of BTC, BFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BFA in connection with the Transaction, including the anticipated senior management structure of BFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BFA and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BTC, BFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by BFA, including portfolio management and compliance services;

•

that BFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BFA will remain employees of BFA and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction Agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in

134	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment

Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

connection with their most recent approval or continuation of each Previous Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BTC, BFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BFA, BTC and BlackRock that there would be no diminution in the scope of services required of or provided by BFA under the New Advisory Agreements for each Fund as compared to the scope of services provided by BFA under the Previous Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, BFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BFA at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that BFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services BFA performed under the Previous Advisory Agreement.

The Board noted the representations of BFA, BTC and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by BFA under the New Advisory Agreements compared with the services provided by BFA under the Previous Advisory Agreement and that the Board expects that the quality of such services will continue to be appropriate.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	135

Board Review and Approval of New Investment

Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Previous and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Previous Advisory Agreement. Further, the Board noted that representatives of BFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five- and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered BFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Previous Advisory Agreement and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

Cost of services provided and profits realized by BFA from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of BFA with respect to the Funds based on the fees payable to BFA and its affiliates (including fees under the Previous Advisory Agreements), and all other sources of revenue and

136	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment

Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by BFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Previous Advisory Agreement, including the fact that the fee rates under the Agreements are identical and that representatives of BFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BFA’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BFA in connection with the management of the Funds, BFA’s profitability in respect of the Funds was not expected to increase in a significant respect. BFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Previous and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Previous and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from BFA and BlackRock that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

Fees and services provided for other comparable funds/accounts managed by BFA and its affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Previous Advisory Agreement in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	137

Board Review and Approval of New Investment

Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

BTC provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Previous Advisory Agreement for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BFA or BTC provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Previous and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Previous and New Advisory Agreements are fair and reasonable.

Other benefits to BFA and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by BFA under the Previous Advisory Agreement, the Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA or its affiliates, such as any payment of revenue to BTC, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC in connection with any investments by the Funds in other funds for which BFA provides investment advisory services and/or BTC provides administration services. The Board noted that while revenue to BTC in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BFA, or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

138	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	139

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

Trading Symbol
iShares Russell Domestic Index Funds
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

Trading Symbol
iShares Domestic Specialty Index Funds
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

140	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

Trading Symbol
iShares International Country Index Funds
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

Trading Symbol
iShares Target Date Index Funds
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV
iShares Global Index Funds iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

ISHARES FAMILY OF FUNDS	141

The iShares® Family of Funds (Continued)

Trading Symbol
iShares AMT-Free Municipal Bond Funds
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

Trading Symbol
iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

Shares International Bond Funds
iiShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., MorningstarInc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE”is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua”is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report. iS-2350-0310

142	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”) or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares FTSE/Xinhua China 25 Index Fund and the iShares FTSE Series also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website. The iShares MSCI Series discloses its complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P ALLOCATION SERIES

iSHARES® S&P TARGET DATE SERIES

JANUARY 31, 2010

Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares S&P Conservative Allocation Fund | AOK | NYSE Arca

iShares S&P Moderate Allocation Fund | AOM | NYSE Arca

iShares S&P Growth Allocation Fund | AOR | NYSE Arca

iShares S&P Aggressive Allocation Fund | AOA | NYSE Arca

iShares S&P Target Date Retirement Income Index Fund | TGR | NYSE Arca

iShares S&P Target Date 2010 Index Fund | TZD | NYSE Arca

iShares S&P Target Date 2015 Index Fund | TZE | NYSE Arca

iShares S&P Target Date 2020 Index Fund | TZG | NYSE Arca

iShares S&P Target Date 2025 Index Fund | TZI | NYSE Arca

iShares S&P Target Date 2030 Index Fund | TZL | NYSE Arca

iShares S&P Target Date 2035 Index Fund | TZO | NYSE Arca

iShares S&P Target Date 2040 Index Fund | TZV | NYSE Arca

Fund Performance Overview

iSHARES® S&P ALLOCATION SERIES

Performance as of January 31, 2010

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 1/31/10			Inception to 1/31/10			Inception to 1/31/10

iSHARES ALLOCATION FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P Conservative	11.92%	10.00%	11.96%	8.12%	8.14%	8.23%	10.20%	10.23%	10.29%
S&P Moderate	17.23%	16.73%	17.35%	9.09%	9.12%	9.23%	11.43%	11.47%	11.56%
S&P Growth	24.28%	24.13%	24.32%	10.22%	10.19%	10.32%	12.87%	12.83%	12.93%
S&P Aggressive	33.68%	33.53%	33.82%	11.86%	11.79%	12.00%	14.96%	14.87%	15.08%

Total returns for the period since inception are calculated from the inception date of each Fund (11/4/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (11/7/08), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The Funds invest substantially all of their assets in other iShares Funds that, in turn, invest in equities, bonds and/or short-term instruments. Each Fund generally invests in the same underlying iShares Funds but in differing proportions, with some exceptions, depending upon the target risk profile of each Fund.

The iShares S&P Conservative Allocation Fund (the “Conservative Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Conservative Index (the “Conservative Allocation Index”). The Conservative Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “conservative” target risk allocation strategy as defined by S&P. The Conservative Allocation Fund is designed for investors seeking current income, capital preservation and avoidance of excessive volatility of returns. For the six-month period ended January 31, 2010, the total return for the Conservative Allocation Fund was 4.93%, while the total return for the Conservative Allocation Index was 4.98%.

The iShares S&P Moderate Allocation Fund (the “Moderate Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Moderate Index (the “Moderate Allocation Index”). The Moderate Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “moderate” target risk allocation strategy as defined by S&P. The Moderate Allocation Fund is designed for investors seeking current income, some capital preservation and an opportunity for moderate to low capital appreciation. For the six-month period ended January 31, 2010, the total return for the Moderate Allocation Fund was 5.64%, while the total return for the Moderate Allocation Index was 5.72%.

The iShares S&P Growth Allocation Fund (the “Growth Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Growth Index (the “Growth Allocation Index”). The Growth Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “growth” target risk allocation strategy as defined by S&P. The Growth Allocation Fund is designed for investors seeking moderate capital appreciation and some opportunity for current income and capital preservation. For the six-month period ended January 31, 2010, the total return for the Growth Allocation Fund was 6.65%, while the total return for the Growth Allocation Index was 6.71%.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® S&P ALLOCATION SERIES

The iShares S&P Aggressive Allocation Fund (the “Aggressive Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Aggressive Index (the “Aggressive Allocation Index”). The Aggressive Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent an “aggressive” target risk allocation strategy as defined by S&P. The Aggressive Allocation Fund is designed for investors seeking long-term capital appreciation. For the six-month period ended January 31, 2010, the total return for the Aggressive Allocation Fund was 8.41%, while the total return for the Aggressive Allocation Index was 8.48%.

Each Fund invests in a representative sample of the securities included in its underlying index that collectively has an investment profile similar to that underlying index. Due to the representative sampling, each Fund may or may not hold all of the securities that are included in its underlying index.

UNDERLYING FUND ALLOCATION WEIGHTS* (as of January 31, 2010)
Underlying Funds	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Domestic Equity
iShares S&P 500 Index Fund	11.29%	16.86%	23.85%	29.62%
iShares S&P MidCap 400 Index Fund	2.94%	2.95%	9.01%	21.90%
iShares S&P SmallCap 600 Index Fund	0.98%	1.97%	4.95%	6.99%
Total Domestic Equity	15.21%	21.78%	37.81%	58.51%

International Equity
iShares MSCI EAFE Index Fund	5.27%	13.01%	17.48%	21.90%
iShares MSCI Emerging Markets Index Fund	1.57%	2.92%	1.95%	10.85%
Total International Equity	6.84%	15.93%	19.43%	32.75%

Domestic Fixed Income
iShares Barclays Aggregate Bond Fund	24.72%	22.97%	19.46%	5.12%
iShares Barclays Short Treasury Bond Fund	32.14%	25.20%	11.14%	–
iShares Barclays TIPS Bond Fund	18.12%	12.13%	11.16%	3.62%
Total Domestic Fixed Income	74.98%	60.30%	41.76%	8.74%

Domestic Real Estate
iShares Cohen & Steers Realty Majors Index Fund	2.97%	1.99%	1.00%	–
Total Domestic Real Estate	2.97%	1.99%	1.00%	–

Fund Total	100.00%	100.00%	100.00%	100.00%

*	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of January 31, 2010, and will vary over time. Holdings are subject to change.

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P TARGET DATE SERIES

Performance as of January 31, 2010

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 1/31/10			Inception to 1/31/10			Inception to 1/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P Target Date Retirement Income	14.78%	9.62%	14.90%	9.56%	9.51%	9.71%	12.02%	11.96%	12.16%
S&P Target Date 2010	18.33%	15.07%	18.45%	10.36%	10.33%	10.53%	13.05%	13.00%	13.20%
S&P Target Date 2015	21.62%	21.72%	21.78%	10.93%	10.93%	11.12%	13.78%	13.78%	13.95%
S&P Target Date 2020	24.64%	24.58%	24.79%	11.29%	11.29%	11.47%	14.23%	14.23%	14.40%
S&P Target Date 2025	27.27%	27.21%	27.46%	11.45%	11.44%	11.65%	14.43%	14.43%	14.63%
S&P Target Date 2030	29.62%	29.47%	29.81%	11.34%	11.27%	11.55%	14.29%	14.21%	14.50%
S&P Target Date 2035	31.46%	27.36%	31.67%	11.20%	11.20%	11.42%	14.12%	14.12%	14.34%
S&P Target Date 2040	32.73%	27.28%	32.95%	11.13%	11.10%	11.33%	14.03%	13.99%	14.23%

Total returns for the period since inception are calculated from the inception date of each Fund (11/4/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (11/7/08), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The Funds invest substantially all of their assets in other iShares Funds that, in turn, invest in equities, bonds and/or short-term instruments. Each Fund generally invests in the same underlying iShares Funds but in differing proportions, with some exceptions, depending upon the target retirement horizon of each Fund.

The iShares S&P Target Date Retirement Income Index Fund (the “Retirement Income Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date Retirement Income Index (the “Retirement Income Index”). The Retirement Income Index seeks to represent asset allocations which reflect an immediate retirement horizon. For the six-month period ended January 31, 2010, the total return for the Retirement Income Fund was 5.37%, while the total return for the Retirement Income Index was 5.42%.

The iShares S&P Target Date 2010 Index Fund (the “2010 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2010 Index (the “2010 Index”). The 2010 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2010. For the six-month period ended January 31, 2010, the total return for the 2010 Fund was 6.24%, while the total return for the 2010 Index was 6.30%.

The iShares S&P Target Date 2015 Index Fund (the “2015 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2015 Index (the “2015 Index”). The 2015 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2015. For the six-month period ended January 31, 2010, the total return for the 2015 Fund was 6.94%, while the total return for the 2015 Index was 7.02%.

The iShares S&P Target Date 2020 Index Fund (the “2020 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2020 Index (the “2020 Index”). The 2020 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2020. For the six-month period ended January 31, 2010, the total return for the 2020 Fund was 7.55%, while the total return for the 2020 Index was 7.60%.

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® S&P TARGET DATE SERIES

The iShares S&P Target Date 2025 Index Fund (the “2025 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2025 Index (the “2025 Index”). The 2025 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2025. For the six-month period ended January 31, 2010, the total return for the 2025 Fund was 7.99%, while the total return for the 2025 Index was 8.06%.

The iShares S&P Target Date 2030 Index Fund (the “2030 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2030 Index (the “2030 Index”). The 2030 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2030. For the six-month period ended January 31, 2010, the total return for the 2030 Fund was 8.31%, while the total return for the 2030 Index was 8.37%.

The iShares S&P Target Date 2035 Index Fund (the “2035 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2035 Index (the “2035 Index”). The 2035 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2035. For the six-month period ended January 31, 2010, the total return for the 2035 Fund was 8.50%, while the total return for the 2035 Index was 8.59%.

The iShares S&P Target Date 2040 Index Fund (the “2040 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2040 Index (the “2040 Index”). The 2040 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2040. For the six-month period ended January 31, 2010, the total return for the 2040 Fund was 8.64%, while the total return for the 2040 Index was 8.71%.

Each Fund invests in a representative sample of the securities included in its underlying index that collectively has an investment profile similar to that underlying index. Due to the representative sampling, each Fund may or may not hold all of the securities that are included in its underlying index.

UNDERLYING FUND ALLOCATION WEIGHTS* (as of January 31, 2010)
Underlying Funds	Retirement Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
Domestic Equity
iShares S&P 500 Index Fund	24.72%	32.26%	38.73%	44.03%	48.24%	51.45%	53.69%	55.03%
iShares S&P MidCap 400 Index Fund	2.00%	2.89%	3.68%	4.35%	4.93%	5.43%	5.85%	6.19%
iShares S&P SmallCap 600 Index Fund	2.60%	3.91%	5.02%	5.94%	6.71%	7.33%	7.81%	8.15%
Total Domestic Equity	29.32%	39.06%	47.43%	54.32%	59.88%	64.21%	67.35%	69.37%

International Equity
iShares MSCI EAFE Index Fund	6.23%	8.44%	10.53%	12.17%	13.49%	14.54%	15.32%	15.84%
iShares MSCI Emerging Markets Index Fund	–	1.08%	1.55%	2.05%	2.46%	2.78%	3.03%	3.20%
Total International Equity	6.23%	9.52%	12.08%	14.22%	15.95%	17.32%	18.35%	19.04%

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P TARGET DATE SERIES

Underlying Funds	Retirement Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
Domestic Fixed Income
iShares Barclays Aggregate Bond Fund	41.51%	34.46%	28.34%	23.01%	18.41%	15.10%	11.36%	8.94%
iShares Barclays Short Treasury Bond Fund	15.00%	10.43%	6.84%	4.16%	2.32%	1.28%	1.00%	0.93%
iShares Barclays TIPS Bond Fund	6.06%	4.46%	3.14%	2.08%	1.25%	–	–	–
Total Domestic Fixed Income	62.57%	49.35%	38.32%	29.25%	21.98%	16.38%	12.36%	9.87%

Domestic Real Estate
iShares Cohen & Steers Realty Majors Index Fund	1.88%	2.07%	2.17%	2.21%	2.19%	2.09%	1.94%	1.72%
Total Domestic Real Estate	1.88%	2.07%	2.17%	2.21%	2.19%	2.09%	1.94%	1.72%

Fund Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

*	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of January 31, 2010 and will vary over time. Holdings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Allocation/Index Fund	Beginning Account Value (8/1/09)	Ending Account Value (1/31/10)	Annualized Expense Ratio[a]	Expenses Paid During Period[a,b] (8/1/09 to 1/31/10)
S&P Conservative
Actual	$1,000.00	$1,049.30	0.11%	$0.57
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Moderate
Actual	1,000.00	1,056.40	0.11	0.57
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Growth
Actual	1,000.00	1,066.50	0.11	0.57
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Aggressive
Actual	1,000.00	1,084.10	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund	Beginning Account Value (8/1/09)	Ending Account Value (1/31/10)	Annualized Expense Ratio[a]	Expenses Paid During Period[a,b] (8/1/09 to 1/31/10)
S&P Target Date Retirement Income
Actual	$1,000.00	$1,053.70	0.11%	$0.57
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2010
Actual	1,000.00	1,062.40	0.11	0.57
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2015
Actual	1,000.00	1,069.40	0.11	0.57
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2020
Actual	1,000.00	1,075.50	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2025
Actual	1,000.00	1,079.90	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2030
Actual	1,000.00	1,083.10	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2035
Actual	1,000.00	1,085.00	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2040
Actual	1,000.00	1,086.40	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

January 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.94%

DOMESTIC FIXED INCOME – 74.94%
iShares Barclays Aggregate Bond Fund	70,725	$7,401,371
iShares Barclays Short Treasury Bond Fund[a]	87,322	9,624,631
iShares Barclays TIPS Bond Fund	51,448	5,427,250

		22,453,252

DOMESTIC EQUITY – 18.16%
iShares Cohen & Steers Realty Majors Index Fund	18,058	890,079
iShares S&P 500 Index Fund	31,338	3,379,490
iShares S&P MidCap 400 Index Fund	12,529	879,285
iShares S&P SmallCap 600 Index Fund	5,538	293,957

		5,442,811

INTERNATIONAL EQUITY – 6.84%
iShares MSCI EAFE Index Fund[a]	30,053	1,577,181
iShares MSCI Emerging Markets Index Fund	12,330	471,746

		2,048,927

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $29,081,517)		29,944,990

Security	Shares	Value
SHORT-TERM INVESTMENTS – 6.09%

MONEY MARKET FUNDS – 6.09%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[b,c]	1,544,530	$1,544,530
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[b,c]	261,942	261,942
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[b]	18,832	18,832

		1,825,304

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,825,304)		1,825,304

TOTAL INVESTMENTS IN
SECURITIES – 106.03%
(Cost: $30,906,821)		31,770,294

Other Assets, Less Liabilities – (6.03)%		(1,806,160)

NET ASSETS – 100.00%		$29,964,134

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P MODERATE ALLOCATION FUND

January 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.92%

DOMESTIC FIXED INCOME – 60.25%
iShares Barclays Aggregate Bond Fund	94,378	$9,876,658
iShares Barclays Short Treasury Bond Fund	98,321	10,836,941
iShares Barclays TIPS Bond Fund	49,433	5,214,687

		25,928,286

DOMESTIC EQUITY – 23.75%
iShares Cohen & Steers Realty Majors Index Fund	17,350	855,182
iShares S&P 500 Index Fund	67,237	7,250,838
iShares S&P MidCap 400 Index Fund	18,058	1,267,310
iShares S&P SmallCap 600 Index Fund	15,963	847,316

		10,220,646

INTERNATIONAL EQUITY – 15.92%
iShares MSCI EAFE Index Fund[a]	106,588	5,593,738
iShares MSCI Emerging Markets Index Fund	32,819	1,255,655

		6,849,393

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $41,559,195)		42,998,325

Security	Shares	Value
SHORT-TERM INVESTMENTS – 12.21%

MONEY MARKET FUNDS – 12.21%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[b,c]	4,440,729	$4,440,729
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[b,c]	753,120	753,120
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[b]	58,914	58,914

		5,252,763

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,252,763)		5,252,763

TOTAL INVESTMENTS IN
SECURITIES – 112.13%
(Cost: $46,811,958)		48,251,088

Other Assets, Less Liabilities – (12.13)%		(5,220,217)

NET ASSETS – 100.00%		$43,030,871

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® S&P GROWTH ALLOCATION FUND

January 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.96%

DOMESTIC FIXED INCOME – 41.75%
iShares Barclays Aggregate Bond Fund	89,332	$9,348,594
iShares Barclays Short Treasury Bond Fund	48,528	5,348,756
iShares Barclays TIPS Bond Fund	50,830	5,362,057

		20,059,407

DOMESTIC EQUITY – 38.79%
iShares Cohen & Steers Realty Majors Index Fund	9,731	479,641
iShares S&P 500 Index Fund[a]	106,229	11,455,736
iShares S&P MidCap 400 Index Fund	61,679	4,328,632
iShares S&P SmallCap 600 Index Fund	44,766	2,376,179

		18,640,188

INTERNATIONAL EQUITY – 19.42%
iShares MSCI EAFE Index Fund[a]	159,948	8,394,071
iShares MSCI Emerging Markets Index Fund	24,543	939,015

		9,333,086

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $44,864,966)		48,032,681

Security	Shares	Value
SHORT-TERM INVESTMENTS – 24.28%

MONEY MARKET FUNDS – 24.28%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[b,c]	9,924,254	$9,924,254
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[b,c]	1,683,091	1,683,091
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[b]	58,142	58,142

		11,665,487

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,665,487)		11,665,487

TOTAL INVESTMENTS IN
SECURITIES – 124.24%
(Cost: $56,530,453)		59,698,168

Other Assets, Less Liabilities – (24.24)%		(11,645,635)

NET ASSETS – 100.00%		$48,052,533

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

January 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.85%

DOMESTIC EQUITY – 58.43%
iShares S&P 500 Index Fund	95,267	$10,273,593
iShares S&P MidCap 400 Index Fund	108,247	7,596,774
iShares S&P SmallCap 600 Index Fund	45,671	2,424,217

		20,294,584

INTERNATIONAL EQUITY – 32.70%
iShares MSCI EAFE Index Fund[a]	144,684	7,593,016
iShares MSCI Emerging Markets Index Fund	98,368	3,763,560

		11,356,576

DOMESTIC FIXED INCOME – 8.72%
iShares Barclays Aggregate Bond Fund	16,955	1,774,341
iShares Barclays TIPS Bond Fund	11,899	1,255,226

		3,029,567

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $31,514,433)		34,680,727

Security	Shares	Value
SHORT-TERM INVESTMENTS – 17.97%

MONEY MARKET FUNDS – 17.97%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[b,c]	5,311,096	$5,311,096
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[b,c]	900,729	900,729
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[b]	28,327	28,327

		6,240,152

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,240,152)		6,240,152

TOTAL INVESTMENTS IN
SECURITIES – 117.82%
(Cost: $37,754,585)		40,920,879

Other Assets, Less Liabilities – (17.82)%		(6,187,762)

NET ASSETS – 100.00%		$34,733,117

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

January 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.98%

DOMESTIC FIXED INCOME – 62.56%
iShares Barclays Aggregate Bond Fund	21,956	$2,297,695
iShares Barclays Short Treasury Bond Fund	7,536	830,618
iShares Barclays TIPS Bond Fund	3,183	335,775

		3,464,088

DOMESTIC EQUITY – 31.19%
iShares Cohen & Steers Realty Majors Index Fund	2,111	104,051
iShares S&P 500 Index Fund	12,691	1,368,597
iShares S&P MidCap 400 Index Fund	1,575	110,534
iShares S&P SmallCap 600 Index Fund	2,716	144,165

		1,727,347

INTERNATIONAL EQUITY – 6.23%
iShares MSCI EAFE Index Fund	6,572	344,899

		344,899

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $5,432,169)		5,536,334

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.03%

MONEY MARKET FUNDS – 0.03%
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[a]	1,559	$1,559

		1,559

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,559)		1,559

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $5,433,728)		5,537,893

Other Assets, Less Liabilities – (0.01)%		(432)

NET ASSETS – 100.00%		$5,537,461

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2010 INDEX FUND

January 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.86%

DOMESTIC FIXED INCOME – 49.28%
iShares Barclays Aggregate Bond Fund	9,240	$966,966
iShares Barclays Short Treasury Bond Fund	2,654	292,524
iShares Barclays TIPS Bond Fund	1,187	125,217

		1,384,707

DOMESTIC EQUITY – 41.07%
iShares Cohen & Steers Realty Majors Index Fund	1,175	57,916
iShares S&P 500 Index Fund	8,392	904,993
iShares S&P MidCap 400 Index Fund	1,157	81,198
iShares S&P SmallCap 600 Index Fund	2,067	109,716

		1,153,823

INTERNATIONAL EQUITY – 9.51%
iShares MSCI EAFE Index Fund[a]	4,514	236,895
iShares MSCI Emerging Markets Index Fund	793	30,340

		267,235

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,611,021)		2,805,765

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.21%

MONEY MARKET FUNDS – 4.21%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[b,c]	97,539	$97,539
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[b,c]	16,542	16,542
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[b]	4,237	4,237

		118,318

TOTAL SHORT-TERM INVESTMENTS
(Cost: $118,318)		118,318

TOTAL INVESTMENTS IN SECURITIES – 104.07%
(Cost: $2,729,339)		2,924,083

Other Assets, Less Liabilities – (4.07)%		(114,342)

NET ASSETS – 100.00%		$2,809,741

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2015 INDEX FUND

January 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.87%

DOMESTIC EQUITY – 49.53%
iShares Cohen & Steers Realty Majors Index Fund	1,886	$92,961
iShares S&P 500 Index Fund	15,361	1,656,530
iShares S&P MidCap 400 Index Fund	2,240	157,203
iShares S&P SmallCap 600 Index Fund	4,042	214,549

		2,121,243

DOMESTIC FIXED INCOME – 38.27%
iShares Barclays Aggregate Bond Fund	11,581	1,211,951
iShares Barclays Short Treasury Bond Fund	2,654	292,524
iShares Barclays TIPS Bond Fund	1,275	134,500

		1,638,975

INTERNATIONAL EQUITY – 12.07%
iShares MSCI EAFE Index Fund[a]	8,585	450,541
iShares MSCI Emerging Markets Index Fund	1,733	66,305

		516,846

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,020,804)		4,277,064

Security	Shares	Value
SHORT-TERM INVESTMENTS – 11.03%

MONEY MARKET FUNDS – 11.03%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[b,c]	398,938	$398,938
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[b,c]	67,657	67,657
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[b]	5,671	5,671

		472,266

TOTAL SHORT-TERM INVESTMENTS
(Cost: $472,266)		472,266

TOTAL INVESTMENTS IN SECURITIES – 110.90%
(Cost: $4,493,070)		4,749,330

Other Assets, Less Liabilities – (10.90)%		(466,972)

NET ASSETS – 100.00%		$4,282,358

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2020 INDEX FUND

January 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.90%

DOMESTIC EQUITY – 56.48%
iShares Cohen & Steers Realty Majors Index Fund	3,231	$159,256
iShares S&P 500 Index Fund	29,388	3,169,202
iShares S&P MidCap 400 Index Fund	4,464	313,284
iShares S&P SmallCap 600 Index Fund	8,061	427,878

		4,069,620

DOMESTIC FIXED INCOME – 29.22%
iShares Barclays Aggregate Bond Fund	15,831	1,656,714
iShares Barclays Short Treasury Bond Fund	2,716	299,357
iShares Barclays TIPS Bond Fund	1,419	149,690

		2,105,761

INTERNATIONAL EQUITY – 14.20%
iShares MSCI EAFE Index Fund	16,689	875,839
iShares MSCI Emerging Markets Index Fund	3,855	147,492

		1,023,331

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $7,080,649)		7,198,712

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[a]	8,146	$8,146

		8,146

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,146)		8,146

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $7,088,795)		7,206,858

Other Assets, Less Liabilities – (0.01)%		(604)

NET ASSETS – 100.00%		$7,206,254

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2025 INDEX FUND

January 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.91%

DOMESTIC EQUITY – 62.01%
iShares Cohen & Steers Realty Majors Index Fund	2,554	$125,886
iShares S&P 500 Index Fund	25,768	2,778,821
iShares S&P MidCap 400 Index Fund	4,050	284,229
iShares S&P SmallCap 600 Index Fund	7,284	386,635

		3,575,571
DOMESTIC FIXED INCOME – 21.96%
iShares Barclays Aggregate Bond Fund	10,137	1,060,837
iShares Barclays Short Treasury Bond Fund	1,213	133,697
iShares Barclays TIPS Bond Fund	681	71,839

		1,266,373

INTERNATIONAL EQUITY – 15.94%
iShares MSCI EAFE Index Fund[a]	14,814	777,439
iShares MSCI Emerging Markets Index Fund	3,700	141,562

		919,001

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $5,305,393)		5,760,945

Security	Shares	Value
SHORT-TERM INVESTMENTS – 14.06%

MONEY MARKET FUNDS – 14.06%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[b,c]	688,394	$688,394
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[b,c]	116,747	116,747
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[b]	5,796	5,796

		810,937

TOTAL SHORT-TERM INVESTMENTS
(Cost: $810,937)		810,937

TOTAL INVESTMENTS IN SECURITIES – 113.97%
(Cost: $6,116,330)		6,571,882
Other Assets, Less Liabilities – (13.97)%		(805,642)

NET ASSETS – 100.00%		$5,766,240

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2030 INDEX FUND

January 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.92%

DOMESTIC EQUITY – 66.25%
iShares Cohen & Steers Realty Majors Index Fund	2,452	$120,859
iShares S&P 500 Index Fund	27,540	2,969,914
iShares S&P MidCap 400 Index Fund	4,467	313,494
iShares S&P SmallCap 600 Index Fund	7,971	423,101

		3,827,368

INTERNATIONAL EQUITY – 17.31%
iShares MSCI EAFE Index Fund	15,997	839,522
iShares MSCI Emerging Markets Index Fund	4,197	160,577

		1,000,099

DOMESTIC FIXED INCOME – 16.36%
iShares Barclays Aggregate Bond Fund	8,329	871,630
iShares Barclays Short Treasury Bond Fund	669	73,737

		945,367

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $5,284,778)		5,772,834

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[a]	4,986	$4,986

		4,986

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,986)		4,986

TOTAL INVESTMENTS IN
SECURITIES – 100.01%
(Cost: $5,289,764)		5,777,820

Other Assets, Less Liabilities – (0.01)%		(560)

NET ASSETS – 100.00%		$5,777,260

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2035 INDEX FUND

January 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.94%

DOMESTIC EQUITY – 69.25%
iShares Cohen & Steers Realty Majors Index Fund	1,132	$55,796
iShares S&P 500 Index Fund	14,327	1,545,024
iShares S&P MidCap 400 Index Fund	2,398	168,292
iShares S&P SmallCap 600 Index Fund	4,232	224,634

		1,993,746

INTERNATIONAL EQUITY – 18.34%
iShares MSCI EAFE Index Fund[a]	8,401	440,884
iShares MSCI Emerging Markets Index Fund	2,277	87,118

		528,002

DOMESTIC FIXED INCOME – 12.35%
iShares Barclays Aggregate Bond Fund	3,124	326,927
iShares Barclays Short Treasury Bond Fund	260	28,657

		355,584

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,766,385)		2,877,332

Security	Shares	Value
SHORT-TERM INVESTMENTS – 15.93%

MONEY MARKET FUNDS – 15.93%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[b,c]	390,387	$390,387
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[b,c]	66,207	66,207
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[b]	2,157	2,157

		458,751

TOTAL SHORT-TERM INVESTMENTS
(Cost: $458,751)		458,751

TOTAL INVESTMENTS IN
SECURITIES – 115.87%
(Cost: $3,225,136)		3,336,083

Other Assets, Less Liabilities – (15.87)%		(456,841)

NET ASSETS – 100.00%		$2,879,242

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2040 INDEX FUND

January 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.94%

DOMESTIC EQUITY – 71.05%
iShares Cohen & Steers Realty Majors Index Fund	1,514	$74,625
iShares S&P 500 Index Fund	22,143	2,387,902
iShares S&P MidCap 400 Index Fund	3,827	268,579
iShares S&P SmallCap 600 Index Fund	6,662	353,619

		3,084,725

INTERNATIONAL EQUITY – 19.03%
iShares MSCI EAFE Index Fund[a]	13,102	687,593
iShares MSCI Emerging Markets Index Fund	3,626	138,731

		826,324

DOMESTIC FIXED INCOME – 9.86%
iShares Barclays Aggregate Bond Fund	3,707	387,937
iShares Barclays Short Treasury Bond Fund	365	40,230

		428,167

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,118,380)		4,339,216

Security	Shares	Value
SHORT-TERM INVESTMENTS – 16.47%

MONEY MARKET FUNDS – 16.47%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[b,c]	608,839	$608,839
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[b,c]	103,255	103,255
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[b]	3,034	3,034

		715,128

TOTAL SHORT-TERM INVESTMENTS
(Cost: $715,128)		715,128

TOTAL INVESTMENTS IN
SECURITIES – 116.41%
(Cost: $4,833,508)		5,054,344

Other Assets, Less Liabilities – (16.41)%		(712,467)

NET ASSETS – 100.00%		$4,341,877

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2010

	iShares S&P Allocation Fund
	Conservative	Moderate	Growth	Aggressive

ASSETS
Investments, at cost:	$30,906,821	$46,811,958	$56,530,453	$37,754,585

Investments in securities, at fair value (including securities on loana) (Note 1):	$31,770,294	$48,251,088	$59,698,168	$40,920,879
Receivables:
Investment securities sold	2,094,501	2,323,303	2,129,218	2,572,339
Securities lending income (Note 5)	178	372	629	443
Capital shares sold	–	1,778	1,655	2,183
Capital shares redeemed	–	–	–	12,128

Total Assets	33,864,973	50,576,541	61,829,670	43,507,972

LIABILITIES
Payables:
Investment securities purchased	2,091,733	2,335,864	2,154,129	2,559,900
Collateral for securities on loan (Note 5)	1,806,472	5,193,849	11,607,345	6,211,825
Capital shares redeemed	–	12,143	11,338	–
Investment advisory fees (Note 2)	2,634	3,814	4,325	3,130

Total Liabilities	3,900,839	7,545,670	13,777,137	8,774,855

NET ASSETS	$29,964,134	$43,030,871	$48,052,533	$34,733,117

Net assets consist of:
Paid-in capital	$29,175,270	$41,308,106	$44,676,126	$31,741,684
Distributions in excess of net investment income	(4,038)	(619)	(6,019)	(2,935)
Undistributed net realized gain (accumulated net realized loss)	(70,571)	284,254	214,711	(171,926)
Net unrealized appreciation	863,473	1,439,130	3,167,715	3,166,294

NET ASSETS	$29,964,134	$43,030,871	$48,052,533	$34,733,117

Shares outstanding[b]	1,100,000	1,550,000	1,700,000	1,200,000

Net asset value per share	$27.24	$27.76	$28.27	$28.94

[a]	Securities on loan with values of $1,769,786, $5,088,730, $11,378,356 and $6,086,102, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2010

	iShares S&P Target Date Index Fund
	Retirement Income	2010	2015	2020

ASSETS
Investments, at cost:	$5,433,728	$2,729,339	$4,493,070	$7,088,795

Investments in securities, at fair value (including securities on loana) (Note 1):	$5,537,893	$2,924,083	$4,749,330	$7,206,858
Receivables:
Securities lending income (Note 5)	–	7	34	–

Total Assets	5,537,893	2,924,090	4,749,364	7,206,858

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	–	114,081	466,595	–
Investment advisory fees (Note 2)	432	268	411	604

Total Liabilities	432	114,349	467,006	604

NET ASSETS	$5,537,461	$2,809,741	$4,282,358	$7,206,254

Net assets consist of:
Paid-in capital	$5,456,384	$2,634,406	$4,049,227	$7,105,369
Distributions in excess of net investment income	(943)	(748)	(946)	(1,192)
Accumulated net realized loss	(22,145)	(18,661)	(22,183)	(15,986)
Net unrealized appreciation	104,165	194,744	256,260	118,063

NET ASSETS	$5,537,461	$2,809,741	$4,282,358	$7,206,254

Shares outstanding[b]	200,000	100,000	150,000	250,000

Net asset value per share	$27.69	$28.10	$28.55	$28.83

[a]	Securities on loan with values of $–, $111,772, $457,151 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2010

	iShares S&P Target Date Index Fund
	2025	2030	2035	2040

ASSETS
Investments, at cost:	$6,116,330	$5,289,764	$3,225,136	$4,833,508

Investments in securities, at fair value
(including securities on loana) (Note 1):	$6,571,882	$5,777,820	$3,336,083	$5,054,344
Receivables:
Securities lending income (Note 5)	58	–	33	50

Total Assets	6,571,940	5,777,820	3,336,116	5,054,394

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	805,141	–	456,594	712,094
Investment advisory fees (Note 2)	559	560	280	423

Total Liabilities	805,700	560	456,874	712,517

NET ASSETS	$5,766,240	$5,777,260	$2,879,242	$4,341,877

Net assets consist of:
Paid-in capital	$5,310,138	$5,286,238	$2,580,299	$4,127,877
Distributions in excess of net investment income	(964)	(924)	(369)	(485)
Undistributed net realized gain (accumulated net realized loss)	1,514	3,890	188,365	(6,351)
Net unrealized appreciation	455,552	488,056	110,947	220,836

NET ASSETS	$5,766,240	$5,777,260	$2,879,242	$4,341,877

Shares outstanding[b]	200,000	200,000	100,000	150,000

Net asset value per share	$28.83	$28.89	$28.79	$28.95

[a]	Securities on loan with values of $788,846, $–, $447,353 and $697,682, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2010

	iShares S&P Allocation Fund
	Conservative	Moderate	Growth	Aggressive

NET INVESTMENT INCOME
Dividends from Underlying Funds	$223,178	$343,349	$417,156	$268,297
Interest	5	12	13	8
Securities lending income	257	788	867	730

Total investment income	223,440	344,149	418,036	269,035

EXPENSES
Investment advisory fees (Note 2)	24,734	38,124	45,141	33,049

Total expenses	24,734	38,124	45,141	33,049
Less investment advisory fees waived (Note 2)	(13,851)	(21,350)	(25,279)	(18,507)

Net expenses	10,883	16,774	19,862	14,542

Net investment income	212,557	327,375	398,174	254,493

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(47,219)	(88,776)	(135,665)	(92,892)
In-kind redemptions	–	405,004	462,956	48,436

Net realized gain (loss)	(47,219)	316,228	327,291	(44,456)

Net change in unrealized appreciation (depreciation)	445,733	366,183	842,738	1,195,459

Net realized and unrealized gain	398,514	682,411	1,170,029	1,151,003

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$611,071	$1,009,786	$1,568,203	$1,405,496

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2010

	iShares S&P Target Date Index Fund
	Retirement Income	2010	2015	2020

NET INVESTMENT INCOME
Dividends from Underlying Funds	$36,283	$36,084	$44,944	$53,788
Interest	–	1	1	1
Securities lending income	18	33	69	–

Total investment income	36,301	36,118	45,014	53,789

EXPENSES
Investment advisory fees (Note 2)	3,870	3,592	4,540	5,863

Total expenses	3,870	3,592	4,540	5,863
Less investment advisory fees waived (Note 2)	(2,167)	(2,011)	(2,543)	(3,283)

Net expenses	1,703	1,581	1,997	2,580

Net investment income	34,598	34,537	43,017	51,209

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments	–	3,366	2,390	723

Net change in unrealized appreciation (depreciation)	47,466	132,659	183,400	50,835

Net realized and unrealized gain	47,466	136,025	185,790	51,558

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,064	$170,562	$228,807	$102,767

See notes to financial statements.

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2010

	iShares S&P Target Date Index Fund
	2025	2030	2035	2040

NET INVESTMENT INCOME
Dividends from Underlying Funds	$58,834	$57,992	$32,320	$39,831
Interest	2	2	1	1
Securities lending income	110	–	70	95

Total investment income	58,946	57,994	32,391	39,927

EXPENSES
Investment advisory fees (Note 2)	6,400	6,450	4,030	4,735

Total expenses	6,400	6,450	4,030	4,735
Less investment advisory fees waived (Note 2)	(3,584)	(3,612)	(2,257)	(2,652)

Net expenses	2,816	2,838	1,773	2,083

Net investment income	56,130	55,156	30,618	37,844

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,888	4,027	1,806	781
In-kind redemptions	–	–	193,755	–

Net realized gain	2,888	4,027	195,561	781

Net change in unrealized appreciation (depreciation)	282,648	330,051	61,890	170,259

Net realized and unrealized gain	285,536	334,078	257,451	171,040

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$341,666	$389,234	$288,069	$208,884

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Conservative Allocation Fund		iShares S&P Moderate Allocation Fund
	Six months ended January 31, 2010 (Unaudited)	Period from November 4, 2008[a] to July 31, 2009	Six months ended January 31, 2010 (Unaudited)	Period from November 4, 2008[a] to July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$212,557	$109,712	$327,375	$189,102
Net realized gain (loss)	(47,219)	128,473	316,228	93,630
Net change in unrealized appreciation (depreciation)	445,733	417,740	366,183	1,072,947

Net increase in net assets resulting from operations	611,071	655,925	1,009,786	1,355,679

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(216,595)	(110,296)	(346,739)	(170,440)
From net realized gain	–	(480)	–	–

Total distributions to shareholders	(216,595)	(110,776)	(346,739)	(170,440)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,060,628	13,799,712	25,165,090	19,945,655
Cost of shares redeemed	–	(3,835,831)	(1,388,135)	(2,540,025)

Net increase in net assets from capital share transactions	19,060,628	9,963,881	23,776,955	17,405,630

INCREASE IN NET ASSETS	19,455,104	10,509,030	24,440,002	18,590,869

NET ASSETS
Beginning of period	10,509,030	–	18,590,869	–

End of period	$29,964,134	$10,509,030	$43,030,871	$18,590,869

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(4,038)	$–	$(619)	$18,745

SHARES ISSUED AND REDEEMED
Shares sold	700,000	550,000	900,000	800,000
Shares redeemed	–	(150,000)	(50,000)	(100,000)

Net increase in shares outstanding	700,000	400,000	850,000	700,000

[a]	Commencement of operations.

See notes to financial statements.

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Growth Allocation Fund		iShares S&P Aggressive Allocation Fund
	Six months ended January 31, 2010 (Unaudited)	Period from November 4, 2008[a] to July 31, 2009	Six months ended January 31, 2010 (Unaudited)	Period from November 4, 2008[a] to July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$398,174	$335,231	$254,493	$305,264
Net realized gain (loss)	327,291	494,562	(44,456)	(891,929)
Net change in unrealized appreciation (depreciation)	842,738	2,324,977	1,195,459	1,970,835

Net increase in net assets resulting from operations	1,568,203	3,154,770	1,405,496	1,384,170

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(424,259)	(315,287)	(264,590)	(298,102)

Total distributions to shareholders	(424,259)	(315,287)	(264,590)	(298,102)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,524,639	37,585,018	16,163,891	31,657,601
Cost of shares redeemed	(1,413,352)	(13,627,199)	(1,447,321)	(13,868,028)

Net increase in net assets from capital share transactions	20,111,287	23,957,819	14,716,570	17,789,573

INCREASE IN NET ASSETS	21,255,231	26,797,302	15,857,476	18,875,641

NET ASSETS
Beginning of period	26,797,302	–	18,875,641	–

End of period	$48,052,533	$26,797,302	$34,733,117	$18,875,641

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,019)	$20,066	$(2,935)	$7,162

SHARES ISSUED AND REDEEMED
Shares sold	750,000	1,550,000	550,000	1,350,000
Shares redeemed	(50,000)	(550,000)	(50,000)	(650,000)

Net increase in shares outstanding	700,000	1,000,000	500,000	700,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date Retirement Income Index Fund		iShares S&P Target Date 2010 Index Fund
	Six months ended January 31, 2010 (Unaudited)	Period from November 4, 2008[a] to July 31, 2009	Six months ended January 31, 2010 (Unaudited)	Period from November 4, 2008[a] to July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$34,598	$53,667	$34,537	$54,264
Net realized gain	–	62,821	3,366	63,019
Net change in unrealized appreciation (depreciation)	47,466	56,699	132,659	62,085

Net increase in net assets resulting from operations	82,064	173,187	170,562	179,368

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(35,541)	(53,692)	(71,560)	(18,008)
From net realized gain	–	(242)	–	–

Total distributions to shareholders	(35,541)	(53,934)	(71,560)	(18,008)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,829,009	3,837,976	–	3,848,948
Cost of shares redeemed	–	(1,295,300)	–	(1,299,569)

Net increase in net assets from capital share transactions	2,829,009	2,542,676	–	2,549,379

INCREASE IN NET ASSETS	2,875,532	2,661,929	99,002	2,710,739

NET ASSETS
Beginning of period	2,661,929	–	2,710,739	–

End of period	$5,537,461	$2,661,929	$2,809,741	$2,710,739

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(943)	$–	$(748)	$36,275

SHARES ISSUED AND REDEEMED
Shares sold	100,000	150,000	–	150,000
Shares redeemed	–	(50,000)	–	(50,000)

Net increase in shares outstanding	100,000	100,000	–	100,000

[a]	Commencement of operations.

See notes to financial statements.

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2015 Index Fund		iShares S&P Target Date 2020 Index Fund
	Six months ended January 31, 2010 (Unaudited)	Period from November 4, 2008[a] to July 31, 2009	Six months ended January 31, 2010 (Unaudited)	Period from November 4, 2008[a] to July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$43,017	$54,420	$51,209	$54,294
Net realized gain	2,390	52,759	723	55,292
Net change in unrealized appreciation (depreciation)	183,400	72,860	50,835	67,228

Net increase in net assets resulting from operations	228,807	180,039	102,767	176,814

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(79,675)	(18,722)	(87,372)	(19,333)

Total distributions to shareholders	(79,675)	(18,722)	(87,372)	(19,333)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,415,670	3,849,144	4,471,160	3,847,867
Cost of shares redeemed	–	(1,292,905)	–	(1,285,649)

Net increase in net assets from capital share transactions	1,415,670	2,556,239	4,471,160	2,562,218

INCREASE IN NET ASSETS	1,564,802	2,717,556	4,486,555	2,719,699

NET ASSETS
Beginning of period	2,717,556	–	2,719,699	–

End of period	$4,282,358	$2,717,556	$7,206,254	$2,719,699

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(946)	$35,712	$(1,192)	$34,971

SHARES ISSUED AND REDEEMED
Shares sold	50,000	150,000	150,000	150,000
Shares redeemed	–	(50,000)	–	(50,000)

Net increase in shares outstanding	50,000	100,000	150,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2025 Index Fund		iShares S&P Target Date 2030 Index Fund
	Six months ended January 31, 2010 (Unaudited)	Period from November 4, 2008[a] to July 31, 2009	Six months ended January 31, 2010 (Unaudited)	Period from November 4, 2008[a] to July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$56,130	$115,333	$55,156	$68,187
Net realized gain (loss)	2,888	(125,035)	4,027	206,185
Net change in unrealized appreciation (depreciation)	282,648	172,904	330,051	158,005

Net increase in net assets resulting from operations	341,666	163,202	389,234	432,377

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(112,813)	(59,632)	(103,007)	(21,263)

Total distributions to shareholders	(112,813)	(59,632)	(103,007)	(21,263)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,457,514	8,648,515	1,421,757	4,928,823
Cost of shares redeemed	–	(4,672,212)	–	(1,270,661)

Net increase in net assets from capital share transactions	1,457,514	3,976,303	1,421,757	3,658,162

INCREASE IN NET ASSETS	1,686,367	4,079,873	1,707,984	4,069,276

NET ASSETS
Beginning of period	4,079,873	–	4,069,276	–

End of period	$5,766,240	$4,079,873	$5,777,260	$4,069,276

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(964)	$55,719	$(924)	$46,927

SHARES ISSUED AND REDEEMED
Shares sold	50,000	350,000	50,000	200,000
Shares redeemed	–	(200,000)	–	(50,000)

Net increase in shares outstanding	50,000	150,000	50,000	150,000

[a]	Commencement of operations.

See notes to financial statements.

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2035 Index Fund		iShares S&P Target Date 2040 Index Fund
	Six months ended January 31, 2010 (Unaudited)	Period from November 4, 2008[a] to July 31, 2009	Six months ended January 31, 2010 (Unaudited)	Period from November 4, 2008[a] to July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$30,618	$52,565	$37,844	$50,930
Net realized gain	195,561	50,997	781	45,576
Net change in unrealized appreciation (depreciation)	61,890	49,057	170,259	50,577

Net increase in net assets resulting from operations	288,069	152,619	208,884	147,083

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(63,088)	(20,464)	(68,552)	(20,707)

Total distributions to shareholders	(63,088)	(20,464)	(68,552)	(20,707)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,458,249	3,841,782	1,496,971	3,839,189
Cost of shares redeemed	(1,512,775)	(1,265,150)	–	(1,260,991)

Net increase (decrease) in net assets from capital share transactions	(54,526)	2,576,632	1,496,971	2,578,198

INCREASE IN NET ASSETS	170,455	2,708,787	1,637,303	2,704,574

NET ASSETS
Beginning of period	2,708,787	–	2,704,574	–

End of period	$2,879,242	$2,708,787	$4,341,877	$2,704,574

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(369)	$32,101	$(485)	$30,223

SHARES ISSUED AND REDEEMED
Shares sold	50,000	150,000	50,000	150,000
Shares redeemed	(50,000)	(50,000)	–	(50,000)

Net increase in shares outstanding	–	100,000	50,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Conservative Allocation Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$26.27	$25.44

Income from investment operations:
Net investment income[b]	0.29	0.49
Net realized and unrealized gain	1.00	0.77

Total from investment operations	1.29	1.26

Less distributions from:
Net investment income	(0.32)	(0.43)

Total distributions	(0.32)	(0.43)

Net asset value, end of period	$27.24	$26.27

Total return	4.93%[c]	5.03%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,964	$10,509
Ratio of expenses to average net assets[d,e]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.15%	2.65%
Portfolio turnover rate[f]	11%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Moderate Allocation Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$26.56	$25.60

Income from investment operations:
Net investment income[b]	0.30	0.52
Net realized and unrealized gain	1.20	0.86

Total from investment operations	1.50	1.38

Less distributions from:
Net investment income	(0.30)	(0.42)

Total distributions	(0.30)	(0.42)

Net asset value, end of period	$27.76	$26.56

Total return	5.64%[c]	5.48%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$43,031	$18,591
Ratio of expenses to average net assets[d,e]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.15%	2.80%
Portfolio turnover rate[f]	8%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Growth Allocation Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$26.80	$25.79

Income from investment operations:
Net investment income[b]	0.32	0.58
Net realized and unrealized gain	1.47	0.88

Total from investment operations	1.79	1.46

Less distributions from:
Net investment income	(0.32)	(0.45)

Total distributions	(0.32)	(0.45)

Net asset value, end of period	$28.27	$26.80

Total return	6.65%[c]	5.83%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$48,053	$26,797
Ratio of expenses to average net assets[d,e]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.21%	3.22%
Portfolio turnover rate[f]	6%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Aggressive Allocation Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$26.97	$25.96

Income from investment operations:
Net investment income[b]	0.28	0.59
Net realized and unrealized gain	1.98	0.91

Total from investment operations	2.26	1.50

Less distributions from:
Net investment income	(0.29)	(0.49)

Total distributions	(0.29)	(0.49)

Net asset value, end of period	$28.94	$26.97

Total return	8.41%[c]	6.04%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$34,733	$18,876
Ratio of expenses to average net assets[d,e]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.93%	3.38%
Portfolio turnover rate[f]	10%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date Retirement Income Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$26.62	$25.58

Income from investment operations:
Net investment income[b]	0.31	0.53
Net realized and unrealized gain	1.12	1.05

Total from investment operations	1.43	1.58

Less distributions from:
Net investment income	(0.36)	(0.54)

Total distributions	(0.36)	(0.54)

Net asset value, end of period	$27.69	$26.62

Total return	5.37%[c]	6.31%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,537	$2,662
Ratio of expenses to average net assets[d,e]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.24%	2.88%
Portfolio turnover rate[f]	0%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2010 Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$27.11	$25.66

Income from investment operations:
Net investment income[b]	0.35	0.54
Net realized and unrealized gain	1.36	1.09

Total from investment operations	1.71	1.63

Less distributions from:
Net investment income	(0.72)	(0.18)

Total distributions	(0.72)	(0.18)

Net asset value, end of period	$28.10	$27.11

Total return	6.24%[c]	6.41%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,810	$2,711
Ratio of expenses to average net assets[d,e]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.40%	2.94%
Portfolio turnover rate[f]	1%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2015 Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$27.18	$25.74

Income from investment operations:
Net investment income[b]	0.35	0.54
Net realized and unrealized gain	1.55	1.09

Total from investment operations	1.90	1.63

Less distributions from:
Net investment income	(0.53)	(0.19)

Total distributions	(0.53)	(0.19)

Net asset value, end of period	$28.55	$27.18

Total return	6.94%[c]	6.39%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,282	$2,718
Ratio of expenses to average net assets[d,e]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.37%	2.98%
Portfolio turnover rate[f]	0%[g]	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2020 Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$27.20	$25.81

Income from investment operations:
Net investment income[b]	0.32	0.54
Net realized and unrealized gain	1.75	1.04

Total from investment operations	2.07	1.58

Less distributions from:
Net investment income	(0.44)	(0.19)

Total distributions	(0.44)	(0.19)

Net asset value, end of period	$28.83	$27.20

Total return	7.55%[c]	6.22%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,206	$2,720
Ratio of expenses to average net assets[d,e]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.18%	3.01%
Portfolio turnover rate[f]	0%[g]	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2025 Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$27.20	$25.88

Income from investment operations:
Net investment income[b]	0.32	0.57
Net realized and unrealized gain	1.87	0.95

Total from investment operations	2.19	1.52

Less distributions from:
Net investment income	(0.56)	(0.20)

Total distributions	(0.56)	(0.20)

Net asset value, end of period	$28.83	$27.20

Total return	7.99%[c]	5.97%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,766	$4,080
Ratio of expenses to average net assets[d,e]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.19%	3.22%
Portfolio turnover rate[f]	0%[g]	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2030 Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$27.13	$25.94

Income from investment operations:
Net investment income[b]	0.32	0.54
Net realized and unrealized gain	1.96	0.86

Total from investment operations	2.28	1.40

Less distributions from:
Net investment income	(0.52)	(0.21)

Total distributions	(0.52)	(0.21)

Net asset value, end of period	$28.89	$27.13

Total return	8.31%[c]	5.52%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,777	$4,069
Ratio of expenses to average net assets[d,e]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.14%	3.08%
Portfolio turnover rate[f]	0%[g]	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2035 Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$27.09	$25.98

Income from investment operations:
Net investment income[b]	0.28	0.52
Net realized and unrealized gain	2.05	0.79

Total from investment operations	2.33	1.31

Less distributions from:
Net investment income	(0.63)	(0.20)

Total distributions	(0.63)	(0.20)

Net asset value, end of period	$28.79	$27.09

Total return	8.50%[c]	5.18%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,879	$2,709
Ratio of expenses to average net assets[d,e]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.90%	3.01%
Portfolio turnover rate[f]	0%[g]	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2040 Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$27.05	$26.00

Income from investment operations:
Net investment income[b]	0.30	0.51
Net realized and unrealized gain	2.06	0.75

Total from investment operations	2.36	1.26

Less distributions from:
Net investment income	(0.46)	(0.21)

Total distributions	(0.46)	(0.21)

Net asset value, end of period	$28.95	$27.05

Total return	8.64%[c]	4.96%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,342	$2,705
Ratio of expenses to average net assets[d,e]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.00%	2.94%
Portfolio turnover rate[f]	0%[g]	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Conservative Allocation, iShares S&P Moderate Allocation, iShares S&P Growth Allocation and iShares S&P Aggressive Allocation Funds (each, a “Fund,” collectively, the “iShares S&P Allocation Funds”), and the iShares S&P Target Date Retirement Income, iShares S&P Target Date 2010, iShares S&P Target Date 2015, iShares S&P Target Date 2020, iShares S&P Target Date 2025, iShares S&P Target Date 2030, iShares S&P Target Date 2035 and iShares S&P Target Date 2040 Index Funds (each, a “Fund,” collectively, the “iShares S&P Target Date Funds”).

The investment objective of each of the iShares S&P Allocation Funds and iShares S&P Target Date Funds is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of an S&P Target Risk Index or S&P Target Date Index, respectively (each, an “Underlying Index”). Each Underlying Index is comprised entirely of securities of iShares Funds (each, an “Underlying Fund”, collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Each Fund is an exchange-traded fund (“ETF”) fund of funds and seeks its investment objective by investing primarily in the affiliated Underlying Funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of January 31, 2010, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the Underlying Funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2010.

The Funds did not have net capital loss carryforwards as of July 31, 2009, the tax year-end of the Funds.

For the six months ended January 31, 2010, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended January 31, 2010 are disclosed in the Funds’ Statements of Operations.

As of January 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Allocation/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
S&P Conservative	$30,958,257	$813,106	$(1,069)	$812,037
S&P Moderate	46,919,600	1,333,944	(2,456)	1,331,488
S&P Growth	56,710,117	2,990,293	(2,242)	2,988,051
S&P Aggressive	37,955,545	2,965,334	–	2,965,334
S&P Target Date Retirement Income	5,455,874	82,019	–	82,019
S&P Target Date 2010	2,751,365	172,728	(10)	172,718
S&P Target Date 2015	4,517,642	231,731	(43)	231,688
S&P Target Date 2020	7,105,748	108,567	(7,457)	101,110
S&P Target Date 2025	6,117,704	454,366	(188)	454,178
S&P Target Date 2030	5,289,901	487,920	(1)	487,919
S&P Target Date 2035	3,225,173	110,910	–	110,910
S&P Target Date 2040	4,840,418	213,926	–	213,926

Management has reviewed the tax positions as of January 31, 2010 and has determined that no provision for income tax is required in the Funds’ financial statements.

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to receive an annual investment advisory fee of 0.25% of the average daily net assets of each Fund. BFA has contractually agreed to waive a portion of the advisory fees it is entitled to receive from each Fund, in an amount equal to 0.14%, through June 30, 2011. After giving effect to the fee waiver, BFA will receive an annual advisory fee of 0.11% of the average daily net assets of each Fund. BFA also receives investment advisory fees from the Underlying Funds as a result of the Funds’ investments in the Underlying Funds.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, BTC serves as securities lending agent for the Funds. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2010, BTC earned securities lending agent fees as follows:

iShares Allocation/Index Fund	Securities Lending Agent Fees
S&P Conservative	$ 146
S&P Moderate	478
S&P Growth	558
S&P Aggressive	526
S&P Target Date Retirement Income	11

iShares Allocation/Index Fund	Securities Lending Agent Fees
S&P Target Date 2010	$ 29
S&P Target Date 2015	53
S&P Target Date 2025	82
S&P Target Date 2035	55
S&P Target Date 2040	71

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest in the Statements of Operations.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2010 were as follows:

iShares Allocation/Index Fund	Purchases	Sales
S&P Conservative	$2,091,733	$2,094,501
S&P Moderate	2,420,468	2,439,465
S&P Growth	2,229,911	2,243,275
S&P Aggressive	2,573,371	2,592,104
S&P Target Date 2010	18,621	57,750
S&P Target Date 2015	15,464	54,923
S&P Target Date 2020	19,162	54,943
S&P Target Date 2025	20,819	78,690
S&P Target Date 2030	22,103	67,581
S&P Target Date 2035	10,863	43,295
S&P Target Date 2040	10,381	39,509

In-kind transactions (see Note 4) for the six months ended January 31, 2010 were as follows:

iShares Allocation/Index Fund	In-kind Purchases	In-kind Sales
S&P Conservative	$19,045,510	$–
S&P Moderate	25,132,980	1,375,992
S&P Growth	21,499,580	1,402,014
S&P Aggressive	16,150,257	1,459,449
S&P Target Date Retirement Income	2,828,437	–
S&P Target Date 2015	1,415,056	–
S&P Target Date 2020	4,465,234	–
S&P Target Date 2025	1,456,085	–
S&P Target Date 2030	1,419,795	–
S&P Target Date 2035	1,456,587	1,510,188
S&P Target Date 2040	1,495,369	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of January 31, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of January 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	49

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The shareholder meetings for the iShares S&P Growth and iShares S&P Aggressive Allocation Funds were adjourned until November 19, 2009, at which time the shareholders approved the new advisory agreement. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Funds approved Proposal 1. Proposal 2 did not apply to the Funds.

Proposal 1

To approve a new investment advisory agreement between the Trust and BGFA, on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Allocation/Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
S&P Conservative	245,873	12,579	6,070	–
S&P Moderate	308,389	6,133	13,621	86,526
S&P Growth	430,790	3,894	23,377	110,355
S&P Aggressive	331,593	10,011	6,233	62,703
S&P Target Date Retirement Income	77,997	1,060	60	–
S&P Target Date 2010	75,324	–	–	–
S&P Target Date 2015	58,388	–	–	–
S&P Target Date 2020	56,808	103	2,370	–
S&P Target Date 2025	89,277	132	6,100	–
S&P Target Date 2030	111,270	123	–	–
S&P Target Date 2035	61,956	–	500	–
S&P Target Date 2040	58,764	362	–	–

Proposal 2

To approve a change in the classification of certain funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES ® TRUST

Second Meeting

This proposal was approved by the shareholders of the Trust on November 4, 2009. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election took effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Trust-wide proposal and voting results.

SHAREHOLDER MEETING RESULTS	51

Board Review and Approval of New Investment Advisory Agreements (Unaudited)

iSHARES® TRUST

On December 1, 2009, BlackRock, Inc. (“BlackRock”) completed a transaction whereby it acquired from Barclays Bank PLC (“Barclays”) the interests in BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, and certain affiliated companies, including BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A. (the “Transaction”).

Prior to the Transaction, BFA served as the investment advisor to each Fund pursuant to an investment advisory agreement with the Trust (the “Previous Advisory Agreement”). Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction resulted in the automatic termination of the Previous Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board of Trustees of the Trust (the “Board”) approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, the latter of which was subsequently approved by each Fund’s shareholders.

BOARD CONSIDERATIONS IN APPROVING THE NEW ADVISORY AGREEMENTS

As required under Section 15(c) of the 1940 Act, at an in-person Board meeting held on August 13, 2009, the Board, including the members of the Board who are not “interested persons” of the Trust under the 1940 Act (the “Independent Trustees”), considered and unanimously approved the New Advisory Agreements between BFA and the Trust on behalf of its Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held on June 17, July 29 and August 13, 2009, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BTC and BFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the Previous Advisory Agreement between BFA and the Trust, on behalf of its Funds for each Fund as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BFA, determined that the nature, extent and quality of the services provided by BFA under the Previous Advisory Agreement were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Previous Advisory Agreement on June 17, 2009.

In advance of the June 2009 Board meeting, the Board had requested and received materials specifically relating to each Fund’s Previous Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by BFA discussing market conditions generally; (iii) on the profitability to BFA of the Previous Advisory Agreement and other payments received by BFA and its affiliates from the Funds; and (iv) provided by BFA concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BFA and its affiliates from their relationship with the Funds.

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

At the June, July and August 2009 Board meetings, the Trustees discussed with representatives of BTC, BFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BFA and the Funds. At these Board meetings, representatives of BTC, BFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BFA in connection with the Transaction, including the anticipated senior management structure of BFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BFA and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BTC, BFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by BFA, including portfolio management and compliance services;

•

that BFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BFA will remain employees of BFA and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction Agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	53

Board Review and Approval of New Investment Advisory

Agreements (Unaudited) (Continued)

iSHARES® TRUST

connection with their most recent approval or continuation of each Previous Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BTC, BFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BFA, BTC and BlackRock that there would be no diminution in the scope of services required of or provided by BFA under the New Advisory Agreements for each Fund as compared to the scope of services provided by BFA under the Previous Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, BFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BFA at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that BFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services BFA performed under the Previous Advisory Agreement.

The Board noted the representations of BFA, BTC and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by BFA under the New Advisory Agreements compared with the services provided by BFA under the Previous Advisory Agreement and that the Board expects that the quality of such services will continue to be appropriate.

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Previous and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Previous Advisory Agreement. Further, the Board noted that representatives of BFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five-and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered BFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Previous Advisory Agreement and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

Cost of services provided and profits realized by BFA from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of BFA with respect to the Funds based

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	55

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

on the fees payable to BFA and its affiliates (including fees under the Previous Advisory Agreements), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by BFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Previous Advisory Agreement, including the fact that the fee rates under the Agreements are identical and that representatives of BFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BFA’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BFA in connection with the management of the Funds, BFA’s profitability in respect of the Funds was not expected to increase in a significant respect. BFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Previous and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Previous and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from BFA and BlackRock that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Fees and services provided for other comparable funds/accounts managed by BFA and its affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Previous Advisory Agreement in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Previous Advisory Agreement for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BFA or BTC provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Previous and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Previous and New Advisory Agreements are fair and reasonable.

Other benefits to BFA and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by BFA under the Previous Advisory Agreement, the Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA or its affiliates, such as any payment of revenue to BTC, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC in connection with any investments by the Funds in other funds for which BFA provides investment advisory services and/or BTC provides administration services. The Board noted that while revenue to BTC in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BFA, or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	57

Notes:

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	59

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

Trading Symbol
iShares Russell Domestic Index Funds
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

Trading Symbol
iShares Domestic Specialty Index Funds
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

Trading Symbol
iShares International Country Index Funds
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

Trading Symbol
iShares Target Date Index Funds
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	61

The iShares® Family of Funds (Continued)

Trading Symbol
iShares AMT-Free Municipal Bond Funds
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

Trading Symbol
iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-2350-0310

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.
2.	From the main page, select the first letter of your brokerage firm’s name.
3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.
4.	Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

JANUARY 31, 2010

[GRAPHIC APPEARS HERE] Would you prefer to receive materials like this electronically? See inside back cover for details.

iShares MSCI EAFE Index Fund | EFA | NYSE Arca

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Fund Performance Overview

iSHARES® MSCI EAFE INDEX FUND

Performance as of January 31, 2010

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Index (the “Index”). The Index has been developed by MSCI Inc. as an equity benchmark for its international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2010, the total return for the Fund was 6.71%, while the total return for the Index was 6.93%.

Average Annual Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
39.32%	39.65%	39.68%	2.89%	2.61%	2.99%	4.76%	4.64%	4.79%

Cumulative Total Returns

Year Ended 1/31/10			Five Years Ended 1/31/10			Inception to 1/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
39.32%	39.65%	39.68%	15.31%	13.73%	15.87%	48.31%	46.82%	48.53%

Total returns for the period since inception are calculated from the inception date of the Fund (8/14/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/17/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION
As of 1/31/10
Sector	Percentage of Net Assets
Financial	24.70%

Consumer Non-Cyclical	18.98

Industrial	12.01

Consumer Cyclical	9.83

Basic Materials	9.12

Communications	8.28

Energy	8.16

Utilities	5.67

Technology	2.11

Diversified	0.92

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 1/31/10
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	1.91%

BP PLC (United Kingdom)	1.80

Nestle SA Registered (Switzerland)	1.70

Total SA (France)	1.26

Roche Holding AG Genusschein (Switzerland)	1.22

BHP Billiton Ltd. (Australia)	1.20

Banco Santander SA (Spain)	1.16

Novartis AG Registered (Switzerland)	1.16

Vodafone Group PLC (United Kingdom)	1.15

Toyota Motor Corp. (Japan)	1.15

TOTAL	13.71%

FUND PERFORMANCE OVERVIEW	1

Shareholder Expenses (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/09)	Ending Account Value (1/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/09 to 1/31/10)
Actual	$1,000.00	$1,067.10	0.35%	$1.82
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.36%

AUSTRALIA – 8.19%
AGL Energy Ltd.	1,664,234	$20,487,673
Alumina Ltd.[a]	8,243,936	11,284,539
Amcor Ltd.	4,433,225	23,209,380
AMP Ltd.	6,971,557	38,791,144
Aristocrat Leisure Ltd.	1,470,954	5,190,606
Arrow Energy Ltd.[a]	2,009,142	7,018,296
Asciano Group[a]	9,429,954	14,332,903
ASX Ltd.	668,656	20,254,933
Australia and New Zealand Banking Group Ltd.	8,496,798	164,113,194
AXA Asia Pacific Holdings Ltd.	3,554,880	20,759,591
Bendigo and Adelaide Bank Ltd.	1,190,260	10,399,772
BGP Holdings PLC[b]	33,026,812	4,591
BHP Billiton Ltd.[c]	11,548,070	404,421,379
Billabong International Ltd.	611,524	5,696,437
BlueScope Steel Ltd.	6,455,916	15,034,453
Boral Ltd.	2,215,452	10,495,860
Brambles Ltd.	4,947,208	28,802,484
Caltex Australia Ltd.[a]	626,336	5,004,902
Coca-Cola Amatil Ltd.	2,367,804	23,003,525
Cochlear Ltd.	222,184	12,303,518
Commonwealth Bank of Australia	5,119,662	242,229,054
Computershare Ltd.	1,748,874	18,047,590
Crown Ltd.	2,044,262	14,100,248
CSL Ltd.	2,074,738	57,500,000
CSR Ltd.	5,861,874	9,508,846
Dexus Property Group	18,130,946	13,376,024
Energy Resources of Australia Ltd.	235,934	4,393,423
Fairfax Media Ltd.	8,670,773	13,333,139
Fortescue Metals Group Ltd.[a]	4,360,018	17,555,571
Foster’s Group Ltd.	7,219,792	34,268,446
Goodman Fielder Ltd.	4,715,506	6,538,549
Goodman Group	21,091,230	10,966,960
GPT Group	30,612,172	15,509,489
Harvey Norman Holdings Ltd.	2,390,022	7,817,686
Incitec Pivot Ltd.	5,668,764	16,980,355
Insurance Australia Group Ltd.	7,293,852	24,571,102
James Hardie Industries NVa	1,609,218	10,727,651

Security	Shares	Value
Leighton Holdings Ltd.	494,233	$16,781,222
Lend Lease Corp. Ltd.	1,720,308	14,434,664
Macquarie Atlas Roads Group[a]	1,606,890	1,314,021
Macquarie Group Ltd.	1,154,278	51,463,157
Macquarie Infrastructure Group	8,034,452	8,676,828
MAp Group	3,079,233	7,608,794
Metcash Ltd.	1,922,386	7,262,029
Mirvac Group	9,255,384	11,969,773
National Australia Bank Ltd.	7,076,962	165,876,732
Newcrest Mining Ltd.	1,675,901	46,967,864
Nufarm Ltd.[c]	526,445	4,763,534
OneSteel Ltd.	4,746,188	13,119,999
Orica Ltd.	1,268,542	27,230,177
Origin Energy Ltd.	3,072,432	43,749,517
OZ Minerals Ltd.[a]	11,546,713	10,930,410
Paladin Energy Ltd.[a]	2,113,884	6,839,290
Qantas Airways Ltd.	3,484,431	8,795,868
QBE Insurance Group Ltd.	3,443,790	70,158,412
Rio Tinto Ltd.	1,496,012	90,421,658
Santos Ltd.	2,897,862	33,948,578
Sims Metal Management Ltd.	562,856	10,706,303
Sonic Healthcare Ltd.	1,274,890	16,079,909
Stockland Corp. Ltd.	8,526,422	28,268,589
Suncorp-Metway Ltd.	4,419,819	34,964,150
Tabcorp Holdings Ltd.	2,608,839	16,301,632
Tatts Group Ltd.	5,160,924	10,550,761
Telstra Corp. Ltd.	14,645,894	43,480,130
Toll Holdings Ltd.	2,309,614	17,654,943
Transurban Group	3,924,122	18,242,009
Wesfarmers Ltd.	3,450,138	84,363,683
Wesfarmers Ltd. Partially Protected	484,564	11,891,757
Westfield Group	7,103,412	79,807,288
Westpac Banking Corp.	9,927,214	210,535,967
Woodside Petroleum Ltd.	1,738,856	65,424,493
Woolworths Ltd.	4,127,258	94,867,753
WorleyParsons Ltd.	581,900	12,201,263

		2,755,686,470

AUSTRIA – 0.36%
Erste Group Bank AGc	646,438	24,781,085
IMMOEAST AGa	1,527,752	7,453,481

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2010

Security	Shares	Value
Oesterreichische Elektrizitaetswirtschafts AG Class A	355,488	$14,912,256
OMV AG	558,624	22,206,740
Raiffeisen International Bank Holding AGc	212,658	10,635,112
Telekom Austria AG	1,268,542	17,596,835
Vienna Insurance Group AG	198,904	9,598,921
voestalpine AG	416,852	14,763,200

		121,947,630

BELGIUM – 1.05%
Anheuser-Busch InBev NV	2,521,214	126,682,665
Belgacom SA	559,150	20,498,401
Colruyt SA	70,672	17,278,753
Delhaize Group SA	363,433	28,591,700
Dexia SAa,c	1,844,094	11,524,140
Fortis[a]	7,935,000	28,157,684
Groupe Bruxelles Lambert SA	359,001	33,038,356
KBC Groep NVa	546,986	24,005,942
Mobistar SA	149,031	9,429,270
Solvay SA	215,733	21,499,825
UCB SA	384,608	17,272,470
Umicore	475,042	14,793,677

		352,772,883

DENMARK – 0.91%
A.P. Moller – MaerskA/S Class A	1,064	8,099,743
A.P. Moller – MaerskA/S Class B	4,248	33,678,223
Carlsberg A/S Class B	373,474	28,165,933
Coloplast A/S Class B	126,960	13,864,531
Danske Bank A/Sa	1,531,984	37,034,493
DSV A/Sa	715,877	12,869,068
Novo Nordisk A/S Class B	1,542,564	105,247,789
Novozymes A/S Class B	175,628	18,162,931
Topdanmark A/Sa	84,640	10,364,823
Vestas Wind Systems A/Sa	723,672	38,622,318

		306,109,852

FINLAND – 1.21%
Elisa OYJ	537,464	11,795,889
Fortum OYJ	1,591,232	40,718,003
Kesko OYJ Class B	238,050	7,709,448
Kone OYJ Class B	573,436	23,297,694
Metso OYJ	431,664	14,669,789

Security	Shares	Value
Neste Oil OYJ	520,731	$8,584,150
Nokia OYJ	12,580,678	177,313,246
Nokian Renkaat OYJ[c]	398,866	9,724,243
Orion OYJ Class B	250,746	5,510,171
Outokumpu OYJ	447,534	8,198,617
Pohjola Bank PLC	605,184	6,275,169
Rautaruukki OYJ	323,325	6,696,143
Sampo OYJ Class A	1,502,360	36,627,121
Stora Enso OYJ Class Ra	2,121,290	13,173,840
UPM-Kymmene OYJ	1,899,110	21,051,352
Wartsila OYJ Class B	297,298	14,169,635

		405,514,510

FRANCE – 10.63%
Accor SA	557,566	28,364,592
Aeroports de Paris	95,224	7,479,471
Air France-KLM[a,c]	485,622	7,985,135
Alcatel-Lucent[a]	7,799,576	26,668,911
ALSTOM	731,161	49,391,073
ArcelorMittal	2,971,922	117,666,493
Atos Origin SAa	193,614	9,081,244
AXA[c]	5,886,711	122,733,509
BNP Paribas	3,260,756	236,358,809
Bouygues SA	771,282	38,346,993
Bureau Veritas SA	154,468	7,503,863
Cap Gemini SA	531,127	23,819,313
Carrefour SA	2,179,480	107,057,873
Casino Guichard-Perrachon SAc	166,106	13,725,759
Christian Dior SA	154,468	15,716,245
CNP Assurances SA	119,554	10,636,803
Compagnie de Saint-Gobain	1,300,283	62,985,393
Compagnie Generale de Geophysique-Veritas[a,c]	471,868	11,779,478
Compagnie Generale des Etablissements Michelin Class B	515,246	40,327,317
Credit Agricole SA	3,114,752	49,527,759
Danone SA	1,914,980	110,315,253
Dassault Systemes SA	287,776	16,673,761
Eiffage SAc	137,540	7,235,925
Electricite de France[c]	811,486	44,022,911
Eramet[c]	17,986	5,483,671
Essilor International SAc	755,412	44,209,614

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2010

Security	Shares	Value
Eurazeo	120,612	$8,818,109
European Aeronautic Defence and Space Co.[c]	1,462,156	28,858,997
Eutelsat Communications[c]	222,180	7,217,102
Fonciere des Regions	73,002	7,295,630
France Telecom SA	6,379,740	147,422,513
GDF Suez	4,203,434	160,203,080
Gecina SA	65,596	6,562,788
Hermes International[c]	186,208	25,791,394
Icade	70,224	6,814,004
Iliad SAc	57,132	6,374,291
Klepierre[c]	307,878	11,541,408
Lafarge SA	683,656	51,208,846
Lagardere SCA	498,318	19,466,566
L’Air Liquide SA	848,516	90,801,607
L’Oreal SA	831,588	88,365,936
LVMH Moet Hennessy Louis Vuitton SA	824,182	90,580,360
Natixis[a]	3,073,490	14,396,631
Neopost SAc	142,830	11,443,071
PagesJaunes Groupe SAc	519,346	5,640,653
Pernod Ricard SAc	739,223	59,912,534
PPR SA	268,732	33,038,202
PSA Peugeot Citroen SAa	579,784	19,046,756
Publicis Groupe SA	497,260	20,579,483
Renault SAa	646,438	30,783,175
Safran SA	711,223	14,022,786
Sanofi-Aventis	3,638,462	271,070,222
Schneider Electric SA	832,646	86,834,943
SCOR SE	665,482	15,512,027
SES SA FDR	1,065,406	23,530,882
Societe BIC	138,598	9,905,770
Societe Generale	2,166,784	127,109,703
Societe Television Francaise 1	157,791	2,744,810
Sodexo[a]	386,170	21,293,150
STMicroelectronics NV	2,512,750	20,784,444
Suez Environnement SAc	1,000,868	22,842,789
Technip SA	354,863	24,519,051
Thales SA	372,416	16,996,697
Total SA	7,276,924	425,317,270
Unibail-Rodamco SEc	285,660	62,416,750
Vallourec SA	191,498	33,271,581
Veolia Environnement	1,318,268	43,682,666

Security	Shares	Value
Vinci SA	1,424,068	$76,819,867
Vivendi SA	4,142,070	108,524,543

		3,574,460,255

GERMANY – 7.39%
Adidas AG	708,860	36,366,683
Allianz SE Registered	1,572,188	175,738,827
BASF SE	3,166,594	181,448,017
Bayer AG	2,728,582	187,638,517
Bayerische Motoren Werke AG	1,186,018	51,037,737
Beiersdorf AG	327,159	19,223,907
Celesio AG	370,300	10,854,991
Commerzbank AGa,c	2,396,370	18,775,914
Daimler AG Registered	3,128,506	145,347,506
Deutsche Bank AG Registered	2,027,128	125,031,291
Deutsche Boerse AG	698,280	46,150,807
Deutsche Lufthansa AG Registered	853,806	13,795,941
Deutsche Post AG Registered	2,978,270	52,325,130
Deutsche Postbank AGa	325,864	10,016,650
Deutsche Telekom AG Registered	9,798,138	127,432,252
E.ON AG	6,587,108	244,092,315
Fraport AG	110,032	5,618,978
Fresenius Medical Care AG & Co. KGaA	731,078	37,227,090
GEA Group AG	496,202	10,207,500
Hannover Rueckversicherung AG Registered[a]	205,252	9,528,687
HeidelbergCement AG	490,912	29,866,159
Henkel AG & Co. KGaA	355,488	15,606,482
Hochtief AG	158,700	11,898,358
Infineon Technologies AGa	3,523,140	19,680,997
K+S AGc	604,242	34,283,337
Linde AG	480,332	53,010,415
MAN SE	390,402	26,350,562
Merck KGaA	257,094	23,052,507
METRO AG	413,678	22,781,173
Muenchener Rueckversicherungs- Gesellschaft AG Registered	686,642	103,552,188
Puma AG	27,508	8,459,437
QIAGEN NVa,c	703,570	15,441,469

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2010

Security	Shares	Value
RWE AG	1,465,330	$130,839,884
Salzgitter AG	149,178	13,313,941
SAP AG	3,001,546	138,009,723
Siemens AG Registered	2,858,716	258,394,904
SolarWorld AGc	293,066	4,987,965
ThyssenKrupp AG	1,195,540	38,203,421
TUI AGa	496,202	4,624,411
United Internet AG Registered[a]	407,330	6,032,524
Volkswagen AG	153,410	13,493,335
Wacker Chemie AGc	52,900	6,985,194

		2,486,727,126

GREECE – 0.30%
Hellenic Telecommunications Organization SA SP ADR	5,132,384	35,310,802
National Bank of Greece SA SP ADR	14,837,326	66,174,474

		101,485,276

HONG KONG – 2.30%
Bank of East Asia Ltd.	5,501,640	18,915,230
BOC Hong Kong (Holdings) Ltd.	11,109,000	23,316,899
Cheung Kong (Holdings) Ltd.	5,924,000	70,217,772
Chinese Estates Holdings Ltd.	2,116,000	3,422,264
CLP Holdings Ltd.	6,348,000	42,914,537
Esprit Holdings Ltd.	4,011,119	28,459,375
Foxconn International Holdings Ltd.[a,c]	7,436,000	7,918,686
Hang Lung Group Ltd.	2,116,000	9,536,564
Hang Lung Properties Ltd.	8,464,000	28,882,164
Hang Seng Bank Ltd.[c]	2,327,600	32,699,515
Henderson Land Development Co. Ltd.	5,290,000	33,480,150
Hong Kong and China Gas Co. Ltd. (The)	15,870,432	34,700,413
Hong Kong Exchanges and Clearing Ltd.[c]	3,703,000	63,084,369
Hongkong Electric Holdings Ltd.	5,310,000	29,709,306
Hutchison Whampoa Ltd.	7,434,000	50,878,469
Kerry Properties Ltd.	2,118,000	9,463,758
Li & Fung Ltd.	8,698,200	39,873,797
Link REIT (The)[c]	7,935,000	19,127,622
Mongolia Energy Corp. Ltd.[a]	10,605,000	5,216,536

Security	Shares	Value
MTR Corp. Ltd.	6,348,000	$20,639,848
New World Development Co. Ltd.	8,464,599	13,951,618
NWS Holdings Ltd.	3,192,000	5,220,052
Orient Overseas International Ltd.[c]	1,062,000	7,288,865
Sands China Ltd.[a]	6,771,200	9,573,620
Shangri-La Asia Ltd.	4,256,000	7,442,342
Sino Land Co. Ltd.	4,232,000	7,018,911
Sun Hung Kai Properties Ltd.[c]	5,290,000	68,322,667
Swire Pacific Ltd. Class A	3,703,000	40,458,871
Wharf (Holdings) Ltd. (The)	5,876,375	29,208,215
Wing Hang Bank Ltd.[c]	529,000	4,461,749
Yue Yuen Industrial (Holdings) Ltd.[c]	2,116,000	6,593,853

		771,998,037

IRELAND – 0.26%
Anglo Irish Bank Corp. Ltd.[b]	3,570,811	496
CRH PLC	2,335,632	56,877,133
Elan Corp. PLC[a]	1,709,728	13,018,119
Kerry Group PLC Class A	588,248	17,520,289
Ryanair Holdings PLC[a]	177,504	826,024

		88,242,061

ITALY – 3.30%
A2A SpA[c]	4,746,750	9,071,900
Assicurazioni Generali SpA	4,030,980	96,761,404
Atlantia SpA	887,662	22,368,899
Autogrill SpA[a]	479,274	5,875,592
Banca Carige SpA	1,982,692	5,134,135
Banca Monte dei Paschi di Siena SpA[c]	8,003,217	13,059,660
Banca Popolare di Milano Scrl	1,597,580	10,481,026
Banco Popolare SpA[a,c]	2,228,148	14,323,691
Enel SpA	22,812,596	123,741,905
Eni SpA	8,979,246	211,298,301
Fiat SpA[a,c]	2,627,014	33,355,704
Finmeccanica SpA	1,521,450	21,253,131
Intesa Sanpaolo SpA[a]	26,363,244	101,777,574
Italcementi SpA	354,430	4,431,297
Luxottica Group SpA	501,492	13,216,045
Mediaset SpA	2,812,164	21,537,308
Mediobanca SpA[a]	1,789,705	19,763,986

6	2010 iSHARES SEMI-ANNUAL TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2010

Security	Shares	Value
Mediolanum SpA	1,088,682	$6,143,647
Parmalat SpA	6,358,423	16,040,770
Pirelli & C. SpA[a]	10,767,485	6,330,730
Prysmian SpA	378,764	6,938,783
Saipem SpA	851,690	27,866,805
Snam Rete Gas SpA	5,485,730	25,924,627
Telecom Italia SpA	34,156,472	51,511,230
Tenaris SA	1,649,465	37,210,097
Terna SpA	4,310,623	17,465,370
UniCredit SpA[a]	56,082,464	157,462,678
Unione di Banche Italiane ScpA	2,029,244	28,120,861
Unipol Gruppo Finanziario SpA[a]	1,544,680	1,891,532

		1,110,358,688

JAPAN – 22.11%
Acom Co. Ltd.[c]	148,120	2,542,328
Advantest Corp.	530,200	13,176,776
AEON Co. Ltd.	2,116,000	21,053,797
AEON Credit Service Co. Ltd.	423,290	4,361,071
AEON Mall Co. Ltd.	317,400	5,783,959
Aioi Insurance Co. Ltd.	1,058,000	5,018,366
Aisin Seiki Co. Ltd.	634,800	16,777,682
Ajinomoto Co. Inc.	2,124,000	20,079,069
All Nippon Airways Co. Ltd.	2,120,000	6,150,350
Amada Co. Ltd.	2,124,000	14,198,268
Aozora Bank Ltd.[a]	3,174,000	4,026,364
Asahi Breweries Ltd.	1,375,400	26,626,518
Asahi Glass Co. Ltd.	3,589,000	35,868,226
Asahi Kasei Corp.	4,248,000	21,086,537
Astellas Pharma Inc.	1,587,090	58,473,119
Bank of Kyoto Ltd. (The)	2,003,000	16,526,877
Bank of Yokohama Ltd. (The)	5,327,000	25,149,810
Benesse Holdings Inc.	318,600	13,354,807
Bridgestone Corp.	2,010,200	32,086,034
Brother Industries Ltd.	529,000	5,747,780
Canon Inc.	3,597,200	140,269,174
Casio Computer Co. Ltd.	846,400	6,162,087
Central Japan Railway Co.	5,310	38,892,946
Chiba Bank Ltd. (The)	3,174,000	19,116,474
Chubu Electric Power Co. Inc.	2,221,800	56,197,533
Chugai Pharmaceutical Co. Ltd.	740,600	13,169,127

Security	Shares	Value
Chugoku Electric Power Co. Inc. (The)	846,400	$16,572,280
Chuo Mitsui Trust Holdings Inc.	3,194,000	11,309,624
Citizen Holdings Co. Ltd.	1,163,800	7,625,583
Coca-Cola West Co. Ltd.	376,200	6,245,447
Cosmo Oil Co. Ltd.	1,058,000	2,299,112
Credit Saison Co. Ltd.	529,000	6,558,888
Dai Nippon Printing Co. Ltd.	2,124,000	29,029,133
Daicel Chemical Industries Ltd.	1,062,000	6,372,820
Daido Steel Co. Ltd.	1,425,000	5,187,248
Daiichi Sankyo Co. Ltd.	2,327,695	48,323,005
Daikin Industries Ltd.	846,400	31,323,943
Daito Trust Construction Co. Ltd.	317,400	15,090,111
Daiwa House Industry Co. Ltd.	2,116,000	22,267,542
Daiwa Securities Group Inc.	5,310,000	26,533,893
Dena Co. Ltd.	1,068	6,149,644
Denso Corp.	1,587,000	46,653,301
Dentsu Inc.	745,100	17,144,985
Dowa Holdings Co. Ltd.	1,081,200	6,010,974
East Japan Railway Co.	1,163,800	77,924,726
Eisai Co. Ltd.	955,800	35,478,098
Electric Power Development Co. Ltd.	531,000	15,387,314
Elpida Memory Inc.[a]	529,000	9,342,331
FamilyMart Co. Ltd.	318,600	10,033,677
Fanuc Ltd.	661,600	63,200,662
Fast Retailing Co. Ltd.	211,600	35,058,541
Fuji Electric Holdings Co. Ltd.[a]	1,062,000	2,108,654
Fuji Heavy Industries Ltd.[a]	2,116,000	9,920,026
Fuji Media Holdings Inc.	1,922	2,879,131
FUJIFILM Holdings Corp.	1,587,000	50,644,653
Fujitsu Ltd.	6,348,000	38,933,186
Fukuoka Financial Group Inc.	4,237,000	15,470,156
Furukawa Electric Co. Ltd.	2,124,000	10,285,544
GS Yuasa Corp.[c]	1,058,000	6,768,959
Gunma Bank Ltd. (The)	2,124,000	10,918,140
Hankyu Hanshin Holdings Inc.	4,244,000	19,521,791
Hino Motors Ltd.[a]	1,062,000	3,983,013
Hirose Electric Co. Ltd.	106,700	11,381,490
Hiroshima Bank Ltd. (The)	3,174,000	12,499,233
Hitachi Construction Machinery Co. Ltd.[c]	317,800	6,681,670

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2010

Security	Shares	Value
Hitachi Ltd.[a]	14,812,000	$50,813,877
Hokkaido Electric Power Co. Inc.	211,600	4,017,027
Hokuhoku Financial Group Inc.	6,348,000	13,164,459
Hokuriku Electric Power Co.	317,400	6,858,823
Honda Motor Co. Ltd.	5,607,400	190,201,919
Hoya Corp.	1,481,200	39,540,058
IBIDEN Co. Ltd.	531,000	18,157,851
Idemitsu Kosan Co. Ltd.	106,400	6,783,873
IHI Corp.[a]	2,920,000	4,509,404
INPEX Corp.	3,174	23,107,826
Isetan Mitsukoshi Holdings Ltd.[c]	1,163,800	10,924,866
Isuzu Motors Ltd.[a]	4,232,000	8,963,036
ITO EN Ltd.	212,400	3,153,609
ITOCHU Corp.	5,310,000	41,470,189
Itochu Techno-Solutions Corp.	212,400	6,410,307
J. Front Retailing Co. Ltd.	1,596,600	7,625,920
Japan Real Estate Investment Corp.	1,064	8,884,761
Japan Steel Works Ltd. (The)	1,060,000	13,002,261
Japan Tobacco Inc.	15,874	57,258,816
JFE Holdings Inc.	1,692,875	59,009,266
JGC Corp.	1,062,000	19,797,915
Joyo Bank Ltd. (The)	3,186,000	12,862,788
JS Group Corp.	953,180	16,812,474
JSR Corp.	666,100	13,100,836
JTEKT Corp.	211,600	2,406,482
Kajima Corp.	3,174,000	6,617,241
Kamigumi Co. Ltd.	1,062,000	7,966,025
Kansai Electric Power Co. Inc. (The)	2,645,000	60,074,513
Kao Corp.	1,904,400	45,690,475
Kawasaki Heavy Industries Ltd.[c]	5,310,000	13,647,675
Kawasaki Kisen Kaisha Ltd.[a]	2,116,000	7,492,538
KDDI Corp.	9,522	50,049,452
Keihin Electric Express Railway Co. Ltd.	2,124,000	16,283,493
Keio Corp.	2,124,000	13,354,807
Keyence Corp.	116,849	26,848,653
Kikkoman Corp.	1,062,000	12,405,912
Kinden Corp.	1,062,000	9,570,945
Kintetsu Corp.[c]	6,372,000	21,929,998
Kirin Holdings Co. Ltd.	3,186,000	48,463,891

Security	Shares	Value
Kobe Steel Ltd.[a]	10,620,000	$18,977,883
Komatsu Ltd.	3,186,000	63,962,495
Konami Corp.	424,800	6,996,044
Konica Minolta Holdings Inc.	1,587,000	16,175,479
Kubota Corp.	4,248,000	38,096,343
Kuraray Co. Ltd.	1,593,000	18,521,008
Kurita Water Industries Ltd.	425,000	13,164,194
Kyocera Corp.	637,200	57,636,535
Kyowa Hakko Kirin Co. Ltd.	1,058,000	10,993,723
Kyushu Electric Power Co. Inc.	1,486,800	32,128,854
Lawson Inc.	318,600	14,409,133
Makita Corp.	425,600	14,178,060
Marubeni Corp.	6,348,000	36,902,498
Marui Group Co. Ltd.	846,400	5,228,438
Matsui Securities Co. Ltd.	423,200	2,880,309
Mazda Motor Corp.[a]	5,290,000	14,296,509
Meiji Holdings Co. Ltd.[a]	249,052	9,340,652
Minebea Co. Ltd.	2,124,000	11,246,153
Mitsubishi Chemical Holdings Corp.	3,703,000	15,399,382
Mitsubishi Corp.	4,337,800	104,646,943
Mitsubishi Electric Corp.[a]	6,757,000	52,696,476
Mitsubishi Estate Co. Ltd.	4,237,000	68,610,843
Mitsubishi Gas Chemical Co. Inc.	2,116,000	11,227,136
Mitsubishi Heavy Industries Ltd.	10,580,000	36,879,157
Mitsubishi Materials Corp.[a]	4,232,000	10,970,382
Mitsubishi Motors Corp.[a,c]	12,732,000	17,555,568
Mitsubishi Rayon Co. Ltd.	2,116,000	8,752,965
Mitsubishi Tanabe Pharma Corp.	1,058,000	14,961,734
Mitsubishi UFJ Financial Group Inc.	43,166,480	222,843,888
Mitsubishi UFJ Lease & Finance Co. Ltd.	222,180	7,646,590
Mitsui & Co. Ltd.	6,030,600	88,608,011
Mitsui Chemicals Inc.	2,124,000	5,669,935
Mitsui Engineering & Shipbuilding Co. Ltd.	3,186,000	7,696,586
Mitsui Fudosan Co. Ltd.	3,174,000	53,743,202
Mitsui Mining & Smelting Co. Ltd.[a]	3,186,000	8,399,471

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2010

Security	Shares	Value
Mitsui O.S.K. Lines Ltd.	4,265,000	$26,628,316
Mitsui Sumitomo Insurance Group Holdings Inc.	1,375,448	34,365,338
Mitsumi Electric Co. Ltd.	317,400	5,514,368
Mizuho Financial Group Inc.	46,446,200	89,659,534
Mizuho Trust & Banking Co. Ltd.[a]	5,320,000	5,340,246
Murata Manufacturing Co. Ltd.	849,600	46,530,958
Namco Bandai Holdings Inc.	846,400	8,430,855
NEC Corp.[a]	6,389,000	16,491,379
NGK Insulators Ltd.	1,058,000	22,991,120
NGK Spark Plug Co. Ltd.	1,062,000	12,312,195
Nidec Corp.	424,800	41,657,625
Nikon Corp.	1,062,000	21,801,136
Nintendo Co. Ltd.	317,400	88,404,942
Nippon Building Fund Inc.	2,128	18,731,940
Nippon Electric Glass Co. Ltd.	1,193,500	16,798,919
Nippon Express Co. Ltd.	3,186,000	13,354,807
Nippon Meat Packers Inc.	1,062,000	13,354,807
Nippon Mining Holdings Inc.	2,645,000	11,408,030
Nippon Oil Corp.	5,310,000	24,776,681
Nippon Paper Group Inc.	318,300	8,268,672
Nippon Sheet Glass Co. Ltd.	2,116,000	5,461,850
Nippon Steel Corp.	18,075,000	65,596,768
Nippon Telegraph and Telephone Corp.	1,692,800	71,144,096
Nippon Yusen K.K.	4,232,000	14,611,615
Nipponkoa Insurance Co. Ltd.	2,128,000	12,206,277
Nishi-Nippon City Bank Ltd. (The)	4,233,000	10,926,281
Nissan Motor Co. Ltd.[a]	8,569,800	69,575,564
Nissha Printing Co. Ltd.	105,800	4,469,847
Nisshin Seifun Group Inc.	1,119,200	14,913,613
Nisshin Steel Co. Ltd.	3,174,000	5,391,826
Nissin Foods Holdings Co. Ltd.	318,600	10,490,553
Nitori Co. Ltd.	105,800	7,982,704
Nitto Denko Corp.	637,200	24,425,239
NOK Corp.	531,000	7,884,022
Nomura Holdings Inc.	12,167,000	91,801,092
Nomura Real Estate Holdings Inc.	211,600	3,169,740
Nomura Research Institute Ltd.	105,900	2,363,198
NSK Ltd.	2,124,000	15,393,172
NTN Corp.	2,124,000	9,160,929
NTT Data Corp.	4,248	13,167,371

Security	Shares	Value
NTT DoCoMo Inc.	51,842	$77,372,705
Obayashi Corp.	2,116,000	7,445,855
Oji Paper Co. Ltd.	3,186,000	13,354,807
Olympus Corp.	740,600	22,139,165
Omron Corp.	878,500	17,433,363
Oracle Corp. (Japan)	105,800	4,551,541
Oriental Land Co. Ltd.	212,400	14,526,281
ORIX Corp.	359,720	26,982,472
Osaka Gas Co. Ltd.	7,434,000	26,077,017
Panasonic Corp.	6,665,468	104,553,477
Panasonic Electric Works Co. Ltd.	1,058,000	11,577,254
Rakuten Inc.[a]	24,334	19,836,552
Resona Holdings Inc.	1,692,800	21,081,807
Ricoh Co. Ltd.	2,124,000	30,317,754
Rohm Co. Ltd.	424,800	28,537,113
Sankyo Co. Ltd.	211,600	11,273,818
SANYO Electric Co. Ltd.[a,c]	5,290,000	8,869,671
Sapporo Hokuyo Holdings Inc.	2,130,000	8,599,415
Sapporo Holdings Ltd.	2,124,000	11,175,865
SBI Holdings Inc.	60,306	11,495,093
Secom Co. Ltd.	740,600	33,045,359
Sega Sammy Holdings Inc.	740,638	8,316,910
Seiko Epson Corp.	529,000	8,717,953
Sekisui Chemical Co. Ltd.	2,124,000	14,315,416
Sekisui House Ltd.	2,124,000	20,032,210
Seven & I Holdings Co. Ltd.	2,539,280	55,376,499
77 Bank Ltd. (The)	2,124,000	11,316,442
Sharp Corp.	3,741,000	44,732,712
Shikoku Electric Power Co. Inc.	211,600	5,769,954
Shimamura Co. Ltd.	105,800	9,254,801
Shimano Inc.	318,600	13,020,937
Shimizu Corp.	2,116,000	8,029,386
Shin-Etsu Chemical Co. Ltd.	1,375,400	71,762,638
Shinsei Bank Ltd.[a]	3,174,000	3,956,340
Shionogi & Co. Ltd.	1,062,000	21,836,281
Shiseido Co. Ltd.	1,062,000	21,765,992
Shizuoka Bank Ltd. (The)	2,896,000	24,981,215
Showa Denko K.K.	4,248,000	8,668,910
Showa Shell Sekiyu K.K.	740,600	5,816,637
SMC Corp.	212,400	25,608,427
SoftBank Corp.	2,645,000	67,135,238

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2010

Security	Shares	Value
Sojitz Corp.	4,549,400	$8,330,488
Sompo Japan Insurance Inc.	3,186,000	20,770,239
Sony Corp.	3,491,400	115,924,262
Sony Financial Holdings Inc.	3,177	8,673,625
Stanley Electric Co. Ltd.	666,100	12,711,412
Sumco Corp.[a]	423,200	7,273,130
Sumitomo Chemical Co. Ltd.	6,372,000	28,607,402
Sumitomo Corp.	3,914,600	44,001,736
Sumitomo Electric Industries Ltd.	2,116,000	27,752,733
Sumitomo Heavy Industries Ltd.[a]	2,124,000	10,871,281
Sumitomo Metal Industries Ltd.	11,638,000	31,965,826
Sumitomo Metal Mining Co. Ltd.	2,116,000	29,456,643
Sumitomo Mitsui Financial Group Inc.	4,443,600	143,863,725
Sumitomo Realty & Development Co. Ltd.	1,455,000	25,856,324
Sumitomo Rubber Industries Inc.	529,000	4,143,070
Sumitomo Trust and Banking Co. Ltd. (The)	5,300,000	29,407,093
Suruga Bank Ltd.	1,062,000	9,360,079
Suzuken Co. Ltd.	318,640	10,614,890
Suzuki Motor Corp.	1,163,800	26,330,084
T&D Holdings Inc.	793,500	16,394,303
Taiheiyo Cement Corp.[a]	2,116,000	2,380,806
Taisei Corp.	2,116,000	4,084,717
Taisho Pharmaceutical Co. Ltd.	1,010,000	17,547,295
Taiyo Nippon Sanso Corp.	1,062,000	10,449,550
Takashimaya Co. Ltd.[c]	2,216,000	16,133,253
Takeda Pharmaceutical Co. Ltd.	2,539,200	111,197,662
TDK Corp.	440,800	28,493,607
Teijin Ltd.	3,186,000	9,629,519
Terumo Corp.	637,200	35,565,959
THK Co. Ltd.	317,400	6,270,624
Tobu Railway Co. Ltd.	3,186,000	17,044,951
Toho Co. Ltd.	740,600	12,245,981
Tohoku Electric Power Co. Inc.	1,693,700	34,002,912
Tokio Marine Holdings Inc.	2,433,400	65,495,516

Security	Shares	Value
Tokuyama Corp.	1,062,000	$5,611,362
Tokyo Electric Power Co. Inc. (The)	4,126,200	110,830,037
Tokyo Electron Ltd.	636,600	38,762,694
Tokyo Gas Co. Ltd.	8,464,000	34,171,574
Tokyo Steel Manufacturing Co. Ltd.	531,000	5,271,634
Tokyo Tatemono Co. Ltd.	1,058,000	4,178,082
Tokyu Corp.	4,248,000	17,150,383
Tokyu Land Corp.	2,124,000	7,989,454
TonenGeneral Sekiyu K.K.	2,010,000	16,651,150
Toppan Printing Co. Ltd.	2,124,000	18,509,294
Toray Industries Inc.	5,310,000	29,052,562
Toshiba Corp.[a]	13,754,000	75,403,871
Tosoh Corp.	2,124,000	5,435,641
TOTO Ltd.	2,124,000	12,909,647
Toyo Seikan Kaisha Ltd.	634,800	8,886,010
Toyoda Gosei Co. Ltd.	318,600	8,786,057
Toyota Boshoku Corp.	105,800	2,316,618
Toyota Industries Corp.	846,400	24,853,751
Toyota Motor Corp.	10,051,000	386,939,386
Toyota Tsusho Corp.	743,400	11,332,842
Trend Micro Inc.[a]	423,200	15,638,630
Tsumura & Co.	211,600	6,675,594
Ube Industries Ltd.	4,248,000	10,964,999
Unicharm Corp.	212,400	20,102,499
Ushio Inc.	317,400	5,381,323
USS Co. Ltd.	137,540	8,314,149
West Japan Railway Co.	7,434	25,543,996
Yahoo! Japan Corp.	47,610	17,987,342
Yakult Honsha Co. Ltd.	317,400	9,176,608
Yamada Denki Co. Ltd.	296,240	18,985,764
Yamaguchi Financial Group Inc.	1,068,000	10,567,492
Yamaha Corp.	665,900	7,933,065
Yamaha Motor Co. Ltd.[a]	741,000	10,094,700
Yamato Holdings Co. Ltd.	1,375,400	18,858,554
Yaskawa Electric Corp.	1,062,000	8,774,342
Yokogawa Electric Corp.	846,400	6,815,642

		7,439,016,799

NETHERLANDS – 2.68%
AEGON NVa	5,163,040	31,475,548
Akzo Nobel NV	837,936	50,343,688

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2010

Security	Shares	Value
ASML Holding NV	1,543,622	$49,283,453
Corio NV	140,714	8,710,397
Fugro NV CVA	190,951	11,426,001
Heineken NV	844,022	41,852,068
ING Groep NV CVA[a]	12,424,094	118,533,520
Koninklijke Ahold NV	4,227,768	53,469,237
Koninklijke DSM NV	592,480	27,847,247
Koninklijke KPN NV	5,885,654	98,087,370
Koninklijke Philips Electronics NV	3,558,054	108,306,826
Randstad Holding NVa	353,372	17,114,798
Reed Elsevier NV	2,222,858	26,972,745
Royal Boskalis Westminster NV CVA	208,066	7,364,512
SBM Offshore NV	557,540	10,996,579
TNT NV	1,322,986	38,276,378
Unilever NV CVA	5,708,968	176,200,673
Wolters Kluwer NV	1,132,346	23,828,911

		900,089,951

NEW ZEALAND – 0.04%
Auckland International Airport Ltd.	2,404,995	3,255,401
Contact Energy Ltd.[a]	321,936	1,316,396
Sky City Entertainment Group Ltd.	1,331,166	3,096,958
Telecom Corp. of New Zealand Ltd.	2,538,429	4,259,230

		11,927,985

NORWAY – 0.79%
DnB NOR ASA[a]	3,210,087	36,847,466
Norsk Hydro ASA[a,c]	2,219,684	16,383,377
Orkla ASA[c]	2,867,180	26,173,407
Renewable Energy Corp. ASA[a,c]	1,246,324	7,348,671
Seadrill Ltd.[c]	956,306	22,116,468
Statoil ASA	3,914,600	89,005,167
Telenor ASA[a]	2,939,124	38,649,390
Yara International ASA	667,598	28,307,682

		264,831,628

PORTUGAL – 0.34%
Banco Comercial Portugues SA Registered	11,011,664	12,014,945

Security	Shares	Value
Banco Espirito Santo SA Registered	2,416,472	$14,153,879
BRISA – Auto-estradas de Portugal SAc	1,604,986	15,325,942
EDP Renovaveis SAa	860,154	7,453,190
Energias de Portugal SA	7,437,281	29,678,815
Galp Energia SGPS SA Class B	602,002	9,668,677
Portugal Telecom SGPS SA Registered	2,460,908	25,654,043

		113,949,491

SINGAPORE – 1.46%
Ascendas Real Estate Investment Trust	1,058,000	1,462,169
CapitaLand Ltd.[c]	8,464,000	23,274,116
CapitaMall Trust Management Ltd.	2,116,000	2,547,491
CapitaMalls Asia Ltd.[a,c]	4,232,000	6,964,146
City Developments Ltd.[c]	2,116,000	16,159,230
ComfortDelGro Corp. Ltd.	10,580,000	11,983,758
COSCO Corp. (Singapore) Ltd.[c]	3,174,000	2,848,969
DBS Group Holdings Ltd.	6,398,000	65,085,264
Fraser and Neave Ltd.[c]	5,290,150	15,677,310
Genting Singapore PLC[a,c]	16,482,000	12,445,891
Golden Agri-Resources Ltd.[a]	24,334,194	9,014,270
Keppel Corp. Ltd.	4,248,000	25,329,125
Neptune Orient Lines Ltd.[c]	1,058,000	1,303,893
Noble Group Ltd.	5,320,000	10,914,764
Olam International Ltd.[c]	4,280,000	7,287,053
Oversea-Chinese Banking Corp. Ltd.	10,420,200	60,795,325
Singapore Airlines Ltd.	1,849,200	18,205,481
Singapore Exchange Ltd.	3,180,000	18,100,232
Singapore Press Holdings Ltd.[c]	6,943,750	18,302,315
Singapore Technologies Engineering Ltd.	7,406,000	16,302,433
Singapore Telecommunications Ltd.	23,276,285	49,910,324
United Overseas Bank Ltd.	5,051,000	65,343,658
UOL Group Ltd.	4,493,000	11,970,664
Wilmar International Ltd.	4,232,000	19,867,412
Yangzijiang Shipbuilding (Holdings) Ltd.	2,116,000	1,597,834

		492,693,127

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2010

Security	Shares	Value
SPAIN – 4.27%
Abertis Infraestructuras SA	988,172	$20,149,387
Acciona SA	110,032	13,392,866
Acerinox SA	627,394	11,920,873
Actividades de Construcciones y Servicios SAc	524,768	24,938,230
Banco Bilbao Vizcaya Argentaria SA	12,219,900	188,534,055
Banco de Sabadell SAc	3,154,956	16,922,607
Banco de Valencia SAc	723,828	5,523,405
Banco Popular Espanol SA	3,023,998	23,201,697
Banco Santander SA	27,344,999	391,484,268
Banco Santander SA London	652,855	9,409,983
Bankinter SA	1,049,536	9,439,911
Criteria CaixaCorp SA	3,132,738	14,290,974
Enagas SAc	695,106	14,497,270
Ferrovial SA	1,581,710	16,642,629
Fomento de Construcciones y Contratas SAc	45,494	1,765,820
Gamesa Corporacion
Tecnologica SA	697,222	10,238,581
Gas Natural SDG SA	860,154	17,234,157
Grifols SAc	504,666	7,751,139
Iberdrola Renovables SA	3,445,906	15,374,735
Iberdrola SA	12,961,558	111,338,370
Iberia Lineas Aereas de Espana SAa	1,794,368	5,494,462
Industria de Diseno Textil SA	772,340	48,989,811
Mapfre SA	2,597,682	10,326,454
Red Electrica Corporacion SA	420,820	21,215,003
Repsol YPF SA	2,659,812	63,385,162
Sacyr Vallehermoso SAa,c	344,468	3,612,495
Telefonica SA	14,585,588	352,044,778
Zardoya Otis SA	445,651	8,318,980

		1,437,438,102

SWEDEN – 2.59%
Alfa Laval AB	1,280,290	17,648,589
Assa Abloy AB Class B	1,122,538	19,648,314
Atlas Copco AB Class Ac	2,368,862	32,654,376
Atlas Copco AB Class B	1,418,778	17,393,143
Electrolux AB Class Ba	845,342	20,277,430
Getinge AB Class B	658,076	14,234,678

Security	Shares	Value
Hennes & Mauritz AB Class B	1,699,148	$101,258,241
Holmen AB Class B	278,254	6,746,562
Husqvarna AB Class Ba	1,565,840	10,824,418
Investor AB Class B	1,416,662	25,278,928
Lundin Petroleum ABa	907,764	7,010,954
Millicom International Cellular SA SDR	267,674	19,470,117
Nordea Bank AB	10,998,968	102,702,381
Sandvik AB	3,531,757	39,063,213
Scania AB Class B	1,059,058	13,206,849
Securitas AB Class B	1,246,324	12,214,702
Skandinaviska Enskilda Banken AB Class Aa	5,213,824	31,518,445
Skanska AB Class B	1,353,182	21,215,470
SKF AB Class B	1,434,998	22,517,745
SSAB AB Class A	668,656	11,020,701
Svenska Cellulosa AB Class B	2,059,690	28,111,932
Svenska Handelsbanken AB Class A	1,694,916	44,881,313
Swedbank AB Class Aa,c	1,912,851	16,871,047
Swedish Match AB	1,077,044	22,827,805
Tele2 AB Class B	1,151,104	16,447,927
Telefonaktiebolaget LM Ericsson Class B	10,259,426	101,806,084
TeliaSonera AB	7,630,296	51,853,253
Volvo AB Class A	1,005,100	8,577,317
Volvo AB Class Bc	3,870,516	33,188,354

		870,470,288

SWITZERLAND – 7.75%
ABB Ltd. Registered[a]	7,759,372	143,174,068
Actelion Ltd. Registered[a]	363,952	19,438,855
Adecco SA Registered	428,884	23,374,809
Aryzta AG	305,762	12,211,916
Baloise Holding AG Registered	194,672	16,344,248
Compagnie Financiere Richemont SA Class A Bearer Units	1,865,441	64,063,148
Credit Suisse Group AG Registered	3,902,962	172,358,297
GAM Holding Ltd.	734,252	8,539,920
Geberit AG Registered	152,352	27,128,802
Givaudan SA Registered	27,508	22,690,642

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2010

Security	Shares	Value
Holcim Ltd. Registered[a]	849,853	$59,097,073
Julius Baer Group Ltd.	761,760	25,481,129
Kuehne & Nagel International AG Registered	192,556	18,833,624
Logitech International SA Registered[a]	719,177	12,369,490
Lonza Group AG Registered	184,092	13,211,801
Nestle SA Registered	11,904,616	570,328,345
Nobel Biocare Holding AG Registered	473,984	14,110,253
Novartis AG Registered	7,246,242	390,806,240
Roche Holding AG Genusschein	2,418,588	409,560,723
Schindler Holding AG Participation Certificates	142,830	10,670,584
SGS SA Registered	17,986	23,393,232
Sonova Holding AG Registered	173,512	21,711,633
Straumann Holding AG Registered	8,472	2,268,496
Swatch Group AG (The) Bearer	113,206	30,027,889
Swatch Group AG (The) Registered	209,484	10,652,065
Swiss Life Holding AG Registered[a]	112,148	14,373,584
Swiss Reinsurance Co. Registered	1,207,178	53,264,253
Swisscom AG Registered	83,582	30,741,620
Syngenta AG Registered	326,922	84,979,251
Synthes Inc.	224,296	28,874,838
UBS AG Registered[a]	12,319,352	163,969,745
Zurich Financial Services AG Registered	512,072	110,565,968

		2,608,616,541

UNITED KINGDOM – 21.43%
Admiral Group PLC	635,858	11,544,124
AMEC PLC	1,109,842	13,480,354
Anglo American PLC[a]	4,527,182	168,446,156
Antofagasta PLC	1,385,980	19,521,661
Associated British Foods PLC	1,109,842	15,703,368
AstraZeneca PLC	4,981,064	232,425,851
Autonomy Corp. PLC[a]	745,890	18,633,388

Security	Shares	Value
Aviva PLC	9,381,286	$58,401,545
BAE Systems PLC	12,183,928	68,918,047
Balfour Beatty PLC	2,185,517	9,364,542
Barclays PLC	39,256,032	170,186,408
BG Group PLC	11,543,838	214,482,524
BHP Billiton PLC	7,519,206	224,830,154
BP PLC	64,323,226	604,926,853
British Airways PLC[a,c]	2,007,026	6,631,513
British American Tobacco PLC	6,929,900	229,918,088
British Land Co. PLC	3,100,998	21,769,361
British Sky Broadcasting Group PLC	3,962,210	33,872,157
BT Group PLC	26,415,086	58,242,687
Bunzl PLC	1,327,790	13,287,179
Burberry Group PLC	1,498,128	14,763,692
Cable & Wireless PLC	8,794,096	20,066,523
Cadbury PLC	4,771,580	63,270,483
Cairn Energy PLC[a]	4,824,480	25,124,927
Capita Group PLC	2,062,042	23,906,003
Carnival PLC[a]	606,234	22,100,018
Centrica PLC	17,716,210	76,620,440
Cobham PLC	4,327,220	16,135,272
Compass Group PLC	6,547,962	44,939,182
Diageo PLC	8,725,326	147,504,428
Drax Group PLC	1,310,862	8,637,360
Eurasian Natural Resources Corp.	877,082	12,775,415
Experian PLC	3,549,590	34,041,860
FirstGroup PLC	1,551,028	9,178,461
Fresnillo PLC	623,162	6,705,295
G4S PLC	4,230,942	17,152,544
GlaxoSmithKline PLC	17,762,762	346,253,001
Hammerson PLC	2,476,778	15,049,648
Home Retail Group PLC	3,156,014	12,946,424
HSBC Holdings PLC	59,335,814	643,974,864
ICAP PLC	1,949,894	11,598,182
Imperial Tobacco Group PLC	3,583,446	116,335,227
Inmarsat PLC	1,157,452	12,667,608
InterContinental Hotels Group PLC	1,070,696	15,449,728
International Power PLC	5,489,962	28,309,116
Invensys PLC	2,911,616	14,388,628

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2010

Security	Shares	Value
Investec PLC	1,648,364	$11,260,026
J Sainsbury PLC	3,771,770	19,576,141
Johnson Matthey PLC	754,354	17,708,581
Kazakhmys PLC[a]	675,004	13,185,026
Kingfisher PLC	8,247,110	28,055,804
Land Securities Group PLC	2,588,926	26,571,111
Legal & General Group PLC	21,045,736	25,596,279
Liberty International PLC	1,344,718	9,847,327
Lloyds Banking Group PLC[a]	130,734,751	107,258,555
London Stock Exchange Group PLC	594,596	6,112,088
Lonmin PLC[a]	533,232	15,439,929
Man Group PLC	6,163,908	23,408,599
Marks & Spencer Group PLC	5,477,266	30,613,377
National Grid PLC	8,429,086	85,227,702
Next PLC	688,758	21,698,070
Old Mutual PLC[a]	18,402,493	30,697,169
Pearson PLC	2,776,192	39,659,002
Petrofac Ltd.	677,120	10,470,415
Prudential PLC	8,763,414	81,165,619
Randgold Resources Ltd.	312,110	21,970,494
Reckitt Benckiser Group PLC	2,071,564	108,082,079
Reed Elsevier PLC	3,777,060	30,261,805
Resolution Ltd.[a]	7,044,496	9,019,192
Rexam PLC	1,941,430	9,329,731
Rio Tinto PLC	4,709,158	233,849,139
Rolls-Royce Group PLC[a]	6,431,582	49,448,030
Royal Bank of Scotland Group PLC[a]	57,627,144	29,826,381
Royal Dutch Shell PLC Class A	12,141,608	339,015,793
Royal Dutch Shell PLC Class B	9,221,528	247,212,124
RSA Insurance Group PLC	11,796,300	24,365,182
SABMiller PLC	3,165,617	86,791,923
Sage Group PLC (The)	4,820,248	18,282,626
Schroders PLC	464,462	9,273,404
Scottish & Southern Energy PLC	3,164,478	59,327,887
SEGRO PLC	2,341,623	11,781,960
Serco Group PLC	1,874,776	15,020,705
Severn Trent PLC	876,024	15,792,085
Shire PLC	1,982,692	39,300,302
Smith & Nephew PLC	3,142,260	31,872,547
Smiths Group PLC	1,263,252	20,242,350

Security	Shares	Value
Standard Chartered PLC	6,784,954	$157,864,493
Standard Life PLC	7,775,242	24,394,815
Tesco PLC	26,925,042	183,602,217
Thomas Cook Group PLC	3,038,576	11,072,138
3i Group PLC	3,629,998	15,431,729
Tomkins PLC	2,978,270	9,019,798
TUI Travel PLC	2,325,484	9,677,345
Tullow Oil PLC	2,776,192	51,380,984
Unilever PLC	4,416,092	135,158,205
United Utilities Group PLC	2,373,094	20,401,195
Vedanta Resources PLC	460,230	17,898,459
Vodafone Group PLC	180,091,702	388,282,968
Whitbread PLC	727,904	16,434,483
Wm Morrison
Supermarkets PLC	7,118,224	32,975,446
Wolseley PLC[a]	997,694	22,206,011
WPP PLC	4,148,590	38,656,379
Xstrata PLC[a]	6,508,816	107,582,631

		7,210,136,144

TOTAL COMMON STOCKS
(Cost: $36,557,509,840)		33,424,472,844

PREFERRED STOCKS – 0.42%

GERMANY – 0.32%
Fresenius SE	329,038	22,501,441
Henkel AG & Co. KGaA	684,526	35,094,488
Porsche Automobil Holding SE	315,284	18,015,594
Volkswagen AG	372,416	30,333,682

		105,945,205

ITALY – 0.10%
Intesa Sanpaolo SpA RNC	3,109,462	9,238,268
Telecom Italia SpA RNC	21,284,844	24,954,837

		34,193,105

TOTAL PREFERRED STOCKS
(Cost: $171,072,984)		140,138,310

WARRANTS – 0.00%

FRANCE – 0.00%
Fonciere des Regions
(Expires 12/31/10)[a,c]	72,795	56,661

		56,661

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2010

Security	Shares	Value
ITALY – 0.00%
Mediobanca SpA
(Expires 3/18/11)[a]	1,707,072	$276,425

		276,425

TOTAL WARRANTS
(Cost: $0)		333,086

SHORT-TERM INVESTMENTS – 1.49%

MONEY MARKET FUNDS – 1.49%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[d,e,f]	427,646,537	427,646,537
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[d,e,f]	72,526,151	72,526,151
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.08%[d,e]	1,349,532	1,349,532

		501,522,220

TOTAL SHORT-TERM INVESTMENTS
(Cost: $501,522,220)		501,522,220

TOTAL INVESTMENTS IN
SECURITIES – 101.27%
(Cost: $37,230,105,044)		34,066,466,460

Other Assets, Less Liabilities – (1.27)%		(426,277,485)

NET ASSETS – 100.00%		$33,640,188,975

FDR – Fiduciary Depositary Receipts

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	15

Statement of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2010

iShares MSCI EAFE Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$36,728,582,824
Affiliated issuers (Note 2)	501,522,220

Total cost of investments	$37,230,105,044

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$33,564,944,240
Affiliated issuers (Note 2)	501,522,220

Total fair value of investments	34,066,466,460
Foreign currencies, at value[b]	62,019,304
Receivables:
Investment securities sold	30,314,731
Dividends and interest	53,216,509

Total Assets	34,212,017,004

LIABILITIES
Payables:
Investment securities purchased	61,281,850
Collateral for securities on loan (Note 5)	500,172,688
Investment advisory fees (Note 2)	10,373,491

Total Liabilities	571,828,029

NET ASSETS	$33,640,188,975

Net assets consist of:
Paid-in capital	$39,673,365,964
Distributions in excess of net investment income	(44,477,169)
Accumulated net realized loss	(2,824,098,322)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(3,164,601,498)

NET ASSETS	$33,640,188,975

Shares outstanding[c]	634,800,000

Net asset value per share	$52.99

[a]	Securities on loan with value of $475,074,769. See Note 5.
[b]	Cost of foreign currencies: $63,218,262.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2010

iShares MSCI EAFE Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$307,982,970
Dividends from affiliated issuers (Note 2)	646,388
Interest from affiliated issuers (Note 2)	2,950
Securities lending income from affiliated issuers (Note 2)	2,873,124

Total investment income	311,505,432

EXPENSES
Investment advisory fees (Note 2)	60,015,892

Total expenses	60,015,892

Net investment income	251,489,540

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(419,020,884)
Investments in affiliated issuers (Note 2)	3,565,510
In-kind redemptions	344,007,127
Foreign currency transactions	282,709

Net realized loss	(71,165,538)

Net change in unrealized appreciation (depreciation) on:
Investments	1,976,270,381
Translation of assets and liabilities in foreign currencies	(2,519,544)

Net change in unrealized appreciation (depreciation)	1,973,750,837

Net realized and unrealized gain	1,902,585,299

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,154,074,839

[a]	Net of foreign withholding tax of $17,148,579.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Index Fund
	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$251,489,540	$934,857,810
Net realized loss	(71,165,538)	(1,657,513,223)
Net change in unrealized appreciation (depreciation)	1,973,750,837	(8,296,610,280)

Net increase (decrease) in net assets resulting from operations	2,154,074,839	(9,019,265,693)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(313,800,255)	(1,002,586,439)

Total distributions to shareholders	(313,800,255)	(1,002,586,439)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	876,541,860	7,416,139,859
Cost of shares redeemed	(1,124,725,125)	(6,043,566,179)

Net increase (decrease) in net assets from capital share transactions	(248,183,265)	1,372,573,680

INCREASE (DECREASE) IN NET ASSETS	1,592,091,319	(8,649,278,452)

NET ASSETS
Beginning of period	32,048,097,656	40,697,376,108

End of period	$33,640,188,975	$32,048,097,656

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(44,477,169)	$17,833,546

SHARES ISSUED AND REDEEMED
Shares sold	16,200,000	174,000,000
Shares redeemed	(21,000,000)	(144,000,000)

Net increase (decrease) in shares outstanding	(4,800,000)	30,000,000

See notes to financial statements.

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Six months ended Jan. 31, 2010 (Unaudited)	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005
Net asset value, beginning of period	$50.11	$66.76	$79.60	$65.68	$54.00	$45.49

Income from investment operations:
Net investment income	0.40 [a]	1.45 [a]	2.32 [a]	1.85 [a]	1.70 [a]	0.97
Net realized and unrealized gain (loss)	2.98	(16.61)	(11.85)	13.60	11.09	8.34

Total from investment operations	3.38	(15.16)	(9.53)	15.45	12.79	9.31

Less distributions from:
Net investment income	(0.50)	(1.49)	(3.31)	(1.53)	(1.11)	(0.80)

Total distributions	(0.50)	(1.49)	(3.31)	(1.53)	(1.11)	(0.80)

Net asset value, end of period	$52.99	$50.11	$66.76	$79.60	$65.68	$54.00

Total return	6.71%[b]	(22.38)%	(12.35)%	23.75%	23.91%	20.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$33,640,189	$32,048,098	$40,697,376	$46,326,553	$29,320,817	$17,721,489
Ratio of expenses to average net assets[c]	0.35%	0.35%	0.34%	0.34%	0.35%	0.36%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.35%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[c]	1.45%	3.19%	3.07%	2.48%	2.77%	2.57%
Portfolio turnover rate[d]	2%	7%	12%	5%	7%	8%

[a]	Based on average shares outstanding throughout the period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares MSCI EAFE Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of January 31, 2010, the value of each of the Fund’s investments was classified as a Level 1 Price. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of January 31, 2010, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2010.

As of July 31, 2009, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $17,452,072, $150,352 and $587,985,426 expiring in 2012, 2013 and 2017, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended January 31, 2010, the Fund realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended January 31, 2010 are disclosed in the Fund’s Statement of Operations.

As of January 31, 2010, the cost of investments for federal income tax purposes was $37,935,303,945. Net unrealized depreciation was $3,868,837,485, of which $2,060,073,787 represented gross unrealized appreciation on securities and $5,928,911,272 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of January 31, 2010, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, the Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Fund approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Fund remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and the iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, BTC serves as securities lending agent for the Fund. BTC is an affiliate of BFA, the Fund’s investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2010, BTC earned securities lending agent fees of $2,336,773.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statement of Operations.

Investments in companies considered to be an affiliate of the Fund (excluding short-term investments) during the period August 1, 2009 to November 30, 2009, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain
Barclays PLC	39,008	876	1,318	38,566	$185,031,097	$646,388	$3,565,510

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2010, aggregated $768,299,750 and $804,240,748, respectively.

In-kind purchases and sales (see Note 4) for the six months ended January 31, 2010, aggregated $868,407,473 and $1,115,283,099, respectively.

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of January 31, 2010, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of January 31, 2010 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Fund approved Proposal 1. Proposal 2 did not apply to the Fund.

Proposal 1

To approve a new investment advisory agreement between the Trust and BGFA, on behalf of the Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

Votes For	Votes Against	Votes Abstaining
369,212,522	9,544,627	20,515,385

Proposal 2

To approve a change in the classification of certain funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

Second Meeting

This proposal was approved by the shareholders of the Trust on November 4, 2009. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election took effect upon the consummation of the Transaction.

Proposal 1*

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Denotes Trust-wide proposal and voting results.

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited)

iSHARES® TRUST

On December 1, 2009, BlackRock, Inc. (“BlackRock”) completed a transaction whereby it acquired from Barclays Bank PLC (“Barclays”) the interests in BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, and certain affiliated companies, including BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A. (the “Transaction”).

Prior to the Transaction, BFA served as the investment advisor to the Fund pursuant to an investment advisory agreement with the Trust (the “Previous Advisory Agreement”). Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction resulted in the automatic termination of the Previous Advisory Agreement. In order for the management of the Fund to continue uninterrupted, the Board of Trustees of the Trust (the “Board”) approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, the latter of which was subsequently approved by the Fund’s shareholders.

BOARD CONSIDERATIONS IN APPROVING THE NEW ADVISORY AGREEMENTS

As required under Section 15(c) of the 1940 Act, at an in-person Board meeting held on August 13, 2009, the Board, including the members of the Board who are not “interested persons” of the Trust under the 1940 Act (the “Independent Trustees”), considered and unanimously approved the New Advisory Agreements between BFA and the Trust on behalf of the Fund after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held on June 17, July 29 and August 13, 2009, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Fund.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BTC and BFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the Previous Advisory Agreement between BFA and the Trust, on behalf of the Fund as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BFA, determined that the nature, extent and quality of the services provided by BFA under the Previous Advisory Agreement were appropriate. The Board also determined that the advisory fees paid by the Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Previous Advisory Agreement on June 17, 2009.

In advance of the June 2009 Board meeting, the Board had requested and received materials specifically relating to the Fund’s Previous Advisory Agreement. These materials were prepared for the Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by BFA discussing market conditions generally; (iii) on the profitability to BFA of the Previous Advisory Agreement and other payments received by BFA and its affiliates from the Funds; and (iv) provided by BFA concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BFA and its affiliates from their relationship with the Fund.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	27

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

At the June, July and August 2009 Board meetings, the Trustees discussed with representatives of BTC, BFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BFA and the Fund. At these Board meetings, representatives of BTC, BFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BFA in connection with the Transaction, including the anticipated senior management structure of BFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BFA and the Fund, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BTC, BFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•	that there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by BFA, including portfolio management and compliance services;

•

that BFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Fund for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BFA will remain employees of BFA and will continue to provide services to the Fund following the Transaction;

•

that the Fund may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Fund is expected to continue to be sold through existing distribution channels;

•	that the Fund will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction Agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Fund;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Fund in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them. In their deliberations, the Trustees considered information received in connection with their most recent approval or continuation of the Previous Advisory Agreement at the

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

June 2009 Board meeting, in addition to information provided by BTC, BFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of the Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BFA, BTC and BlackRock that there would be no diminution in the scope of services required of or provided by BFA under the New Advisory Agreements for the Fund as compared to the scope of services provided by BFA under the Previous Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Fund. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to the Fund, BFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for Fund. The Board also considered the Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BFA at the June 2009 Board meeting and at prior Board meetings regarding the management of the Fund. In addition to the investment advisory services to be provided to the Fund, the Board, at the August 2009 Board meeting, considered that BFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund, and that these services were expected to be consistent with the services BFA performed under the Previous Advisory Agreement.

The Board noted the representations of BFA, BTC and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the Fund. The Board also considered that the Fund and its shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by BFA under the New Advisory Agreements compared with the services provided by BFA under the Previous Advisory Agreement and that the Board expects that the quality of such services will continue to be appropriate.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	29

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Fund’s expenses and performance of the Fund – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Fund, including advisory fees, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s peer group pursuant to Lipper’s proprietary methodology (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board noted that the investment advisory fees and overall expenses for the Fund were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in its Lipper Group with respect to the Previous and New Advisory Agreements. The Board took into account that the fee rates for the Fund under the New Advisory Agreements are identical to the fee rates under the respective Previous Advisory Agreement. Further, the Board noted that representatives of BFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates or expense structure currently in effect for the Fund for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews the Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of the Fund for the quarter-end, one-, three- and five-year and since-inception periods, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group tracks the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board took into account that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Fund’s performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered BFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Fund could not be predicted.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of the Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the Lipper Group, were satisfactory for the purposes of approving the Previous Advisory Agreement and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

Cost of services provided and profits realized by BFA from the relationship with the Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of BFA with respect to the Fund based on the fees payable to BFA and its affiliates (including fees under the Previous Advisory Agreements), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Trust (including any securities lending by the Fund). The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below).

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

In evaluating the costs of the services to be provided by BFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Previous Advisory Agreement, including the fact that the fee rates under the Agreements are identical and that representatives of BFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates and expense structure currently in effect for the Fund for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BFA’s profitability from its relationship with the Fund. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BFA in connection with the management of the Fund, BFA’s profitability in respect of the Fund was not expected to increase in a significant respect. BFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Fund’s profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. At the June 2009 Board meeting, the Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BFA had incurred operating losses during earlier years when the iShares funds, including the Fund, had not yet reached scale. The Board further noted that the Previous and New Advisory Agreements provide for breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund, on an aggregated basis with the assets of certain other Funds, increase. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for the Fund, reflected appropriate sharing of economies of scale with the Fund’s shareholders.

The Board noted representations from BFA and BlackRock that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Fund. The Board determined that changes to the fee structure were not currently necessary and that the Fund appropriately participates in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

Fees and services provided for other comparable funds/accounts managed by BFA and its affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Fund’s annual investment advisory fee rates under the Previous Advisory Agreement in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted, however, that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Fund. Furthermore, in reviewing the comparative investment advisory/management fee information for the Fund, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Fund in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Fund and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Previous Advisory Agreement for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts for which BFA or BTC provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	31

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

review, the Board determined that the investment advisory fee rates under the Previous and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Previous and New Advisory Agreements are fair and reasonable.

Other benefits to BFA and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by BFA under the Previous Advisory Agreement, the Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA or its affiliates, such as any payment of revenue to BTC, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC in connection with any investments by the Fund in other funds for which BFA provides investment advisory services and/or BTC provides administration services. The Board noted that while revenue to BTC in connection with securities lending agency services to the Fund increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through an affiliate of BFA, or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Fund and its shareholders to unanimously approve the New Advisory Agreements.

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	33

Notes:

34 NOTES	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	35

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

ISHARES FAMILY OF FUNDS	37

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-2350-0310

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund’s website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-73-0110

iShares MSCI ACWI ex US Financials Sector Index Fund | AXFN | NASDAQ
iShares MSCI Emerging Markets Financials Sector Index Fund | EMFN | NASDAQ
iShares MSCI Emerging Markets Materials Sector Index Fund | EMMT | NASDAQ
iShares MSCI Europe Financials Sector Index Fund | EUFN | NASDAQ
iShares MSCI Far East Financials Sector Index Fund | FEFN | NASDAQ

iShares®

Fund Performance Overview

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2010

The iShares MSCI ACWI ex US Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of developed and emerging market countries, excluding the United States. Component securities include those of banks, diversified financial companies, insurance companies and real estate companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 20, 2010 (inception date of the Fund) through January 31, 2010, the total return for the Fund was (6.32)%, while the total return for the Index was (6.14)%.

Cumulative Total Returns

Inception to 1/31/10

NAV	MARKET	INDEX
(6.32)%	(6.82)%	(6.14)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/20/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/10
Industry	Percentage of Net Assets
Banks	62.94%

Insurance	16.56

Diversified Financial Services	9.17

Real Estate	7.39

Real Estate Investment Trusts	1.53

Holding Companies – Diversified	1.52

Investment Companies	0.48

Venture Capital	0.26

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	5.32%

Banco Santander SA (Spain)	3.28

Commonwealth Bank of Australia (Australia)	2.06

BNP Paribas (France)	1.98

Royal Bank of Canada (Canada)	1.96

Mitsubishi UFJ Financial Group Inc. (Japan)	1.88

Westpac Banking Corp. (Australia)	1.72

Banco Bilbao Vizcaya Argentaria SA (Spain)	1.56

Allianz SE Registered (Germany)	1.49

Credit Suisse Group AG Registered (Switzerland)	1.45

TOTAL	22.70%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2010

The iShares MSCI Emerging Markets Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of emerging markets countries. Component securities include those of banks, diversified financial companies, insurance companies and real estate companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 20, 2010 (inception date of the Fund) through January 31, 2010, the total return for the Fund was (5.84)%, while the total return for the Index was (5.50)%.

Cumulative Total Returns

Inception to 1/31/10

NAV	MARKET	INDEX
(5.84)%	(5.84)%	(5.50)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/20/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/10
Industry	Percentage of Net Assets
Banks	70.10%

Diversified Financial Services	11.97

Insurance	8.39

Real Estate	7.58

Holding Companies – Diversified	1.87

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Itau Unibanco Holding SA SP ADR (Brazil)	7.03%

Shinhan Financial Group Co. Ltd. SP ADR (South Korea)	6.47

Banco Bradesco SA Preferred SP ADR (Brazil)	4.92

China Construction Bank Corp. Class H (China)	4.78

Industrial and Commercial Bank of China Ltd. Class H (China)	4.68

China Life Insurance Co. Ltd. Class H (China)	4.61

Bank of China Ltd. Class H (China)	3.83

HDFC Bank Ltd. SP ADR (India)	3.67

ICICI Bank Ltd. SP ADR (India)	3.10

Sberbank GDR (Russia)	2.64

TOTAL	45.73%

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

Performance as of January 31, 2010

The iShares MSCI Emerging Markets Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Materials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 20, 2010 (inception date of the Fund) through January 31, 2010, the total return for the Fund was (11.18)%, while the total return for the Index was (10.09)%.

Cumulative Total Returns

Inception to 1/31/10

NAV	MARKET	INDEX
(11.18)%	(11.75)%	(10.09)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/20/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/10
Industry	Percentage of Net Assets
Mining	45.17%

Iron & Steel	24.08

Chemicals	12.79

Building Materials	9.03

Metal Fabricate & Hardware	3.83

Forest Products & Paper	2.86

Coal	1.03

Diversified Materials	0.76

Manufacturing	0.36

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Vale SA Class A Preferred SP ADR (Brazil)	12.09%

POSCO SP ADR (South Korea)	10.42

Vale SA SP ADR (Brazil)	9.43

Companhia Siderurgica Nacional SA SP ADR (Brazil)	3.46

Impala Platinum Holdings Ltd. (South Africa)	3.31

Sterlite Industries (India) Ltd. SP ADR (India)	3.26

JSC MMC Norilsk Nickel SP ADR (Russia)	2.87

Gerdau SA Preferred SP ADR (Brazil)	2.81

Cemex SAB de CV CPO (Mexico)	2.48

AngloGold Ashanti Ltd. (South Africa)	2.26

TOTAL	52.39%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2010

The iShares MSCI Europe Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Europe Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of developed market countries in Europe. Component securities include those of banks, diversified financial companies, insurance companies and real estate companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 20, 2010 (inception date of the Fund) through January 31, 2010, the total return for the Fund was (7.27)%, while the total return for the Index was (7.14)%.

Cumulative Total Returns

Inception to 1/31/10

NAV	MARKET	INDEX
(7.27)%	(7.27)%	(7.14)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/20/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/10
Industry	Percentage of Net Assets
Banks	65.16%

Insurance	21.45

Diversified Financial Services	7.09

Real Estate	2.92

Investment Companies	1.08

Real Estate Investment Trusts	1.00

Holding Companies – Diversified	0.93

Venture Capital	0.27

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	12.50%

Banco Santander SA (Spain)	7.91

BNP Paribas (France)	4.57

Banco Bilbao Vizcaya Argentaria SA (Spain)	3.81

Allianz SE Registered (Germany)	3.37

Credit Suisse Group AG Registered (Switzerland)	3.33

Barclays PLC (United Kingdom)	3.27

UBS AG Registered (Switzerland)	3.16

Standard Chartered PLC (United Kingdom)	3.10

UniCredit SpA (Italy)	3.04

TOTAL	48.06%

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2010

The iShares MSCI Far East Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Far East Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of developed market countries in the Far East region. Component securities include those of banks, diversified financial companies, insurance companies and real estate companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 20, 2010 (inception date of the Fund) through January 31, 2010, the total return for the Fund was (4.52)%, while the total return for the Index was (4.51)%.

Cumulative Total Returns

Inception to 1/31/10

NAV	MARKET	INDEX
(4.52)%	(4.52)%	(4.51)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/20/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/10
Industry	Percentage of Net Assets
Banks	47.23%

Real Estate	24.42

Diversified Financial Services	12.47

Insurance	8.67

Real Estate Investment Trusts	3.72

Holding Companies – Diversified	2.67

Venture Capital	0.73

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/10
Security	Percentage of Net Assets
Mitsubishi UFJ Financial Group Inc. (Japan)	11.14%

Sumitomo Mitsui Financial Group Inc. (Japan)	7.18

Nomura Holdings Inc. (Japan)	4.63

Mizuho Financial Group Inc. (Japan)	4.54

Tokio Marine Holdings Inc. (Japan)	3.44

United Overseas Bank Ltd. (Singapore)	3.31

Sun Hung Kai Properties Ltd. (Hong Kong)	3.31

Cheung Kong (Holdings) Ltd. (Hong Kong)	3.03

Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	2.91

Mitsui Fudosan Co. Ltd. (Japan)	2.89

TOTAL	46.38%

FUND PERFORMANCE OVERVIEWS	5

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 20, 2010 (commencement of operations) to January 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (1/20/10)	Ending Account Value (1/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (1/20/10 to 1/31/10)
ACWI ex US Financials Sector
Actual	$1,000.00	$936.80	0.48%	$0.14
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Emerging Markets Financials Sector
Actual	1,000.00	941.60	0.68	0.20
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.68	3.47
Emerging Markets Materials Sector
Actual	1,000.00	888.20	0.68	0.19
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.68	3.47

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Index Fund	Beginning Account Value (1/20/10)	Ending Account Value (1/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (1/20/10 to 1/31/10)
Europe Financials Sector
Actual	$1,000.00	$927.30	0.48%	$0.14
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Far East Financials Sector
Actual	1,000.00	954.80	0.48	0.14
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

a	Actual expenses for the Funds, which commenced operations on January 20, 2010, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (11 days) and divided by the number of days in the year (365 days). Hypothetical expenses, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 98.72%

AUSTRALIA – 10.67%
AMP Ltd.	1,334	$7,423
ASX Ltd.	136	4,120
Australia and New Zealand Banking Group Ltd.	1,624	31,367
AXA Asia Pacific Holdings Ltd.	740	4,321
Bendigo and Adelaide Bank Ltd.	248	2,167
CFS Retail Property Trust	1,966	3,268
Commonwealth Bank of Australia	984	46,556
Dexus Property Group	4,048	2,986
Goodman Group	4,714	2,451
GPT Group	6,376	3,230
Insurance Australia Group Ltd.	1,352	4,555
Lend Lease Corp. Ltd.	424	3,558
Macquarie Group Ltd.	228	10,165
Mirvac Group	2,106	2,724
National Australia Bank Ltd.	1,356	31,783
QBE Insurance Group Ltd.	650	13,242
Stockland Corp. Ltd.	1,780	5,901
Suncorp-Metway Ltd.	802	6,344
Westfield Group	1,414	15,886
Westpac Banking Corp.	1,824	38,683

		240,730

AUSTRIA – 0.50%
Erste Group Bank AG	136	5,214
IMMOEAST AGa	372	1,815
Raiffeisen International Bank Holding AG	46	2,300
Vienna Insurance Group AG	40	1,930

		11,259

BELGIUM – 0.83%
Compagnie Nationale a Portefeuille SA	38	1,906
Dexia SAa	372	2,325
Fortis[a]	1,536	5,451
Groupe Bruxelles Lambert SA	46	4,233
KBC Groep NVa	108	4,740

		18,655

BRAZIL – 1.78%
Banco Santander (Brasil) SA SP ADR	800	9,632
Itau Unibanco Holding SA SP ADR	1,596	30,579

		40,211

Security	Shares	Value
CANADA – 9.56%
Bank of Montreal	354	$17,276
Bank of Nova Scotia	616	25,918
Brookfield Asset Management Inc. Class A	352	7,119
Brookfield Properties Corp.	190	2,288
Canadian Imperial Bank of Commerce	250	14,993
CI Financial Corp.	134	2,745
Fairfax Financial Holdings Ltd.	14	4,767
Genworth MI Canada Inc.	32	785
Great-West Lifeco Inc.	154	3,742
IGM Financial Inc.	88	3,446
Industrial Alliance Insurance and Financial Services Inc.	64	1,926
Intact Financial Corp.	74	2,622
Manulife Financial Corp.	1,134	20,796
National Bank of Canada	104	5,516
Onex Corp.	108	2,504
Power Corp. of Canada	186	4,898
Power Financial Corp.	118	3,340
RioCan Real Estate Investment Trust	138	2,472
Royal Bank of Canada	900	44,160
Sun Life Financial Inc.	340	9,965
TMX Group Inc.	66	1,875
Toronto-Dominion Bank (The)	548	32,402

		215,555

CHILE – 0.30%
Banco Santander Chile SA SP ADR	110	6,801

		6,801

CHINA – 5.87%
Bank of China Ltd. Class H	36,000	17,384
Bank of Communications Co. Ltd. Class H	4,000	4,064
China CITIC Bank Class H	4,000	2,694
China Construction Bank Corp. Class H	30,000	23,101
China Life Insurance Co. Ltd. Class H	6,000	26,771
China Merchants Bank Co. Ltd. Class H	2,000	4,651
China Minsheng Banking Corp. Ltd. Class Ha	2,000	1,996

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
China Taiping Insurance Holdings Co. Ltd.[a]	800	$2,529
China Overseas Land & Investment Ltd.	4,000	7,170
Industrial and Commercial Bank of China Ltd. Class H	30,000	22,019
PICC Property and Casualty Co. Ltd. Class Ha	4,000	3,642
Ping An Insurance (Group) Co. of China Ltd. Class H	1,000	7,829
Poly (Hong Kong) Investments Ltd.	2,000	1,993
Renhe Commercial Holdings Co. Ltd.	8,000	1,710
Shui On Land Ltd.	5,000	2,382
Sino-Ocean Land Holdings Ltd.	3,000	2,453

		132,388

COLOMBIA – 0.28%
Bancolombia SA SP ADR	146	6,293

		6,293

CZECH REPUBLIC – 0.14%
Komercni Banka AS	16	3,244

		3,244

DENMARK – 0.42%
Danske Bank A/Sa	310	7,494
Topdanmark A/Sa	16	1,959

		9,453

EGYPT – 0.10%
Commercial International Bank SP ADR	200	2,200

		2,200

FINLAND – 0.31%
Pohjola Bank PLC	178	1,846
Sampo OYJ Class A	214	5,217

		7,063

FRANCE – 6.01%
AXA	1,106	23,059
BNP Paribas	616	44,651
CNP Assurances SA	26	2,313
Credit Agricole SA	626	9,954
Eurazeo	30	2,193
Fonciere des Regions	24	2,399
Gecina SA	20	2,001

Security	Shares	Value
Icade	22	$2,135
Klepierre	84	3,149
Natixis[a]	716	3,354
SCOR SE	96	2,238
Societe Generale	412	24,169
Unibail-Rodamco SE	64	13,984

		135,599

GERMANY – 4.36%
Allianz SE Registered	300	33,534
Commerzbank AGa	538	4,215
Deutsche Bank AG Registered	404	24,918
Deutsche Boerse AG	144	9,517
Deutsche Postbank AGa	80	2,459
Hannover Rueckversicherung AG Registered[a]	66	3,064
Muenchener Rueckversicherungs-Gesellschaft AG Registered	136	20,510

		98,217

HONG KONG – 4.35%
Bank of East Asia Ltd.	1,200	4,126
BOC Hong Kong (Holdings) Ltd.	3,000	6,297
Cheung Kong (Holdings) Ltd.	2,000	23,706
Hang Lung Properties Ltd.	2,000	6,825
Hang Seng Bank Ltd.	600	8,429
Hong Kong Exchanges and Clearing Ltd.	1,000	17,036
Hopewell Holdings Ltd.	1,000	3,045
Kerry Properties Ltd.	1,000	4,468
Link REIT (The)	2,000	4,821
New World Development Co. Ltd.	2,000	3,296
Swire Pacific Ltd. Class A	1,000	10,926
Wheelock and Co. Ltd.	2,000	5,228

		98,203

HUNGARY – 0.16%
OTP Bank Nyrt[a]	120	3,599

		3,599

INDIA – 1.47%
Axis Bank Ltd. SP GDR[b]	300	6,510
HDFC Bank Ltd. SP ADR	118	13,959
ICICI Bank Ltd. SP ADR	360	12,701

		33,170

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
INDONESIA – 0.54%
PT Bank Central Asia Tbk	8,000	$4,278
PT Bank Mandiri Tbk	5,000	2,500
PT Bank Rakyat Indonesia Tbk	4,000	3,273
PT Lippo Karawaci Tbk[a]	37,000	2,097

		12,148

ISRAEL – 0.31%
Bank Hapoalim Ltd.[a]	716	3,125
Bank Leumi le-Israel[a]	870	3,811

		6,936

ITALY – 4.00%
Assicurazioni Generali SpA	778	18,675
Banca Carige SpA	758	1,963
Banca Monte dei Paschi di Siena SpA	1,686	2,751
Banca Popolare di Milano Scrl	414	2,716
Banco Popolare SpA[a]	492	3,163
Fondiaria-SAI SpA	126	2,065
Intesa Sanpaolo SpA[a]	5,132	19,813
Mediobanca SpA[a]	444	4,903
Mediolanum SpA	332	1,874
UniCredit SpA[a]	9,488	26,639
Unione di Banche Italiane ScpA	410	5,682

		90,244

JAPAN – 10.49%
Acom Co. Ltd.	60	1,030
AEON Credit Service Co. Ltd.	200	2,061
AEON Mall Co. Ltd.	200	3,645
Aozora Bank Ltd.[a]	2,000	2,537
Bank of Yokohama Ltd. (The)	2,000	9,442
Credit Saison Co. Ltd.	200	2,480
Daiwa Securities Group Inc.	2,000	9,994
Hokuhoku Financial Group Inc.	2,000	4,148
Matsui Securities Co. Ltd.	400	2,722
Mitsubishi UFJ Financial Group Inc.	8,200	42,332
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	2,753
Mitsui Sumitomo Insurance Group Holdings Inc.	400	9,994
Mizuho Financial Group Inc.	9,200	17,760
Mizuho Securities Co. Ltd.	2,000	5,890
Mizuho Trust & Banking Co. Ltd.[a]	2,000	2,008
Nishi-Nippon City Bank Ltd. (The)	2,000	5,162

Security	Shares	Value
Nomura Holdings Inc.	2,400	$18,108
Nomura Real Estate Holdings Inc.	200	2,996
NTT Urban Development Corp.	4	2,934
ORIX Corp.	80	6,001
Resona Holdings Inc.	400	4,982
Sapporo Hokuyo Holdings Inc.	600	2,422
SBI Holdings Inc.	16	3,050
Senshu Ikeda Holdings Inc.[a]	800	2,683
Seven Bank Ltd.	2	4,161
Shinsei Bank Ltd.[a]	2,000	2,493
Sony Financial Holdings Inc.	2	5,460
Sumitomo Mitsui Financial Group Inc.	800	25,900
Sumitomo Trust and Banking Co. Ltd. (The)	2,000	11,097
T&D Holdings Inc.	200	4,132
Tokio Marine Holdings Inc.	600	16,149

		236,526

MEXICO – 0.26%
Grupo Financiero Banorte SAB de CV Series O	1,000	3,315
Grupo Financiero Inbursa SAB de CV Series O	800	2,469

		5,784

NETHERLANDS – 1.42%
AEGON NVa	1,076	6,560
Corio NV	54	3,343
ING Groep NV CVA[a]	2,316	22,096

		31,999

NORWAY – 0.34%
DnB NOR ASA[a]	668	7,668

		7,668

PERU – 0.15%
Credicorp Ltd.	44	3,284

		3,284

PHILIPPINE ISLANDS – 0.20%
Ayala Corp.	320	1,996
Ayala Land Inc.	11,200	2,529

		4,525

POLAND – 0.80%
Bank Pekao SAa	78	4,600

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
Bank Zachodni WBK SAa	32	$1,970
BRE Bank SAa	22	1,961
Getin Holding SAa	646	2,050
Globe Trade Centre SAa	228	1,887
Powszechna Kasa Oszczednosci Bank Polski SA	408	5,523

		17,991

PORTUGAL – 0.32%
Banco Comercial Portugues SA Registered	3,450	3,764
Banco Espirito Santo SA Registered	578	3,385

		7,149

RUSSIA – 0.95%
Sberbank GDR[b]	70	21,405

		21,405

SINGAPORE – 2.36%
Ascendas Real Estate Investment Trust	4,000	5,528
CapitaLand Ltd.	2,000	5,500
CapitaMall Trust Management Ltd.	4,000	4,816
DBS Group Holdings Ltd.	2,000	20,346
Oversea-Chinese Banking Corp. Ltd.	2,000	11,669
UOL Group Ltd.	2,000	5,329

		53,188

SOUTH AFRICA – 1.60%
Absa Group Ltd.	176	3,132
African Bank Investments Ltd.	560	2,204
FirstRand Ltd.	1,840	4,548
Growthpoint Properties Ltd.	1,168	2,119
Investec Ltd.	262	1,890
Nedbank Group Ltd.	120	1,940
Redefine Income Fund Ltd.	2,118	2,010
Remgro Ltd.	262	3,124
RMB Holdings Ltd.	492	2,014
Sanlam Ltd.	1,040	3,154
Standard Bank Group Ltd.	692	9,983

		36,118

SOUTH KOREA – 1.49%
Shinhan Financial Group Co. Ltd. SP ADR	350	24,248
Woori Finance Holdings Co. Ltd. SP ADR[a]	276	9,395

		33,643

Security	Shares	Value
SPAIN – 5.53%
Banco Bilbao Vizcaya Argentaria SA	2,286	$35,269
Banco de Sabadell SA	578	3,100
Banco de Valencia SA	108	824
Banco Popular Espanol SA	564	4,327
Banco Santander SA	5,160	73,873
Bankinter SA	232	2,087
Criteria CaixaCorp SA	726	3,312
Mapfre SA	460	1,829

		124,621

SWEDEN – 1.90%
Investor AB Class B	280	4,996
Nordea Bank AB	2,060	19,235
Skandinaviska Enskilda Banken AB Class Aa	1,044	6,311
Svenska Handelsbanken AB Class A	320	8,474
Swedbank AB Class Aa	446	3,934

		42,950

SWITZERLAND – 4.79%
Baloise Holding AG Registered	30	2,519
Credit Suisse Group AG Registered	742	32,767
GAM Holding Ltd.	154	1,791
Julius Baer Group Ltd.	152	5,084
Pargesa Holding SA Bearer	22	1,861
Swiss Life Holding AG Registered[a]	22	2,820
Swiss Reinsurance Co. Registered	230	10,148
UBS AG Registered[a]	2,346	31,225
Zurich Financial Services AG Registered	92	19,865

		108,080

THAILAND – 0.75%
Bangkok Bank PCL NVDR	1,000	3,404
Bank of Ayudhya PCL NVDR	3,200	1,880
Kasikornbank PCL NVDR	1,400	3,479
Krung Thai Bank PCL NVDR	6,400	1,851
Land and Houses PCL NVDR	10,200	1,675
Siam Commercial Bank PCL NVDR	1,200	2,883
TMB Bank PCL NVDR[a]	47,200	1,806

		16,978

TURKEY – 0.85%
Akbank TAS	510	3,013
Asya Katilim Bankasi ASa	738	1,962
Haci Omer Sabanci Holding AS	506	2,208

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
Turkiye Garanti Bankasi AS	1,320	$5,626
Turkiye Halk Bankasi AS	258	1,784
Turkiye Is Bankasi AS	570	2,544
Yapi ve Kredi Bankasi ASa	848	2,072

		19,209

UNITED KINGDOM – 12.56%
Admiral Group PLC	110	1,997
Aviva PLC	1,598	9,948
Barclays PLC	7,368	31,942
British Land Co. PLC	588	4,128
Hammerson PLC	496	3,014
HSBC Holdings PLC	11,058	120,013
ICAP PLC	336	1,999
Investec PLC	272	1,858
Land Securities Group PLC	508	5,214
Legal & General Group PLC	3,306	4,021
Liberty International PLC	360	2,636
Lloyds Banking Group PLC[a]	24,640	20,215
London Stock Exchange Group PLC	178	1,830
Man Group PLC	1,106	4,200
Old Mutual PLC[a]	3,088	5,151
Prudential PLC	1,576	14,597
Resolution Ltd.[a]	1,398	1,790
Royal Bank of Scotland Group PLC[a]	11,136	5,764
RSA Insurance Group PLC	990	2,045
Schroders PLC	94	1,877
SEGRO PLC	534	2,687
Standard Chartered PLC	1,278	29,735
Standard Life PLC	1,216	3,815
3i Group PLC	662	2,814

		283,290

TOTAL COMMON STOCKS (Cost: $2,374,625)		2,226,376

Security	Shares	Value
PREFERRED STOCKS – 1.13%

BRAZIL – 1.02%
Banco Bradesco SA SP ADR	1,390	$23,019

		23,019

ITALY – 0.11%
Intesa Sanpaolo SpA RNC	794	2,359

		2,359

TOTAL PREFERRED STOCKS (Cost: $28,549)		25,378

SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[c,d]	2,500	2,500

		2,500

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,500)		2,500

TOTAL INVESTMENTS IN SECURITIES – 99.96% (Cost: $2,405,674)		2,254,254

Other Assets, Less Liabilities – 0.04%		890

NET ASSETS – 100.00%		$2,255,144

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 94.99%

BRAZIL – 9.10%
Banco Santander (Brasil) SA SP ADR	4,000	$48,160
Itau Unibanco Holding SA SP ADR	8,510	163,052

		211,212

CHILE – 1.72%
Banco Santander Chile SA SP ADR	646	39,942

		39,942

CHINA – 30.89%
Agile Property Holdings Ltd.	4,000	5,053
Bank of China Ltd. Class H	184,000	88,850
Bank of Communications Co. Ltd. Class H	22,000	22,352
China CITIC Bank Class H	22,000	14,816
China Construction Bank Corp. Class H	144,000	110,885
China Everbright Ltd.	4,000	9,477
China Life Insurance Co. Ltd. Class H	24,000	107,084
China Merchants Bank Co. Ltd. Class H	13,000	30,232
China Minsheng Banking Corp. Ltd. Class Ha	19,000	18,961
China Overseas Land & Investment Ltd.	12,000	21,509
China Pacific Insurance (Group) Co. Ltd. Class Ha	5,600	20,840
China Resources Land Ltd.	8,000	14,504
China Taiping Insurance Holdings Co. Ltd.[a]	3,600	11,381
Country Garden Holdings Co. Ltd.	14,000	4,597
Franshion Properties (China) Ltd.	44,000	14,561
Greentown China Holdings Ltd.	3,000	3,593
Guangzhou R&F Properties Co. Ltd. Class H	4,000	5,686
Hopson Development Holdings Ltd.	4,000	5,022
Industrial and Commercial Bank of China Ltd. Class H	148,000	108,629
PICC Property and Casualty Co. Ltd. Class Ha	12,000	10,925
Ping An Insurance (Group) Co. of China Ltd. Class H	5,000	39,145

Security	Shares	Value
Poly (Hong Kong) Investments Ltd.	14,000	$13,953
Renhe Commercial Holdings Co. Ltd.	20,000	4,275
Shimao Property Holdings Ltd.	6,000	9,271
Shui On Land Ltd.	14,000	6,670
Sino-Ocean Land Holdings Ltd.	13,000	10,630
Soho China Ltd.	8,000	3,925

		716,826

COLOMBIA – 1.16%
Bancolombia SA SP ADR	626	26,981

		26,981

CZECH REPUBLIC – 0.89%
Komercni Banka AS	102	20,680

		20,680

EGYPT – 0.10%
Commercial International Bank SP ADR	200	2,200

		2,200

HUNGARY – 1.30%
OTP Bank Nyrt[a]	1,008	30,230

		30,230

INDIA – 7.15%
Axis Bank Ltd. SP GDR[b]	400	8,680
HDFC Bank Ltd. SP ADR	720	85,176
ICICI Bank Ltd. SP ADR	2,040	71,971

		165,827

INDONESIA – 3.91%
PT Bank Central Asia Tbk	53,000	28,342
PT Bank Danamon Indonesia Tbk	20,000	10,374
PT Bank Mandiri Tbk	30,000	15,000
PT Bank Negara Indonesia (Persero) Tbk	29,000	5,986
PT Bank Rakyat Indonesia Tbk	24,000	19,636
PT Lippo Karawaci Tbk[a]	203,000	11,507

		90,845

ISRAEL – 3.47%
Bank Hapoalim Ltd.[a]	6,046	26,388
Bank Leumi le-Israel[a]	6,654	29,149
Israel Discount Bank Ltd. Class Aa	4,834	11,108
Mizrahi Tefahot Bank Ltd.[a]	1,532	13,958

		80,603

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
MEXICO – 2.21%
Grupo Financiero Banorte SAB de CV Series O	8,200	$27,180
Grupo Financiero Inbursa SAB de CV Series O	7,800	24,075

		51,255

PERU – 1.18%
Credicorp Ltd.	368	27,464

		27,464

PHILIPPINE ISLANDS – 0.97%
Ayala Corp.	2,500	15,591
Ayala Land Inc.	22,000	4,968
SM Prime Holdings Inc.	10,000	2,022

		22,581

POLAND – 3.66%
Bank Handlowy w Warszawie SAa	210	5,461
Bank Millennium SAa	4,172	6,144
Bank Pekao SAa	238	14,036
Bank Zachodni WBK SAa	106	6,525
BRE Bank SAa	94	8,377
Getin Holding SAa	2,306	7,317
Globe Trade Centre SAa	964	7,979
ING Bank Slaski SAa	22	5,326
Powszechna Kasa Oszczednosci Bank Polski SA	1,762	23,851

		85,016

RUSSIA – 2.64%
Sberbank GDR[b]	200	61,158

		61,158

SOUTH AFRICA – 9.26%
Absa Group Ltd.	790	14,057
African Bank Investments Ltd.	5,560	21,879
FirstRand Ltd.	15,034	37,162
Growthpoint Properties Ltd.	4,676	8,484
Investec Ltd.	2,100	15,149
Nedbank Group Ltd.	218	3,525
Redefine Income Fund Ltd.	7,496	7,114
Remgro Ltd.	2,340	27,897
RMB Holdings Ltd.	5,674	23,230
Sanlam Ltd.	1,770	5,367
Standard Bank Group Ltd.	3,536	51,013

		214,877

Security	Shares	Value
SOUTH KOREA – 6.76%
Shinhan Financial Group Co. Ltd. SP ADR	2,168	$150,199
Woori Finance Holdings Co. Ltd. SP ADR[a]	200	6,808

		157,007

THAILAND – 4.56%
Bangkok Bank PCL NVDR	5,200	17,701
Bank of Ayudhya PCL NVDR	23,200	13,629
Kasikornbank PCL NVDR	8,200	20,380
Krung Thai Bank PCL NVDR	18,600	5,379
Land and Houses PCL NVDR	64,800	10,639
Siam Commercial Bank PCL NVDR	10,200	24,505
TMB Bank PCL NVDR[a]	353,600	13,528

		105,761

TURKEY – 4.06%
Akbank TAS	3,142	18,560
Asya Katilim Bankasi ASa	3,732	9,920
Turkiye Garanti Bankasi AS	5,508	23,478
Turkiye Halk Bankasi AS	1,828	12,639
Turkiye Is Bankasi AS	3,430	15,311
Yapi ve Kredi Bankasi ASa	5,846	14,284

		94,192

TOTAL COMMON STOCKS (Cost: $2,333,942)		2,204,657

PREFERRED STOCKS – 4.92%

BRAZIL – 4.92%
Banco Bradesco SA SP ADR	6,902	114,297

		114,297

TOTAL PREFERRED STOCKS (Cost: $128,446)		114,297

SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[c,d]	2,500	2,500

		2,500

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,500)		2,500

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

January 31, 2010

Value
TOTAL INVESTMENTS IN SECURITIES – 100.02% (Cost: $2,464,888)	$2,321,454

Other Assets, Less Liabilities – (0.02)%	(486)

NET ASSETS – 100.00%	$2,320,968

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 85.01%

BRAZIL – 15.00%
Braskem SA SP ADR[a]	1,490	$20,726
Companhia Siderurgica Nacional SA SP ADR	2,580	75,130
Fibria Celulose SA SP ADR[a]	1,374	25,117
Vale SA SP ADR	7,936	204,669

		325,642

CHILE – 2.15%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	1,284	46,712

		46,712

CHINA – 9.99%
Aluminum Corp. of China Ltd. Class Ha	20,000	20,191
Angang New Steel Co. Ltd. Class H	8,000	13,948
Anhui Conch Cement Co. Ltd. Class H	4,000	22,148
BBMG Corp. Class Ha	18,000	17,986
China BlueChemical Ltd. Class H	28,000	18,244
China National Building Material Co. Ltd. Class H	8,000	13,330
Fosun International Ltd.	11,000	7,790
Fushan International Energy Group Ltd.	16,000	13,825
Hidili Industry International Development Ltd.[a]	8,000	8,458
Huabao International Holdings Ltd.	14,000	14,242
Jiangxi Copper Co. Ltd. Class H	6,000	12,115
Maanshan Iron & Steel Co. Ltd. Class Ha	12,000	7,263
Nine Dragons Paper (Holdings) Ltd.	10,000	14,165
Sinofert Holdings Ltd.	28,000	16,297
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	48,000	16,874

		216,876

INDIA – 3.27%
Sterlite Industries (India) Ltd. SP ADR	4,442	70,850

		70,850

INDONESIA – 2.42%
PT Aneka Tambang Tbk	38,000	8,636
PT Indocement Tunggal Prakarsa Tbk	13,000	18,770

Security	Shares	Value
PT International Nickel Indonesia Tbk	23,000	$8,794
PT Semen Gresik (Persero) Tbk	19,000	16,257

		52,457

ISRAEL – 3.99%
Israel Chemicals Ltd.	3,422	45,432
Israel Corp. Ltd. (The)[a]	22	16,407
Makhteshim-Agan Industries Ltd.	4,846	24,745

		86,584

MEXICO – 6.00%
Cemex SAB de CV CPO[a]	57,000	53,724
Grupo Mexico SAB de CV Series B	19,400	39,635
Industrias Penoles SAB de CV	800	14,917
Mexichem SAB de CV	10,200	22,010

		130,286

PERU – 3.89%
Compania de Minas Buenaventura SA SP ADR	1,524	47,976
Southern Copper Corp.	1,368	36,430

		84,406

POLAND – 1.14%
KGHM Polska Miedz SA	738	24,689

		24,689

RUSSIA – 6.89%
Cherepovets MK Severstal SP GDR[a,b]	1,476	18,302
JSC MMC Norilsk Nickel SP ADR[a]	4,000	62,200
Mechel OAO SP ADR	894	17,692
Novolipetsk Steel SP GDR[a,b]	588	18,081
Polyus Gold SP ADR	400	10,800
Uralkali SP GDR[a,b]	1,048	22,542

		149,617

SOUTH AFRICA – 14.68%
African Rainbow Minerals Ltd.	666	14,829
Anglo Platinum Ltd.[a]	308	29,636
AngloGold Ashanti Ltd.	1,328	49,098
ArcelorMittal South Africa Ltd.	1,100	15,366
Exxaro Resources Ltd.	844	11,857
Gold Fields Ltd.	3,028	35,738
Harmony Gold Mining Co. Ltd.	1,884	17,979
Impala Platinum Holdings Ltd.	2,748	71,932
Kumba Iron Ore Ltd.	388	16,712

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
Northam Platinum Ltd.	1,112	$7,332
Pretoria Portland Cement Co. Ltd.	5,674	25,230
Sappi Ltd.[a]	5,262	22,875

		318,584

SOUTH KOREA – 10.42%
POSCO SP ADR	2,002	226,126

		226,126

TAIWAN – 1.87%
China Steel Corp. SP GDR	2,000	40,580

		40,580

THAILAND – 2.72%
PTT Chemical PCL NVDR	11,800	30,127
Siam Cement PCL NVDR	4,400	28,896

		59,023

TURKEY – 0.58%
Eregli Demir ve Celik Fabrikalari TAS[a]	3,886	12,469

		12,469

TOTAL COMMON STOCKS (Cost: $2,064,845)		1,844,901

PREFERRED STOCKS – 14.90%

BRAZIL – 14.90%
Gerdau SA SP ADR	4,534	60,982
Vale SA Class A SP ADR	11,618	262,335

		323,317

TOTAL PREFERRED STOCKS (Cost: $375,524)		323,317

SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[c,d]	2,500	2,500

		2,500

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,500)		2,500

Value
TOTAL INVESTMENTS IN SECURITIES – 100.02% (Cost: $2,442,869)	$2,170,718

Other Assets, Less Liabilities – (0.02)%	(424)

NET ASSETS — 100.00%	$2,170,294

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES MSCI EUROPE FINANCIALS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.67%

AUSTRIA – 1.28%
Erste Group Bank AG	346	$13,264
IMMOEAST AGa	740	3,610
Raiffeisen International Bank Holding AG	126	6,301
Vienna Insurance Group AG	102	4,922

		28,097

BELGIUM – 2.21%
Compagnie Nationale a Portefeuille SA	102	5,116
Dexia SAa	874	5,462
Fortis[a]	3,344	11,866
Groupe Bruxelles Lambert SA	166	15,277
KBC Groep NVa	244	10,709

		48,430

DENMARK – 0.95%
Danske Bank A/Sa	674	16,293
Topdanmark A/Sa	20	2,449
TrygVesta A/S	34	2,088

		20,830

FINLAND – 0.79%
Pohjola Bank PLC	234	2,426
Sampo OYJ Class A	610	14,872

		17,298

FRANCE – 13.11%
AXA	2,460	51,289
BNP Paribas	1,382	100,176
CNP Assurances SA	50	4,449
Credit Agricole SA	1,370	21,784
Eurazeo	44	3,217
Fonciere des Regions	32	3,198
Gecina SA	26	2,601
Icade	26	2,523
Klepierre	130	4,873
Natixis[a]	1,332	6,239
SCOR SE	194	4,522
Societe Generale	924	54,205
Unibail-Rodamco SE	130	28,405

		287,481

Security	Shares	Value
GERMANY – 9.51%
Allianz SE Registered	662	$73,998
Commerzbank AGa	1,076	8,431
Deutsche Bank AG Registered	876	54,031
Deutsche Boerse AG	296	19,563
Deutsche Postbank AGa	140	4,303
Hannover Rueckversicherung AG Registered[a]	92	4,271
Muenchener Rueckversicherungs-Gesellschaft AG Registered	292	44,036

		208,633

ITALY – 9.32%
Assicurazioni Generali SpA	1,780	42,728
Banca Carige SpA	1,246	3,227
Banca Monte dei Paschi di Siena SpA	3,840	6,266
Banca Popolare di Milano Scrl	774	5,078
Banco Popolare SpA[a]	974	6,261
Fondiaria-SAI SpA	126	2,065
Intesa Sanpaolo SpA[a]	11,754	45,377
Mediobanca SpA[a]	862	9,519
Mediolanum SpA	394	2,223
UniCredit SpA[a]	23,738	66,649
Unione di Banche Italiane ScpA	960	13,304
Unipol Gruppo Finanziario SpA[a]	1,438	1,761

		204,458

NETHERLANDS – 3.21%
AEGON NVa	2,306	14,058
Corio NV	86	5,324
ING Groep NV CVA[a]	5,350	51,042

		70,424

NORWAY – 0.82%
DnB NOR ASA[a]	1,558	17,884

		17,884

PORTUGAL – 0.58%
Banco Comercial Portugues SA Registered	5,942	6,483
Banco Espirito Santo SA Registered	1,046	6,127

		12,610

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EUROPE FINANCIALS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
SPAIN – 13.46%
Banco Bilbao Vizcaya Argentaria SA	5,416	$83,561
Banco de Sabadell SA	1,484	7,960
Banco de Valencia SA	478	3,648
Banco Popular Espanol SA	1,312	10,066
Banco Santander SA	12,114	173,430
Bankinter SA	470	4,227
Criteria CaixaCorp SA	1,632	7,445
Mapfre SA	1,190	4,731

		295,068

SWEDEN – 4.45%
Investor AB Class B	732	13,062
Nordea Bank AB	4,758	44,428
Skandinaviska Enskilda Banken AB Class Aa	2,224	13,444
Svenska Handelsbanken AB Class A	714	18,907
Swedbank AB Class Aa	888	7,832

		97,673

SWITZERLAND – 10.76%
Baloise Holding AG Registered	56	4,702
Credit Suisse Group AG Registered	1,656	73,130
GAM Holding Ltd.	288	3,350
Julius Baer Group Ltd.	306	10,236
Pargesa Holding SA Bearer	38	3,214
Swiss Life Holding AG Registered[a]	40	5,127
Swiss Reinsurance Co. Registered	498	21,973
UBS AG Registered[a]	5,210	69,345
Zurich Financial Services AG Registered	208	44,911

		235,988

UNITED KINGDOM – 29.22%
Admiral Group PLC	232	4,212
Aviva PLC	3,800	23,656
Barclays PLC	16,564	71,810
British Land Co. PLC	1,192	8,368
Hammerson PLC	962	5,845
HSBC Holdings PLC	25,248	274,017
ICAP PLC	730	4,342
Investec PLC	554	3,784
Land Securities Group PLC	1,070	10,982
Legal & General Group PLC	7,834	9,528
Liberty International PLC	710	5,199
Lloyds Banking Group PLC[a]	55,570	45,591

Security	Shares	Value
London Stock Exchange Group PLC	210	$2,159
Man Group PLC	2,438	9,259
Old Mutual PLC[a]	7,134	11,900
Prudential PLC	3,604	33,380
Resolution Ltd.[a]	3,208	4,107
Royal Bank of Scotland Group PLC[a]	24,876	12,875
RSA Insurance Group PLC	3,832	7,915
Schroders PLC	176	3,514
SEGRO PLC	1,020	5,132
Standard Chartered PLC	2,922	67,986
Standard Life PLC	2,956	9,274
3i Group PLC	1,416	6,020

		640,855

TOTAL COMMON STOCKS (Cost: $2,356,522)		2,185,729

PREFERRED STOCKS – 0.23%

ITALY – 0.23%
Intesa Sanpaolo SpA RNC	1,698	5,045

		5,045

TOTAL PREFERRED STOCKS (Cost: $5,734)		5,045

SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[b,c]	2,500	2,500

		2,500

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,500)		2,500

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $2,364,756)		2,193,274

Other Assets, Less Liabilities – (0.01)%		(325)

NET ASSETS – 100.00%		$2,192,949

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.91%

HONG KONG – 22.65%
Bank of East Asia Ltd.	6,000	$20,629
BOC Hong Kong (Holdings) Ltd.	14,000	29,385
Cheung Kong (Holdings) Ltd.	6,000	71,119
Chinese Estates Holdings Ltd.	2,000	3,235
Hang Lung Group Ltd.	2,000	9,014
Hang Lung Properties Ltd.	8,000	27,299
Hang Seng Bank Ltd.	3,000	42,146
Henderson Land Development Co. Ltd.	4,000	25,316
Hong Kong Exchanges and Clearing Ltd.	4,000	68,144
Hopewell Holdings Ltd.	2,000	6,091
Hysan Development Co. Ltd.	2,000	4,965
Kerry Properties Ltd.	3,000	13,405
Link REIT (The)	9,000	21,695
New World Development Co. Ltd.	10,000	16,482
Sino Land Co. Ltd.	8,000	13,268
Sun Hung Kai Properties Ltd.	6,000	77,493
Swire Pacific Ltd. Class A	3,000	32,778
Wharf (Holdings) Ltd. (The)	6,000	29,823
Wheelock and Co. Ltd.	4,000	10,456
Wing Hang Bank Ltd.	1,000	8,434

		531,177

JAPAN – 64.79%
Acom Co. Ltd.	160	2,746
AEON Credit Service Co. Ltd.	400	4,121
AEON Mall Co. Ltd.	400	7,289
Aioi Insurance Co. Ltd.	2,000	9,486
Aozora Bank Ltd.[a]	4,000	5,074
Bank of Kyoto Ltd. (The)	2,000	16,502
Bank of Yokohama Ltd. (The)	4,000	18,885
Chiba Bank Ltd. (The)	4,000	24,091
Chuo Mitsui Trust Holdings Inc.	4,000	14,164
Credit Saison Co. Ltd.	600	7,439
Daito Trust Construction Co. Ltd.	400	19,017
Daiwa House Industry Co. Ltd.	2,000	21,047
Daiwa Securities Group Inc.	6,000	29,982
Fukuoka Financial Group Inc.	4,000	14,605
Gunma Bank Ltd. (The)	2,000	10,281
Hachijuni Bank Ltd. (The)	2,000	11,516
Hiroshima Bank Ltd. (The)	2,000	7,876

Security	Shares	Value
Hokuhoku Financial Group Inc.	4,000	$8,295
Iyo Bank Ltd. (The)	2,000	16,480
JAFCO Co. Ltd.	200	4,929
Japan Prime Realty Investment Corp.	2	3,828
Japan Real Estate Investment Corp.	2	16,701
Japan Retail Fund Investment Corp.	2	9,266
Joyo Bank Ltd. (The)	2,000	8,074
Matsui Securities Co. Ltd.	400	2,722
Mitsubishi Estate Co. Ltd.	4,000	64,773
Mitsubishi UFJ Financial Group Inc.	50,600	261,219
Mitsubishi UFJ Lease & Finance Co. Ltd.	240	8,260
Mitsui Fudosan Co. Ltd.	4,000	67,729
Mitsui Sumitomo Insurance Group Holdings Inc.	1,600	39,976
Mizuho Financial Group Inc.	55,200	106,558
Mizuho Securities Co. Ltd.	2,000	5,890
Mizuho Trust & Banking Co. Ltd.[a]	6,000	6,023
Nippon Building Fund Inc.	2	17,605
Nipponkoa Insurance Co. Ltd.	2,000	11,472
Nishi-Nippon City Bank Ltd. (The)	2,000	5,162
Nomura Holdings Inc.	14,400	108,649
Nomura Real Estate Holdings Inc.	400	5,992
NTT Urban Development Corp.	4	2,934
ORIX Corp.	420	31,504
Resona Holdings Inc.	2,000	24,908
Sapporo Hokuyo Holdings Inc.	1,200	4,845
SBI Holdings Inc.	64	12,199
Senshu Ikeda Holdings Inc.[a]	2,000	6,707
Seven Bank Ltd.	2	4,161
77 Bank Ltd. (The)	2,000	10,656
Shinsei Bank Ltd.[a]	4,000	4,986
Shizuoka Bank Ltd. (The)	2,000	17,252
Sompo Japan Insurance Inc.	4,000	26,077
Sony Financial Holdings Inc.	4	10,920
Sumitomo Mitsui Financial Group Inc.	5,200	168,352
Sumitomo Realty & Development Co. Ltd.	2,000	35,541
Sumitomo Trust and Banking Co. Ltd. (The)	6,000	33,291
T&D Holdings Inc.	1,200	24,793
Tokio Marine Holdings Inc.	3,000	80,746
Tokyo Tatemono Co. Ltd.	2,000	7,898
Tokyu Land Corp.	2,000	7,523

		1,519,017

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value
SINGAPORE – 12.47%
Ascendas Real Estate Investment Trust	6,000	$8,292
CapitaLand Ltd.	10,000	27,498
CapitaMall Trust Management Ltd.	8,000	9,631
CapitaMalls Asia Ltd.[a]	4,000	6,582
City Developments Ltd.	2,000	15,273
DBS Group Holdings Ltd.	6,000	61,036
Oversea-Chinese Banking Corp. Ltd.	10,000	58,344
Singapore Exchange Ltd.	4,000	22,768
United Overseas Bank Ltd.	6,000	77,621
UOL Group Ltd.	2,000	5,329

		292,374

TOTAL COMMON STOCKS (Cost: $2,451,695)		2,342,568

SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[b,c]	2,500	2,500

		2,500

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,500)		2,500

TOTAL INVESTMENTS IN SECURITIES – 100.02% (Cost: $2,454,195)		2,345,068

Other Assets, Less Liabilities – (0.02)%		(391)

NET ASSETS – 100.00%		$2,344,677

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2010

	iShares MSCI
	ACWI ex US Financials Sector Index Fund	Emerging Markets Financials Sector Index Fund	Emerging Markets Materials Sector Index Fund	Europe Financials Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,403,174	$2,462,388	$2,440,369	$2,362,256
Affiliated issuers (Note 2)	2,500	2,500	2,500	2,500

Total cost of investments	$2,405,674	$2,464,888	$2,442,869	$2,364,756

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$2,251,754	$2,318,954	$2,168,218	$2,190,774
Affiliated issuers (Note 2)	2,500	2,500	2,500	2,500

Total fair value of investments	2,254,254	2,321,454	2,170,718	2,193,274
Foreign currencies, at value[a]	–	–	43	–
Receivables:
Investment securities sold	6,996	–	–	–
Dividends	760	–	–	–

Total Assets	2,262,010	2,321,454	2,170,761	2,193,274

LIABILITIES
Payables:
Investment securities purchased	6,531	–	–	–
Investment advisory fees (Note 2)	335	486	467	325

Total Liabilities	6,866	486	467	325

NET ASSETS	$2,255,144	$2,320,968	$2,170,294	$2,192,949

Net assets consist of:
Paid-in capital	$2,406,555	$2,464,888	$2,442,869	$2,364,756
Undistributed net investment income (accumulated net investment loss)	430	(486)	(424)	(325)
Accumulated net realized loss	(406)	–	–	–
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(151,435)	(143,434)	(272,151)	(171,482)

NET ASSETS	$2,255,144	$2,320,968	$2,170,294	$2,192,949

Shares outstanding[b]	100,000	100,000	100,000	100,000

Net asset value per share	$22.55	$23.21	$21.70	$21.93

[a]	Cost of foreign currencies: $–, $–, $43 and $–, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2010

iShares MSCI
Far East Financials Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,451,695
Affiliated issuers (Note 2)	2,500

Total cost of investments	$2,454,195

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$2,342,568
Affiliated issuers (Note 2)	2,500

Total fair value of investments	2,345,068
Receivables:
Investment securities sold	45,554
Dividends	249

Total Assets	2,390,871

LIABILITIES
Payables:
Investment securities purchased	45,843
Investment advisory fees (Note 2)	351

Total Liabilities	46,194

NET ASSETS	$2,344,677

Net assets consist of:
Paid-in capital	$2,455,645
Accumulated net investment loss	(102)
Accumulated net realized loss	(1,737)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(109,129)

NET ASSETS	$2,344,677

Shares outstanding[a]	100,000

Net asset value per share	$23.45

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations (Unaudited)

iSHARES® TRUST

Period ended January 31, 2010

	iShares MSCI
	ACWI ex US Financials Sector Index Fund[a]	Emerging Markets Financials Sector Index Fund[a]	Emerging Markets Materials Sector Index Fund[a]	Europe Financials Sector Index Fund[a]
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$765	$–	$43	$–

Total investment income	765	–	43	–

EXPENSES
Investment advisory fees (Note 2)	335	486	467	325

Total expenses	335	486	467	325

Net investment income (loss)	430	(486)	(424)	(325)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(406)	–	–	–

Net realized loss	(406)	–	–	–

Net change in unrealized appreciation (depreciation) on:
Investments	(151,420)	(143,434)	(272,151)	(171,482)
Translation of assets and liabilities in foreign currencies	(15)	–	–	–

Net change in unrealized appreciation (depreciation)	(151,435)	(143,434)	(272,151)	(171,482)

Net realized and unrealized loss	(151,841)	(143,434)	(272,151)	(171,482)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(151,411)	$(143,920)	$(272,575)	$(171,807)

[a]	For the period from January 20, 2010 (commencement of operations) to January 31, 2010.
[b]	Net of foreign withholding tax of $125, $–, $– and $–, respectively.

See notes to financial statements.

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period ended January 31, 2010

iShares MSCI
Far East Financials Sector Index Fund[a]
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$249

Total investment income	249

EXPENSES
Investment advisory fees (Note 2)	351

Total expenses	351

Net investment loss	(102)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,737)

Net realized loss	(1,737)

Net change in unrealized appreciation (depreciation) on:
Investments	(109,127)
Translation of assets and liabilities in foreign currencies	(2)

Net change in unrealized appreciation (depreciation)	(109,129)

Net realized and unrealized loss	(110,866)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(110,968)

[a]	For the period from January 20, 2010 (commencement of operations) to January 31, 2010.
[b]	Net of foreign withholding tax of $27.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI ACWI ex US Financials Sector Index Fund	iShares MSCI Emerging Markets Financials Sector Index Fund
	Period from January 20, 2010[a] to January 31, 2010 (Unaudited)	Period from January 20, 2010[a] to January 31, 2010 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$430	$(486)
Net realized loss	(406)	–
Net change in unrealized appreciation (depreciation)	(151,435)	(143,434)

Net decrease in net assets resulting from operations	(151,411)	(143,920)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,406,555	2,464,888

Net increase in net assets from capital share transactions	2,406,555	2,464,888

INCREASE IN NET ASSETS	2,255,144	2,320,968

NET ASSETS
Beginning of period	–	–

End of period	$2,255,144	$2,320,968

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$430	$(486)

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Emerging Markets Materials Sector Index Fund	iShares MSCI Europe Financials Sector Index Fund
	Period from January 20, 2010[a] to January 31, 2010 (Unaudited)	Period from January 20, 2010[a] to January 31, 2010 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss	$(424)	$(325)
Net change in unrealized appreciation (depreciation)	(272,151)	(171,482)

Net decrease in net assets resulting from operations	(272,575)	(171,807)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,442,869	2,364,756

Net increase in net assets from capital share transactions	2,442,869	2,364,756

INCREASE IN NET ASSETS	2,170,294	2,192,949

NET ASSETS
Beginning of period	–	–

End of period	$2,170,294	$2,192,949

Accumulated net investment loss included in net assets at end of period	$(424)	$(325)

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

iShares MSCI Far East Financials Sector Index Fund
Period from January 20, 2010[a] to January 31, 2010 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss	$(102)
Net realized loss	(1,737)
Net change in unrealized appreciation (depreciation)	(109,129)

Net decrease in net assets resulting from operations	(110,968)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,455,645

Net increase in net assets from capital share transactions	2,455,645

INCREASE IN NET ASSETS	2,344,677

NET ASSETS
Beginning of period	–

End of period	$2,344,677

Accumulated net investment loss included in net assets at end of period	$(102)

SHARES ISSUED
Shares sold	100,000

Net increase in shares outstanding	100,000

[a]	Commencement of operations.

See notes to financial statements.

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI ACWI ex US Financials Sector Index Fund
Period from Jan. 20, 2010[a] to Jan. 31, 2010 (Unaudited)

Net asset value, beginning of period	$24.07

Income from investment operations:
Net investment income[b]	0.00 [c]
Net realized and unrealized loss	(1.52)

Total from investment operations	(1.52)

Net asset value, end of period	$22.55

Total return	(6.32)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,255
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	0.62%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Financials Sector Index Fund
Period from Jan. 20, 2010[a] to Jan. 31, 2010 (Unaudited)

Net asset value, beginning of period	$24.65

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net realized and unrealized loss	(1.44)

Total from investment operations	(1.44)

Net asset value, end of period	$23.21

Total return	(5.84)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,321
Ratio of expenses to average net assets[e]	0.68%
Ratio of net investment loss to average net assets[e]	(0.68)%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Materials Sector Index Fund
Period from Jan. 20, 2010[a] to Jan. 31, 2010 (Unaudited)

Net asset value, beginning of period	$24.43

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net realized and unrealized loss	(2.73)

Total from investment operations	(2.73)

Net asset value, end of period	$21.70

Total return	(11.18)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,170
Ratio of expenses to average net assets[e]	0.68%
Ratio of net investment loss to average net assets[e]	(0.62)%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Europe Financials Sector Index Fund
Period from Jan. 20, 2010[a] to Jan. 31, 2010 (Unaudited)

Net asset value, beginning of period	$23.65

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net realized and unrealized loss	(1.72)

Total from investment operations	(1.72)

Net asset value, end of period	$21.93

Total return	(7.27)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,193
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment loss to average net assets[e]	(0.48)%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Far East Financials Sector Index Fund
Period from Jan. 20, 2010[a] to Jan. 31, 2010 (Unaudited)

Net asset value, beginning of period	$24.56

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net realized and unrealized loss	(1.11)

Total from investment operations	(1.11)

Net asset value, end of period	$23.45

Total return	(4.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,345
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment loss to average net assets[e]	(0.14)%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares MSCI ACWI ex US Financials Sector, iShares MSCI Emerging Markets Financials Sector, iShares MSCI Emerging Markets Materials Sector, iShares MSCI Europe Financials Sector and iShares MSCI Far East Financials Sector Index Funds (each, a “Fund,” collectively, the “Funds”). The Funds commenced operations on January 20, 2010.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

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iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of January 31, 2010, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of January 31, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended January 31, 2010.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
ACWI ex US Financials Sector	$2,405,674	$1,313	$(152,733)	$(151,420)
Emerging Markets Financials Sector	2,464,888	2,404	(145,838)	(143,434)
Emerging Markets Materials Sector	2,442,869	272	(272,423)	(272,151)
Europe Financials Sector	2,364,756	236	(171,718)	(171,482)
Far East Financials Sector	2,454,195	4,450	(113,577)	(109,127)

Management has reviewed the tax positions as of January 31, 2010 and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc (‘BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
ACWI ex US Financials Sector	0.48%
Europe Financials Sector	0.48
Far East Financials Sector	0.48

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares MSCI Emerging Markets Financials Sector and iShares MSCI Emerging Markets Materials Sector Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these two Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments, if any, is included in interest from affiliated issuers in the Statements of Operations.

Certain trustees and officers of the Trust are also officers of BFA and/or its affiliate, BlackRock Institutional Trust Company, N.A.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended January 31, 2010 were as follows:

iShares MSCI Index Fund	Purchases	Sales
ACWI ex US Financials Sector	$6,562	$7,037
Far East Financials Sector	46,067	45,780

In-kind transactions (see Note 4) for the period ended January 31, 2010 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
ACWI ex US Financials Sector	$2,404,055	$–
Emerging Markets Financials Sector	2,462,388	–
Emerging Markets Materials Sector	2,440,369	–
Europe Financials Sector	2,362,256	–
Far East Financials Sector	2,453,145	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in large blocks of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

I. iSHARES MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Funds’ entering into an Investment Advisory Contract with BlackRock Fund Advisors (“BFA”) (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

On December 1, 2009, BlackRock, Inc. (“BlackRock”) completed a transaction whereby it acquired from Barclays Bank PLC (“Barclays”) the interests in BFA, formerly known as Barclays Global Fund Advisors, and certain affiliated companies, including BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A. (the “Transaction”).

Prior to the Transaction, BFA served as the investment advisor to other iShares funds pursuant to an investment advisory agreement with the Trust (the “Previous Advisory Agreement”). At a meeting held on February 23-24, 2009, the Board approved the selection of BFA and the Previous Advisory Agreement for the Fund, based on its review of qualitative and quantitative information provided by BFA. However, the Previous Advisory Agreement did not take effect with respect to the Fund, as the Transaction was consummated prior to the Fund’s inception.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY CONTRACT

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the Advisory Contract between BFA and the Trust, on behalf of the Fund after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

THE APPROVAL PROCESS – At telephonic and in-person meetings held on June 17, July 29 and August 13, 2009, the Board, including the Independent Trustees, discussed the Transaction and the Advisory Contract.

In preparation for their consideration of the Advisory Contract, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BTC and BFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 2009 in-person Board meeting. To assist the Board in its consideration of the Advisory Contract, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the Previous Advisory Agreement between BFA and the Trust, on behalf of other iShares funds as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BFA, determined that the nature, extent and quality of the services provided by BFA under the Previous Advisory Agreement were appropriate.

At the June, July and August 2009 Board meetings, the Trustees discussed with representatives of BTC, BFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BFA and the iShares funds. At these Board meetings,

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

representatives of BTC, BFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BFA in connection with the Transaction, including the anticipated senior management structure of BFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BFA and the Fund, and the Advisory Contract.

In connection with the Board’s review of the Advisory Contract, BTC, BFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the iShares funds and their shareholders by BFA, including portfolio management and compliance services;

•

that BFA and BlackRock have no present intention to alter the advisory fee rate and expense arrangements currently in effect for the Fund for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BFA will remain employees of BFA and will continue to provide services to the iShares funds following the Transaction;

•

that the iShares funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the iShares funds are expected to continue to be sold through existing distribution channels;

•	that the iShares funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction Agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the iShares funds;

•	that Barclays or one of its affiliates has agreed to pay all expenses of the iShares funds in connection with the Board’s consideration of the Advisory Contract; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	41

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them. In their deliberations, the Trustees considered information received in connection with their most recent approval or continuation of the Previous Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BTC, BFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the Advisory Contract. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the Advisory Contract are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund, and that the Advisory Contract should be approved. In voting to approve the Advisory Contract in respect of the Fund, the Board considered in particular the following factors:

THE NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BFA AND ITS AFFILIATES – In connection with their consideration of the Advisory Contract, the Board considered representations by BFA, BTC and BlackRock that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the Fund as compared to the scope of services to be provided by BFA under the Previous Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to the other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to the Fund, BFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for the Fund.

The Board noted the representations of BFA, BTC and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the iShares funds. The Board also considered that the iShares funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by BFA under the Advisory Contract compared with the services provided by BFA under the Previous Advisory Agreement and that the Board expects that the quality of such services will continue to be appropriate.

FUND EXPENSES – The Board received and reviewed statistical information prepared by Lipper Inc. (“Lipper”) at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Fund, including advisory fees, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s peer group pursuant to Lipper’s proprietary methodology. Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

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iSHARES® TRUST

The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board noted that the investment advisory fee and overall expenses for the Fund were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their Lipper Groups with respect to the Previous Advisory Agreement and the Advisory Contract. The Board took into account that the fee rate for the Fund under the Advisory Contract is identical to the fee rate under the Previous Advisory Agreement. Further, the Board noted that representatives of BFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the iShares funds for a period of two years from the date of the closing of the Transaction.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels of the Fund, as proposed to be managed by BFA, as compared to the investment advisory fee rates and expense levels of the funds in its Lipper Group, were satisfactory for the purposes of approving the Previous Advisory Agreement and concluded that these comparisons continued to be satisfactory for the purpose of approving the Advisory Contract.

COST OF SERVICES TO BE PROVIDED TO THE FUND AND PROFITS TO BE REALIZED BY BFA – The Board did not consider at the June 2009 Board meeting and at prior meetings, the profitability of the Fund to BFA based on the fees payable under the Previous Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationships had not yet commenced. However, the Board noted that it would consider these matters in the future.

The Board noted that the Advisory Contract is similar to the Previous Advisory Agreement, including the fact that the fee rates under the Agreements are identical and that representatives of BFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the iShares funds for a period of two years from the date of the closing of the Transaction.

ECONOMIES OF SCALE – The Board noted that the Previous Advisory Agreement and Advisory Contract do not provide for any breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund increase; however, the Board further noted that possible future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fees at a rate at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflected appropriate sharing of economies of scale with the Fund’s shareholders.

The Board noted representations from BFA and BlackRock that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the funds. The Board determined that changes to the fee structure were not currently necessary and that the Fund would appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BFA AND ITS AFFILIATES – At the June 2009 Board meeting, the Board received and considered certain information regarding the Fund’s annual investment advisory fee rate under the Previous Advisory Agreement in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	43

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

fee information was not available for the Fund, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Fund. The Board noted, however, that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Fund. Based on this review, the Board determined that the investment advisory fee rate under the Previous Advisory Agreement and the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Previous Advisory Agreement and the Advisory Contract is fair and reasonable.

OTHER BENEFITS TO BFA AND ITS AFFILIATES – Except as noted below, the Board did not review any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA or its affiliates, since the proposed relationship had not yet commenced. The Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through an affiliate of BFA, or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

CONCLUSION – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances.

II. iSHARES MSCI EUROPE FINANCIALS SECTOR INDEX FUND AND iSHARES MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Funds’ entering into an Investment Advisory Contract with BlackRock Fund Advisors (“BFA”) (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

On December 1, 2009, BlackRock, Inc. (“BlackRock”) completed a transaction whereby it acquired from Barclays Bank PLC (“Barclays”) the interests in BFA, formerly known as Barclays Global Fund Advisors, and certain affiliated companies, including BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A. (the “Transaction”).

At a meeting held on September 16-17, 2009, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, BTC and BlackRock, as applicable, at the September 2009 Board meeting and at prior Board meetings. In that regard, at telephonic and in-person meetings held in June, July and August 2009, the Board, including the Independent Trustees, discussed the Transaction and its potential impact on BFA. The Board received, in response to a written due diligence request prepared by the Board and its independent counsel, comprehensive written information from BFA, BTC and BlackRock, as applicable, covering a range of issues and received, in response to additional requests, further information in advance of and at an August 13, 2009 in-person Board meeting. To assist the Board, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BFA

The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of services to be provided to the Funds by BFA, the Board considered BFA’s investment philosophy and experience, noting that over the past several years BFA and its affiliates have committed significant resources to the support of the other iShares funds. The Board considered in particular that BFA’s services for the other iShares funds capitalize on BFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions.

The Board also considered BFA’s compliance program and its compliance record with respect to the other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters, similar to the other iShares funds. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board noted that BFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available.

The Board noted the representations of BFA, BTC and BlackRock made at the June, July and August 2009 Board meetings that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. At the prior Board meetings, the Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business, and its current ownership structure and expected ownership structure following the completion of the Transaction. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract were appropriate and supported the Board’s selection of BFA as investment adviser to the Funds.

FUND EXPENSES

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	45

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that the investment advisory fee rates and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Groups.

Based on this review, the Board concluded that the investment advisory fees and expense levels of each Fund, as proposed to be managed by BFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract.

COSTS OF SERVICES TO BE PROVIDED TO THE FUNDS AND PROFITS TO BE REALIZED BY BFA AND AFFILIATES

The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the expiration of the Advisory Contract’s initial two year term and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fee rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structuring with declining breakpoints where the initial fee was higher. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BFA had incurred operating losses during earlier years when the iShares funds had not yet reached scale. The Board noted representations from BFA and BlackRock at the June, July and August 2009 Board meetings that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. It was noted at the prior Board meetings that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects the sharing of potential economies of scale with the Funds’ shareholders.

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BFA AND ITS AFFILIATES

The Board considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BFA (or its affiliate, BTC) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparative investment advisory/management fee information was not available for the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. With respect to the Funds, although there were no directly comparative Other Accounts with substantially similar investment objectives and strategies, the Board noted that BFA provided the Board with general information regarding how the level of services provided to Other Accounts differed from the level of services provided to the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BFA AND/OR ITS AFFILIATES

Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board also considered the potential for revenue to BTC, the Trust’s securities lending agent, in the event of any loaning of portfolio securities of the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate, or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances.

III. iSHARES MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND AND iSHARES MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Funds’ entering into an Investment Advisory Contract with BlackRock Fund Advisors (“BFA”) (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 8-9, 2009, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and BlackRock, Inc. (“BlackRock”) as applicable, at prior Board meetings in connection with the Board’s consideration and approval of new investment advisory contracts between the other iShares funds and BFA, which took effect upon the consummation of the acquisition by BlackRock of BTC’s asset management business (the “Transaction”).

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	47

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BFA

The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of services to be provided to the Funds by BFA, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds. The Board considered in particular that BFA’s services for the other iShares funds capitalize on BFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC and BlackRock at prior Board meetings that there would be no diminution in the scope of services required of or to be provided by BFA under the Advisory Contract for the Funds as compared to the scope of services historically provided by BFA to other iShares funds prior to the Transaction.

The Board also considered BFA’s compliance program and its compliance record with respect to the other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters, similar to the other iShares funds. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board noted that BFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available.

The Board took into account prior discussions at Board meetings held during 2009, including representations by management regarding the resources and strengths of BFA in managing the iShares funds after the Transaction and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract were appropriate and supported the Board’s selection of BFA as investment adviser to the Funds.

FUND EXPENSES

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that the investment advisory fee rates and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Group.

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

Based on this review, the Board concluded that the investment advisory fees and expense levels of each Fund, as proposed to be managed by BFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract.

COSTS OF SERVICES TO BE PROVIDED TO THE FUNDS AND PROFITS TO BE REALIZED BY BFA AND AFFILIATES

The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board recalled discussions with management at prior Board meetings, in which BFA, BlackRock and the Board discussed how profitability would be calculated and presented to the Board following the Transaction. The Board noted that further discussions regarding profitability are planned for future meetings, and that it expects to receive profitability information from BFA on at least an annual basis following the expiration of the Advisory Contract’s initial two year term and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract provides for breakpoints in the Funds’ investment advisory fee rates at certain asset levels of the Funds on an aggregate basis with certain other iShares funds. The Board noted that, as a result of previous growth of the iShares funds in the group with which the Funds’ assets are aggregated for the purpose of applying the breakpoints, the Funds, from inception, would receive immediate benefits from this breakpoint structure. The Board noted representations from BFA and BlackRock at prior Board meetings that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. It was noted at the prior Board meetings that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects the sharing of potential economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BFA AND ITS AFFILIATES

The Board considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BFA (or its affiliate, BTC) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparative investment advisory/management fee information was not available for the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board determined that the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	49

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BFA AND/OR ITS AFFILIATES

Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board also considered the potential for revenue to BTC, the Trust’s securities lending agent, and its affiliates, in the event of any loaning of portfolio securities of the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate, or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	51

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	53

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, no rare they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and service mark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and service mark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-2350-0310

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

iS-SAR-75-0110

iShares®

BlackRock

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: March 26, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: March 26, 2010